Registration No. 33-44670

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 40

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 322

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 247-6785
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Depositor's Telephone Number, including Area Code

Scott Van Wyngarden

The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)

Title of Securities Being Registered: Premier Variable Annuity

It is proposed that this filing will become effective (check appropriate box)
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_XX _ on May 1, 2024 pursuant to paragraph (b) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PREMIER VARIABLE ANNUITY

Prospectus dated May 1, 2024
Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) no longer offers or issues this product. This prospectus is only for the use of the current contractholders of the product.
This prospectus describes Premier Variable Annuity, a group variable annuity for employer sponsored qualified and non-qualified retirement plans (the “Contract”), issued by Principal Life Insurance Company through Principal Life Insurance Company Separate Account B (“Separate Account”).
This prospectus provides information about the Contract and the Separate Account that you, as contractholder, should know. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (“SAI”), dated May 1, 2024, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. You may obtain a free copy of the SAI and all additional information by writing or calling: Premier Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.
These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC's staff and is available at Investor.gov.
Owners of benefits generally may allocate their investments in the Contract among the Separate Account divisions. Each division of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). A list of the underlying mutual funds available under the Contract is shown in Appendix A to this prospectus.
An owner of benefits’ aggregate investment account value will vary according to the investment performance of the underlying mutual funds in which the selected division(s) are invested. We do not guarantee the investment performance of the underlying mutual funds.
For any administrative questions, you may contact us by writing or calling: Premier Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450.
This prospectus describes all material features of the Contract and any material differences due to state variations.
An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.
No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

1.GLOSSARY
The terms defined below are used throughout this Prospectus.
Aggregate Investment Account Value – The sum of the investment account values for investment accounts that correlate to a plan participant.
Annuity Change Factor – The factor used to determine the change in value of a variable annuity in the course of payment.
Annuity Commencement Date – The beginning date for annuity payments.
Annuity Premium – The amount applied under the Contract to purchase an annuity.
Annuity Purchase Date – The date an annuity premium is applied to purchase an annuity.
Associated Contract – An annuity contract issued by the Company to the same contractholder to fund the same or a comparable plan as determined by the Company.
Average Annual Balance – The total value at the beginning of the deposit year of all investment accounts that correlate to a plan participant under the Contract and other plan assets that correlate to a plan participant that are not allocated to the Contract or an associated or companion contract but for which the Company provides record keeping services (“outside assets”), adjusted by the time weighted average of contributions to, and withdrawals from, investment accounts and outside assets (if any) that correlate to the plan participant during the period.
Commuted Value – The dollar value, as of a given date, of remaining variable annuity payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.
Companion Contract – An unregistered group annuity contract offering guaranteed interest crediting rates and that is issued by the Company to the contractholder for the purpose of funding benefits under the Plan. The Company must agree in writing that a contract is a companion contract.
Contract Date – The date this Contract is effective, as shown on the face page of the Contract.
Contract Year – A period beginning on a yearly date and ending on the day before the next yearly date.
Contractholder – The entity to which the Contract will be issued, which will normally be an employer, an association, or a trust established for the benefit of plan participants and their beneficiaries.
Contributions – Amounts contributed under the Contract that are accepted by the Company.
Deposit Year – The twelve-month period ending on a day selected by the contractholder.
Division – The part of the Separate Account B that is invested in shares of an underlying mutual fund.
Employer – The corporation, sole proprietor, firm, organization, agency or political subdivision named as employer in the plan and any successor.
Flexible Income Option – A periodic distribution from the Contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or a greater amount as requested by the owner of benefits.
Funding Agent – An insurance company, custodian or trustee designated by the contractholder and authorized to receive any amount or amounts transferred from the Contract described in this prospectus. Funding agent will also mean the Company where the contractholder directs the Company to transfer such amounts from the Contract described in this prospectus to another group annuity contract issued by the Company to the contractholder.
General Account – assets of the Company other than those allocated to any of our Separate Accounts.
Internal Revenue Code (“Code”) – The Internal Revenue Code of 1986, as amended, and the regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.
Investment Account – An account that correlates to a plan participant established under the Contract for each type of contribution and for each division in which the contribution is invested.

Investment Account Value – The value of an investment account for a division, which on any date will be equal to the number of units then credited to such investment account multiplied by the unit value of this series of Contracts for that division for the valuation period in which such date occurs.
Net Investment Factor – The factor used to determine the change in unit value of a division during a valuation period.
Notification – Any form of notice received by the Company at the Company’s home office and approved in advance by the Company including written forms, electronic transmissions, telephone transmissions, facsimiles or photocopies.
Owner of Benefits – The entity or individual that has the exclusive right to be paid benefits and exercise rights and privileges pursuant to such benefits. The owner of benefits is the plan participant under all Contracts except Contracts used for general creditor non-qualified plans (see “Summary”) wherein the contractholder is the owner of benefits.
Plan – The plan established by the employer in effect on the date the Contract is executed and as amended from time to time, which the employer has designated to the Company in writing as the plan funded by the Contract.
Plan Participant – A person who (i) is a participant under the plan, (ii) a beneficiary of a deceased participant, or (iii) an alternate payee under a Qualified Domestic Relations Order in whose name an investment account has been established under this Contract.
Qualified Domestic Relations Order – A Qualified Domestic Relations Order as defined in Code Section  414(p)(1)(A).
Quarterly Date – The last valuation date of the third, sixth, ninth and twelfth month of each deposit year.
Separate Account B – A separate account established by the Company under Iowa law to receive contributions under the Contract offered by this prospectus and other contracts issued by the Company. It is divided into divisions, each of which invest in a corresponding account of the Principal Variable Contracts Fund, Inc.
Termination of Employment – A plan participant’s termination of employment with the employer, determined under the plan and as reported to the Company.
Underlying Mutual Fund – A registered open-end investment company in which a division of Separate Account B invests.
Unit Value – The value of a unit of a division of the Separate Account.
Valuation Date – The date as of which the net asset value of an underlying mutual fund is determined.
Valuation Period – The period of time between when the net asset value of an underlying mutual fund is determined on one valuation date and when such value is determined on the next following valuation date.
Variable Annuity Payments – A series of periodic payments, the amounts of which are not guaranteed but that will increase or decrease to reflect the investment experience of the LargeCap Value Division of the Separate Account. Periodic payments made pursuant to the flexible income option are not variable annuity payments.
Variable Annuity Reserves – The reserves held for annuities in the course of payment for the Contract.
Yearly Date – The contract date and the same day of each year thereafter.

2.     KEY INFORMATION

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	There are no charges for early withdrawals from this Contract.			N/A
Transaction Fees
We may charge for certain transactions, such as exceeding more than twelve unscheduled partial withdrawals in a contract year or more than twelve unscheduled transfers in a contract year, or making transfers via paper instruction. There also are charges for the following documentation expenses: Principal Standard Plan; Principal Custom-written plan, which includes initial plan document, plan amendments and summary plan booklet; and Plan not provided by Principal – summary plan booklet.
				7. CHARGES – Transaction Fees
Ongoing Fees and Expenses (annual charges)
The following part of the table describes the fees and expenses that a contractholder or owner of benefits may pay each year, depending on the options chosen. Please refer to your data page for information about the specific fees you will pay each year based on the options you have elected.
	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN PROSPECTUS
	1. Base contract[1]	0.42%	1.30%	7. CHARGES – Base Contract Annual Expenses
	2. Investment options (underlying mutual fund fees and expenses)[2]	0.21%	1.16%	APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Optional Benefits available for an additional charge (for a single optional benefit, if elected)	$25 per year	$25 per year	7. CHARGES – Optional Benefit Charges

[1]
This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that owners of benefits do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $2,328	HIGHEST ANNUAL COST $3,112
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive Base Contract charge, and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive Base Contract charge, underlying mutual fund fees and expenses, and charge for optional benefit

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	An owner of benefits can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for owners of benefits who need ready access to cash.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
Risks Associated with Investment Options
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.

•  Each investment option has its own unique risks.

•  The prospectuses for the available underlying mutual funds should be reviewed before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Insurance Company Risks
An investment in the Contract may be subject to the risks related to the Company. Obligations, guarantees, or benefits (if any) may be subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling the following toll-free telephone number: 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
•Investment Limitations - The underlying mutual funds available as investment options under the Contract are limited to those investment options included on Appendix A.

•Limitations on Transfers – We reserve the right to charge for each unscheduled transfer after the twelfth unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•Removal or Substitution of Underlying Mutual Funds - We reserve the right to remove, close or substitute the underlying mutual funds that are available as investment options under the Contract.

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions

8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes

Optional Benefits
The flexible income option is an optional benefit an owner of benefits can purchase. Selecting this option provides for periodic distributions from the Contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or a greater amount as requested by the owner of benefits.
10. BENEFITS AVAILABLE UNDER THE CONTRACT

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•  Owners of benefits should consult with a tax professional to determine the tax implications of an investment in and withdrawals from this Contract.

•  Contributions that are made on a pre-tax basis and earnings under this Contract are taxed at ordinary income tax rates when withdrawn. There also may be a 10% penalty tax if withdrawals are taken before age 59½.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Financial Professional Compensation
A financial professional may have received compensation in the form of commissions for selling this Contract to the contractholder. The financial professional may have had a financial incentive to offer or recommend this Contract over another investment.
17. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries

3.    OVERVIEW OF THE CONTRACT
Purpose
The purpose of this Contract is to help in retirement planning. It allows owners of benefits to accumulate assets through allocations to Separate Account B divisions that invest in underlying mutual funds and assist them with their long-term retirement planning or other long-term financial needs. Variable annuity payments are made on a completely variable basis under the annuitization feature. The Contract can supplement the owner of benefits’ retirement income by providing a stream of periodic payments. The Contract also provides a death benefit to designated beneficiaries in certain situations.
Phases of Contract
This Contract has two periods - an accumulation period and an income phase.
Accumulation Period
To help accumulate assets during the accumulation period, contributions can be allocated to a selection of investment options. Each investment option invests in an underlying mutual fund, each of which has its own investment strategies, investment adviser(s), expense ratios, and returns.
Additional information about the underlying mutual funds in which the divisions invest is provided in APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
Income Phase
An owner of benefits can elect to receive variable annuity payments under the Contract, which converts value in investment accounts that correlate to a plan participant into a variable stream of income payments. The amounts of the income payments are not guaranteed but will increase or decrease to reflect the investment experience of the LargeCap Value Division of Separate Account B. Another income option is to apply the value in investment accounts that correlate to a plan participant toward the optional flexible income option (discussed later in this section).The owner of benefits may select when he or she wants the payments to begin.
We offer variable annuity benefit payments only. In other words, we do not offer fixed benefit payments under this Contract.
All benefits under this Contract (including any applicable death benefit) terminate as to an owner of benefits when the owner of benefits applies investment account value to variable annuity payments or to the flexible income options.
See 9. ANNUITY PERIOD.

Contract Features
This Contract is designed to accumulate value and to provide retirement income. The Contract’s primary features include: a death benefit; and the ability for an owner of benefits to convert investment account value to retirement income, which provides a variable stream of income payments.
Death Benefit
If a plan participant dies before the annuity purchase date, a death benefit is payable. Withdrawals could significantly reduce the death benefit.
If the plan participant dies after the annuity purchase date, no benefits will be available except as may be provided under the form of annuity payment selected.
For additional details on death benefits under this Contract, See 10. BENEFITS AVAILABLE UNDER THE CONTRACT and 9. ANNUITY PERIOD.
Tax Treatment
Contributions allocated to the investment accounts accumulate on a tax-deferred basis. The earnings are not taxed until money is taken out of the Contract, such as when an owner of benefits makes a withdrawal, receives an income payment, or a death benefit is paid.
Optional Benefit and Loans
Flexible Income Option
The owner of benefits has the option to purchase the flexible income option. The flexible income option is an alternative to the variable annuity payments described earlier. This optional benefit provides for periodic distributions from the Contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Code, or a greater amount as requested by the owner of benefits. For additional details on the flexible income option, See 9. ANNUITY PERIOD.
Loans
Loans are not available under the Contract.

4.    FEE TABLE
The following tables describe the fees and expenses that are paid when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your data page for information about the specific fees that need to be paid each year based on the options elected.
The first table describes the fees and expenses paid at the time the Contract was purchased, after withdrawals from the Contract, or upon transfers of investment account values between underlying investment options.
Transaction Expenses

Contractholder transaction expenses(1)
	Maximum	Current
Deferred Sales Load (or Surrender Charge) - as a percentage of amount surrendered	0%	0%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer	the lesser of $30 or 2% of each unscheduled transfer after the 12th unscheduled transfer in a contract year, plus a $15 charge if transfers are made via paper instruction	A $15 charge is imposed if transfers are made via paper instruction
Document Expense •Principal Standard Plan •Principal Custom-written plan -Initial Plan Document -Plan Amendments -Summary Plan Booklet •Plan not provided by Principal – Summary Plan Booklet	•$350 •$1,000 •$500 •$500 •Minimum $100	•$350 •$1,000 •$500 •$500 •Minimum $100
(1) For additional information about the fees and expenses described in the table, see 7. CHARGES.
(2) Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators that require us to collect additional transaction fees and/or impose restrictions on transfers.

Annual Contract Expenses
The next table describes the fees and expenses to pay each year during the time the Contract is in force (not including underlying mutual fund fees and expenses).
If the owner of benefits chooses to purchase an optional benefit, there will be an additional charge, as shown below.

Annual Contract Expenses
	Maximum Annual Charge	Current Annual Charge
Administrative Expenses
Contract Administration Expense /Recordkeeping Charge:
$10 per plan participant + $23,516 (5,000 plan participants or more) $2,250 (1 through 25 plan participants)

Annual Recordkeeping Expense for Outside Assets:
$4.50 per member + $11,392 (5,000 plan participants or more)
$1,000 (1 through 25 plan participants)

Contract Administration Expense /Recordkeeping Charge: $10 per plan participant + $23,516 (5,000 plan participants or more) $2,250 (1 through 25 plan participants)

Annual Recordkeeping Expense for Outside Assets:
$4.50 per member + $11,392 (5,000 plan participants or more)
$1,000 (1 through 25 plan participants)

Base Contract Expenses (as a percentage of average daily Separate Account value)	1.25%	0.42%
Location Fee • one location	none	none
• each additional location	$150 per quarter for each employee location	$150 per quarter for each employee location

Optional Benefit Expenses
	Maximum Annual Charge	Current Annual Charge
Flexible Income Option (if elected by the owner of benefits)	$25 per year	$25 per year
Annual Underlying Mutual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that need to be paid periodically during the time that the contractholder owns the Contract (before any fee waiver or expense reimbursement). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2023
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.21%	1.16%

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual mutual fund expenses.

The Example assumes that invest $100,000 is invested in the Contract for the time periods indicated. The Example also assumes that the investment has a 5% return each year and assumes the most expensive combination of annual mutual fund expenses and optional benefits available for an additional charge. Although actual costs may be higher or lower, based on these assumptions, the costs be:

If you surrender your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,866	$11,648	$19,503	$39,487
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,866	$11,648	$19,503	$39,487
If you do not surrender your Contract:	1 year	3 years	5 years	10 years
	$3,866	$11,648	$19,503	$39,487

5.    PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the Contract are described in the relevant sections of the Prospectus and SAI.
Poor Investment Performance
The owner of benefits can lose money by investing in this Contract, including loss of principal. An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options selected. The owner of benefits bears the risk of any decline in the aggregate investment account value resulting from the performance of the investment options selected.
In a low interest rate environment, yields for the Money Market division, after deduction of all applicable Contract and rider charges, may be negative even though the underlying money market fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to the Money Market division or participate in a scheduled automatic transfers program or Automatic Portfolio Rebalancing program where the Contract value is allocated to the Money Market division, that portion of your Contract value allocated to the Money Market division may decrease in value.
NOTE: All references to the Money Market division in this prospectus will mean the Fidelity VIP Government Money Market division.
Each investment option has its own unique risks. For more information about the risks of investing in a particular underlying mutual fund see that fund’s prospectus, which should be reviewed before making an investment decision. To see the funds' prospectuses, go to the following website: www.principal.com/premierVAReport.
Liquidity Risk
This Contract is not suitable as a short-term savings vehicle and is not appropriate if the owner of benefits needs ready access to cash. The benefits of tax deferral are better for investors with long time horizons. There may be adverse tax consequences if early withdrawals are taken from the Contract.
Variable Annuity Payment Risk
All variable annuity payments will reflect the performance of the mutual fund underlying the LargeCap Value Division and, therefore, the owner of benefits is subject to the risk that the amount of variable annuity payments may decline. See 9. ANNUITY PERIOD.

Fees and Charges
We reserve the right to increase the fees and charges under the Contract up to the maximum guaranteed fees and charges stated in the prospectus.
Alternatives to the Contract
Other contracts or investments may provide more favorable returns or benefits than the Contract.
Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, the ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other contract owners. We have limitations and restrictions on transfer activity, which we apply across all contracts without exception. (See 8. GENERAL DESCRIPTION OF THE CONTRACT - Frequent Transfers among Divisions).
Tax Law Changes
The tax risk associated with the Contract includes the possibility of a change in the federal income tax laws that apply to the Contract, or of the current interpretations of the laws by the IRS, which could have retroactive effects regardless of the date of enactment or publication.
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company isn't able to meet its obligations to creditors, it is possible that the Company's obligations to you under this Contract may not be satisfied. More information about the Company, including its financial strength ratings, can be found by visiting www.principal.com.
Risks Affecting Our Administration of the Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks, and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract.
The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. These security risks may also impact the underlying mutual fund companies, which may cause the underlying mutual funds to lose value. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the underlying mutual funds will avoid losses affecting contracts such as the security incidents described above.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.
6. GENERAL DESCRIPTION OF INSURANCE COMPANY, SEPARATE ACCOUNT AND MUTUAL FUND COMPANIES
The Insurance Company
The obligations under the Contract (including death benefits or other benefits available under the Contract) are obligations of Principal Life Insurance Company and are subject to the Company’s claims-paying ability and financial strength. The Company’s business address is 711 High Street, Des Moines, IA 50392.

The Separate Account
Separate Account B is a separate account we established to receive and invest premium payments (and contributions) made by owners (and owners of benefits) of our variable annuity products. Separate Account B is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available and divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.
We do not guarantee the investment results of the Separate Account. There is no assurance that the value of the Contract will equal or be greater than the total of the contributions made to us.
The Separate Account is not affected by the rate of return of our General Account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses. The Company is obligated to pay all amounts promised to investors under the Contracts.
Any Contract obligations in excess of the Separate Account value (if any) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.
The Underlying Mutual Funds
Information regarding each underlying mutual fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in Appendix A to this prospectus. Each underlying mutual fund has issued a prospectus that contains more detailed information about the underlying mutual fund. If you wish to receive paper copies of the prospectuses for the underlying mutual funds, you can inform the Company by calling 1-800-852-4450. You also can obtain a copy by visiting the following website: www.principal.com/premierVAReport.
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of the person who holds the voting interest of the units of the division.
We will notify the person who holds the voting interest of the units of shareholder meetings of the mutual funds underlying the divisions in which units are held.
During the accumulation period, the owner of benefits is the person having the voting interest in the units of the division attributable to the investment accounts that correlate to the plan participant. The number of units held in the Separate Account that are attributable to each investment account is determined by dividing the investment account value attributable to a division of the Separate Account by the net asset value of one share of the underlying mutual fund.
During the annuity period, the person then entitled to variable annuity payments has the voting interest in the units of the division attributable to the variable annuity. The number of units held in the Separate Account that are attributable to each variable annuity is determined by dividing the reserve for the variable annuity by the net asset value of one share of the underlying mutual fund. The voting interest in the shares of the underlying mutual fund attributable to the variable annuity will ordinarily decrease during the annuity period since the reserve for the variable annuity decreases due to the reduction in the expected payment period.
The Company determines the number of underlying fund shares the owner of benefits or payees of variable annuities may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. The Company will send the owner of benefits or payees of variable annuities proxy materials and instructions for the owner of benefits or payees of variable annuities to provide voting instructions to the Company. The Company will arrange for the handling and tallying of proxies received. If no voting instructions are received, the Company will vote those shares in the same proportion as shares for which the Company received instructions. In the event that applicable law changes or the Company is required by regulators to disregard voting instructions, the Company may decide to vote the shares of the underlying mutual funds in its own right.
NOTE: Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.

7. CHARGES
A mortality and expense risks charge is deducted under the Contract. There are also deductions from and expenses paid out of the assets of the underlying mutual fund as described in the underlying funds’ prospectuses.
Mortality and Expense Risks Charge
Variable annuity payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the Contract. The Company assumes the risks that (i) variable annuity payments will continue for a longer period than anticipated and (ii) the allowance for administration expenses in the annuity conversion rates will be insufficient to cover the actual costs of administration relating to variable annuity payments. For assuming these risks, the Company, in determining unit values and variable annuity payments, makes a charge as of the end of each valuation period against the assets of the Separate Account held with respect to the Contract. The charge is equivalent to a simple annual rate of 0.42%. The Company does not believe that it is possible to specifically identify that portion of the 0.42% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be 0.28% for the mortality risks and 0.14% for the expense risks. The mortality and expense risks charge may be changed by the Company at any time by giving not less than 60-days prior written notice to the contractholder. However, the charge may not exceed 1.25% on an annual basis, and only one change may be made in any one-year period. If the charge is insufficient to cover the actual costs of the mortality and expense risk assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.
Transaction Fee
The Company reserves the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the twelfth unscheduled partial surrender in a contract year. The fee will be taken by redeeming a sufficient number of units from the investment account(s) from which the unscheduled partial surrender is made by an amount equal to the fee. If the investment account(s) from which the withdrawal is made is insufficient to permit the full amount of the fee to be taken, a sufficient number of units from the plan participant’s other investment accounts will be redeemed on a pro rata basis in an amount equal to the fee. If the amounts in the plan participant’s investment accounts are insufficient to permit the full amount of the fee to be taken, the amount of the unscheduled partial surrender will be reduced by an amount equal to the fee.
The Company also reserves the right to charge a transfer fee of the lesser of $30 or 2% of each unscheduled transfer after the twelfth unscheduled transfer in a contract year. The fee will be taken by redeeming a sufficient number of units from the investment account(s) from which the unscheduled transfer is made by an amount equal to the fee. If the investment account(s) from which the unscheduled transfer is made is insufficient to permit the full amount of the fee to be taken, a sufficient number of units from the plan participant’s other investment accounts will be redeemed on a pro rata basis in an amount equal to the fee. A $15 charge is imposed for transfers that are made by paper instruction.
Other Expenses
The contractholder is obligated to pay additional expenses associated with the servicing of the Contract and the plan in accordance with the terms of a Service and Expense Agreement between the contractholder and the Company. The contractholder, in its sole discretion, elects whether to pay these expenses directly or directs the Company to deduct the fees from the investment accounts that correlate to a plan participant. If expenses are deducted from the investment accounts, the charges will be allocated among investment accounts that correlate to the plan participant in proportion to the relative value of such investment accounts and will be effected by redeeming a number of units in each such investment account equal to such investment account’s proportionate share of the deductions. See APPENDIX B for these other expenses.
Optional Benefit Charges
Owners of benefits have the ability to choose the flexible income option available under this Contract. If an owner of benefits chooses the flexible income option, an additional charge $25.00 will be deducted annually on a pro rata basis from the investment accounts that correlate to the plan participant. For more information on the flexible income option and any restrictions related to it, see 9. ANNUITY PERIOD – Flexible Income Option.

Distribution of the Contract
The Company paid compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consisted of commissions on Contributions made under the Contract.
Principal Securities, Inc. (“PSI”), the principal underwriter of the Contract, also receives 12b-1 fees in connection with certain underlying mutual funds in the contracts. PSI currently receives 12b-1 fees for Principal Variable Contracts Funds.
Underlying Mutual Fund Charges
Charges are deducted from and expenses paid out of the assets of the underlying mutual funds that are described in the prospectuses for those underlying mutual funds. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
8. GENERAL DESCRIPTION OF THE CONTRACT

The Premier Variable Annuity is significantly different from a fixed annuity. The owner of benefits of this Contract assumes the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division value under a variable annuity is not guaranteed and varies with the investment objectives will be achieved.
The Contract was normally issued to an employer or association or a trust established for the benefit of plan participants and their beneficiaries. The Company issued a pre-retirement certificate describing the benefits under the Contract to plan participants who reside in a state that requires the issuance of such certificates. The contribution that correlates to a plan participant will be invested in the division or divisions that are chosen as of the end of the valuation period in which such contribution is received by the Company at its home office in Des Moines, Iowa. If the allocation instructions by the plan participant are late, or not completed, the Company will invest such unallocated contributions in the Money Market Division, as instructed by the employer, on the date such contributions are received. After complete allocation instructions have been received by the Company, all future contributions will be allocated to the chosen divisions as of the end of the valuation period in which such contributions are received. The contractholder may limit the number of divisions available to the owner of benefits, but the Money Market Division may not be so restricted to the extent the division is necessary to permit the Company to allocate initial contributions and the LargeCap Value Division may not be so restricted to the extent the division is necessary to permit the Company to pay variable annuity payments.
Contract Rights
During the accumulation period, the owner of benefits has material rights to the benefits under the Contract. The benefits include making additional contributions, transferring between investment options, taking withdrawals and starting annuity payments under the Contract. All of the owner of benefits’ rights of ownership cease upon the owner of benefits’ death. At that point, if annuity payments had not started, the death benefit will become payable according to your benefit instructions.
During the annuity period the owner of benefits is still the only person with material rights to the contract. After the death of the owner of benefits (and contingent annuitant, if applicable), the primary beneficiary(ies) have the rights to the death benefit, if any.
Contract Provisions and Limitations
Contributions
The Contract prescribes no limits on the minimum contribution that may be made to an investment account. Plan participant maximum contributions are discussed under 14. TAXES. Contributions may also be limited by the plan. The Company may also limit contributions on 60-days notice.

All Contributions made pursuant to the Contract are allocated to one or more investment accounts. Each investment account correlates to a division of Separate Account B. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for the underlying mutual fund.
The contractholder may choose to limit the number of divisions available to the owner of benefits, but the Money Market Division may not be so restricted to the extent the division is necessary to permit the Company to allocate initial Contributions and the LargeCap Value Division may not be so restricted to the extent the division is necessary to permit the Company to pay variable annuity payments. If no direction is provided for a particular Contribution, such Contribution will be allocated to an investment account that is invested in the Money Market Division.
A cessation of Contributions with respect to all plan participants shall occur at the election of the contractholder upon notification to the Company, on the date the plan terminates or on the date no investment account values remain under the Contract or at the election of the Company upon 60-days’ notice to the contractholder. Following a cessation of Contributions all terms of the Contract will continue to apply except that no further Contributions may be made.
Allocating Contributions
•An investment account or accounts correlating to a plan participant will be established for each type of contribution and for each division of Separate Account B in which such contribution is invested.
•Investment accounts will be maintained until the investment account values are either (a) applied to effect variable annuity payments (b) paid to the owner of benefits or the beneficiary or (c) transferred in accordance with the provisions of the Contract.
•Each contribution will be allocated to the division(s) designated by the notification on file with the Company and will result in a credit of units to the appropriate investment account. The number of units so credited will be determined by dividing the portion of the contributions allocated to a division by the unit value for such division for the valuation period within which the contribution was received by the Company at its home office in Des Moines, Iowa.
•A complete list of the divisions may be found in Appendix A. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds can be found in the current prospectus for each underlying mutual fund, which can be found here: www.principal.com/premierVAReport.
Division Transfers
Upon notification, all or a portion of the value of an investment account that correlates to a plan participant may be transferred to another available investment account correlating to such plan participant for the same type of contribution. Transfers may be made at any time before the annuity purchase date.
A transfer will be effective as of the end of the valuation period in which the request is received. Any amount transferred will result in the cancellation of units in the investment account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from the investment account divided by the unit value of the division for the valuation period in which the transfer is effective. The transferred amount will result in the crediting of units in the investment account to which the transfer is made. The number of units credited will be equal to the amount transferred to the investment account divided by the unit value of the division of the Separate Account in which the investment account is invested for the valuation period in which the transfer is effective.
Unscheduled Transfers
•You may make unscheduled division transfers from one division to another division.
•Transfer values are calculated using the price next determined after we receive your request in good order.
•We reserve the right to impose a fee of the lesser of $30 or 2% of the amount transferred on each unscheduled transfer after the 12th unscheduled transfer in a contract year.
•We charge $15 for transfers made by paper instruction.

Limitations on Unscheduled Transfers
We reserve the right to reject excessive transfers if the trade(s) would disrupt the management of Separate Account B, any division of Separate Account B or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners of benefits. These modifications could include, but not be limited to:
•requiring a minimum time period between each transfer;
•imposing the transaction fee;
•limiting the dollar amount that an owner may transfer at any one time; or
•not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner of benefits.
Transfers to the Contract
If a companion contract has been issued by the Company to fund the plan, and except as otherwise provided by the applicable plan, the Contract may accept all or a portion of the proceeds available under the companion contract at any time at least one month before annuity commencement date, subject to the terms of the companion contract.
Transfers to Companion Contract
If a companion contract has been issued by the Company to fund the plan, except as otherwise provided by the applicable plan and the provisions of the companion contract, an owner of benefits may by notification transfer all or a portion of the investment account values that correlate to a plan participant to the companion contract. If the notification does not state otherwise, amounts will be transferred on a pro rata basis from the investment accounts that correlate to the plan participant. Transfers with respect to a plan participant from this Contract to the companion contract will not be permitted if this Contract has accepted, within the six-month period preceding the proposed transfer from this Contract to the companion contract, a transfer from an unmatured investment account that correlates to the plan participant established under the companion contract. An unmatured investment account is an investment account that has not reached the end of its interest guarantee period. In all other respects, such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in Division Transfers above.
Special Situation Involving Alternate Funding Agents
The Contract allows the investment account values of all plan participants to be transferred to an alternate funding agent with or without the consent of the plan participants. Transfers to an alternate funding agent require notification from the contractholder.
The amount to be transferred will be equal to the investment account values determined as of the end of the valuation period in which the notification is received. Such transfers will be subject to the recordkeeping expense.
General Account
No benefits under this Contract are funded by the General Account.
Contract or Registrant Changes
Any changes we make pursuant to this provision will be made in a manner that is consistent with applicable laws and regulations.
Addition, Deletion or Substitution of Separate Account Divisions
Separate Account B is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying the contractholder and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).
If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future contributions.
Class of Purchasers
This Contract is no longer offered.

Frequent Transfers among Divisions
This Contract is not designed for frequent trading or market timing activity of the investment options. If an owner of benefits intends to trade frequently and/or use market timing investment strategies, they should not make contributions under this Contract. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the underlying mutual funds by:
•forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
•causing unplanned portfolio turnover;
•Hurt the portfolio performance of the underlying mutual funds; and
•Increase expenses of the underlying mutual fund and separate account due to:
•increased broker-dealer commissions; and
•increased record keeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting transfer instructions from an owner of benefits or other person authorized by the owner of benefits to direct transfers;
•Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•Limiting the number of unscheduled transfers during a contract year to no more than 12;
•Prohibiting the owner of benefits from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
•Taking such other action as directed by the underlying mutual fund.
We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the holdings it had prior to the transfer. We will give you notice in writing in this instance.
9. ANNUITY PERIOD
Income Benefits
Income benefits consist of either monthly variable annuity payments or periodic payments made on a monthly, quarterly, semi-annual or annual basis pursuant to the flexible income option.

Variable Annuity Payments
Variable annuity payments will be provided by the investment accounts that correlate to the plan participant held under the LargeCap Value Division. Thus, if the owner of benefits elects variable annuity payments, any amounts that are to be used to provide variable annuity payments will be transferred to investment accounts held under the LargeCap Value Division as of the last valuation date in the month that begins two months before the annuity commencement date. After any such transfer, the value of the LargeCap Value Division investment accounts will be applied on the annuity purchase date to provide variable annuity payments. The annuity commencement date, which will be one month following the annuity purchase date, will be the first day of a month. Thus, if the annuity commencement date is August 1, the annuity purchase date will be July 1, and the date of any transfers to a LargeCap Value Division investment account will be the valuation date immediately preceding July 1.
Annuity Commencement Date
Variable annuity payments will be made to an owner of benefits beginning on the annuity commencement date and continuing thereafter on the first day of each month. An owner of benefits may select an annuity commencement date by notification to the Company. The date selected may be the first day of any month the plan allows, which is at least one month after the notification. Generally, the annuity commencement date cannot begin before the plan participant is age 59½, separated from service, or is totally disabled. The annuity commencement date must be no later than the date the plan participant must take a required distribution under the Internal Revenue Code. See 14. TAXES for a discussion of required distributions and the federal income tax consequences of distributions.
At any time not less than one month preceding the desired annuity commencement date, an owner of benefits may, by notification, select one of the annuity options described below (see Variable Annuity Payment Options). If no annuity option has been selected at least one month before the annuity commencement date, and if the plan does not provide one, payments that correlate to an unmarried plan participant will be made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years. Payments that correlate to a married plan participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship.
Limitations on Annuity Payment Options
Because of certain restrictions contained in the Code and regulations thereunder, an annuity option is not available under a Contract used to fund a TDA Plan, or 401(a) Plan unless (i) the joint or contingent annuitant is the plan participant’s spouse or (ii) on the plan participant’s annuity commencement date, the present value of the amount to be paid while the plan participant is living is greater than 50% of the present value of the total benefit to the plan participant and the plan participant’s beneficiary (or contingent annuitant, if applicable).
The amount applied to provide variable annuity payments must be at least $1,750. An owner of benefits may elect to have all or a portion of investment account values applied under one of the annuity options described below. However, if the monthly variable annuity payment at any time would be less than $20, the Company may, at its sole option, pay the variable annuity reserves in full settlement of all benefits otherwise available.
Once payments begin under the annuity benefit payment option an owner of benefits chooses, the option may not be changed. In addition, once payments begin, an owner of benefits may not surrender, withdraw or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.
An owner of benefits may select one of the annuity benefit payment options listed below. Once payments begin under the option the owner of benefits selected, the option may not be changed. In addition, once payments begin the owner of benefits may not surrender or otherwise liquidate or commute any portion of your accumulated value that has been annuitized.
Variable Annuity Payment Options
The owner of benefits may choose from several variable annuity benefit payment options. Payments will be made monthly.

The available variable annuity payment options are described immediately below.
Variable Life Annuity with Monthly Payments Certain for Zero, Five, Ten, Fifteen or Twenty Years or Installment Refund Period
This variable annuity payment option provides monthly payments during the plan participant’s lifetime, and further provides that if, at the death of the plan participant, monthly payments have been made for less than a minimum period, e.g. five years, any remaining payments for the balance of such period shall be paid to the owner of benefits, if the owner of benefits is not the plan participant, or to a designated beneficiary unless the owner of benefits or the beneficiary requests in writing that the commuted value of the remaining payments be paid in a single sum. (Persons entitled to take the remaining payments or the commuted value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)
The minimum period may be either zero, five, ten, fifteen or twenty years or the period (called “installment refund period”) consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, $14,400 is applied under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments. The longer the minimum period selected, the smaller will be the amount of the first annuity payment.
Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the owner of benefits during the plan participant’s lifetime, it would be possible for the owner of benefits to receive no annuity payments if the plan participant died prior to the due date of the first payment since payment is made only during the lifetime of the plan participant.
Joint and Survivor Variable Life Annuity with Monthly Payments Certain for Ten Years
This variable annuity payment option provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of the plan participant on whose life the annuity is based and the contingent annuitant named at the time this option is elected and continuing after the death of either of them for the amount that would have been payable while both were living during the remaining lifetime of the survivor. In the event the plan participant and the contingent annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to the owner of benefits, if the owner of benefits is not the plan participant, or to a designated beneficiary unless the owner of benefits or the beneficiary requests in writing that the commuted value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the commuted value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)
Joint and Two-Thirds Survivor Variable Life Annuity
This variable annuity payment option provides monthly payments during the joint lives of a plan participant and the person designated as contingent annuitant with two-thirds of the amount that would have been payable while both were living continuing until the death of the survivor.
Variable Life Annuity with One-Half Survivorship
This variable annuity payment option provides monthly payments during the life of the plan participant with one-half of the amount otherwise payable continuing so long as the contingent annuitant lives.
Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the owner of benefits and/or contingent annuitant to receive no annuity payments if the plan participant and contingent annuitant both died prior to the due date of the first payment since payment is made only during their lifetimes.
Other Options
Other variable annuity payment options permitted under the applicable Plan may be arranged by mutual agreement of the owner of benefits and the Company.

Material Factors that Determine Level of Variable Annuity Payments
Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.
Title VII applies only to employers with 15 or more employees. However, certain State Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.
The Contract described in this Prospectus offers both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a plan participant’s pre-retirement investment account values to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the contractholder.
For each form of variable annuity, the annuity conversion rates determine how much the first monthly variable annuity payment will be for each $1,000 of the investment account value applied to effect the variable annuity. The conversion rates vary with the form of annuity, date of birth, and, if distinct rates are used, the sex of the plan participant and the contingent annuitant, if any. The sex neutral guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and (ii) mortality according to the “1983 Table A for Individual Annuity Valuation” projected with Scale G to the year 2001 set back five years in age. The sex distinct female rates are determined for all plan participants in the same way as sex neutral rates, as described above. The sex distinct male rates are determined for all plan participants in the same way as the sex neutral rates, as described above, except mortality is not set back five years in age. The guaranteed annuity conversion rates may be changed, but no change that would be less favorable to the owner of benefits will take effect for a current plan participant.
The Contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the Contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, variable annuity payments would remain level. If the actual investment return should always exceed the assumed investment return, variable annuity payments would increase; conversely, if it should always be less than the assumed investment return, variable annuity payments would decrease.
The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the Contract. With a 4% assumption, variable annuity payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.
Determining the Amount of the First Variable Annuity Payment
The initial amount of monthly annuity income shall be based on the option selected, the age of the plan participant and contingent annuitant, if any, and the investment account values applied as of the annuity purchase date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce payments less beneficial to the owner of benefits than the annuity conversion rate basis described above.
Determining the Amount of the Second and Subsequent Monthly Variable Annuity Payments
The second and subsequent monthly variable annuity payments will increase or decrease in response to the investment experience of the mutual fund underlying the LargeCap Value Division. The amount of each payment will be determined by multiplying the amount of the monthly variable annuity payment due in the immediately preceding calendar month by the Annuity Change Factor for the LargeCap Value Division for the Contract for the calendar month in which the variable annuity payment is due.

The Annuity Change Factor for the LargeCap Value Division for a calendar month is the quotient of 1) divided by 2), below:
1) The number that results from dividing (i) the Contract’s unit value for the LargeCap Value Division for the first valuation date in the calendar month beginning one month before the given calendar month by (ii) the Contract’s unit value for such division for the first valuation date in the calendar month beginning two months before the given calendar month.
2) An amount equal to one plus the effective interest rate for the number of days between the two valuation dates specified in subparagraph (1) above at the interest rate assumed to determine the initial payment of variable benefits to the owner of benefits.
Hypothetical Example of Calculation of Variable Annuity Payments
Assume that on the date one month before the annuity commencement date the investment account value that is invested in the LargeCap Value Division that correlates to a plan participant is $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the investment account value provides a first monthly variable annuity payment of $221.04. To determine the amount of the second monthly payment assume that the LargeCap Value Division unit value as of the first valuation date in the preceding calendar month was $1.3712044 and the unit value as of the first valuation date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.0330694 divided by 1.0032288 results in an Annuity Change Factor for the month of 1.0297446. Applying this factor to the amount of variable annuity payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).
Flexible Income Option
Instead of variable annuity payments an owner of benefits may choose to receive income benefits under the flexible income option. Unlike variable annuity payments, payments under the flexible income option may be made from any division of the Separate Account. Under the flexible income option, the Company will pay to the owner of benefits a portion of the aggregate investment accounts on a monthly, quarterly, semi-annual or annual basis on the date or dates requested each year and continuing for a period not to exceed the life or life expectancy of the plan participant, or the joint lives or life expectancy of such plan participant and the contingent annuitant, if the contingent annuitant is the plan participant’s spouse. If the notification does not specify from which investment accounts payments are to be made, amounts will be withdrawn on a pro rata basis from all investment accounts that correlate to the plan participant. Payments will end, however, on the date no amounts remain in such accounts or the date such accounts are paid or applied in full as described below. Payments will be subject to the following:
a.     The life expectancy of the plan participant and the plan participant’s spouse, if applicable, will be determined in accordance with the life expectancy tables contained in Internal Revenue Regulation Section 1.72-9. Life expectancy will be determined as of the date on which the first payment is made. Life expectancy will be redetermined annually thereafter.
b.     Payments may begin any time after the flexible income option is requested. Payments must begin no later than the latest date permitted or required by the plan or regulation to be the owner of benefit’s annuity commencement date.
c.     Payments will be made annually, semiannually, quarterly, or monthly as requested by the owner of benefits and agreed to by the Company. The annual amount payable will be the lesser of the aggregate investment account value that correlates to the plan participant or the minimum annual amount determined in accordance with the minimum distribution rules of the Code.
d.     If the plan participant should die before the aggregate investment account value has been paid or applied in full, the remaining investment account values will be treated as benefits payable at death as described in this prospectus.
e.     “Year” for purposes of determining payments under the flexible income option means the twelve month period starting on the installment payment starting date and each corresponding twelve month period thereafter.

An owner of benefits may request a payment in excess of the minimum described above. Such payment may be equal to all or any portion of the investment accounts that correlate to the plan participant; provided, however, that if the requested payment would reduce the total value of such accounts to a total balance of less than $1,750 then such request will be a request for the total of such investment accounts.
The owner of benefits may terminate the flexible income payments by giving the Company notification (i) requesting an excess payment equal to the remaining balance of the aggregate investment account values that correlate to a plan participant, (ii) requesting that the remaining balance of the aggregate investment account values be applied to provide variable annuity payments or (iii) a combination of (i) and (ii), as long as the amount applied to provide an annuity is at least $1,750. The Company will make such excess payment on the later of (i) the date requested, or (ii) the date seven (7) calendar days after the Company receives the notification. The annuity commencement date for amounts so applied will be one month after the annuity purchase date. The annuity purchase date for amounts so applied will be the first valuation date in the month following the Company’s receipt of the notification or the first valuation date of such subsequent month as requested.
If the owner of benefits chooses the flexible income option, an additional charge $25.00 will be deducted annually on a pro rata basis from the investment accounts that correlate to the plan participant.
10. BENEFITS AVAILABLE UNDER THE CONTRACT
The following tables summarize information about the benefits available under the Contract.

Benefits Under this Contract	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Owners of benefits or beneficiaries receive a death benefit upon the death of the plan participant.	Standard	No Additional Fee	Withdrawals and negative investment performance could significantly reduce the benefit.
Flexible Income Option	Income payments from this option may be made from any division of Separate Account B.	Optional	$25 per year	Owner of benefits must provide notification of election.
Death Benefit
If a plan participant dies prior to the annuity purchase date, this Contract will provide a death benefit upon the plan participant’s death.
Death Prior to Annuity Purchase Date
If a plan participant dies prior to the annuity purchase date, the Company (upon receipt of due proof of death and any waiver or consent required by applicable state law) will pay the death benefit in accordance with the provisions of the plan. The owner of benefits may elect to either: (1) leave the assets in the Contract to the extent permitted by applicable laws; (2) receive such value as a single sum benefit; or (3) if the beneficiary is an eligible designated beneficiary, apply the investment account Values that correlate to the plan participant to purchase variable annuity payments for the beneficiary if the aggregate value of such investment accounts is at least $1,750. If the beneficiary does not provide notification to the Company within 120 days of the date the Company receives due proof of death (e.g., a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by a medical doctor who attended the deceased during his last illness), the beneficiary will be deemed a plan participant under the Contract (if allowed).
A beneficiary may elect to have all or a part of the amount available under this Contract transferred to any companion contract. Alternatively, this Contract may accept all or part of the amount available under a companion contract to establish an investment account or accounts for a beneficiary under this Contract. If the aggregate value of such investment accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits.

An election to receive variable annuity payments must be made prior to the single sum payment to the beneficiary. The amount of the death benefit is determined by the terms of the plan. If the beneficiary is an eligible designated beneficiary, annuity income will be payable as lifetime annuity income with no benefits beyond the beneficiary’s life or life expectancy. In addition, the amount of the monthly variable annuity payments must be at least $20, or the Company may at its option pay the beneficiary the value of the variable annuity reserves in lieu of all other benefits. The beneficiary’s annuity purchase date will be the first day of the calendar month specified in the election, but in no event prior to the first day of the calendar month following the date notification is received by the Company. The amount to be applied will be determined as of the annuity purchase date. The beneficiary’s annuity commencement date will be the first day of the calendar month following the annuity purchase date. The beneficiary must be a natural person in order to elect variable annuity payments. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to owners of benefits under this Contract. The beneficiary will receive a written description of the options available.
For more information on distribution options, requirements and restrictions for beneficiaries, see 14. TAXES.
Death Benefit Examples
If the beneficiary chooses to take the value as a single sum benefit, the death benefit is the account value of the plan participant. Assume:
•$100,000 is the initial investment
•No additional purchase payments, transfers, or withdrawals
•5% annual appreciation
•Current base contract charge
•No optional benefits
•No sales charges
•Maximum separate account fees
The account value at the end of each of the following years could be:
•Year 1: $101,128
•Year 3: $103,503
•Year 5: $106,043
•Year 10: $113,199
Death After Annuity Purchase Date
Upon the death of a plan participant after the annuity purchase date, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the owner of benefits or the beneficiary will continue receiving any remaining payments unless the owner of benefits or the beneficiary requests in writing that the commuted value of the remaining payments be paid in a single sum. If a shorter period is required by law, the Company will pay a commuted value at the end of that shorter period.
Flexible Income Option
For details about this benefit, see 9. ANNUITY PERIOD – Flexible Income Option.
11. PURCHASES AND CONTRACT VALUE

How to Buy a Contract
This Contract is no longer offered for purchase.
Contract Value
An investment account or accounts correlating to a plan participant will be established for each type of contribution and for each division of Separate Account B in which such contribution is invested. There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the selected divisions and also reflects contributions, withdrawals and the Contract expenses deducted from Separate Account B.

Investment accounts will be maintained until the investment account values are either (a) applied to effect variable annuity payments; (b) paid to the owner of benefits or the beneficiary; (c) transferred in accordance with the provisions of the Contract; or (d) cancelled to pay the recordkeeping expenses for a plan participant where termination of employment, retirement or death has occurred or for an alternate payee under a Qualified Domestic Relations Order.
Each contribution will be allocated to the division(s) designated by the notification on file with the Company and will result in a credit of units to the appropriate investment account. The number of units so credited will be determined by dividing the portion of the contributions allocated to a division by the unit value for such division for the valuation period within which the contribution was received by the Company at its home office in Des Moines, Iowa.
Unit Value
The unit value for a Contract that participates in a division of Separate Account B determines the value of an investment account consisting of contributions allocated to that division. The unit value for each division for the Contract is determined on each day on which the net asset value of its underlying mutual fund is determined. The unit value for a valuation period is determined as of the end of that period. The investment performance of the underlying mutual fund and deducted expenses affect the unit value.
For this series of contracts, the unit value for each division will be fixed at $1.00 for the valuation period in which the first amount of money is credited to the division. A division’s unit value for any later valuation period is equal to its unit value for the immediately preceding valuation period multiplied by the net investment factor (see below) for that division for this series of contracts for the later valuation period.
Net Investment Factor
Each net investment factor is the quantitative measure of the investment performance of each division of Separate Account B.
For any specified valuation period the net investment factor for a division for this series of Contracts is equal to:
a) the quotient obtained by dividing (i) the net asset value of a share of the underlying mutual fund as of the end of the valuation period, plus the per share amount of any dividend or other distribution made by the underlying mutual fund during the valuation period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the underlying mutual fund as of the end of the immediately preceding valuation period, reduced by
b) a mortality and expense risks charge, equal to a simple interest rate for the number of days within the valuation period at an annual rate of 0.42%.
The amounts derived from applying the rate specified in subparagraph b) above and the amount of any taxes referred to in subparagraph a) above will be accrued daily and will be transferred from Separate Account B at the discretion of the Company.
Hypothetical Example of Calculation of Unit Value for All Divisions Except the Money Market Division
The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an underlying mutual fund share is $14.8000; that there were no dividends or other distributions made by the underlying mutual fund and no adjustment for taxes since the last determination; that the net asset value of an underlying mutual fund share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day.
To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000115, which is the rate for one day that is equivalent to a simple annual rate of 0.42%. The result, 1.0013417, is the current Net Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013417) which produces a current Unit Value of $1.01990281.

Hypothetical Example of Calculation of Unit Value for the Money Market Division
The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an underlying mutual fund share is $1.0000; that a dividend of 0.0328767 cents per share was declared by the underlying mutual fund prior to calculation of the net asset value of the underlying mutual fund share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of an underlying mutual fund share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.
To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($0.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals 1.0003288. Deduct from this amount the mortality and expense risks charge of 0.0000115 (the proportionate rate for one day based on a simple annual rate of 0.42%). The result (1.0003173) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0003173), resulting in a current Unit Value of $1.0165959.
Distribution of the Contract
The principal underwriter of the Contract is Principal Securities, Inc. (“PSI”), which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392.
12. WITHDRAWALS

This section describes withdrawals under the Contract.
Withdrawals
The Contract is designed for and intended to be used for retirement plans. However, subject to any plan limitations or any reduction for vesting provided for in the plan as to amounts available, the owner of benefits may make withdrawals from the investment accounts that correlate to the applicable plan participant at any time prior to the annuity purchase date subject to any charges that may be applied.
Withdrawals from investment accounts correlating to a particular plan participant result in the redemption of units and receipt of the value of the redeemed units minus any applicable fees and charges.
The procedure for making withdrawals is as follows:
a.    The plan must allow for such withdrawals.
b.    The Company must receive a notification requesting a cash withdrawal from the owner of benefits on a form either furnished or approved by the Company. The notification must specify the amount to be withdrawn for each investment account from which withdrawals are to be made. If no specification is made, withdrawals from investment accounts will be made on a pro rata basis.
c.    If a certificate has been issued to the owner of benefits, the Company may require that any notification be accompanied by such certificate.
d.    In the case of a withdrawal of the aggregate investment account value, it will be subject to the Contract recordkeeping charge. If the aggregate investment account values are insufficient to cover the requested withdrawal and applicable charges, the amount paid will be reduced to satisfy such charges.
Any withdrawal will result in the redemption of units from each investment account from which values have been withdrawn. The number of units redeemed from an investment account will be equal to the amount withdrawn from that account divided by the unit value for the division of the Separate Account in which the account is invested for the valuation period in which the cancellation is effective. Units will also be cancelled to cover any charges assessed under (d) above.
(Note: Under the Texas Education Code, plan participants under contracts issued in connection with optional retirement programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the plan participant.

The Code generally provides that distributions from the contracts (except those used for creditor exempt or general creditor non-qualified plans) may begin only after the plan participant attains age 59½, terminates employment, dies or becomes disabled, or in the case of deemed hardship (or, for 457 Plans, unforeseen emergencies). Withdrawals before age 59½ may involve an income tax penalty. See 14. TAXES.
Withdrawals from Separate Account B are generally paid (1) within seven calendar days after notification for such withdrawal is received by the Company at its home office, or (2) on the requested date for the withdrawal, if later. However, certain delays in payment are permitted (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Delay of Payments).
13. LOANS
The Company does not make loans available under this Contract.
14. TAXES
It should be recognized that the descriptions below of the federal income tax status of amounts received under the contracts are not exhaustive and do not purport to cover all situations. A tax advisor should be consulted for complete information. (For the federal tax status of the Company and Separate Account B, see “Principal Life Insurance Company Separate Account B”.)
A.    Taxes Payable by Owners of Benefits and Annuitants
The Contract offered in connection with this prospectus is used with retirement programs which receive favorable tax deferred treatment under Federal income tax law or deferred annuity contracts purchased with after tax dollars. Annuity payments or other amounts received under the Contract are subject to income tax withholding. The amounts withheld will vary among recipients depending on the tax status of the taxpayer and the type of payments from which taxes are withheld.
Contributions to Contracts used for Creditor-Exempt and General Creditor Non-Qualified Plans do not enjoy the advantages available to qualified retirement plans, but Contributions invested in Contracts used to Fund Creditor - Exempt Non-Qualified Retirement Plans may receive tax-deferred treatment of the earnings, until distributed from the Contract as retirement benefits.
1.    Tax-Deferred Annuity Plans – (Section 403(b) Annuities for Employees of Certain Tax-Exempt Organizations or Public Educational Institutions)
Contributions. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity contracts for their employees are excludable from the gross income of employees to the extent that the aggregate contributions do not exceed the limitations prescribed by section 402(g) and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.
For 2024, an individual’s voluntary salary reduction contributions under section 403(b) are generally limited to $23,000; additional catch-up contributions up to $7,500 are permitted for those age 50 and older. Combined employer and salary reduction contributions are generally limited to the lesser of 100% of the participant’s compensation, or $69,000 (plus, if applicable, the $7,500 catch-up contribution). In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.
Taxation of Distributions. Distributions are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 ½, (2) severance from employment, (3) death, (4) disability, (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon), (6) plan termination, or (7) qualified reservist distribution.

All distributions from a section 403(b) Plan are taxed as ordinary income of the recipient in accordance with the Code and are subject to 20% income tax withholding if they are eligible rollover distributions. Distributions received before the recipient attains age 59 ½ generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the Participant reaches age 55, (4) severance from employment at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and (5) distributions to alternate payee pursuant to a qualified domestic relations order, (6) made on account of certain levies on income or payments, (7) not in excess of tax deductible medical expenses, (8) qualified reservist distributions, (9) terminal illness distributions, (10) distribution for certain natural disaster victims (not to exceed $22,000) or (11) a qualified birth or adoption distribution (not to exceed $5,000).
Required Distributions. The Required Minimum Distribution (RMD) regulations dictate when Plan Participants must start taking payments from their 403(b). Generally, a participants must commence taking required minimum distributions from their 403(b) not later than their “Required Beginning Date.” Generally, the Required Beginning Date for the first RMD is April 1st of the year following the later of (1) the calendar year in which the participant retires and (2) the calendar year in which the participant reaches
• 70½ if you attained 70½ by December 31st, 2019
• 72 if you attained 72 by December 31st, 2022
• 73 if you attain age 72 on/after January 1st, 2023
• 75 if you attain age 74 after December 31st, 2032
Thereafter, the RMD is required no later than December 31 of each calendar year. Plan Participants employed by governmental entities and certain church organizations may delay the commencement of payments until April 1 of the calendar year following retirement if they remain employed after attaining age 72.
RMDs must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Upon the death of the Plan Participant the required minimum distribution options available to the beneficiary will depend upon their status at the time of death.
An eligible designated beneficiary must direct that payment of his/her benefits be made or started no later than December 31 of the year following the year of Plan Participant’s death with annual distributions of at least the required minimum distribution. An eligible designated beneficiary is any designated beneficiary who is (1) the Plan Participant’s spouse, (2) an individual who is no more than ten (10) years younger than the Plan Participant, (3) the Plan Participant’s minor child who has not reached age 21, (4) disabled, or (5) chronically ill. If the surviving spouse is the eligible designated beneficiary of the Contract, the surviving spouse may have additional distribution options. An eligible designated beneficiary who is Plan Participant’s minor child ceases to retain the status upon reaching majority. Upon reaching majority the entire remaining balance of the Contract must be distributed by December 31 of the year in which occurs the tenth anniversary of the minor attaining majority.
A non-eligible individual designated beneficiary must distribute the entire balance of the Contract by December 31 of the year in which occurs the tenth anniversary of Plan Participant’s death. If the Plan Participant had reached his or her Required Beginning Date prior to death, proposed IRS regulations state that the designated beneficiary must continue taking distributions during the 10-year period at least as rapidly as under the method in effect at the date of death, and then any remaining balance must be distributed by December 31 of the year in which occurs the tenth anniversary of the Plan Participant’s death.
If the Plan Participant had not reached his or her Required Beginning Date as of his/her date of death and there is no designated beneficiary or Plan Participant’s beneficiary is not an individual, the entire balance of the Contract must be paid by December 31 of the year in which occurs the fifth anniversary of Plan Participant’s death. If the Plan Participant had attained his or her Required Beginning Date prior to death, distributions must continue at least as rapidly as under the method in effect at the date of death. A penalty tax of up to 25% will be imposed on the amount by which the required minimum distribution in any year exceeds the amount actually distributed in that year.

Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract, and the IRS has ruled that total or partial amounts transferred between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts may qualify as tax-free exchanges under certain circumstances. In addition, section 403(b) of the Code permits tax-free rollovers of eligible rollover distributions from section 403(b) programs to Individual Retirement Accounts (IRAs) and eligible retirement plans. If an eligible rollover distribution is taken as a direct rollover to an IRA or other eligible retirement plans the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such an indirect rollover must be completed within 60 days of receipt of the distribution.
2.    457 Plans
Contributions. Under section 457 of the Code, there are three types of 457 plans: tax exempt 457(b), governmental 457(b) and 457(f) plans, Tax exempt 457(b) plans and 457(f) plans may only be established for a select group of management or highly compensated employees and/or independent contractors.
These plans allow individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of Federal income taxes on the amounts. For 2024, participants in a tax exempt 457(b) or a governmental 457(b) may defer both employee and employer contributions up to the 402(g) limit, $23,000. Catch up contributions of $7,500 are also allowed for governmental 457(b) plan participants age 50 and older. Special catch-up contributions rules may also apply to tax exempt 457(b) plans. The amounts which are deferred may be used by the employer to purchase the Contract. The amounts in a tax exempt 457(b) plan and a 457(f) plan are owned by the employer and are subject to the claims of the employer’s creditors. The amounts which are deferred for a governmental 457(b) plan are held for the exclusive benefit of the participants and beneficiaries.
Taxation of Distributions. For a governmental 457(b) plan, the amounts are taxable to the participant in the year they are distributed. For a tax exempt 457(b), the amounts are taxable to the participant in the year they are paid or otherwise made available. Amounts otherwise made available may be deferred in certain circumstances. For a 457(f) plan, amounts are taxable to the participant at the time there is no substantial risk of forfeiture.
Distributions Before Severance from Employment. Distributions for tax exempt 457(b) plans and governmental 457(b) plans are not permitted until severance from employment except for unforeseeable emergencies, certain de minimis withdrawals and the calendar year in which participant reaches age 73. Distributions from 457(f) plans may be allowed at certain times as allowed by a plan document.
Required Distributions. The minimum distribution requirements for tax exempt 457(b) plans and governmental 457(b) plans are generally the same as for those for qualified plans and section 403(b) plans. There are no minimum distribution requirements for 457(f) plans.
Tax Free Transfers and Rollovers. Federal income tax law permits rollovers from governmental 457(b) plans to another eligible retirement plan or IRA. Federal tax law does not permit rollovers from tax exempt 457(b) plans or 457(f) plans to any other retirement plan or IRA. Federal tax law does permit the transfer from one tax exempt 457(b) plan to another.
3.    401(a) Plans
Contributions. Under Section 401(a) of the Code, payments made by employers to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate contributions do not exceed the limitations prescribed by section 402(g), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.
For 2024, an individual’s voluntary salary reduction contributions for a 401(k) plan are generally limited to $23,000. In addition, individuals age 50 and older may make a “catch-up” contribution of up to $7,500.
For 401(a) qualified plans, the maximum annual contribution that a member can receive is limited to the lesser of 100% of includible compensation or $69,000 (plus, if applicable, the $7,500 catch-up contribution).

Taxation of Distributions. Distributions are restricted. These restrictions require that no distributions of employee elective salary deferrals will be permitted prior to one of the following events: (1) attainment of age 59½, (2) severance from employment, (3) death, (4) disability, (5) plan termination, or (6) for certain 401(a) Plans, hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). In-service distributions may be permitted under various circumstances in certain plans. Please consult with the terms of your plan to determine the applicable distribution restrictions.
To the extent distributions do not represent voluntary after-tax distributions, distributions from a section 401(a) Plan are taxed as ordinary income of the recipient in accordance with the Code. Distributions received before the recipient attains age 59 ½ generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the Participant reaches age 55, (4) severance from employment at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and distributions (5) to alternate payee pursuant to a qualified domestic relations order, (6) made on account of certain levies on income or payments, (7) not in excess of tax deductible medical expenses, (8) qualified reservist distributions, (9) distribution for certain natural disaster victims or (10) a qualified birth or adoption distribution (not to exceed $5,000).
Required Distributions. Generally, a participants must commence taking required minimum distributions from their 403(b) not later than their “Required Beginning Date.” Generally, the Required Beginning Date for the first RMD is April 1st of the year following the later of (1) the calendar year in which the participant retires* and (2) the calendar year in which the participant reaches
• 70½ if you attained 70½ by December 31st, 2019
• 72 if you attained 72 by December 31st, 2022
• 73 if you attain age 72 on/after January 1st, 2023
• 75 if you attain age 74 after December 31st, 2032
*For participants who are 5% or greater owners the Required Beginning Date is determined without regard to whether the 5% or greater owner has retired.
Thereafter, the RMD is required no later than December 31 of each calendar year.
Following the death of the Plan Participant, the distribution requirements are generally the same as those described with respect to 403(b) Plans. A penalty tax of 25% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year. Please consult with the terms of your plan to determine the applicable distribution requirements for your plan.
Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract. Distributions from a 401(a) Plan may also be transferred to an IRA or other eligible retirement plan. If an eligible rollover distribution is taken as a direct rollover to an IRA or other eligible retirement plans the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such an indirect rollover must be completed within 60 days of receipt of the distribution.
4.    Creditor-Exempt Non-Qualified Plans
Certain employers may establish Creditor-Exempt Non-Qualified Plans. Under such Plans the employer formally funds the Plan either by purchasing an annuity contract or by transferring funds on behalf of Plan Participants to a trust established for the benefit of such Plan Participants with a direction to the trustee to use the funds to purchase an annuity contract.
The Trustee is the Contractholder and is considered the nominal owner of the Contract. Each Plan Participant as a Trust beneficiary is an Owner of Benefits under the Contract and is treated as the owner for income tax purposes.
Taxation of Contract Earnings. Since each Plan Participant for income tax purposes is considered the owner of the Investment Account or Accounts which correlate to such Participant, any increase in a Participant’s Investment Account Value resulting from the investment performance of the Contract is not taxable to the Plan Participant until received by such Plan Participant.

Contributions. Payments made by the employer to the Trust on behalf of a Plan Participant are currently includible in the Plan Participant’s gross income as additional compensation and, if such payments coupled with the Plan Participant’s other compensation is reasonable in amount, such payments are currently deductible as compensation by the Employer.
Taxation of Distributions. In general, partial redemptions from an Investment Account that are not received by a Plan Participant as an annuity under the Contract allocated to post-August 13, 1982 Contributions under a preexisting Contract are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. Partial redemptions from a contract that are allocated to pre-August 14, 1982 Contributions under a preexisting Contract are taxed only after the Plan Participant has received all of the “investment in the contract” (Contributions less any amounts previously received and excluded from gross income).
In the case of a complete redemption of an Investment Account under the Contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Plan Participant’s investment in the contract.
If a Plan Participant purchases two or more contracts from the Company (or an affiliated company) within any calendar year after October 21, 1988, those contracts are treated as a single contract for purposes of measuring the income on a partial redemption or complete surrender.
When payments are received as an annuity, the Plan Participant’s investment in the Contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who commence receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the Contract. Where such individuals die before they have recovered their entire investment in the contract on a tax-free basis, they may be entitled to a deduction of the unrecovered amount on their final tax return.
In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before the Plan Participant attains age 59½ under the Contract, unless the distribution is; (1) made to a Beneficiary on or after death of the Plan Participant, (2) made upon the disability of the Plan Participant; (3) part of a series of substantially equal periodic payments for the life or life expectancy of the Plan Participant or the Plan Participant and Beneficiary; (4) made under an immediate annuity contract, or (5) allocable to Contributions made prior to August 14, 1982.
Required Distributions. The Code does not require a Plan Participant under a Creditor-Exempt Non-Qualified Plan to commence receiving distributions at any particular time and does not limit the duration of annuity payments. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the Contract must be fully distributed within five years or, if distributions to a designated beneficiary under the Contract commence within one year of the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant’s death, distributions must continue at least as rapidly as under the method in effect at the date of death.
Tax-Free Exchanges. Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but is reportable to the IRS. Transferring Investment Account Values from this contract to a Companion Contract would fall within the provisions of Section 1035 of the Code.
5.    General Creditor Non-Qualified Plans
Contributions. Private taxable employers may establish informally financed, General Creditor Non-Qualified Plans for a select group of management or highly compensated employees and/or independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1989, and not subsequently modified, are subject to the rules discussed below.

Informally financed General Creditor Non-Qualified Plans represent a bare contractual promise on the part of the employer to pay wages at some future time. The Contract used to informally finance the employer’s obligation is owned by the employer and is subject to the claims of the employer’s creditors. The Plan Participant has no present right or vested interest in the Contract and is only entitled to payment in accordance with Plan provisions. If the Employer who is the Contractholder is not a natural person, the Contract does not receive tax-deferred treatment afforded other Contractholders under the Code.
Taxation of Distributions. Amounts received by an individual from a General Creditor Non-Qualified Plan are includible in the employee’s gross income for the taxable year in which such amounts are paid or otherwise made available. Such amounts are deductible by the employer when made taxable to the individual.
B.    Fund Diversification
Separate Account investments must be adequately diversified in order for the increase in the value of Creditor-Exempt Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to Creditor-Exempt Non-Qualified Contractholders.
The investment opportunities of the mutual fund could conceivably be limited by adhering to the above diversification requirements. This would affect all Contractholders, including those owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.
15. LEGAL PROCEEDINGS
There are no legal proceedings pending for which the following would be adversely affected in a material way: Separate Account B; the Company; or the principal underwriter.
16. FINANCIAL STATEMENTS
The financial statements of Principal Life Insurance Company, that are included in the SAI, should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment the performance of the assets held in Separate Account B.
17. ADDITIONAL INFORMATION ABOUT THE CONTRACT
The Contract
The entire Contract is made up of the Contract, amendments, riders and endorsements. Only the Company’s corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.
The terms of a Contract may be changed at any time by written agreement between the Company and the contractholder without the consent of any plan participant, owner of benefits, beneficiary, or contingent annuitant. However, except as required by law or regulation, no such change shall apply to variable annuities that were in the course of payment prior to the effective date of the change. The Company will notify any contractholder affected by any change under this paragraph.
The Company may unilaterally change the Contract at any time, including retroactive changes, in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. In addition, the Company may, on 60-days prior notice to the contractholder, unilaterally change the basis for determining investment account values, the net investment factors, the annuity purchase rates and the annuity change factors; the guaranteed annuity conversion rates; the provisions with respect to transfers to or from a companion contract or between investment accounts; and the Contract recordkeeping expense.
However, no amendment or change will apply to annuities in the course of payment except to the extent necessary to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. In addition, no change on the guaranteed annuity conversion rates will be effective for any current plan participant if the effect of such amendment or change would be less favorable to the owner of benefits. Also, any change in the

Contract recordkeeping expense will not take effect as to any investment accounts to be transferred to an alternate funding agent if, prior to the date of the amendment or change is to take effect, the Company receives a written request from the contractholder for payment of all such investment account values to the alternate funding agent and such request is not revoked.
Furthermore, the Company may, on 60-days notice to the contractholder, unilaterally change the mortality and expense risks charge provided that (a) the charge shall in no event exceed 1.25%, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities that were in the course of payment prior to the effective date of the change.
Delay of Payments and Transfers
Withdrawals are generally disbursed and transfers generally made within seven calendar days after we receive the owner of benefits’ notification for a withdrawal or transfer in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount after notification of a withdrawal request, death, annuity payments or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a mutual fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If payments are delayed, the withdrawal or transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel the withdrawal or transfer. The written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay. The Company will notify the contractholder of any delay exceeding 30 days.
Assignment
No benefits in the course of payment under a Contract used to fund a TDA Plan, 401(a) Plan, governmental 457(b) Plan or creditor-exempt non-qualified plan are assignable by any owner of benefits, plan participant, beneficiary or contingent annuitant and all such benefits under such Contracts, shall be exempt from the claims of creditors to the maximum extent permitted by law. Benefits in the course of payment for Contracts used to fund tax exempt 457(b) Plans, 457(f) Plans and general creditor non-qualified plans are assignable only by the contractholder and such benefits are subject to the claims of the contractholder’s general creditors.
Investment account values that correlate to a plan participant are non-forfeitable by the owner of benefits; provided, however, if the plan specifically so provides, investment account values that correlate to a plan participant shall be reduced to the extent required by the vesting provisions of the plan as of the date the Company receives notification of the event requiring the reduction.
Telephone and Internet Services
If the owner of benefits elects telephone services, instructions for the following transactions may be given to us via the telephone:
•make contribution allocation changes; and
•make transfers between investment accounts.
Neither the Company nor Separate Account B is responsible for the authenticity of telephone service (or internet, if applicable) transaction requests. We reserve the right to refuse telephone service or internet transaction requests. The owner of benefits is liable for a loss resulting from a fraudulent telephone (or internet, if applicable) order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service and internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to the owner of benefits’ address of record.

Instructions received via our telephone services and/or the internet are binding on the owner of benefits.
We reserve the right to modify or terminate telephone service (or internet, if applicable) transaction procedures at any time. Whenever reasonably feasible, we will provide the contractholder with prior notice (by mail or by email, if previously authorized) if we modify or terminate telephone service transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service transaction procedures; however, any modification or termination will apply to all contractholders and owners of benefits in a non-discriminatory fashion.
If the owner of benefits elects telephone privileges, instructions:
•may be given by calling us at 1-800-547-7754 while we are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).
•that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
•that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).
Plan participants may obtain daily account information, investment information and counselor assistance by calling the toll free number.
Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of an original purchase, the Contract will be terminated and any value redeemed in accordance with normal redemption procedures. We will not suspend an owner of benefits’ right of full redemption or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Company Act of 1940 or as amended.
We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Performance Calculation
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.
The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.

From time to time Separate Account B advertises its Money Market division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
In addition, from time to time, the Separate Account may advertise its “yield” for the Bond & Mortgage Securities Division and Government High Quality Bond Division for these Contracts. The “yield” of the Divisions is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.
Separate Account B also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value.
The Underlying Mutual Funds
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account.
We purchase and sell shares of the underlying mutual fund for Separate Account B at their net asset value. Shares represent interests in the underlying mutual fund available for investment by Separate Account B. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies and/or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly available mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly available mutual fund.
Legal Opinions
Legal matters applicable to the issue and sale of the Contract, including our right to issue the Contract under Iowa Insurance Law, have been passed upon by Doug Hodgson, Counsel.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.
Householding
To avoid sending duplicate copies of materials to owners, only one copy of the applicable prospectus will be mailed to contractholders having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses will be sent to you within thirty (30) days after we receive your request to stop householding.
Payments to Financial Intermediaries
The Company paid compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consisted of commissions on purchase payments made on the Contract.

Conflicts of Interest Related to Underlying Mutual Funds
Compensation and Underlying Mutual Fund Selection
When selecting the underlying mutual funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the underlying mutual funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain underlying mutual funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Mutual Funds
The Company and certain of our affiliates receive compensation from certain underlying mutual funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an underlying mutual fund’s assets and is as much as 0.25% of the average net assets of an underlying mutual fund that are attributable to the variable insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an underlying mutual fund with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Mutual Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the underlying mutual funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Contract and providing services on behalf of the underlying mutual funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an underlying mutual fund's expenses in cases where it is not paid directly out of such fund’s assets or, if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the underlying mutual funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The underlying mutual funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the underlying mutual funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the underlying mutual funds involved in the conflict or substituting shares of other funds.
Mutual Fund Diversification
The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establish standards of diversification for the investments underlying mutual funds available under this Contract. Separate account investments must be adequately diversified in order for the increase in the value of creditor-exempt non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to creditor-exempt non-qualified contract holders.
The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all contractholders, including those of contracts for which diversification is not a requirement for tax-deferred treatment.

State Regulation
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior contract year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young, LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, IA 50309, for the periods indicated in their reports that also appear in the SAI.
Surplus Distribution at Sole Discretion of the Company
It is not anticipated that any divisible surplus will ever be distributable to the Contract in the future because the Contract is not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to investment accounts in the form of additional units.

18. REGISTRATION STATEMENT AND SAI

This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional Information (the “SAI”) (Part B of the registration statement) and Part C of the registration statement, which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus.
The SAI includes additional information about the Company and is available, without charge, upon request. To obtain a copy of the SAI free of charge, contact your financial professional or write or telephone:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

You also may obtain a free copy of the SAI by writing to Premier Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382. The SAI and other information also are available on the Company’s website (www.principal.com) or by email request (annuityinternet@principal.com). You can also visit the SEC’s website at www.sec.gov, which contains the SAI and other reports. Lastly, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

The name of the Contract is Premier Variable Annuity. The registration numbers for the Contract are 033-44670 and 811-02091.

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of investment options available under the Contract. To obtain underlying mutual fund statutory and summary prospectuses, you can visit www.principal.com/premierVAReport, call 1-800-852-4450, or send a request to annuityinternet@principal.com.
The expense and performance information below reflects fees and expenses of the underlying mutual funds but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Asset Allocation	Principal VCF Diversified Balanced Account (2) – Class 1 Principal Global Investors, LLC	0.23%	14.17%	7.63%	6.03%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (2) – Balanced Portfolio – Class 1 Principal Global Investors, LLC	0.73%	16.00%	8.12%	6.23%
Diversified Emerging Markets	Principal VCF Global Emerging Markets Account – Class 1 Principal Global Investors, LLC	1.16%	12.53%	4.18%	2.17%
Foreign Large Blend	Principal VCF Diversified International Account – Class 1 Principal Global Investors, LLC	0.89%	17.45%	8.01%	4.23%
Intermediate Government	Principal VCF Government & High Quality Bond Account – Class 1 Principal Global Investors, LLC	0.53%	4.64%	(0.06)%	1.01%
Intermediate-Term Bond	Principal VCF Core Plus Bond Account – Class 1 Principal Global Investors, LLC	0.50%	5.34%	1.61%	2.01%
Large Blend	Principal VCF LargeCap S&P 500 Index Account – Class 1 Principal Global Investors, LLC	0.21%	25.97%	15.37%	11.72%
Large Growth	Principal VCF LargeCap Growth Account I (4) – Class 1 Principal Global Investors, LLC/Brown Advisory, LLC & T. Rowe Price Associates, Inc.	0.69%	40.34%	15.66%	13.01%
Large Value	Principal VCF Equity Income Account – Class 1 Principal Global Investors, LLC	0.49%	11.22%	10.87%	9.22%
Mid-Cap Growth	Principal VCF MidCap Account (3) – Class 1 Principal Global Investors, LLC	0.55%	26.08%	15.60%	11.87%
Appendix A - Investment Options Available    40
Under the Contract

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Money Market	Fidelity VIP Government Money Market Portfolio (1) – Initial Class Fidelity Management & Research Company	0.27%	4.89%	1.72%	1.11%
Real Estate	Principal VCF Real Estate Securities Account – Class 1 Principal Real Estate Investors, LLC	0.80%	13.33%	8.52%	8.71%
Small Blend	Principal VCF SmallCap Account – Class 1 Principal Global Investors, LLC	0.85%	15.53%	11.39%	7.81%

(1)    All references to the Money Market Division in this prospectus will mean the Fidelity VIP Government Money Market Division.
(2)    This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(3)    Effective August 16, 2013, the MidCap account is no longer available to customers with an application signature date on or after August 16, 2013. Beginning June 6, 2020, available to all investors regardless of application date.
(4)    This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the underlying mutual fund’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
Appendix A - Investment Options Available    41
Under the Contract

APPENDIX B

RECORDKEEPING AND OTHER EXPENSES

The Contract provides for recordkeeping and other services and fees described below as well as a separate Service Expense Agreement which allows Contractholders to choose, in their sole discretion, a customized Plan-level service package and charges.
A.    Recordkeeping Expense
The Contractholder must also pay a recordkeeping expense. The quarterly recordkeeping expense is one-fourth of the charge determined from the table below. The amount of the charge is determined at the end of each quarter based upon the number of Plan Participants, both active and inactive, for whom there are Investment Accounts under the Contract at the end of the quarter.

Plan Participants	Annual Expense (Benefit Report Sent to the Contractholder)
1 - 25	$2,250
26 - 49	$34 per Plan Participant + $1,366
50 - 99	$31 per Plan Participant + $1,516
100 - 299	$28 per Plan Participant + $1,816
300 - 499	$23 per Plan Participant + $3,316
500 - 999	$19 per Plan Participant + $5,316
1,000 - 2,499	$14 per Plan Participant + $10,316
2,500 - 4,999	$12 per Plan Participant + $15,316
5,000 and over	$10 per Plan Participant + $25,316

Example:    Assume 600 Plan Participants with Benefit Reports sent to the Contractholder: The expense is $16,716 [600 x $19 = $11,400+ $5,316 = $16,716] ÷ 4 = $4,179. This would be $6.96 per Plan Participant, per quarter

The recordkeeping expense is increased by $3 per Plan Participant if benefit reports are mailed directly to Plan Participants’ homes.

If, instead of quarterly benefit reports, the Company provides such reports annually, the recordkeeping expense is reduced by 9%. Similarly, if such reports are provided semi-annually, the recordkeeping expense is reduced by 6%. If such reports are provided on a monthly basis, the recordkeeping expense is increased by 24%.

If the Company performs more (or less) than one 401(k) & 401(m) non-discrimination test in a Deposit Year, the recordkeeping expense is increased (reduced) by 3% for each additional test performed (or test not performed).

The recordkeeping expense is increased by 10% if Plan Contributions are not reported in the Company’s standard format by modem.

A charge of $15 is made to the account of plan participants who make investment changes/transfers using paper rather than our toll-free number (1-800-547-7754).

The recordkeeping expense for an employer with both a non-qualified plan in the contract offered under this prospectus and a 401(k) plan in a contract will be determined at the point in scale reached under the 401(k) plan.

If the initial Deposit Year is less than twelve months, an adjustment will be made in the amount of the charge so that the full amount of the annual charge per Plan Participant will be assessed during the year.

If all Investment Accounts attributable to a Plan Participant are canceled during the Deposit Year as a result of a withdrawal, the unassessed portion of the full annual charge attributable to the Plan Participant will be charged.
Appendix B - Recordkeeping and Other Expenses    42

If the Company provides recordkeeping services for Plan assets not allocated to the Contract or an Associated or Companion Contract (“Outside Assets”), the Contractholder must pay an Outside Asset recordkeeping expense. The annual charge is calculated based upon the following table.

Number of Plan Participants With Outside Accounts During the Quarter	Outside Asset Annual Recordkeeping Expense
1 - 25	$1,000 minimum
26 - 49	$15.30 per member + $614.70
50 - 99	$13.95 per member + $682.20
100 - 299	$12.60 per member+ $817.20
300 - 499	$10.35 per member + $1,492.20
500 - 999	$8.55 per member+ $2,392.20
1,000 - 2,499	$6.30 per member + $4,642.20
2,500 - 4,999	$5.40 per member + $6,892.20
5,000 and over	$4.50 per member + $11,392.20

The charge calculated in accordance with the above table will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services. One-fourth of the annual Outside Asset Recordkeeping Charge will be billed on a quarterly basis. This charge does not apply if the Outside Assets which correlate to the Plan Participant consist solely of shares of mutual funds for which a subsidiary of the Company serves as investment adviser.

The Contractholder may elect to have the recordkeeping expense attributable to investments in this Contract which correlate to inactive Plan Participants deducted from the Investment Account Values of such Plan Participants. The portion of the charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative value.

B.    Location Fee

Contractholders may request the Company to provide services to groups of employees at multiple locations. If the Company agrees to provide such services, the Contractholder will be charged $150 on a quarterly basis for each additional employee group or location.

C.    Flexible Income Option Charge

An additional charge of $25 annually will be made for any Plan Participant receiving benefits under the Flexible Income Option. The charge is added to the portion of the recordkeeping expense attributable to such Plan Participants. If a Plan Participant is receiving benefits under the Flexible Income Option from a Companion Contract to which a Flexible Income Option Charge applies, the charge will not apply to the contract.

D.    Documentation Expense

The Company provides a sample Plan document and summary plan descriptions to the Contractholder. The Contractholder will pay $300 if the Contractholder uses a Principal Standard Plan. If the Company provides a sample custom-written Plan, the Contractholder will pay $1000 for the initial Plan or for any restatement thereof, $500 for any amendments thereto, and $500 for standard summary plan description booklets. If the Contractholder adopts a Plan other than one provided by the Company, a Minimum $100 charge will be made for summary plan description booklets requested by the Contractholder, if any.
Appendix B - Recordkeeping and Other Expenses    43

PART B

PRINCIPAL LIFE INSURANCE COMPANY
(the “Depositor”)

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
(the “Registrant”)

PREMIER VARIABLE ANNUITY

(A Group Variable Annuity Contract for

Employer-Sponsored Qualified and Non-Qualified Retirement Plans)

Statement of Additional Information

dated May 1, 2024

This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Premier Variable Annuity – Group Variable Annuity Contracts (the “Contract” or the “Contracts”) in addition to the information that is contained in the Contract’s Prospectus, dated May 1, 2024.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, a copy of which can be obtained free of charge by writing or telephoning:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, Iowa 50392-2080
Telephone: 1-800-633-1373

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
UNDERWRITING COMMISSIONS	3
CALCULATION OF PERFORMANCE DATA	3
FINANCIAL STATEMENTS
APPENDIX A - Principal Life Insurance Company Separate Account B	A-1
APPENDIX B - Principal Life Insurance Company	B-1

2

GENERAL INFORMATION AND HISTORY
The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.
UNDERWRITING COMMISSIONS
Aggregate dollar amount of underwriting commissions paid to and retained by Principal Securities, Inc. ("PSI") for the Separate Account B Premier Variable Annuity contracts:

Year	Paid To	Retained by
2023	$0	—
2022	$0	—
2021	$0	—
CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The Contract was not offered prior to July 15, 1992. Some of the underlying mutual funds were offered prior to the date that they were made available in the Contract. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the Contract been issued on or after the date the underlying mutual funds in which such Division invests was first offered. The hypothetical performance from the date of inception of the mutual fund’s in which the Division invests is derived by reducing the actual performance of the underlying mutual fund’s by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
3

From time to time the Separate Account advertises its Fidelity VIP Government Money Market Division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the Division refers to the income generated by an investment under the Contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2023, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 4.71% and 4.81%, respectively.
From time to time, the Separate Account will advertise the average annual total return of its various divisions for these contracts. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.

Assuming the Contract had been offered as of the periods indicated in the table below, the hypothetical average annual total returns for the periods ending December 31, 2023 are:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Core Plus Bond	12/18/1987	4.90%	1.19%	1.58%
Diversified Balanced	05/26/2017	13.69%	7.18%		5.75%
Diversified International	05/02/1994	16.96%	7.55%	3.80%
Equity Income	04/28/1998	10.75%	10.40%	8.76%
Fidelity Government Money Market	04/01/1982	4.50%	1.30%	0.69%
Government & High Quality Bond	05/06/1993	4.20%	-0.47%	0.58%
International Emerging Markets	10/24/2000	12.06%	3.75%	1.74%
LargeCap Growth I	06/01/1994	39.76%	15.18%	12.54%
LargeCap S&P 500 Index	05/03/1999	25.45%	14.89%	11.25%
MidCap	12/18/1987	25.56%	15.11%	11.40%
Real Estate Securities	05/01/1998	12.86%	8.07%	8.26%
SAM Balanced	06/03/1997	15.51%	7.67%	5.78%
SmallCap	05/01/1998	15.05%	10.92%	7.36%

4

FINANCIAL STATEMENTS

APPENDIX A - Principal Life Insurance Company Separate Account B Financials

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Separate Account B

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Separate Account B (the “Separate Account”), as of December 31, 2023, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1970.
Des Moines, Iowa
April 10, 2024

Appendix:
Subaccounts comprising Principal Life Insurance Company Separate Account B

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein VPS Discovery Value Portfolio – Class A (1)
AllianceBernstein VPS Small Cap Growth Portfolio – Class A
Alps Global Opportunity Portfolio – Class III (2)
American Century VP Capital Appreciation Fund – Class I
American Century VP Disciplined Core Value Fund – Class I
American Century VP Inflation Protection Fund – Class II
American Century VP Mid Cap Value Fund – Class II
American Century VP Ultra Fund – Class I
American Century VP Ultra Fund – Class II
American Century VP Value Fund – Class II
American Funds Insurance Series - American High-Income Trust Fund – Class 2 Shares
American Funds Insurance Series - Asset Allocation Fund – Class 2 Shares
American Funds Insurance Series - Asset Allocation Fund – Class 4 Shares
American Funds Insurance Series - Global Small Capitalization Fund – Class 2 Shares
American Funds Insurance Series - Global Small Capitalization Fund – Class 4 Shares
American Funds Insurance Series - Managed Risk Asset Allocation Fund – Class P2 Shares
American Funds Insurance Series - Managed Risk Growth Fund – Class P2 Shares
American Funds Insurance Series - Managed Risk International Fund – Class P2 Shares
American Funds Insurance Series - New World Fund – Class 2 Shares
American Funds Insurance Series - New World Fund – Class 4 Shares
American Funds Insurance Series - Washington Mutual Investors Fund – Class 2 Shares
American Funds Insurance Series - Washington Mutual Investors Fund – Class 4 Shares
BlackRock 60/40 Target Allocations ETF V.I. Fund – Class III
BlackRock Advantage SMID Cap V.I. Fund – Class III
BlackRock Global Allocation V.I. Fund – Class III
Blue Chip Account – Class 3
BNY Mellon IP MidCap Stock Portfolio – Service Shares
BNY Mellon IP Technology Growth Portfolio – Service Shares
Calvert VP EAFE International Index Portfolio – Class F
Calvert VP Investment Grade Bond Index Portfolio – Class F
Calvert VP Russell 2000 Small Cap Index Portfolio – Class F
Calvert VP S&P MidCap 400 Index Portfolio – Class F
Clearbridge Variable Small Cap Growth Portfolio – Class II Shares
Columbia VP - Limited Duration Credit Fund – Class 2
Columbia VP - Small Cap Value Fund – Class 2
Core Plus Bond Account – Class 1
	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

Delaware VIP Small Cap Value Series – Service Class
Diversified Balanced Account – Class 1
Diversified Balanced Account – Class 2
Diversified Balanced Managed Volatility Account – Class 2
Diversified Balanced Volatility Control Account – Class 2
Diversified Growth Account – Class 2
Diversified Growth Managed Volatility Account – Class 2
Diversified Growth Volatility Control Account – Class 2
Diversified Income Account – Class 2
Diversified International Account – Class 1
DWS Alternative Asset Allocation VIP – Class B
DWS Equity 500 Index VIP – Class B2
DWS Small Mid Cap Value VIP – Class B
EQ Advisors Trust 1290 VT Convertible Securities Portfolio – Class IB
EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio – Class IB
EQ Advisors Trust 1290 VT Micro Cap Portfolio – Class IB
EQ Advisors Trust 1290 VT SmartBeta Equity ESG Portfolio – Class IB
EQ Advisors Trust 1290 VT Socially Responsible Portfolio – Class IB
Equity Income Account – Class 1
Equity Income Account – Class 2
Fidelity VIP Contrafund® Portfolio – Service Class
Fidelity VIP Contrafund® Portfolio – Service Class 2
Fidelity VIP Equity-Income Portfolio – Service Class 2
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
Fidelity VIP Freedom 2040 Portfolio – Service Class 2
Fidelity VIP Freedom 2050 Portfolio – Service Class 2
Fidelity VIP Government Money Market Portfolio – Initial Class
Fidelity VIP Government Money Market Portfolio – Service Class 2
Fidelity VIP Growth Portfolio – Service Class
Fidelity VIP Growth Portfolio – Service Class 2
Fidelity VIP Mid Cap Portfolio – Service Class
Fidelity VIP Mid Cap Portfolio – Service Class 2
Fidelity VIP Overseas Portfolio – Service Class 2
Franklin Templeton VIP Trust - Franklin Global Real Estate VIP Fund – Class 2
Franklin Templeton VIP Trust - Franklin Income VIP Fund – Class 4
Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund – Class 4
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund – Class 2
Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund – Class 2
Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund – Class 4
Franklin Templeton VIP Trust - Templeton Growth VIP Fund – Class 2

Global Emerging Markets Account – Class 1
Goldman Sachs VIT - Mid Cap Value Fund – Institutional Shares
Goldman Sachs VIT - Mid Cap Value Fund – Service Shares
Goldman Sachs VIT - Multi-Strategy Alternatives Portfolio – Service Shares
Goldman Sachs VIT - Small Cap Equity Insights Fund – Institutional Shares
Goldman Sachs VIT - Small Cap Equity Insights Fund – Service Shares
Government & High Quality Bond Account – Class 1
Guggenheim Investments VIF Global Managed Futures Strategy Fund
Guggenheim Investments VIF Long Short Equity Fund
Guggenheim Investments VIF Multi-Hedge Strategies Fund
Guggenheim Investments VIF Series F (Guggenheim Floating Rate Strategies Series)
Invesco V.I. American Franchise Fund – Series I Shares
Invesco V.I. American Value Fund – Series I Shares
Invesco V.I. Balanced-Risk Allocation Fund – Series II Shares
Invesco V.I. Core Equity Fund – Series I Shares
Invesco V.I. Discovery Mid Cap Growth Fund – Series I Shares
Invesco V.I. EQV International Equity Fund – Series I Shares
Invesco V.I. EQV International Equity Fund – Series II Shares
Invesco V.I. Health Care Fund – Series I Shares
Invesco V.I. Health Care Fund – Series II Shares
Invesco V.I. Main Street Small Cap Fund – Series II Shares
Invesco V.I. Small Cap Equity Fund – Series I Shares
Invesco V.I. Technology Fund – Series I Shares
Janus Henderson Series Balanced Portfolio – Service Shares
Janus Henderson Series Enterprise Portfolio – Service Shares
Janus Henderson Series Flexible Bond Portfolio – Service Shares
Janus Henderson Series Global Technology and Innovation Portfolio – Service Shares
LargeCap Growth Account I – Class 1
LargeCap S&P 500 Index Account – Class 1
LargeCap S&P 500 Index Account – Class 2
MFS® International Intrinsic Value Portfolio – Service Class
MFS® New Discovery Series – Service Class
MFS® Utilities Series – Service Class
MFS® Value Series – Service Class
MidCap Account – Class 1
MidCap Account – Class 2
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
Neuberger Berman AMT Sustainable Equity Portfolio – I Class Shares
Neuberger Berman AMT Sustainable Equity Portfolio – S Class Shares
PIMCO VIT All Asset Portfolio – Administrative Class
PIMCO VIT All Asset Portfolio – Advisor Class
PIMCO VIT CommodityRealReturn® Strategy Portfolio – M Class
PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class
PIMCO VIT High Yield Portfolio – Administrative Class
PIMCO VIT Low Duration Portfolio – Advisor Class
PIMCO VIT Total Return Portfolio – Administrative Class

Principal Capital Appreciation Account – Class 1
Principal Capital Appreciation Account – Class 2
Principal LifeTime 2020 Account – Class 1
Principal LifeTime 2030 Account – Class 1
Principal LifeTime 2040 Account – Class 1
Principal LifeTime 2050 Account – Class 1
Principal LifeTime Strategic Income Account – Class 1
Real Estate Securities Account – Class 1
Real Estate Securities Account – Class 2
Rydex VI Basic Materials Fund
Rydex VI Commodities Strategy Fund
Rydex VI NASDAQ 100 Fund
SAM Balanced Portfolio – Class 1
SAM Balanced Portfolio – Class 2
SAM Conservative Balanced Portfolio – Class 1
SAM Conservative Balanced Portfolio – Class 2
SAM Conservative Growth Portfolio – Class 1
SAM Conservative Growth Portfolio – Class 2
SAM Flexible Income Portfolio – Class 1
SAM Flexible Income Portfolio – Class 2
SAM Strategic Growth Portfolio – Class 1
SAM Strategic Growth Portfolio – Class 2
Short-Term Income Account – Class 1
SmallCap Account – Class 1
SmallCap Account – Class 2
T. Rowe Price Blue Chip Growth Portfolio – II
T. Rowe Price Health Sciences Portfolio – II
The Merger Fund VL
TOPS® Aggressive Growth ETF Portfolio - Investor Class Shares
TOPS® Balanced ETF Portfolio - Investor Class Shares
TOPS® Conservative ETF Portfolio - Investor Class Shares
TOPS® Growth ETF Portfolio - Investor Class Shares
TOPS® Moderate Growth ETF Portfolio - Investor Class Shares
VanEck VIP Trust Global Resources Fund – Class S Shares

Calvert VP Nasdaq 100 Index Portfolio – Class F
Fidelity VIP Energy Portfolio – Service Class 2
Fidelity VIP Health Care Portfolio – Service Class 2
Janus Henderson Global Sustainable Equity Portfolio – Service Shares
VanEck VIP Trust Global Gold Fund – Class S Shares
	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period from June 6, 2022 (date fund made available) through December 31, 2022
U.S. LargeCap Buffer July Account – Class 2	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period from June 29, 2022 (date fund made available) through December 31, 2022

U.S. LargeCap Buffer October Account – Class 2	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period from September 29, 2022 (date fund made available) through December 31, 2022
U.S. LargeCap Buffer January Account – Class 2	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period from December 29, 2022 (date fund made available) through December 31, 2022
U.S. LargeCap Buffer April Account – Class 2	For the period from March 30, 2023 (date fund made available) through December 31, 2023
(1)Represented the operations of AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A until June 3, 2023.
(2)Represented the operations of Alps/Red Rocks Global Opportunity Portfolio Class III until June 3, 2023.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	AllianceBernstein VPS Discovery Value Portfolio - Class A	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	Alps Global Opportunity Portfolio - Class III	American Century VP Capital Appreciation Fund - Class I
Assets
Investments in shares of mutual funds, at fair value	$3,120,311	$2,661,994	$836,521	$1,125,593
Total assets	3,120,311	2,661,994	836,521	1,125,593
Total liabilities	—	—	—	—
Net assets	$3,120,311	$2,661,994	$836,521	$1,125,593

Net assets
Applicable to accumulation units	$3,120,311	$2,661,994	$836,521	$1,125,593
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,120,311	$2,661,994	$836,521	$1,125,593

Investments in shares of mutual funds, at cost	$3,243,591	$3,975,259	$964,914	$1,096,919

Shares of mutual funds owned	176,189	247,858	68,511	79,156

Accumulation units outstanding	152,915	50,732	57,118	52,252
Annuitized units outstanding	—	—	—	—
Total units outstanding	152,915	50,732	57,118	52,252

Statements of Operations
Year ended December 31, 2023

	AllianceBernstein VPS Discovery Value Portfolio - Class A	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	Alps Global Opportunity Portfolio - Class III	American Century VP Capital Appreciation Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$34,664	$—	$—	$—

Expenses:
Mortality and expense risks	41,737	33,175	5,483	13,876
Administrative charges	4,828	3,981	1,267	1,665
Separate account rider charges	1,078	—	—	—
Net investment income (loss)	(12,979)	(37,156)	(6,750)	(15,541)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(97,984)	(564,983)	(83,929)	(32,861)
Capital gains distributions	272,999	—	—	1,665
Total realized gains (losses) on investments	175,015	(564,983)	(83,929)	(31,196)

Change in net unrealized appreciation (depreciation)
of investments	290,183	1,013,365	294,255	251,139

Net gains (losses) on investments	452,219	411,226	203,576	204,402

Net increase (decrease) in net assets resulting from operations	$452,219	$411,226	$203,576	$204,402
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	American Century VP Disciplined Core Value Fund - Class I	American Century VP Inflation Protection Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Ultra Fund - Class I
Assets
Investments in shares of mutual funds, at fair value	$8,413,934	$24,801,229	$5,656,816	$3,568,999
Total assets	8,413,934	24,801,229	5,656,816	3,568,999
Total liabilities	—	—	—	—
Net assets	$8,413,934	$24,801,229	$5,656,816	$3,568,999

Net assets
Applicable to accumulation units	$8,413,934	$24,801,229	$5,656,816	$3,568,999
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$8,413,934	$24,801,229	$5,656,816	$3,568,999

Investments in shares of mutual funds, at cost	$9,775,036	$27,366,586	$5,843,822	$2,937,914

Shares of mutual funds owned	1,096,993	2,646,876	290,540	139,142

Accumulation units outstanding	269,528	1,931,382	170,776	71,716
Annuitized units outstanding	—	—	—	—
Total units outstanding	269,528	1,931,382	170,776	71,716

Statements of Operations
Year ended December 31, 2023

	American Century VP Disciplined Core Value Fund - Class I	American Century VP Inflation Protection Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Ultra Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$125,470	$838,369	$138,338	$—

Expenses:
Mortality and expense risks	92,536	289,710	80,377	40,321
Administrative charges	2,877	38,038	8,953	1,613
Separate account rider charges	—	320	806	—
Net investment income (loss)	30,057	510,301	48,202	(41,934)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(263,901)	(494,038)	(228,311)	113,262
Capital gains distributions	—	—	772,199	231,900
Total realized gains (losses) on investments	(263,901)	(494,038)	543,888	345,162

Change in net unrealized appreciation (depreciation)
of investments	821,222	496,552	(348,238)	818,445

Net gains (losses) on investments	587,378	512,815	243,852	1,121,673

Net increase (decrease) in net assets resulting from operations	$587,378	$512,815	$243,852	$1,121,673
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	American Century VP Ultra Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series - American High-Income Trust Fund - Class 2 Shares	American Funds Insurance Series - Asset Allocation Fund - Class 2 Shares
Assets
Investments in shares of mutual funds, at fair value	$17,800,870	$15,213,365	$980,419	$2,346,930
Total assets	17,800,870	15,213,365	980,419	2,346,930
Total liabilities	—	—	—	—
Net assets	$17,800,870	$15,213,365	$980,419	$2,346,930

Net assets
Applicable to accumulation units	$17,800,870	$15,213,365	$980,419	$2,346,930
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$17,800,870	$15,213,365	$980,419	$2,346,930

Investments in shares of mutual funds, at cost	$14,386,034	$13,134,326	$1,083,586	$2,399,286

Shares of mutual funds owned	721,852	1,245,976	112,304	99,742

Accumulation units outstanding	311,409	573,370	74,325	142,058
Annuitized units outstanding	—	—	—	—
Total units outstanding	311,409	573,370	74,325	142,058

Statements of Operations
Year ended December 31, 2023

	American Century VP Ultra Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series - American High-Income Trust Fund - Class 2 Shares	American Funds Insurance Series - Asset Allocation Fund - Class 2 Shares
Net investment income (loss)
Investment income:
Dividends	$—	$327,748	$66,484	$49,350

Expenses:
Mortality and expense risks	223,906	159,267	12,189	27,322
Administrative charges	26,872	11,198	487	2,953
Separate account rider charges	915	—	—	1,930
Net investment income (loss)	(251,693)	157,283	53,808	17,145

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,189,198	720,252	(19,057)	(2,264)
Capital gains distributions	1,490,231	1,140,015	—	86,146
Total realized gains (losses) on investments	2,679,429	1,860,267	(19,057)	83,882

Change in net unrealized appreciation (depreciation)
of investments	3,888,248	(927,299)	64,789	163,928

Net gains (losses) on investments	6,315,984	1,090,251	99,540	264,955

Net increase (decrease) in net assets resulting from operations	$6,315,984	$1,090,251	$99,540	$264,955
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	American Funds Insurance Series - Asset Allocation Fund - Class 4 Shares	American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares	American Funds Insurance Series - Global Small Capitalization Fund - Class 4 Shares	American Funds Insurance Series - Managed Risk Asset Allocation Fund - Class P2 Shares
Assets
Investments in shares of mutual funds, at fair value	$21,860,850	$1,208,133	$3,440,359	$7,830,367
Total assets	21,860,850	1,208,133	3,440,359	7,830,367
Total liabilities	—	—	—	—
Net assets	$21,860,850	$1,208,133	$3,440,359	$7,830,367

Net assets
Applicable to accumulation units	$21,860,850	$1,208,133	$3,440,359	$7,830,367
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$21,860,850	$1,208,133	$3,440,359	$7,830,367

Investments in shares of mutual funds, at cost	$23,027,358	$1,458,705	$4,327,112	$8,574,035

Shares of mutual funds owned	936,626	69,036	197,042	679,130

Accumulation units outstanding	1,542,496	86,584	272,709	628,288
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,542,496	86,584	272,709	628,288

Statements of Operations
Year ended December 31, 2023

	American Funds Insurance Series - Asset Allocation Fund - Class 4 Shares	American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares	American Funds Insurance Series - Global Small Capitalization Fund - Class 4 Shares	American Funds Insurance Series - Managed Risk Asset Allocation Fund - Class P2 Shares
Net investment income (loss)
Investment income:
Dividends	$405,306	$3,130	$904	$131,209

Expenses:
Mortality and expense risks	121,765	15,167	21,019	45,524
Administrative charges	28,872	1,445	4,931	10,629
Separate account rider charges	—	437	—	—
Net investment income (loss)	254,669	(13,919)	(25,046)	75,056

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(44,694)	(118,160)	(425,800)	(41,444)
Capital gains distributions	723,261	16,178	42,948	835,112
Total realized gains (losses) on investments	678,567	(101,982)	(382,852)	793,668

Change in net unrealized appreciation (depreciation)
of investments	1,500,910	277,769	859,435	(202,977)

Net gains (losses) on investments	2,434,146	161,868	451,537	665,747

Net increase (decrease) in net assets resulting from operations	$2,434,146	$161,868	$451,537	$665,747
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	American Funds Insurance Series - Managed Risk Growth Fund - Class P2 Shares	American Funds Insurance Series - Managed Risk International Fund - Class P2 Shares	American Funds Insurance Series - New World Fund - Class 2 Shares	American Funds Insurance Series - New World Fund - Class 4 Shares
Assets
Investments in shares of mutual funds, at fair value	$6,910,657	$438,483	$1,428,646	$6,691,600
Total assets	6,910,657	438,483	1,428,646	6,691,600
Total liabilities	—	—	—	—
Net assets	$6,910,657	$438,483	$1,428,646	$6,691,600

Net assets
Applicable to accumulation units	$6,910,657	$438,483	$1,428,646	$6,691,600
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$6,910,657	$438,483	$1,428,646	$6,691,600

Investments in shares of mutual funds, at cost	$8,322,910	$486,192	$1,512,233	$7,249,303

Shares of mutual funds owned	644,050	52,702	56,760	268,200

Accumulation units outstanding	428,220	48,765	101,774	539,227
Annuitized units outstanding	—	—	—	—
Total units outstanding	428,220	48,765	101,774	539,227

Statements of Operations
Year ended December 31, 2023

	American Funds Insurance Series - Managed Risk Growth Fund - Class P2 Shares	American Funds Insurance Series - Managed Risk International Fund - Class P2 Shares	American Funds Insurance Series - New World Fund - Class 2 Shares	American Funds Insurance Series - New World Fund - Class 4 Shares
Net investment income (loss)
Investment income:
Dividends	$36,580	$7,804	$20,903	$77,993

Expenses:
Mortality and expense risks	41,342	3,224	18,949	40,020
Administrative charges	9,549	702	1,824	9,317
Separate account rider charges	—	—	377	—
Net investment income (loss)	(14,311)	3,878	(247)	28,656

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(203,581)	(50,582)	13,057	14,965
Capital gains distributions	1,434,839	35,256	—	—
Total realized gains (losses) on investments	1,231,258	(15,326)	13,057	14,965

Change in net unrealized appreciation (depreciation)
of investments	69,807	32,172	189,887	803,509

Net gains (losses) on investments	1,286,754	20,724	202,697	847,130

Net increase (decrease) in net assets resulting from operations	$1,286,754	$20,724	$202,697	$847,130
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares	American Funds Insurance Series - Washington Mutual Investors Fund - Class 4 Shares	BlackRock 60/40 Target Allocations ETF V.I. Fund - Class III	BlackRock Advantage SMID Cap V.I. Fund - Class III
Assets
Investments in shares of mutual funds, at fair value	$2,950,449	$14,364,512	$12,581,946	$2,414,462
Total assets	2,950,449	14,364,512	12,581,946	2,414,462
Total liabilities	—	—	—	—
Net assets	$2,950,449	$14,364,512	$12,581,946	$2,414,462

Net assets
Applicable to accumulation units	$2,950,449	$14,364,512	$12,581,946	$2,414,462
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,950,449	$14,364,512	$12,581,946	$2,414,462

Investments in shares of mutual funds, at cost	$2,817,153	$13,819,063	$12,327,850	$2,777,367

Shares of mutual funds owned	207,632	1,021,658	956,802	243,885

Accumulation units outstanding	150,791	876,541	902,146	151,904
Annuitized units outstanding	—	—	—	—
Total units outstanding	150,791	876,541	902,146	151,904

Statements of Operations
Year ended December 31, 2023

	American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares	American Funds Insurance Series - Washington Mutual Investors Fund - Class 4 Shares	BlackRock 60/40 Target Allocations ETF V.I. Fund - Class III	BlackRock Advantage SMID Cap V.I. Fund - Class III
Net investment income (loss)
Investment income:
Dividends	$51,839	$221,381	$224,221	$41,572

Expenses:
Mortality and expense risks	36,603	83,808	65,059	14,024
Administrative charges	3,584	18,865	15,865	3,230
Separate account rider charges	1,659	—	7	—
Net investment income (loss)	9,993	118,708	143,290	24,318

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,285	(42,624)	(193,454)	(393,883)
Capital gains distributions	27,350	116,665	—	—
Total realized gains (losses) on investments	30,635	74,041	(193,454)	(393,883)

Change in net unrealized appreciation (depreciation)
of investments	378,480	1,743,197	1,520,160	725,901

Net gains (losses) on investments	419,108	1,935,946	1,469,996	356,336

Net increase (decrease) in net assets resulting from operations	$419,108	$1,935,946	$1,469,996	$356,336
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	BlackRock Global Allocation V.I. Fund - Class III	Blue Chip Account - Class 3	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares
Assets
Investments in shares of mutual funds, at fair value	$3,703,084	$14,289,642	$1,227,294	$7,423,623
Total assets	3,703,084	14,289,642	1,227,294	7,423,623
Total liabilities	—	—	—	—
Net assets	$3,703,084	$14,289,642	$1,227,294	$7,423,623

Net assets
Applicable to accumulation units	$3,703,084	$14,289,642	$1,227,294	$7,423,623
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,703,084	$14,289,642	$1,227,294	$7,423,623

Investments in shares of mutual funds, at cost	$4,357,858	$12,383,701	$1,198,308	$6,857,256

Shares of mutual funds owned	284,197	1,167,454	66,126	294,939

Accumulation units outstanding	288,982	1,360,031	87,886	117,966
Annuitized units outstanding	—	—	—	—
Total units outstanding	288,982	1,360,031	87,886	117,966

Statements of Operations
Year ended December 31, 2023

	BlackRock Global Allocation V.I. Fund - Class III	Blue Chip Account - Class 3	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares
Net investment income (loss)
Investment income:
Dividends	$89,610	$—	$5,159	$—

Expenses:
Mortality and expense risks	26,086	76,831	7,182	84,790
Administrative charges	5,295	15,303	1,543	10,176
Separate account rider charges	—	194	—	813
Net investment income (loss)	58,229	(92,328)	(3,566)	(95,779)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(56,233)	(267,185)	(12,116)	(181,434)
Capital gains distributions	—	—	30,303	—
Total realized gains (losses) on investments	(56,233)	(267,185)	18,187	(181,434)

Change in net unrealized appreciation (depreciation)
of investments	386,748	3,826,999	150,699	3,268,913

Net gains (losses) on investments	388,744	3,467,486	165,320	2,991,700

Net increase (decrease) in net assets resulting from operations	$388,744	$3,467,486	$165,320	$2,991,700
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Calvert VP EAFE International Index Portfolio - Class F	Calvert VP Investment Grade Bond Index Portfolio - Class F	Calvert VP Nasdaq 100 Index Portfolio - Class F	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Assets
Investments in shares of mutual funds, at fair value	$4,601,205	$5,380,246	$3,023,657	$7,028,561
Total assets	4,601,205	5,380,246	3,023,657	7,028,561
Total liabilities	—	—	—	—
Net assets	$4,601,205	$5,380,246	$3,023,657	$7,028,561

Net assets
Applicable to accumulation units	$4,601,205	$5,380,246	$3,023,657	$7,028,561
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,601,205	$5,380,246	$3,023,657	$7,028,561

Investments in shares of mutual funds, at cost	$4,305,277	$5,929,801	$2,569,123	$7,251,864

Shares of mutual funds owned	48,639	113,868	21,650	89,127

Accumulation units outstanding	388,292	530,091	228,456	520,605
Annuitized units outstanding	—	—	—	—
Total units outstanding	388,292	530,091	228,456	520,605

Statements of Operations
Year ended December 31, 2023

	Calvert VP EAFE International Index Portfolio - Class F	Calvert VP Investment Grade Bond Index Portfolio - Class F	Calvert VP Nasdaq 100 Index Portfolio - Class F	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Net investment income (loss)
Investment income:
Dividends	$124,722	$148,881	$7,641	$56,254

Expenses:
Mortality and expense risks	23,687	30,469	14,580	39,391
Administrative charges	5,867	7,488	2,140	9,142
Separate account rider charges	—	—	—	—
Net investment income (loss)	95,168	110,924	(9,079)	7,721

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	22,823	(174,056)	63,995	(64,378)
Capital gains distributions	—	—	—	3,584
Total realized gains (losses) on investments	22,823	(174,056)	63,995	(60,794)

Change in net unrealized appreciation (depreciation)
of investments	488,916	293,820	486,370	967,363

Net gains (losses) on investments	606,907	230,688	541,286	914,290

Net increase (decrease) in net assets resulting from operations	$606,907	$230,688	$541,286	$914,290
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Calvert VP S&P MidCap 400 Index Portfolio - Class F	Clearbridge Variable Small Cap Growth Portfolio - Class II Shares	Columbia VP - Limited Duration Credit Fund - Class 2	Columbia VP - Small Cap Value Fund - Class 2
Assets
Investments in shares of mutual funds, at fair value	$9,599,477	$4,528,155	$5,430,194	$4,245,568
Total assets	9,599,477	4,528,155	5,430,194	4,245,568
Total liabilities	—	—	—	—
Net assets	$9,599,477	$4,528,155	$5,430,194	$4,245,568

Net assets
Applicable to accumulation units	$9,599,477	$4,528,155	$5,430,194	$4,245,568
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$9,599,477	$4,528,155	$5,430,194	$4,245,568

Investments in shares of mutual funds, at cost	$9,233,854	$5,734,063	$5,507,643	$4,696,054

Shares of mutual funds owned	80,445	179,049	575,842	331,426

Accumulation units outstanding	619,705	309,563	502,683	276,465
Annuitized units outstanding	—	—	—	—
Total units outstanding	619,705	309,563	502,683	276,465

Statements of Operations
Year ended December 31, 2023

	Calvert VP S&P MidCap 400 Index Portfolio - Class F	Clearbridge Variable Small Cap Growth Portfolio - Class II Shares	Columbia VP - Limited Duration Credit Fund - Class 2	Columbia VP - Small Cap Value Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$108,401	$—	$153,601	$14,811

Expenses:
Mortality and expense risks	56,399	27,460	35,523	22,299
Administrative charges	12,662	6,527	7,342	5,157
Separate account rider charges	—	—	77	—
Net investment income (loss)	39,340	(33,987)	110,659	(12,645)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	23,409	(124,396)	(73,731)	(84,627)
Capital gains distributions	365,773	—	—	252,294
Total realized gains (losses) on investments	389,182	(124,396)	(73,731)	167,667

Change in net unrealized appreciation (depreciation)
of investments	776,369	461,893	257,846	543,828

Net gains (losses) on investments	1,204,891	303,510	294,774	698,850

Net increase (decrease) in net assets resulting from operations	$1,204,891	$303,510	$294,774	$698,850
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Core Plus Bond Account - Class 1	Delaware VIP Small Cap Value Series - Service Class	Diversified Balanced Account - Class 1	Diversified Balanced Account - Class 2
Assets
Investments in shares of mutual funds, at fair value	$75,768,816	$1,716,691	$17,459,046	$701,275,104
Total assets	75,768,816	1,716,691	17,459,046	701,275,104
Total liabilities	—	—	—	—
Net assets	$75,768,816	$1,716,691	$17,459,046	$701,275,104

Net assets
Applicable to accumulation units	$75,768,816	$1,716,691	$17,459,046	$701,275,104
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$75,768,816	$1,716,691	$17,459,046	$701,275,104

Investments in shares of mutual funds, at cost	$88,545,593	$1,613,038	$18,909,766	$734,107,215

Shares of mutual funds owned	7,867,997	45,010	1,228,645	49,177,777

Accumulation units outstanding	3,818,217	90,347	1,271,517	34,636,962
Annuitized units outstanding	—	—	—	—
Total units outstanding	3,818,217	90,347	1,271,517	34,636,962

Statements of Operations
Year ended December 31, 2023

	Core Plus Bond Account - Class 1	Delaware VIP Small Cap Value Series - Service Class	Diversified Balanced Account - Class 1	Diversified Balanced Account - Class 2
Net investment income (loss)
Investment income:
Dividends	$2,220,665	$11,961	$351,005	$12,131,122

Expenses:
Mortality and expense risks	927,238	22,612	201,728	8,841,229
Administrative charges	76,765	2,466	7,727	1,061,071
Separate account rider charges	9,218	724	—	62,800
Net investment income (loss)	1,207,444	(13,841)	141,550	2,166,022

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(2,182,429)	2,038	(344,876)	5,697,818
Capital gains distributions	—	80,167	1,085,152	43,697,922
Total realized gains (losses) on investments	(2,182,429)	82,205	740,276	49,395,740

Change in net unrealized appreciation (depreciation)
of investments	3,917,678	54,841	1,210,677	29,881,367

Net gains (losses) on investments	2,942,693	123,205	2,092,503	81,443,129

Net increase (decrease) in net assets resulting from operations	$2,942,693	$123,205	$2,092,503	$81,443,129
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Diversified Balanced Managed Volatility Account - Class 2	Diversified Balanced Volatility Control Account - Class 2	Diversified Growth Account - Class 2	Diversified Growth Managed Volatility Account - Class 2
Assets
Investments in shares of mutual funds, at fair value	$134,075,437	$241,387,693	$3,077,826,133	$293,489,021
Total assets	134,075,437	241,387,693	3,077,826,133	293,489,021
Total liabilities	—	—	—	—
Net assets	$134,075,437	$241,387,693	$3,077,826,133	$293,489,021

Net assets
Applicable to accumulation units	$134,075,437	$241,387,693	$3,077,826,133	$293,489,021
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$134,075,437	$241,387,693	$3,077,826,133	$293,489,021

Investments in shares of mutual funds, at cost	$137,828,810	$236,293,665	$2,933,395,830	$283,788,315

Shares of mutual funds owned	11,488,898	20,702,203	177,396,319	23,311,281

Accumulation units outstanding	9,138,427	18,842,653	129,723,334	17,929,772
Annuitized units outstanding	—	—	—	—
Total units outstanding	9,138,427	18,842,653	129,723,334	17,929,772

Statements of Operations
Year ended December 31, 2023

	Diversified Balanced Managed Volatility Account - Class 2	Diversified Balanced Volatility Control Account - Class 2	Diversified Growth Account - Class 2	Diversified Growth Managed Volatility Account - Class 2
Net investment income (loss)
Investment income:
Dividends	$2,143,077	$2,934,471	$49,199,325	$4,087,618

Expenses:
Mortality and expense risks	1,698,054	2,768,977	38,169,303	3,583,292
Administrative charges	206,210	332,316	4,580,851	437,733
Separate account rider charges	20,014	—	167,463	47,546
Net investment income (loss)	218,799	(166,822)	6,281,708	19,047

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,355,367	319,257	81,045,616	4,538,292
Capital gains distributions	6,251,412	1,784,968	197,790,879	17,108,954
Total realized gains (losses) on investments	7,606,779	2,104,225	278,836,495	21,647,246

Change in net unrealized appreciation (depreciation)
of investments	7,038,705	22,574,135	141,542,226	16,594,187

Net gains (losses) on investments	14,864,283	24,511,538	426,660,429	38,260,480

Net increase (decrease) in net assets resulting from operations	$14,864,283	$24,511,538	$426,660,429	$38,260,480
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Diversified Growth Volatility Control Account - Class 2	Diversified Income Account - Class 2	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B
Assets
Investments in shares of mutual funds, at fair value	$1,440,206,286	$246,926,555	$75,288,383	$223,959
Total assets	1,440,206,286	246,926,555	75,288,383	223,959
Total liabilities	—	—	—	—
Net assets	$1,440,206,286	$246,926,555	$75,288,383	$223,959

Net assets
Applicable to accumulation units	$1,440,206,286	$246,926,555	$75,288,383	$223,959
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,440,206,286	$246,926,555	$75,288,383	$223,959

Investments in shares of mutual funds, at cost	$1,348,232,395	$268,707,111	$66,669,533	$251,323

Shares of mutual funds owned	115,958,638	19,644,117	4,860,450	17,607

Accumulation units outstanding	103,752,562	17,571,978	2,527,003	18,724
Annuitized units outstanding	—	—	—	—
Total units outstanding	103,752,562	17,571,978	2,527,003	18,724

Statements of Operations
Year ended December 31, 2023

	Diversified Growth Volatility Control Account - Class 2	Diversified Income Account - Class 2	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B
Net investment income (loss)
Investment income:
Dividends	$16,063,455	$4,368,645	$940,420	$14,985

Expenses:
Mortality and expense risks	16,258,699	3,127,057	909,980	1,473
Administrative charges	1,951,272	375,291	57,670	333
Separate account rider charges	—	17,265	630	—
Net investment income (loss)	(2,146,516)	849,032	(27,860)	13,179

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,325,345	(2,629,602)	2,347,510	(1,606)
Capital gains distributions	20,322,450	10,077,086	—	2,124
Total realized gains (losses) on investments	24,647,795	7,447,484	2,347,510	518

Change in net unrealized appreciation (depreciation)
of investments	147,523,322	14,489,138	8,864,403	(3,027)

Net gains (losses) on investments	170,024,601	22,785,654	11,184,053	10,670

Net increase (decrease) in net assets resulting from operations	$170,024,601	$22,785,654	$11,184,053	$10,670
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	DWS Equity 500 Index VIP - Class B2	DWS Small Mid Cap Value VIP - Class B	EQ Advisors Trust 1290 VT Convertible Securities Portfolio - Class IB	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio - Class IB
Assets
Investments in shares of mutual funds, at fair value	$2,675,822	$1,442,112	$1,065,325	$659,775
Total assets	2,675,822	1,442,112	1,065,325	659,775
Total liabilities	—	—	—	—
Net assets	$2,675,822	$1,442,112	$1,065,325	$659,775

Net assets
Applicable to accumulation units	$2,675,822	$1,442,112	$1,065,325	$659,775
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,675,822	$1,442,112	$1,065,325	$659,775

Investments in shares of mutual funds, at cost	$2,142,471	$1,390,459	$1,368,807	$643,482

Shares of mutual funds owned	99,104	104,048	117,197	9,429

Accumulation units outstanding	127,961	102,510	79,745	42,410
Annuitized units outstanding	—	—	—	—
Total units outstanding	127,961	102,510	79,745	42,410

Statements of Operations
Year ended December 31, 2023

	DWS Equity 500 Index VIP - Class B2	DWS Small Mid Cap Value VIP - Class B	EQ Advisors Trust 1290 VT Convertible Securities Portfolio - Class IB	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio - Class IB
Net investment income (loss)
Investment income:
Dividends	$25,689	$12,435	$25,199	$3,730

Expenses:
Mortality and expense risks	23,015	14,402	6,360	4,004
Administrative charges	3,782	2,185	1,449	811
Separate account rider charges	—	42	117	—
Net investment income (loss)	(1,108)	(4,194)	17,273	(1,085)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	59,489	7,810	(51,382)	(3,222)
Capital gains distributions	134,252	60,851	—	42,109
Total realized gains (losses) on investments	193,741	68,661	(51,382)	38,887

Change in net unrealized appreciation (depreciation)
of investments	353,923	110,184	150,453	58,607

Net gains (losses) on investments	546,556	174,651	116,344	96,409

Net increase (decrease) in net assets resulting from operations	$546,556	$174,651	$116,344	$96,409
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	EQ Advisors Trust 1290 VT Micro Cap Portfolio - Class IB	EQ Advisors Trust 1290 VT SmartBeta Equity ESG Portfolio - Class IB	EQ Advisors Trust 1290 VT Socially Responsible Portfolio - Class IB	Equity Income Account - Class 1
Assets
Investments in shares of mutual funds, at fair value	$543,436	$626,284	$1,187,416	$160,275,000
Total assets	543,436	626,284	1,187,416	160,275,000
Total liabilities	—	—	—	—
Net assets	$543,436	$626,284	$1,187,416	$160,275,000

Net assets
Applicable to accumulation units	$543,436	$626,284	$1,187,416	$160,126,829
Applicable to contracts in annuitization period	—	—	—	148,171
Total net assets	$543,436	$626,284	$1,187,416	$160,275,000

Investments in shares of mutual funds, at cost	$837,908	$592,998	$1,115,730	$146,623,396

Shares of mutual funds owned	62,752	36,497	60,490	5,826,063

Accumulation units outstanding	39,401	43,747	70,886	6,988,120
Annuitized units outstanding	—	—	—	9,952
Total units outstanding	39,401	43,747	70,886	6,998,072

Statements of Operations
Year ended December 31, 2023

	EQ Advisors Trust 1290 VT Micro Cap Portfolio - Class IB	EQ Advisors Trust 1290 VT SmartBeta Equity ESG Portfolio - Class IB	EQ Advisors Trust 1290 VT Socially Responsible Portfolio - Class IB	Equity Income Account - Class 1
Net investment income (loss)
Investment income:
Dividends	$2,846	$7,851	$8,051	$3,314,354

Expenses:
Mortality and expense risks	5,618	3,851	8,006	1,944,147
Administrative charges	752	844	1,327	158,513
Separate account rider charges	—	—	847	1,247
Net investment income (loss)	(3,524)	3,156	(2,129)	1,210,447

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(33,913)	7,511	(848)	3,383,480
Capital gains distributions	—	6,809	24,286	7,368,466
Total realized gains (losses) on investments	(33,913)	14,320	23,438	10,751,946

Change in net unrealized appreciation (depreciation)
of investments	67,956	67,399	176,715	2,683,641

Net gains (losses) on investments	30,519	84,875	198,024	14,646,034

Net increase (decrease) in net assets resulting from operations	$30,519	$84,875	$198,024	$14,646,034
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Equity Income Account - Class 2	Fidelity VIP Contrafund® Portfolio - Service Class	Fidelity VIP Contrafund® Portfolio - Service Class 2	Fidelity VIP Energy Portfolio - Service Class 2
Assets
Investments in shares of mutual funds, at fair value	$16,028,302	$31,864,574	$57,213,702	$1,799,861
Total assets	16,028,302	31,864,574	57,213,702	1,799,861
Total liabilities	—	—	—	—
Net assets	$16,028,302	$31,864,574	$57,213,702	$1,799,861

Net assets
Applicable to accumulation units	$16,028,302	$31,864,574	$57,213,702	$1,799,861
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$16,028,302	$31,864,574	$57,213,702	$1,799,861

Investments in shares of mutual funds, at cost	$16,526,032	$23,822,592	$48,588,236	$1,828,367

Shares of mutual funds owned	591,232	659,722	1,221,732	73,195

Accumulation units outstanding	1,025,582	566,965	1,857,628	184,910
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,025,582	566,965	1,857,628	184,910

Statements of Operations
Year ended December 31, 2023

	Equity Income Account - Class 2	Fidelity VIP Contrafund® Portfolio - Service Class	Fidelity VIP Contrafund® Portfolio - Service Class 2	Fidelity VIP Energy Portfolio - Service Class 2
Net investment income (loss)
Investment income:
Dividends	$293,270	$114,627	$134,898	$42,633

Expenses:
Mortality and expense risks	98,455	382,325	546,329	18,324
Administrative charges	22,194	15,295	79,348	2,947
Separate account rider charges	—	—	2,323	—
Net investment income (loss)	172,621	(282,993)	(493,102)	21,362

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,905)	1,326,765	3,240,356	58,543
Capital gains distributions	725,805	1,070,753	1,931,867	—
Total realized gains (losses) on investments	718,900	2,397,518	5,172,223	58,543

Change in net unrealized appreciation (depreciation)
of investments	547,184	6,289,131	9,803,599	(136,918)

Net gains (losses) on investments	1,438,705	8,403,656	14,482,720	(57,013)

Net increase (decrease) in net assets resulting from operations	$1,438,705	$8,403,656	$14,482,720	$(57,013)
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Fidelity VIP Equity-Income Portfolio - Service Class 2	Fidelity VIP Freedom 2020 Portfolio - Service Class 2	Fidelity VIP Freedom 2030 Portfolio - Service Class 2	Fidelity VIP Freedom 2040 Portfolio - Service Class 2
Assets
Investments in shares of mutual funds, at fair value	$22,601,508	$3,879,038	$3,472,450	$3,398,203
Total assets	22,601,508	3,879,038	3,472,450	3,398,203
Total liabilities	—	—	—	—
Net assets	$22,601,508	$3,879,038	$3,472,450	$3,398,203

Net assets
Applicable to accumulation units	$22,601,508	$3,879,038	$3,472,450	$3,398,203
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$22,601,508	$3,879,038	$3,472,450	$3,398,203

Investments in shares of mutual funds, at cost	$20,536,104	$4,069,866	$3,639,305	$3,297,439

Shares of mutual funds owned	945,274	312,826	227,702	137,523

Accumulation units outstanding	699,983	314,238	264,175	233,278
Annuitized units outstanding	—	—	—	—
Total units outstanding	699,983	314,238	264,175	233,278

Statements of Operations
Year ended December 31, 2023

	Fidelity VIP Equity-Income Portfolio - Service Class 2	Fidelity VIP Freedom 2020 Portfolio - Service Class 2	Fidelity VIP Freedom 2030 Portfolio - Service Class 2	Fidelity VIP Freedom 2040 Portfolio - Service Class 2
Net investment income (loss)
Investment income:
Dividends	$379,724	$91,913	$71,837	$41,075

Expenses:
Mortality and expense risks	280,602	19,330	18,489	16,332
Administrative charges	18,521	4,833	4,608	4,083
Separate account rider charges	1,758	—	—	—
Net investment income (loss)	78,843	67,750	48,740	20,660

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	273,676	(55,815)	(59,079)	(1,666)
Capital gains distributions	651,602	14,138	—	33,357
Total realized gains (losses) on investments	925,278	(41,677)	(59,079)	31,691

Change in net unrealized appreciation (depreciation)
of investments	896,737	312,054	399,172	405,016

Net gains (losses) on investments	1,900,858	338,127	388,833	457,367

Net increase (decrease) in net assets resulting from operations	$1,900,858	$338,127	$388,833	$457,367
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Fidelity VIP Freedom 2050 Portfolio - Service Class 2	Fidelity VIP Government Money Market Portfolio - Initial Class	Fidelity VIP Government Money Market Portfolio - Service Class 2	Fidelity VIP Growth Portfolio - Service Class
Assets
Investments in shares of mutual funds, at fair value	$1,559,082	$36,065,759	$43,839,406	$16,007,746
Total assets	1,559,082	36,065,759	43,839,406	16,007,746
Total liabilities	—	—	—	—
Net assets	$1,559,082	$36,065,759	$43,839,406	$16,007,746

Net assets
Applicable to accumulation units	$1,559,082	$36,065,759	$43,839,406	$16,007,746
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,559,082	$36,065,759	$43,839,406	$16,007,746

Investments in shares of mutual funds, at cost	$1,562,139	$36,065,759	$43,839,406	$13,689,232

Shares of mutual funds owned	69,047	36,065,747	43,839,406	173,319

Accumulation units outstanding	106,513	8,986,407	4,247,078	347,096
Annuitized units outstanding	—	—	—	—
Total units outstanding	106,513	8,986,407	4,247,078	347,096

Statements of Operations
Year ended December 31, 2023

	Fidelity VIP Freedom 2050 Portfolio - Service Class 2	Fidelity VIP Government Money Market Portfolio - Initial Class	Fidelity VIP Government Money Market Portfolio - Service Class 2	Fidelity VIP Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$17,573	$1,760,000	$1,870,871	$5,385

Expenses:
Mortality and expense risks	8,047	413,065	336,228	181,951
Administrative charges	2,012	33,171	61,537	7,279
Separate account rider charges	—	624	—	—
Net investment income (loss)	7,514	1,313,140	1,473,106	(183,845)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(35,460)	—	—	623,498
Capital gains distributions	15,746	—	—	678,106
Total realized gains (losses) on investments	(19,714)	—	—	1,301,604

Change in net unrealized appreciation (depreciation)
of investments	238,944	—	—	3,183,650

Net gains (losses) on investments	226,744	1,313,140	1,473,106	4,301,409

Net increase (decrease) in net assets resulting from operations	$226,744	$1,313,140	$1,473,106	$4,301,409
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Fidelity VIP Growth Portfolio - Service Class 2	Fidelity VIP Health Care Portfolio - Service Class 2	Fidelity VIP Mid Cap Portfolio - Service Class	Fidelity VIP Mid Cap Portfolio - Service Class 2
Assets
Investments in shares of mutual funds, at fair value	$11,658,790	$909,293	$133,022	$24,043,671
Total assets	11,658,790	909,293	133,022	24,043,671
Total liabilities	—	—	—	—
Net assets	$11,658,790	$909,293	$133,022	$24,043,671

Net assets
Applicable to accumulation units	$11,658,790	$909,293	$133,022	$24,043,671
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$11,658,790	$909,293	$133,022	$24,043,671

Investments in shares of mutual funds, at cost	$10,335,153	$874,538	$129,676	$23,503,977

Shares of mutual funds owned	129,657	26,775	3,704	693,101

Accumulation units outstanding	190,918	81,140	6,676	977,894
Annuitized units outstanding	—	—	—	—
Total units outstanding	190,918	81,140	6,676	977,894

Statements of Operations
Year ended December 31, 2023

	Fidelity VIP Growth Portfolio - Service Class 2	Fidelity VIP Health Care Portfolio - Service Class 2	Fidelity VIP Mid Cap Portfolio - Service Class	Fidelity VIP Mid Cap Portfolio - Service Class 2
Net investment income (loss)
Investment income:
Dividends	$457	$—	$644	$87,943

Expenses:
Mortality and expense risks	140,667	4,104	1,327	239,105
Administrative charges	16,882	951	—	34,898
Separate account rider charges	1,329	—	—	5,290
Net investment income (loss)	(158,421)	(5,055)	(683)	(191,350)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	597,410	(2,216)	(25,788)	172,795
Capital gains distributions	518,703	—	3,476	658,624
Total realized gains (losses) on investments	1,116,113	(2,216)	(22,312)	831,419

Change in net unrealized appreciation (depreciation)
of investments	2,319,045	30,450	33,645	2,301,847

Net gains (losses) on investments	3,276,737	23,179	10,650	2,941,916

Net increase (decrease) in net assets resulting from operations	$3,276,737	$23,179	$10,650	$2,941,916
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Fidelity VIP Overseas Portfolio - Service Class 2	Franklin Templeton VIP Trust - Franklin Global Real Estate VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 4	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 4
Assets
Investments in shares of mutual funds, at fair value	$18,683,644	$1,586,366	$6,461,741	$8,519,699
Total assets	18,683,644	1,586,366	6,461,741	8,519,699
Total liabilities	—	—	—	—
Net assets	$18,683,644	$1,586,366	$6,461,741	$8,519,699

Net assets
Applicable to accumulation units	$18,683,644	$1,586,366	$6,461,741	$8,519,699
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$18,683,644	$1,586,366	$6,461,741	$8,519,699

Investments in shares of mutual funds, at cost	$15,836,284	$1,839,242	$6,791,766	$8,818,369

Shares of mutual funds owned	732,405	126,403	440,473	316,013

Accumulation units outstanding	894,640	142,563	511,751	471,022
Annuitized units outstanding	—	—	—	—
Total units outstanding	894,640	142,563	511,751	471,022

Statements of Operations
Year ended December 31, 2023

	Fidelity VIP Overseas Portfolio - Service Class 2	Franklin Templeton VIP Trust - Franklin Global Real Estate VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 4	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 4
Net investment income (loss)
Investment income:
Dividends	$141,062	$44,052	$277,963	$69,083

Expenses:
Mortality and expense risks	209,409	13,335	33,850	53,479
Administrative charges	27,171	2,282	8,349	11,953
Separate account rider charges	124	126	—	—
Net investment income (loss)	(95,642)	28,309	235,764	3,651

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	863,885	(117,339)	(39,144)	106,425
Capital gains distributions	47,263	—	342,486	853,987
Total realized gains (losses) on investments	911,148	(117,339)	303,342	960,412

Change in net unrealized appreciation (depreciation)
of investments	2,341,941	241,429	(99,956)	(111,000)

Net gains (losses) on investments	3,157,447	152,399	439,150	853,063

Net increase (decrease) in net assets resulting from operations	$3,157,447	$152,399	$439,150	$853,063
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 4	Franklin Templeton VIP Trust - Templeton Growth VIP Fund - Class 2
Assets
Investments in shares of mutual funds, at fair value	$2,588,524	$2,804,054	$2,400,868	$581,439
Total assets	2,588,524	2,804,054	2,400,868	581,439
Total liabilities	—	—	—	—
Net assets	$2,588,524	$2,804,054	$2,400,868	$581,439

Net assets
Applicable to accumulation units	$2,588,524	$2,804,054	$2,400,868	$581,439
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,588,524	$2,804,054	$2,400,868	$581,439

Investments in shares of mutual funds, at cost	$2,638,395	$2,767,764	$2,483,360	$488,086

Shares of mutual funds owned	195,066	270,662	182,854	48,493

Accumulation units outstanding	79,817	295,964	288,037	20,976
Annuitized units outstanding	—	—	—	—
Total units outstanding	79,817	295,964	288,037	20,976

Statements of Operations
Year ended December 31, 2023

	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 4	Franklin Templeton VIP Trust - Templeton Growth VIP Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$13,995	$72,935	$—	$18,146

Expenses:
Mortality and expense risks	33,172	15,860	18,642	4,629
Administrative charges	3,857	3,955	3,211	—
Separate account rider charges	387	—	23	—
Net investment income (loss)	(23,421)	53,120	(21,876)	13,517

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(63,501)	(36,937)	(170,662)	(8,920)
Capital gains distributions	151,719	—	—	—
Total realized gains (losses) on investments	88,218	(36,937)	(170,662)	(8,920)

Change in net unrealized appreciation (depreciation)
of investments	211,609	76,244	257,185	95,040

Net gains (losses) on investments	276,406	92,427	64,647	99,637

Net increase (decrease) in net assets resulting from operations	$276,406	$92,427	$64,647	$99,637
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Global Emerging Markets Account - Class 1	Goldman Sachs VIT - Mid Cap Value Fund - Institutional Shares	Goldman Sachs VIT - Mid Cap Value Fund - Service Shares	Goldman Sachs VIT - Multi-Strategy Alternatives Portfolio - Service Shares
Assets
Investments in shares of mutual funds, at fair value	$27,134,810	$8,964,589	$3,077,401	$613,552
Total assets	27,134,810	8,964,589	3,077,401	613,552
Total liabilities	—	—	—	—
Net assets	$27,134,810	$8,964,589	$3,077,401	$613,552

Net assets
Applicable to accumulation units	$27,134,810	$8,964,589	$3,077,401	$613,552
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$27,134,810	$8,964,589	$3,077,401	$613,552

Investments in shares of mutual funds, at cost	$28,934,543	$8,851,715	$3,209,950	$655,954

Shares of mutual funds owned	1,847,162	559,937	189,846	69,016

Accumulation units outstanding	972,284	218,596	189,197	55,119
Annuitized units outstanding	—	—	—	—
Total units outstanding	972,284	218,596	189,197	55,119

Statements of Operations
Year ended December 31, 2023

	Global Emerging Markets Account - Class 1	Goldman Sachs VIT - Mid Cap Value Fund - Institutional Shares	Goldman Sachs VIT - Mid Cap Value Fund - Service Shares	Goldman Sachs VIT - Multi-Strategy Alternatives Portfolio - Service Shares
Net investment income (loss)
Investment income:
Dividends	$683,061	$87,432	$21,418	$39,066

Expenses:
Mortality and expense risks	335,912	113,843	20,989	3,828
Administrative charges	29,753	13,480	4,378	935
Separate account rider charges	776	1,131	—	—
Net investment income (loss)	316,620	(41,022)	(3,949)	34,303

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(719,933)	23,513	(34,902)	(1,700)
Capital gains distributions	—	215,343	72,613	—
Total realized gains (losses) on investments	(719,933)	238,856	37,711	(1,700)

Change in net unrealized appreciation (depreciation)
of investments	3,329,510	642,093	239,156	7,982

Net gains (losses) on investments	2,926,197	839,927	272,918	40,585

Net increase (decrease) in net assets resulting from operations	$2,926,197	$839,927	$272,918	$40,585
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Goldman Sachs VIT - Small Cap Equity Insights Fund - Institutional Shares	Goldman Sachs VIT - Small Cap Equity Insights Fund - Service Shares	Government & High Quality Bond Account - Class 1	Guggenheim Investments VIF Global Managed Futures Strategy Fund
Assets
Investments in shares of mutual funds, at fair value	$3,890,564	$1,234,162	$47,779,180	$255,809
Total assets	3,890,564	1,234,162	47,779,180	255,809
Total liabilities	—	—	—	—
Net assets	$3,890,564	$1,234,162	$47,779,180	$255,809

Net assets
Applicable to accumulation units	$3,890,564	$1,234,162	$47,779,180	$255,809
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,890,564	$1,234,162	$47,779,180	$255,809

Investments in shares of mutual funds, at cost	$3,878,934	$1,301,850	$55,105,177	$265,883

Shares of mutual funds owned	316,821	101,828	5,674,487	14,898

Accumulation units outstanding	121,299	87,588	4,831,876	24,152
Annuitized units outstanding	—	—	—	—
Total units outstanding	121,299	87,588	4,831,876	24,152

Statements of Operations
Year ended December 31, 2023

	Goldman Sachs VIT - Small Cap Equity Insights Fund - Institutional Shares	Goldman Sachs VIT - Small Cap Equity Insights Fund - Service Shares	Government & High Quality Bond Account - Class 1	Guggenheim Investments VIF Global Managed Futures Strategy Fund
Net investment income (loss)
Investment income:
Dividends	$36,794	$9,142	$1,152,555	$19,142

Expenses:
Mortality and expense risks	48,527	7,346	601,620	8,208
Administrative charges	5,653	1,611	45,188	1,052
Separate account rider charges	361	—	1,867	—
Net investment income (loss)	(17,747)	185	503,880	9,882

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(220,581)	(21,450)	(2,589,151)	(30,696)
Capital gains distributions	—	—	—	12,178
Total realized gains (losses) on investments	(220,581)	(21,450)	(2,589,151)	(18,518)

Change in net unrealized appreciation (depreciation)
on investments	869,533	203,018	3,617,426	22,327

Net gains (losses) on investments	631,205	181,753	1,532,155	13,691

Net increase (decrease) in net assets resulting from operations	$631,205	$181,753	$1,532,155	$13,691
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Guggenheim Investments VIF Long Short Equity Fund	Guggenheim Investments VIF Multi-Hedge Strategies Fund	Guggenheim Investments VIF - Series F (Guggenheim Floating Rate Strategies Series)	Invesco V.I. American Franchise Fund - Series I Shares
Assets
Investments in shares of mutual funds, at fair value	$256,698	$599,837	$5,750,223	$4,460,258
Total assets	256,698	599,837	5,750,223	4,460,258
Total liabilities	—	—	—	—
Net assets	$256,698	$599,837	$5,750,223	$4,460,258

Net assets
Applicable to accumulation units	$256,698	$599,837	$5,750,223	$4,460,258
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$256,698	$599,837	$5,750,223	$4,460,258

Investments in shares of mutual funds, at cost	$235,468	$597,218	$5,496,313	$4,564,944

Shares of mutual funds owned	15,126	23,169	226,923	75,649

Accumulation units outstanding	21,792	54,291	496,692	125,469
Annuitized units outstanding	—	—	—	—
Total units outstanding	21,792	54,291	496,692	125,469

Statements of Operations
Year ended December 31, 2023

	Guggenheim Investments VIF Long Short Equity Fund	Guggenheim Investments VIF Multi-Hedge Strategies Fund	Guggenheim Investments VIF - Series F (Guggenheim Floating Rate Strategies Series)	Invesco V.I. American Franchise Fund - Series I Shares
Net investment income (loss)
Investment income:
Dividends	$821	$23,151	$183,665	$—

Expenses:
Mortality and expense risks	2,146	7,292	47,522	48,714
Administrative charges	431	1,079	7,143	1,949
Separate account rider charges	16	102	476	—
Net investment income (loss)	(1,772)	14,678	128,524	(50,663)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	20,710	(1,267)	(33,671)	(36,643)
Capital gains distributions	—	—	—	87,959
Total realized gains (losses) on investments	20,710	(1,267)	(33,671)	51,316

Change in net unrealized appreciation (depreciation)
of investments	14,163	11,709	403,918	1,270,181

Net gains (losses) on investments	33,101	25,120	498,771	1,270,834

Net increase (decrease) in net assets resulting from operations	$33,101	$25,120	$498,771	$1,270,834
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares
Assets
Investments in shares of mutual funds, at fair value	$2,842,398	$1,096,980	$11,720,077	$619,141
Total assets	2,842,398	1,096,980	11,720,077	619,141
Total liabilities	—	—	—	—
Net assets	$2,842,398	$1,096,980	$11,720,077	$619,141

Net assets
Applicable to accumulation units	$2,842,398	$1,096,980	$11,720,077	$619,141
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,842,398	$1,096,980	$11,720,077	$619,141

Investments in shares of mutual funds, at cost	$3,327,273	$1,234,368	$12,103,553	$736,458

Shares of mutual funds owned	203,319	129,361	400,139	9,857

Accumulation units outstanding	248,749	96,230	428,464	46,528
Annuitized units outstanding	—	—	—	—
Total units outstanding	248,749	96,230	428,464	46,528

Statements of Operations
Year ended December 31, 2023

	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares
Net investment income (loss)
Investment income:
Dividends	$16,892	$—	$82,673	$—

Expenses:
Mortality and expense risks	34,971	7,391	142,458	8,862
Administrative charges	4,197	1,567	5,699	354
Separate account rider charges	608	—	—	—
Net investment income (loss)	(22,884)	(8,958)	(65,484)	(9,216)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(163,150)	(64,426)	(331,430)	(50,974)
Capital gains distributions	554,512	—	266,791	—
Total realized gains (losses) on investments	391,362	(64,426)	(64,639)	(50,974)

Change in net unrealized appreciation (depreciation)
of investments	(5,884)	130,904	2,361,748	133,123

Net gains (losses) on investments	362,594	57,520	2,231,625	72,933

Net increase (decrease) in net assets resulting from operations	$362,594	$57,520	$2,231,625	$72,933
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series II Shares	Invesco V.I. Health Care Fund - Series I Shares	Invesco V.I. Health Care Fund - Series II Shares
Assets
Investments in shares of mutual funds, at fair value	$4,470,858	$3,356,014	$5,056,918	$6,113,070
Total assets	4,470,858	3,356,014	5,056,918	6,113,070
Total liabilities	—	—	—	—
Net assets	$4,470,858	$3,356,014	$5,056,918	$6,113,070

Net assets
Applicable to accumulation units	$4,470,858	$3,356,014	$5,056,918	$6,113,070
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,470,858	$3,356,014	$5,056,918	$6,113,070

Investments in shares of mutual funds, at cost	$4,549,141	$3,423,264	$5,382,952	$7,390,490

Shares of mutual funds owned	131,149	100,269	195,173	257,068

Accumulation units outstanding	299,993	272,223	180,465	414,335
Annuitized units outstanding	—	—	—	—
Total units outstanding	299,993	272,223	180,465	414,335

Statements of Operations
Year ended December 31, 2023

	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series II Shares	Invesco V.I. Health Care Fund - Series I Shares	Invesco V.I. Health Care Fund - Series II Shares
Net investment income (loss)
Investment income:
Dividends	$8,547	$—	$—	$—

Expenses:
Mortality and expense risks	57,254	20,397	65,102	42,212
Administrative charges	6,872	4,591	3,349	9,352
Separate account rider charges	45	—	270	—
Net investment income (loss)	(55,624)	(24,988)	(68,721)	(51,564)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(62,691)	(141,304)	(57,117)	(132,443)
Capital gains distributions	3,200	2,456	—	—
Total realized gains (losses) on investments	(59,491)	(138,848)	(57,117)	(132,443)

Change in net unrealized appreciation (depreciation)
of investments	819,529	642,429	205,588	290,441

Net gains (losses) on investments	704,414	478,593	79,750	106,434

Net increase (decrease) in net assets resulting from operations	$704,414	$478,593	$79,750	$106,434
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares	Invesco V.I. Technology Fund - Series I Shares	Janus Henderson Global Sustainable Equity Portfolio - Service Shares
Assets
Investments in shares of mutual funds, at fair value	$450,943	$4,439,883	$2,901,909	$176,609
Total assets	450,943	4,439,883	2,901,909	176,609
Total liabilities	—	—	—	—
Net assets	$450,943	$4,439,883	$2,901,909	$176,609

Net assets
Applicable to accumulation units	$450,943	$4,439,883	$2,901,909	$176,609
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$450,943	$4,439,883	$2,901,909	$176,609

Investments in shares of mutual funds, at cost	$407,019	$4,516,093	$3,120,975	$158,943

Shares of mutual funds owned	17,146	258,133	156,860	16,917

Accumulation units outstanding	19,405	118,599	124,344	15,567
Annuitized units outstanding	—	—	—	—
Total units outstanding	19,405	118,599	124,344	15,567

Statements of Operations
Year ended December 31, 2023

	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares	Invesco V.I. Technology Fund - Series I Shares	Janus Henderson Global Sustainable Equity Portfolio - Service Shares
Net investment income (loss)
Investment income:
Dividends	$3,753	$—	$—	$679

Expenses:
Mortality and expense risks	4,746	57,053	32,087	754
Administrative charges	190	5,595	1,284	81
Separate account rider charges	—	495	—	—
Net investment income (loss)	(1,183)	(63,143)	(33,371)	(156)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(449)	(208,441)	(308,327)	466
Capital gains distributions	—	78,465	—	—
Total realized gains (losses) on investments	(449)	(129,976)	(308,327)	466

Change in net unrealized appreciation (depreciation)
of investments	65,112	819,860	1,268,902	17,149

Net gains (losses) on investments	63,480	626,741	927,204	17,459

Net increase (decrease) in net assets resulting from operations	$63,480	$626,741	$927,204	$17,459
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Janus Henderson Series Balanced Portfolio - Service Shares	Janus Henderson Series Enterprise Portfolio - Service Shares	Janus Henderson Series Flexible Bond Portfolio - Service Shares	Janus Henderson Series Global Technology and Innovation Portfolio - Service Shares
Assets
Investments in shares of mutual funds, at fair value	$7,327,074	$8,251,499	$9,565,319	$7,225,641
Total assets	7,327,074	8,251,499	9,565,319	7,225,641
Total liabilities	—	—	—	—
Net assets	$7,327,074	$8,251,499	$9,565,319	$7,225,641

Net assets
Applicable to accumulation units	$7,327,074	$8,251,499	$9,565,319	$7,225,641
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$7,327,074	$8,251,499	$9,565,319	$7,225,641

Investments in shares of mutual funds, at cost	$7,158,948	$7,911,556	$10,750,544	$6,972,972

Shares of mutual funds owned	152,489	120,689	857,108	449,915

Accumulation units outstanding	708,238	230,271	924,657	371,187
Annuitized units outstanding	—	—	—	—
Total units outstanding	708,238	230,271	924,657	371,187

Statements of Operations
Year ended December 31, 2023

	Janus Henderson Series Balanced Portfolio - Service Shares	Janus Henderson Series Enterprise Portfolio - Service Shares	Janus Henderson Series Flexible Bond Portfolio - Service Shares	Janus Henderson Series Global Technology and Innovation Portfolio - Service Shares
Net investment income (loss)
Investment income:
Dividends	$122,305	$7,295	$336,477	$—

Expenses:
Mortality and expense risks	43,009	102,129	66,820	36,409
Administrative charges	9,885	4,086	12,868	8,885
Separate account rider charges	—	—	273	—
Net investment income (loss)	69,411	(98,920)	256,516	(45,294)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(71,843)	185,700	(301,394)	(313,514)
Capital gains distributions	—	619,388	—	—
Total realized gains (losses) on investments	(71,843)	805,088	(301,394)	(313,514)

Change in net unrealized appreciation (depreciation)
of investments	850,780	529,233	429,870	2,788,311

Net gains (losses) on investments	848,348	1,235,401	384,992	2,429,503

Net increase (decrease) in net assets resulting from operations	$848,348	$1,235,401	$384,992	$2,429,503
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	LargeCap Growth Account I - Class 1	LargeCap S&P 500 Index Account - Class 1	LargeCap S&P 500 Index Account - Class 2	MFS® International Intrinsic Value Portfolio - Service Class
Assets
Investments in shares of mutual funds, at fair value	$154,123,500	$89,024,448	$52,321,988	$7,662,857
Total assets	154,123,500	89,024,448	52,321,988	7,662,857
Total liabilities	—	—	—	—
Net assets	$154,123,500	$89,024,448	$52,321,988	$7,662,857

Net assets
Applicable to accumulation units	$154,123,500	$89,024,448	$52,321,988	$7,662,857
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$154,123,500	$89,024,448	$52,321,988	$7,662,857

Investments in shares of mutual funds, at cost	$140,457,762	$77,067,184	$50,961,834	$8,059,911

Shares of mutual funds owned	3,813,050	4,096,845	2,455,279	265,795

Accumulation units outstanding	2,452,209	2,894,988	2,784,671	552,361
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,452,209	2,894,988	2,784,671	552,361

Statements of Operations
Year ended December 31, 2023

	LargeCap Growth Account I - Class 1	LargeCap S&P 500 Index Account - Class 1	LargeCap S&P 500 Index Account - Class 2	MFS® International Intrinsic Value Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$1,201,908	$595,541	$35,093

Expenses:
Mortality and expense risks	1,663,201	1,015,594	304,066	63,912
Administrative charges	96,142	75,302	70,652	10,636
Separate account rider charges	2,272	5,944	—	109
Net investment income (loss)	(1,761,615)	105,068	220,823	(39,564)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,703,360	5,458,558	455,512	84,983
Capital gains distributions	6,912,940	3,530,098	2,062,421	561,820
Total realized gains (losses) on investments	10,616,300	8,988,656	2,517,933	646,803

Change in net unrealized appreciation (depreciation)
on investments	36,985,233	9,656,608	7,636,573	501,901

Net gains (losses) on investments	45,839,918	18,750,332	10,375,329	1,109,140

Net increase (decrease) in net assets resulting from operations	$45,839,918	$18,750,332	$10,375,329	$1,109,140
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	MFS® New Discovery Series - Service Class	MFS® Utilities Series - Service Class	MFS® Value Series - Service Class	MidCap Account - Class 1
Assets
Investments in shares of mutual funds, at fair value	$5,626,291	$13,524,827	$2,840,951	$274,722,654
Total assets	5,626,291	13,524,827	2,840,951	274,722,654
Total liabilities	—	—	—	—
Net assets	$5,626,291	$13,524,827	$2,840,951	$274,722,654

Net assets
Applicable to accumulation units	$5,626,291	$13,524,827	$2,840,951	$274,722,654
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$5,626,291	$13,524,827	$2,840,951	$274,722,654

Investments in shares of mutual funds, at cost	$8,250,981	$14,281,667	$2,805,382	$244,219,565

Shares of mutual funds owned	557,059	428,815	137,178	4,358,601

Accumulation units outstanding	348,514	711,134	73,833	1,755,003
Annuitized units outstanding	—	—	—	—
Total units outstanding	348,514	711,134	73,833	1,755,003

Statements of Operations
Year ended December 31, 2023

	MFS® New Discovery Series - Service Class	MFS® Utilities Series - Service Class	MFS® Value Series - Service Class	MidCap Account - Class 1
Net investment income (loss)
Investment income:
Dividends	$—	$487,159	$42,290	$—

Expenses:
Mortality and expense risks	42,566	144,886	40,603	3,155,618
Administrative charges	7,916	22,454	4,873	195,071
Separate account rider charges	517	956	333	122
Net investment income (loss)	(50,999)	318,863	(3,519)	(3,350,811)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(735,727)	480,762	90,526	1,203,576
Capital gains distributions	—	817,140	211,980	6,360,096
Total realized gains (losses) on investments	(735,727)	1,297,902	302,506	7,563,672

Change in net unrealized appreciation (depreciation)
of investments	1,462,500	(2,202,972)	(146,656)	53,233,826

Net gains (losses) on investments	675,774	(586,207)	152,331	57,446,687

Net increase (decrease) in net assets resulting from operations	$675,774	$(586,207)	$152,331	$57,446,687
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	MidCap Account - Class 2	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares	Neuberger Berman AMT Sustainable Equity Portfolio - S Class Shares
Assets
Investments in shares of mutual funds, at fair value	$19,291,192	$2,948,600	$4,463,148	$449,801
Total assets	19,291,192	2,948,600	4,463,148	449,801
Total liabilities	—	—	—	—
Net assets	$19,291,192	$2,948,600	$4,463,148	$449,801

Net assets
Applicable to accumulation units	$19,291,192	$2,948,600	$4,463,148	$449,801
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$19,291,192	$2,948,600	$4,463,148	$449,801

Investments in shares of mutual funds, at cost	$19,258,583	$3,395,715	$3,508,761	$404,210

Shares of mutual funds owned	311,198	128,647	133,827	13,431

Accumulation units outstanding	1,396,318	173,990	102,116	27,726
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,396,318	173,990	102,116	27,726

Statements of Operations
Year ended December 31, 2023

	MidCap Account - Class 2	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares	Neuberger Berman AMT Sustainable Equity Portfolio - S Class Shares
Net investment income (loss)
Investment income:
Dividends	$—	$—	$15,181	$301

Expenses:
Mortality and expense risks	102,648	27,869	57,982	1,938
Administrative charges	24,858	4,350	6,959	480
Separate account rider charges	—	82	359	—
Net investment income (loss)	(127,506)	(32,301)	(50,119)	(2,117)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(136,423)	(150,437)	173,445	1,392
Capital gains distributions	435,969	—	71,635	6,323
Total realized gains (losses) on investments	299,546	(150,437)	245,080	7,715

Change in net unrealized appreciation (depreciation)
on investments	3,575,307	632,050	834,670	65,350

Net gains (losses) on investments	3,747,347	449,312	1,029,631	70,948

Net increase (decrease) in net assets resulting from operations	$3,747,347	$449,312	$1,029,631	$70,948
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	PIMCO VIT All Asset Portfolio - Administrative Class	PIMCO VIT All Asset Portfolio - Advisor Class	PIMCO VIT Commodity RealReturn® Strategy Portfolio - M Class	PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class
Assets
Investments in shares of mutual funds, at fair value	$1,308,040	$338,349	$299,410	$857,554
Total assets	1,308,040	338,349	299,410	857,554
Total liabilities	—	—	—	—
Net assets	$1,308,040	$338,349	$299,410	$857,554

Net assets
Applicable to accumulation units	$1,308,040	$338,349	$299,410	$857,554
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,308,040	$338,349	$299,410	$857,554

Investments in shares of mutual funds, at cost	$1,506,072	$395,527	$381,406	$878,839

Shares of mutual funds owned	144,694	36,777	56,599	81,285

Accumulation units outstanding	69,870	27,832	24,974	94,696
Annuitized units outstanding	—	—	—	—
Total units outstanding	69,870	27,832	24,974	94,696

Statements of Operations
Year ended December 31, 2023

	PIMCO VIT All Asset Portfolio - Administrative Class	PIMCO VIT All Asset Portfolio - Advisor Class	PIMCO VIT Commodity RealReturn® Strategy Portfolio - M Class	PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class
Net investment income (loss)
Investment income:
Dividends	$42,805	$9,175	$122,526	$42,643

Expenses:
Mortality and expense risks	18,622	2,208	4,068	4,474
Administrative charges	2,235	485	884	1,116
Separate account rider charges	10	—	—	—
Net investment income (loss)	21,938	6,482	117,574	37,053

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(86,009)	(10,099)	(297,717)	(34,488)
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	(86,009)	(10,099)	(297,717)	(34,488)

Change in net unrealized appreciation (depreciation)
of investments	153,836	26,307	114,999	77,081

Net gains (losses) on investments	89,765	22,690	(65,144)	79,646

Net increase (decrease) in net assets resulting from operations	$89,765	$22,690	$(65,144)	$79,646
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	PIMCO VIT High Yield Portfolio - Administrative Class	PIMCO VIT Low Duration Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1
Assets
Investments in shares of mutual funds, at fair value	$20,595,088	$6,449,472	$25,667,961	$76,048,786
Total assets	20,595,088	6,449,472	25,667,961	76,048,786
Total liabilities	—	—	—	—
Net assets	$20,595,088	$6,449,472	$25,667,961	$76,048,786

Net assets
Applicable to accumulation units	$20,595,088	$6,449,472	$25,667,961	$76,048,786
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$20,595,088	$6,449,472	$25,667,961	$76,048,786

Investments in shares of mutual funds, at cost	$21,668,957	$6,627,023	$29,436,716	$61,670,374

Shares of mutual funds owned	2,868,397	671,820	2,796,074	2,154,356

Accumulation units outstanding	1,473,394	641,570	2,326,212	2,453,372
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,473,394	641,570	2,326,212	2,453,372

Statements of Operations
Year ended December 31, 2023

	PIMCO VIT High Yield Portfolio - Administrative Class	PIMCO VIT Low Duration Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1
Net investment income (loss)
Investment income:
Dividends	$1,115,949	$207,354	$904,213	$596,714

Expenses:
Mortality and expense risks	185,815	38,549	222,654	920,687
Administrative charges	29,488	8,724	37,999	82,355
Separate account rider charges	715	—	573	2,255
Net investment income (loss)	899,931	160,081	642,987	(408,583)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(484,959)	(82,333)	(868,226)	4,233,042
Capital gains distributions	—	—	—	4,674,823
Total realized gains (losses) on investments	(484,959)	(82,333)	(868,226)	8,907,865

Change in net unrealized appreciation (depreciation)
of investments	1,671,758	163,780	1,429,717	7,096,588

Net gains (losses) on investments	2,086,730	241,528	1,204,478	15,595,870

Net increase (decrease) in net assets resulting from operations	$2,086,730	$241,528	$1,204,478	$15,595,870
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Principal Capital Appreciation Account - Class 2	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1
Assets
Investments in shares of mutual funds, at fair value	$14,092,187	$50,570,297	$41,260,993	$11,722,219
Total assets	14,092,187	50,570,297	41,260,993	11,722,219
Total liabilities	—	—	—	—
Net assets	$14,092,187	$50,570,297	$41,260,993	$11,722,219

Net assets
Applicable to accumulation units	$14,092,187	$50,570,297	$41,260,993	$11,722,219
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$14,092,187	$50,570,297	$41,260,993	$11,722,219

Investments in shares of mutual funds, at cost	$13,503,997	$53,423,814	$39,692,347	$10,785,272

Shares of mutual funds owned	407,878	4,045,623	3,186,177	706,158

Accumulation units outstanding	718,724	2,190,012	1,669,981	431,915
Annuitized units outstanding	—	—	—	—
Total units outstanding	718,724	2,190,012	1,669,981	431,915

Statements of Operations
Year ended December 31, 2023

	Principal Capital Appreciation Account - Class 2	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1
Net investment income (loss)
Investment income:
Dividends	$87,425	$1,321,926	$708,301	$148,847

Expenses:
Mortality and expense risks	81,895	635,022	497,110	136,296
Administrative charges	19,254	70,602	57,393	15,835
Separate account rider charges	—	682	766	219
Net investment income (loss)	(13,724)	615,620	153,032	(3,503)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	185,131	(1,077,642)	(5,098)	97,854
Capital gains distributions	866,382	767,138	841,489	281,030
Total realized gains (losses) on investments	1,051,513	(310,504)	836,391	378,884

Change in net unrealized appreciation (depreciation)
of investments	1,730,777	4,980,241	4,222,761	1,367,460

Net gains (losses) on investments	2,768,566	5,285,357	5,212,184	1,742,841

Net increase (decrease) in net assets resulting from operations	$2,768,566	$5,285,357	$5,212,184	$1,742,841
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Principal LifeTime 2050 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1	U.S. LargeCap Buffer April Account - Class 2	U.S. LargeCap Buffer January Account - Class 2
Assets
Investments in shares of mutual funds, at fair value	$7,495,931	$15,711,445	$21,590,291	$58,340,205
Total assets	7,495,931	15,711,445	21,590,291	58,340,205
Total liabilities	—	—	—	—
Net assets	$7,495,931	$15,711,445	$21,590,291	$58,340,205

Net assets
Applicable to accumulation units	$7,495,931	$15,711,445	$21,590,291	$58,340,205
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$7,495,931	$15,711,445	$21,590,291	$58,340,205

Investments in shares of mutual funds, at cost	$6,891,956	$15,606,842	$21,918,507	$58,626,273

Shares of mutual funds owned	465,297	1,424,428	2,178,637	5,793,466

Accumulation units outstanding	270,521	930,218	1,926,640	4,931,802
Annuitized units outstanding	—	—	—	—
Total units outstanding	270,521	930,218	1,926,640	4,931,802

Statements of Operations
Year ended December 31, 2023

	Principal LifeTime 2050 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1	U.S. LargeCap Buffer April Account - Class 2	U.S. LargeCap Buffer January Account - Class 2
Net investment income (loss)
Investment income:
Dividends	$85,105	$190,263	$117,501	$66,698

Expenses:
Mortality and expense risks	90,991	158,491	202,065	133,415
Administrative charges	10,921	17,022	37,418	25,102
Separate account rider charges	193	171	—	109
Net investment income (loss)	(17,000)	14,579	(121,982)	(91,928)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	220,855	(273,588)	2,664,670	1,809,930
Capital gains distributions	223,705	67,609	2,547,150	1,626,530
Total realized gains (losses) on investments	444,560	(205,979)	5,211,820	3,436,460

Change in net unrealized appreciation (depreciation)
on investments	880,486	1,158,643	(328,216)	(286,068)

Net gains (losses) on investments	1,308,046	967,243	4,761,622	3,058,464

Net increase (decrease) in net assets resulting from operations	$1,308,046	$967,243	$4,761,622	$3,058,464
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	U.S. LargeCap Buffer July Account - Class 2	U.S. LargeCap Buffer October Account - Class 2	Real Estate Securities Account - Class 1	Real Estate Securities Account - Class 2
Assets
Investments in shares of mutual funds, at fair value	$54,228,982	$18,807,766	$43,054,006	$10,446,331
Total assets	54,228,982	18,807,766	43,054,006	10,446,331
Total liabilities	—	—	—	—
Net assets	$54,228,982	$18,807,766	$43,054,006	$10,446,331

Net assets
Applicable to accumulation units	$54,228,982	$18,807,766	$43,054,006	$10,446,331
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$54,228,982	$18,807,766	$43,054,006	$10,446,331

Investments in shares of mutual funds, at cost	$52,821,434	$17,723,303	$47,104,574	$11,438,211

Shares of mutual funds owned	4,646,871	1,607,501	2,376,049	575,555

Accumulation units outstanding	4,562,444	1,514,368	577,926	721,642
Annuitized units outstanding	—	—	—	—
Total units outstanding	4,562,444	1,514,368	577,926	721,642

Statements of Operations
Year ended December 31, 2023

	U.S. LargeCap Buffer July Account - Class 2	U.S. LargeCap Buffer October Account - Class 2	Real Estate Securities Account - Class 1	Real Estate Securities Account - Class 2
Net investment income (loss)
Investment income:
Dividends	$312,291	$79,699	$834,500	$169,016

Expenses:
Mortality and expense risks	406,932	141,088	532,197	64,471
Administrative charges	75,170	24,773	41,168	14,289
Separate account rider charges	650	—	2,674	—
Net investment income (loss)	(170,461)	(86,162)	258,461	90,256

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,483,298	1,458,523	(1,922,789)	(194,852)
Capital gains distributions	2,359,383	1,261,354	1,541,123	358,446
Total realized gains (losses) on investments	5,842,681	2,719,877	(381,666)	163,594

Change in net unrealized appreciation (depreciation)
of investments	1,393,487	527,165	4,916,737	871,382

Net gains (losses) on investments	7,065,707	3,160,880	4,793,532	1,125,232

Net increase (decrease) in net assets resulting from operations	$7,065,707	$3,160,880	$4,793,532	$1,125,232
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	Rydex VI Basic Materials Fund	Rydex VI Commodities Strategy Fund	Rydex VI NASDAQ 100 Fund	SAM Balanced Portfolio - Class 1
Assets
Investments in shares of mutual funds, at fair value	$765,387	$1,380,657	$11,641,066	$301,847,032
Total assets	765,387	1,380,657	11,641,066	301,847,032
Total liabilities	—	—	—	—
Net assets	$765,387	$1,380,657	$11,641,066	$301,847,032

Net assets
Applicable to accumulation units	$765,387	$1,380,657	$11,641,066	$301,847,032
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$765,387	$1,380,657	$11,641,066	$301,847,032

Investments in shares of mutual funds, at cost	$711,289	$1,666,912	$9,822,096	$318,458,739

Shares of mutual funds owned	7,537	16,152	164,167	21,920,626

Accumulation units outstanding	51,309	144,726	484,055	14,447,881
Annuitized units outstanding	—	—	—	—
Total units outstanding	51,309	144,726	484,055	14,447,881

Statements of Operations
Year ended December 31, 2023

	Rydex VI Basic Materials Fund	Rydex VI Commodities Strategy Fund	Rydex VI NASDAQ 100 Fund	SAM Balanced Portfolio - Class 1
Net investment income (loss)
Investment income:
Dividends	$—	$196,470	$—	$7,054,895

Expenses:
Mortality and expense risks	5,284	17,927	72,209	3,742,281
Administrative charges	1,082	2,648	15,954	412,957
Separate account rider charges	—	420	—	16,280
Net investment income (loss)	(6,366)	175,475	(88,163)	2,883,377

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	8,877	(338,838)	350,411	(9,564,504)
Capital gains distributions	—	—	—	12,574,060
Total realized gains (losses) on investments	8,877	(338,838)	350,411	3,009,556

Change in net unrealized appreciation (depreciation)
on investments	50,047	(14,987)	4,060,770	34,492,852

Net gains (losses) on investments	52,558	(178,350)	4,323,018	40,385,785

Net increase (decrease) in net assets resulting from operations	$52,558	$(178,350)	$4,323,018	$40,385,785
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	SAM Balanced Portfolio - Class 2	SAM Conservative Balanced Portfolio - Class 1	SAM Conservative Balanced Portfolio - Class 2	SAM Conservative Growth Portfolio - Class 1
Assets
Investments in shares of mutual funds, at fair value	$39,200,614	$64,189,094	$16,254,924	$59,776,310
Total assets	39,200,614	64,189,094	16,254,924	59,776,310
Total liabilities	—	—	—	—
Net assets	$39,200,614	$64,189,094	$16,254,924	$59,776,310

Net assets
Applicable to accumulation units	$39,200,614	$64,189,094	$16,254,924	$59,776,310
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$39,200,614	$64,189,094	$16,254,924	$59,776,310

Investments in shares of mutual funds, at cost	$43,097,373	$67,230,235	$17,710,220	$57,064,636

Shares of mutual funds owned	2,899,454	5,808,968	1,496,770	3,046,703

Accumulation units outstanding	2,890,341	3,458,230	1,309,885	2,570,606
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,890,341	3,458,230	1,309,885	2,570,606

Statements of Operations
Year ended December 31, 2023

	SAM Balanced Portfolio - Class 2	SAM Conservative Balanced Portfolio - Class 1	SAM Conservative Balanced Portfolio - Class 2	SAM Conservative Growth Portfolio - Class 1
Net investment income (loss)
Investment income:
Dividends	$823,201	$1,835,442	$413,261	$1,056,338

Expenses:
Mortality and expense risks	259,872	821,012	103,974	761,525
Administrative charges	56,511	90,264	22,637	81,294
Separate account rider charges	—	4,200	—	4,702
Net investment income (loss)	506,818	919,966	286,650	208,817

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(853,131)	(2,215,629)	(196,459)	1,108,848
Capital gains distributions	1,637,996	451,681	111,552	3,082,545
Total realized gains (losses) on investments	784,865	(1,763,948)	(84,907)	4,191,393

Change in net unrealized appreciation (depreciation)
of investments	3,880,189	7,328,102	1,387,920	5,549,861

Net gains (losses) on investments	5,171,872	6,484,120	1,589,663	9,950,071

Net increase (decrease) in net assets resulting from operations	$5,171,872	$6,484,120	$1,589,663	$9,950,071
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	SAM Conservative Growth Portfolio - Class 2	SAM Flexible Income Portfolio - Class 1	SAM Flexible Income Portfolio - Class 2	SAM Strategic Growth Portfolio - Class 1
Assets
Investments in shares of mutual funds, at fair value	$27,719,680	$65,286,070	$27,540,304	$41,289,409
Total assets	27,719,680	65,286,070	27,540,304	41,289,409
Total liabilities	—	—	—	—
Net assets	$27,719,680	$65,286,070	$27,540,304	$41,289,409

Net assets
Applicable to accumulation units	$27,719,680	$65,286,070	$27,540,304	$41,289,409
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$27,719,680	$65,286,070	$27,540,304	$41,289,409

Investments in shares of mutual funds, at cost	$28,296,169	$73,200,444	$30,888,114	$37,022,788

Shares of mutual funds owned	1,442,982	6,073,122	2,598,142	1,804,607

Accumulation units outstanding	1,874,313	3,816,476	2,370,267	1,671,400
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,874,313	3,816,476	2,370,267	1,671,400

Statements of Operations
Year ended December 31, 2023

	SAM Conservative Growth Portfolio - Class 2	SAM Flexible Income Portfolio - Class 1	SAM Flexible Income Portfolio - Class 2	SAM Strategic Growth Portfolio - Class 1
Net investment income (loss)
Investment income:
Dividends	$428,442	$2,230,040	$839,889	$555,626

Expenses:
Mortality and expense risks	185,329	863,116	177,168	501,295
Administrative charges	39,585	86,960	39,136	51,737
Separate account rider charges	—	3,508	—	7,318
Net investment income (loss)	203,528	1,276,456	623,585	(4,724)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(280,116)	(3,157,229)	(847,181)	913,664
Capital gains distributions	1,444,861	—	—	1,434,489
Total realized gains (losses) on investments	1,164,745	(3,157,229)	(847,181)	2,348,153

Change in net unrealized appreciation (depreciation)
of investments	2,919,538	6,986,384	2,317,377	5,106,399

Net gains (losses) on investments	4,287,811	5,105,611	2,093,781	7,449,828

Net increase (decrease) in net assets resulting from operations	$4,287,811	$5,105,611	$2,093,781	$7,449,828
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	SAM Strategic Growth Portfolio - Class 2	Short-Term Income Account - Class 1	SmallCap Account - Class 1	SmallCap Account - Class 2
Assets
Investments in shares of mutual funds, at fair value	$20,474,936	$42,402,308	$70,499,779	$4,894,969
Total assets	20,474,936	42,402,308	70,499,779	4,894,969
Total liabilities	—	—	—	—
Net assets	$20,474,936	$42,402,308	$70,499,779	$4,894,969

Net assets
Applicable to accumulation units	$20,474,936	$42,402,308	$70,499,779	$4,894,969
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$20,474,936	$42,402,308	$70,499,779	$4,894,969

Investments in shares of mutual funds, at cost	$20,755,412	$43,373,091	$69,289,431	$5,336,774

Shares of mutual funds owned	912,837	16,960,923	4,693,727	328,742

Accumulation units outstanding	1,329,564	3,571,335	2,028,098	341,806
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,329,564	3,571,335	2,028,098	341,806

Statements of Operations
Year ended December 31, 2023

	SAM Strategic Growth Portfolio - Class 2	Short-Term Income Account - Class 1	SmallCap Account - Class 1	SmallCap Account - Class 2
Net investment income (loss)
Investment income:
Dividends	$225,128	$805,278	$201,725	$2,224

Expenses:
Mortality and expense risks	120,536	563,890	850,051	31,056
Administrative charges	27,226	60,007	59,386	6,977
Separate account rider charges	—	1,818	4,230	—
Net investment income (loss)	77,366	179,563	(711,942)	(35,809)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	17,982	(379,175)	(401,359)	(33,076)
Capital gains distributions	696,979	—	—	—
Total realized gains (losses) on investments	714,961	(379,175)	(401,359)	(33,076)

Change in net unrealized appreciation (depreciation)
of investments	2,660,581	2,042,284	10,326,896	692,001

Net gains (losses) on investments	3,452,908	1,842,672	9,213,595	623,116

Net increase (decrease) in net assets resulting from operations	$3,452,908	$1,842,672	$9,213,595	$623,116
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	The Merger Fund VL	TOPS® Aggressive Growth ETF Portfolio - Investor Class Shares
Assets
Investments in shares of mutual funds, at fair value	$35,440,830	$16,435,029	$326,975	$1,137,876
Total assets	35,440,830	16,435,029	326,975	1,137,876
Total liabilities	—	—	—	—
Net assets	$35,440,830	$16,435,029	$326,975	$1,137,876

Net assets
Applicable to accumulation units	$35,440,830	$16,435,029	$326,975	$1,137,876
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$35,440,830	$16,435,029	$326,975	$1,137,876

Investments in shares of mutual funds, at cost	$33,764,054	$14,675,008	$343,623	$941,706

Shares of mutual funds owned	813,983	316,973	29,299	56,164

Accumulation units outstanding	1,549,237	193,789	26,815	83,864
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,549,237	193,789	26,815	83,864

Statements of Operations
Year ended December 31, 2023

	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	The Merger Fund VL	TOPS® Aggressive Growth ETF Portfolio - Investor Class Shares
Net investment income (loss)
Investment income:
Dividends	$—	$—	$5,595	$8,755

Expenses:
Mortality and expense risks	295,498	219,351	2,137	6,670
Administrative charges	47,725	26,325	504	1,591
Separate account rider charges	2,139	210	—	—
Net investment income (loss)	(345,362)	(245,886)	2,954	494

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,684,797	1,108,168	3,159	11,927
Capital gains distributions	—	608,759	21,874	5,048
Total realized gains (losses) on investments	1,684,797	1,716,927	25,033	16,975

Change in net unrealized appreciation (depreciation)
of investments	10,720,792	(1,339,766)	(16,776)	144,404

Net gains (losses) on investments	12,060,227	131,275	11,211	161,873

Net increase (decrease) in net assets resulting from operations	$12,060,227	$131,275	$11,211	$161,873
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	TOPS® Balanced ETF Portfolio - Investor Class Shares	TOPS® Conservative ETF Portfolio - Investor Class Shares	TOPS® Growth ETF Portfolio - Investor Class Shares	TOPS® Moderate Growth ETF Portfolio - Investor Class Shares
Assets
Investments in shares of mutual funds, at fair value	$3,078,661	$1,488,927	$1,656,115	$965,169
Total assets	3,078,661	1,488,927	1,656,115	965,169
Total liabilities	—	—	—	—
Net assets	$3,078,661	$1,488,927	$1,656,115	$965,169

Net assets
Applicable to accumulation units	$3,078,661	$1,488,927	$1,656,115	$965,169
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,078,661	$1,488,927	$1,656,115	$965,169

Investments in shares of mutual funds, at cost	$3,037,377	$1,536,372	$1,571,996	$921,128

Shares of mutual funds owned	215,442	117,054	83,138	62,877

Accumulation units outstanding	254,877	129,500	125,225	76,100
Annuitized units outstanding	—	—	—	—
Total units outstanding	254,877	129,500	125,225	76,100

Statements of Operations
Year ended December 31, 2023

	TOPS® Balanced ETF Portfolio - Investor Class Shares	TOPS® Conservative ETF Portfolio - Investor Class Shares	TOPS® Growth ETF Portfolio - Investor Class Shares	TOPS® Moderate Growth ETF Portfolio - Investor Class Shares
Net investment income (loss)
Investment income:
Dividends	$47,212	$26,531	$14,996	$9,589

Expenses:
Mortality and expense risks	17,535	10,145	8,084	4,298
Administrative charges	4,168	2,029	2,012	1,048
Separate account rider charges	80	1,051	—	—
Net investment income (loss)	25,429	13,306	4,900	4,243

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	27,895	(2,680)	25,796	8,872
Capital gains distributions	38,620	36,472	14,335	8,137
Total realized gains (losses) on investments	66,515	33,792	40,131	17,009

Change in net unrealized appreciation (depreciation)
of investments	191,632	59,605	150,025	66,604

Net gains (losses) on investments	283,576	106,703	195,056	87,856

Net increase (decrease) in net assets resulting from operations	$283,576	$106,703	$195,056	$87,856
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Assets and Liabilities
December 31, 2023

	VanEck VIP Trust Global Gold Fund - Class S Shares	VanEck VIP Trust Global Resources Fund - Class S Shares
Assets
Investments in shares of mutual funds, at fair value	$482,821	$3,964,944
Total assets	482,821	3,964,944
Total liabilities	—	—
Net assets	$482,821	$3,964,944

Net assets
Applicable to accumulation units	$482,821	$3,964,944
Applicable to contracts in annuitization period	—	—
Total net assets	$482,821	$3,964,944

Investments in shares of mutual funds, at cost	$432,244	$3,785,935

Shares of mutual funds owned	57,616	155,977

Accumulation units outstanding	49,586	346,512
Annuitized units outstanding	—	—
Total units outstanding	49,586	346,512

Statements of Operations
Year ended December 31, 2023

	VanEck VIP Trust Global Gold Fund - Class S Shares	VanEck VIP Trust Global Resources Fund - Class S Shares
Net investment income (loss)
Investment income:
Dividends	$—	$111,635

Expenses:
Mortality and expense risks	3,676	50,347
Administrative charges	620	6,084
Separate account rider charges	—	428
Net investment income (loss)	(4,296)	54,776

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,805	222,461
Capital gains distributions	—	—
Total realized gains (losses) on investments	5,805	222,461

Change in net unrealized appreciation (depreciation)
of investments	33,795	(577,441)

Net gains (losses) on investments	35,304	(300,204)

Net increase (decrease) in net assets resulting from operations	$35,304	$(300,204)
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	AllianceBernstein VPS Discovery Value Portfolio - Class A	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	Alps Global Opportunity Portfolio – Class III	American Century VP Capital Appreciation Fund - Class I
Net assets as of January 1, 2022	$5,481,284	$4,755,110	$1,341,471	$1,679,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,125)	(44,248)	103,650	(17,937)
Total realized gains (losses) on investments	573,182	1,339,132	58,794	164,459
Change in net unrealized appreciation (depreciation)
of investments	(1,409,939)	(3,147,549)	(583,187)	(636,401)
Net gains (losses) on investments	(852,882)	(1,852,665)	(420,743)	(489,879)
Net increase (decrease) in net assets resulting from operations	(852,882)	(1,852,665)	(420,743)	(489,879)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	689,408	231,201	231,746	87,776
Administration charges	—	(30)	(2,418)	(563)
Contingent sales charges	(1,024)	(569)	(49)	(151)
Contract terminations	(424,075)	(230,026)	(6,888)	(61,112)
Death benefit payments	(39,968)	(1,665)	—	(2,169)
Flexible withdrawal option payments	(54,350)	(22,831)	(8,596)	(17,189)
Transfers to other contracts	(1,173,207)	(174,421)	(308,571)	(17,196)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,003,216)	(198,341)	(94,776)	(10,604)
Total increase (decrease)	(1,856,098)	(2,051,006)	(515,519)	(500,483)
Net assets as of December 31, 2022	3,625,186	2,704,104	825,952	1,179,389

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,979)	(37,156)	(6,750)	(15,541)
Total realized gains (losses) on investments	175,015	(564,983)	(83,929)	(31,196)
Change in net unrealized appreciation (depreciation)
of investments	290,183	1,013,365	294,255	251,139
Net gains (losses) on investments	452,219	411,226	203,576	204,402
Net increase (decrease) in net assets resulting from operations	452,219	411,226	203,576	204,402
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	169,644	101,140	21,721	39,424
Administration charges	—	—	(2,271)	(696)
Contingent sales charges	(1,861)	(981)	(1,663)	(464)
Contract terminations	(900,231)	(473,115)	(158,078)	(223,934)
Death benefit payments	—	(29,361)	(13,777)	(20,434)
Flexible withdrawal option payments	(44,089)	(18,641)	(7,932)	(12,372)
Transfers to other contracts	(180,557)	(32,378)	(31,007)	(39,722)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(957,094)	(453,336)	(193,007)	(258,198)
Total increase (decrease)	(504,875)	(42,110)	10,569	(53,796)
Net assets as of December 31, 2023	$3,120,311	$2,661,994	$836,521	$1,125,593
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	American Century VP Disciplined Core Value Fund - Class I	American Century VP Inflation Protection Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Ultra Fund - Class I
Net assets as of January 1, 2022	$11,249,533	$34,357,712	$8,348,475	$4,765,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	53,753	1,089,325	52,356	(45,580)
Total realized gains (losses) on investments	2,173,634	305,388	1,193,058	505,918
Change in net unrealized appreciation (depreciation)
of investments	(3,744,166)	(6,056,507)	(1,502,799)	(1,988,145)
Net gains (losses) on investments	(1,516,779)	(4,661,794)	(257,385)	(1,527,807)
Net increase (decrease) in net assets resulting from operations	(1,516,779)	(4,661,794)	(257,385)	(1,527,807)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	174,516	4,573,800	1,043,884	189,929
Administration charges	(315)	(91,779)	(228)	(376)
Contingent sales charges	(159)	(5,746)	(1,305)	(129)
Contract terminations	(423,145)	(1,797,792)	(535,101)	(274,635)
Death benefit payments	(133,713)	(384,259)	(2,825)	(11,779)
Flexible withdrawal option payments	(124,521)	(1,103,272)	(74,068)	(27,973)
Transfers to other contracts	(708,120)	(4,578,660)	(1,325,960)	(272,910)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,215,457)	(3,387,708)	(895,603)	(397,873)
Total increase (decrease)	(2,732,236)	(8,049,502)	(1,152,988)	(1,925,680)
Net assets as of December 31, 2022	8,517,297	26,308,210	7,195,487	2,840,038

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,057	510,301	48,202	(41,934)
Total realized gains (losses) on investments	(263,901)	(494,038)	543,888	345,162
Change in net unrealized appreciation (depreciation)
of investments	821,222	496,552	(348,238)	818,445
Net gains (losses) on investments	587,378	512,815	243,852	1,121,673
Net increase (decrease) in net assets resulting from operations	587,378	512,815	243,852	1,121,673
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	326,808	3,069,325	413,939	309,352
Administration charges	(337)	(113,660)	(193)	(449)
Contingent sales charges	(564)	(5,522)	(2,764)	(361)
Contract terminations	(485,624)	(1,805,729)	(1,358,673)	(432,147)
Death benefit payments	(68,763)	(352,710)	(29,890)	(47,201)
Flexible withdrawal option payments	(121,340)	(997,430)	(54,701)	(20,893)
Transfers to other contracts	(340,921)	(1,814,070)	(750,241)	(201,013)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(690,741)	(2,019,796)	(1,782,523)	(392,712)
Total increase (decrease)	(103,363)	(1,506,981)	(1,538,671)	728,961
Net assets as of December 31, 2023	$8,413,934	$24,801,229	$5,656,816	$3,568,999
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	American Century VP Ultra Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series - American High-Income Trust Fund - Class 2 Shares	American Funds Insurance Series - Asset Allocation Fund - Class 2 Shares
Net assets as of January 1, 2022	$26,603,287	$15,466,974	$1,535,313	$2,535,657

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(283,715)	107,779	66,353	9,632
Total realized gains (losses) on investments	2,973,922	2,546,539	(33,043)	254,894
Change in net unrealized appreciation (depreciation)
of investments	(11,303,096)	(2,804,634)	(181,883)	(630,234)
Net gains (losses) on investments	(8,612,889)	(150,316)	(148,573)	(365,708)
Net increase (decrease) in net assets resulting from operations	(8,612,889)	(150,316)	(148,573)	(365,708)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,075,179	1,868,160	41,680	331,892
Administration charges	(53,617)	(6,343)	—	(366)
Contingent sales charges	(3,686)	(1,554)	(25)	(401)
Contract terminations	(1,490,504)	(867,095)	(54,317)	(162,277)
Death benefit payments	(263,562)	(133,711)	(8,938)	(11,390)
Flexible withdrawal option payments	(764,422)	(162,385)	(8,303)	(26,728)
Transfers to other contracts	(1,566,995)	(1,481,692)	(412,044)	(170,488)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,067,607)	(784,620)	(441,947)	(39,758)
Total increase (decrease)	(9,680,496)	(934,936)	(590,520)	(405,466)
Net assets as of December 31, 2022	16,922,791	14,532,038	944,793	2,130,191

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(251,693)	157,283	53,808	17,145
Total realized gains (losses) on investments	2,679,429	1,860,267	(19,057)	83,882
Change in net unrealized appreciation (depreciation)
of investments	3,888,248	(927,299)	64,789	163,928
Net gains (losses) on investments	6,315,984	1,090,251	99,540	264,955
Net increase (decrease) in net assets resulting from operations	6,315,984	1,090,251	99,540	264,955
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,326,344	1,577,234	163,174	145,873
Administration charges	(66,869)	(9,127)	—	(442)
Contingent sales charges	(5,462)	(2,002)	(19)	(101)
Contract terminations	(2,633,659)	(1,168,700)	(22,464)	(71,002)
Death benefit payments	(239,871)	(90,155)	—	—
Flexible withdrawal option payments	(702,398)	(133,435)	(8,739)	(17,035)
Transfers to other contracts	(3,115,990)	(582,739)	(195,866)	(105,509)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(5,437,905)	(408,924)	(63,914)	(48,216)
Total increase (decrease)	878,079	681,327	35,626	216,739
Net assets as of December 31, 2023	$17,800,870	$15,213,365	$980,419	$2,346,930
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	American Funds Insurance Series - Asset Allocation Fund - Class 4 Shares	American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares	American Funds Insurance Series - Global Small Capitalization Fund - Class 4 Shares	American Funds Insurance Series - Managed Risk Asset Allocation Fund - Class P2 Shares
Net assets as of January 1, 2022	$18,082,000	$1,801,581	$3,932,478	$6,678,026

Increase (decrease) in net assets
Operations:
Net investment income (loss)	174,870	(18,349)	(25,997)	86,101
Total realized gains (losses) on investments	1,973,215	432,464	924,580	231,812
Change in net unrealized appreciation (depreciation)
of investments	(4,906,457)	(946,718)	(2,174,573)	(1,280,280)
Net gains (losses) on investments	(2,758,372)	(532,603)	(1,275,990)	(962,367)
Net increase (decrease) in net assets resulting from operations	(2,758,372)	(532,603)	(1,275,990)	(962,367)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,635,258	103,595	1,276,091	1,599,944
Administration charges	(27,929)	—	(7,172)	(6,421)
Contingent sales charges	(4,200)	(49)	(721)	(3,904)
Contract terminations	(557,081)	(20,799)	(94,999)	(219,642)
Death benefit payments	(8,911)	(980)	—	—
Flexible withdrawal option payments	(175,283)	(13,720)	(39,507)	(49,463)
Transfers to other contracts	(955,857)	(163,316)	(679,585)	(361,518)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,905,997	(95,269)	454,107	958,996
Total increase (decrease)	147,625	(627,872)	(821,883)	(3,371)
Net assets as of December 31, 2022	18,229,625	1,173,709	3,110,595	6,674,655

Increase (decrease) in net assets
Operations:
Net investment income (loss)	254,669	(13,919)	(25,046)	75,056
Total realized gains (losses) on investments	678,567	(101,982)	(382,852)	793,668
Change in net unrealized appreciation (depreciation)
of investments	1,500,910	277,769	859,435	(202,977)
Net gains (losses) on investments	2,434,146	161,868	451,537	665,747
Net increase (decrease) in net assets resulting from operations	2,434,146	161,868	451,537	665,747
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,281,669	94,635	411,235	855,461
Administration charges	(36,956)	—	(8,993)	(9,444)
Contingent sales charges	(8,366)	(295)	(3,444)	(2,524)
Contract terminations	(968,937)	(179,901)	(188,505)	(254,079)
Death benefit payments	(130,648)	—	(25,322)	—
Flexible withdrawal option payments	(221,780)	(9,403)	(30,513)	(53,378)
Transfers to other contracts	(717,903)	(32,480)	(276,231)	(46,071)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,197,079	(127,444)	(121,773)	489,965
Total increase (decrease)	3,631,225	34,424	329,764	1,155,712
Net assets as of December 31, 2023	$21,860,850	$1,208,133	$3,440,359	$7,830,367
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	American Funds Insurance Series - Managed Risk Growth Fund - Class P2 Shares	American Funds Insurance Series - Managed Risk International Fund - Class P2 Shares	American Funds Insurance Series - New World Fund - Class 2 Shares	American Funds Insurance Series - New World Fund - Class 4 Shares
Net assets as of January 1, 2022	$5,944,848	$384,964	$2,086,822	$6,200,873

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38,658	10,930	(1,548)	19,933
Total realized gains (losses) on investments	944,526	(12,522)	143,370	576,701
Change in net unrealized appreciation (depreciation)
of investments	(2,585,041)	(76,574)	(628,736)	(2,062,888)
Net gains (losses) on investments	(1,601,857)	(78,166)	(486,914)	(1,466,254)
Net increase (decrease) in net assets resulting from operations	(1,601,857)	(78,166)	(486,914)	(1,466,254)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,923,454	241,552	151,427	2,118,032
Administration charges	(7,571)	(880)	—	(10,810)
Contingent sales charges	(1,473)	(54)	(185)	(2,863)
Contract terminations	(140,914)	(2,752)	(76,533)	(206,218)
Death benefit payments	—	—	(3,473)	(20,411)
Flexible withdrawal option payments	(33,027)	(4,068)	(17,627)	(30,388)
Transfers to other contracts	(292,639)	(42,873)	(168,041)	(845,493)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,447,830	190,925	(114,432)	1,001,849
Total increase (decrease)	(154,027)	112,759	(601,346)	(464,405)
Net assets as of December 31, 2022	5,790,821	497,723	1,485,476	5,736,468

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14,311)	3,878	(247)	28,656
Total realized gains (losses) on investments	1,231,258	(15,326)	13,057	14,965
Change in net unrealized appreciation (depreciation)
of investments	69,807	32,172	189,887	803,509
Net gains (losses) on investments	1,286,754	20,724	202,697	847,130
Net increase (decrease) in net assets resulting from operations	1,286,754	20,724	202,697	847,130
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	591,240	117,667	68,122	1,047,484
Administration charges	(12,779)	(1,169)	—	(15,028)
Contingent sales charges	(4,576)	(132)	(362)	(3,246)
Contract terminations	(523,350)	(78,681)	(246,710)	(365,689)
Death benefit payments	(56,579)	—	—	(26,599)
Flexible withdrawal option payments	(23,531)	(6,307)	(15,197)	(42,034)
Transfers to other contracts	(137,343)	(111,342)	(65,380)	(486,886)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(166,918)	(79,964)	(259,527)	108,002
Total increase (decrease)	1,119,836	(59,240)	(56,830)	955,132
Net assets as of December 31, 2023	$6,910,657	$438,483	$1,428,646	$6,691,600
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares	American Funds Insurance Series - Washington Mutual Investors Fund - Class 4 Shares	BlackRock 60/40 Target Allocations ETF V.I. Fund - Class III	BlackRock Advantage SMID Cap V.I. Fund - Class III
Net assets as of January 1, 2022	$4,239,983	$12,243,883	$6,037,414	$2,453,040

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,183	107,026	109,349	22,195
Total realized gains (losses) on investments	838,647	2,732,495	(41,239)	(224,512)
Change in net unrealized appreciation (depreciation)
of investments	(1,262,762)	(4,018,637)	(1,243,989)	(232,329)
Net gains (losses) on investments	(412,932)	(1,179,116)	(1,175,879)	(434,646)
Net increase (decrease) in net assets resulting from operations	(412,932)	(1,179,116)	(1,175,879)	(434,646)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	404,573	2,305,530	7,609,790	478,613
Administration charges	(193)	(18,314)	(6,398)	(4,458)
Contingent sales charges	(711)	(3,278)	(1,352)	(560)
Contract terminations	(400,116)	(321,858)	(197,614)	(88,520)
Death benefit payments	(8,319)	(43,858)	(76,045)	—
Flexible withdrawal option payments	(20,327)	(91,344)	(97,593)	(14,127)
Transfers to other contracts	(629,329)	(1,250,414)	(3,817,582)	(152,616)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(654,422)	576,464	3,413,206	218,332
Total increase (decrease)	(1,067,354)	(602,652)	2,237,327	(216,314)
Net assets as of December 31, 2022	3,172,629	11,641,231	8,274,741	2,236,726

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,993	118,708	143,290	24,318
Total realized gains (losses) on investments	30,635	74,041	(193,454)	(393,883)
Change in net unrealized appreciation (depreciation)
of investments	378,480	1,743,197	1,520,160	725,901
Net gains (losses) on investments	419,108	1,935,946	1,469,996	356,336
Net increase (decrease) in net assets resulting from operations	419,108	1,935,946	1,469,996	356,336
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	712,896	2,536,886	7,580,178	392,249
Administration charges	(138)	(22,970)	(10,530)	(5,158)
Contingent sales charges	(1,383)	(4,105)	(3,266)	(1,949)
Contract terminations	(741,006)	(540,187)	(160,272)	(203,307)
Death benefit payments	(15,406)	(125,791)	(65,069)	—
Flexible withdrawal option payments	(14,528)	(98,596)	(143,633)	(12,916)
Transfers to other contracts	(581,723)	(957,902)	(4,360,199)	(347,519)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(641,288)	787,335	2,837,209	(178,600)
Total increase (decrease)	(222,180)	2,723,281	4,307,205	177,736
Net assets as of December 31, 2023	$2,950,449	$14,364,512	$12,581,946	$2,414,462
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	BlackRock Global Allocation V.I. Fund - Class III	Blue Chip Account - Class 3	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares
Net assets as of January 1, 2022	$4,163,321	$6,984,897	$973,646	$11,866,529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34,235)	(63,186)	(3,797)	(104,821)
Total realized gains (losses) on investments	(1,474)	(750,172)	199,334	737,149
Change in net unrealized appreciation (depreciation)
of investments	(678,407)	(1,988,689)	(343,495)	(5,970,168)
Net gains (losses) on investments	(714,116)	(2,802,047)	(147,958)	(5,337,840)
Net increase (decrease) in net assets resulting from operations	(714,116)	(2,802,047)	(147,958)	(5,337,840)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	428,968	5,917,565	127,485	987,854
Administration charges	(4,560)	(12,145)	(1,401)	(360)
Contingent sales charges	(1,296)	(1,412)	(182)	(1,463)
Contract terminations	(145,187)	(240,419)	(19,094)	(591,406)
Death benefit payments	(2,623)	(113,815)	—	(29,196)
Flexible withdrawal option payments	(40,009)	(94,248)	(14,684)	(66,329)
Transfers to other contracts	(156,648)	(1,931,316)	(26,431)	(1,335,862)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	78,645	3,524,210	65,693	(1,036,762)
Total increase (decrease)	(635,471)	722,163	(82,265)	(6,374,602)
Net assets as of December 31, 2022	3,527,850	7,707,060	891,381	5,491,927

Increase (decrease) in net assets
Operations:
Net investment income (loss)	58,229	(92,328)	(3,566)	(95,779)
Total realized gains (losses) on investments	(56,233)	(267,185)	18,187	(181,434)
Change in net unrealized appreciation (depreciation)
of investments	386,748	3,826,999	150,699	3,268,913
Net gains (losses) on investments	388,744	3,467,486	165,320	2,991,700
Net increase (decrease) in net assets resulting from operations	388,744	3,467,486	165,320	2,991,700
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	147,086	4,790,519	275,537	1,024,993
Administration charges	(5,663)	(15,944)	(2,112)	(464)
Contingent sales charges	(973)	(12,049)	(178)	(2,700)
Contract terminations	(174,836)	(814,862)	(56,900)	(1,302,149)
Death benefit payments	(64,148)	(28,244)	—	(43,276)
Flexible withdrawal option payments	(44,521)	(113,719)	(14,224)	(56,642)
Transfers to other contracts	(70,455)	(690,605)	(31,530)	(679,766)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(213,510)	3,115,096	170,593	(1,060,004)
Total increase (decrease)	175,234	6,582,582	335,913	1,931,696
Net assets as of December 31, 2023	$3,703,084	$14,289,642	$1,227,294	$7,423,623
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Calvert VP EAFE International Index Portfolio - Class F	Calvert VP Investment Grade Bond Index Portfolio - Class F	Calvert VP Nasdaq 100 Index Portfolio - Class F	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Net assets as of January 1, 2022	$3,162,999	$5,038,981	$—	$6,437,873

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90,765	95,226	(392)	2,796
Total realized gains (losses) on investments	(338)	(75,116)	8,191	593,415
Change in net unrealized appreciation (depreciation)
of investments	(596,247)	(683,721)	(31,836)	(2,046,557)
Net gains (losses) on investments	(505,820)	(663,611)	(24,037)	(1,450,346)
Net increase (decrease) in net assets resulting from operations	(505,820)	(663,611)	(24,037)	(1,450,346)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	910,541	1,122,171	413,337	1,167,726
Administration charges	(5,868)	(7,558)	(55)	(9,560)
Contingent sales charges	(467)	(4,819)	(133)	(1,116)
Contract terminations	(36,821)	(228,231)	(26,863)	(96,823)
Death benefit payments	(17,295)	(59,115)	—	(50,248)
Flexible withdrawal option payments	(48,015)	(49,384)	—	(63,173)
Transfers to other contracts	(156,935)	(448,829)	(14,723)	(261,756)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	645,140	324,235	371,563	685,050
Total increase (decrease)	139,320	(339,376)	347,526	(765,296)
Net assets as of December 31, 2022	3,302,319	4,699,605	347,526	5,672,577

Increase (decrease) in net assets
Operations:
Net investment income (loss)	95,168	110,924	(9,079)	7,721
Total realized gains (losses) on investments	22,823	(174,056)	63,995	(60,794)
Change in net unrealized appreciation (depreciation)
of investments	488,916	293,820	486,370	967,363
Net gains (losses) on investments	606,907	230,688	541,286	914,290
Net increase (decrease) in net assets resulting from operations	606,907	230,688	541,286	914,290
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,181,591	1,313,807	2,877,366	1,121,926
Administration charges	(8,504)	(10,556)	(1,032)	(12,200)
Contingent sales charges	(2,879)	(3,267)	(4,097)	(4,715)
Contract terminations	(183,342)	(183,136)	(245,477)	(326,347)
Death benefit payments	—	(5,448)	—	(43,261)
Flexible withdrawal option payments	(44,634)	(44,874)	(11,306)	(65,303)
Transfers to other contracts	(250,253)	(616,573)	(480,609)	(228,406)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	691,979	449,953	2,134,845	441,694
Total increase (decrease)	1,298,886	680,641	2,676,131	1,355,984
Net assets as of December 31, 2023	$4,601,205	$5,380,246	$3,023,657	$7,028,561
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Calvert VP S&P MidCap 400 Index Portfolio - Class F	Clearbridge Variable Small Cap Growth Portfolio - Class II Shares	Columbia VP - Limited Duration Credit Fund - Class 2	Columbia VP - Small Cap Value Fund - Class 2
Net assets as of January 1, 2022	$8,698,121	$5,877,911	$5,303,971	$3,001,068

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,417	(36,347)	(18,916)	(9,812)
Total realized gains (losses) on investments	892,091	18,313	(120,773)	1,124,237
Change in net unrealized appreciation (depreciation)
of investments	(2,152,517)	(1,790,148)	(252,581)	(1,437,576)
Net gains (losses) on investments	(1,251,009)	(1,808,182)	(392,270)	(323,151)
Net increase (decrease) in net assets resulting from operations	(1,251,009)	(1,808,182)	(392,270)	(323,151)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,048,634	1,143,859	1,775,129	771,878
Administration charges	(12,150)	(9,806)	(8,330)	(3,620)
Contingent sales charges	(1,287)	(1,763)	(2,282)	(1,425)
Contract terminations	(118,083)	(221,306)	(730,956)	(72,261)
Death benefit payments	(126,270)	(94,509)	(18,274)	—
Flexible withdrawal option payments	(78,010)	(44,237)	(108,480)	(21,437)
Transfers to other contracts	(562,406)	(554,891)	(807,085)	(298,953)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	150,428	217,347	99,722	374,182
Total increase (decrease)	(1,100,581)	(1,590,835)	(292,548)	51,031
Net assets as of December 31, 2022	7,597,540	4,287,076	5,011,423	3,052,099

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39,340	(33,987)	110,659	(12,645)
Total realized gains (losses) on investments	389,182	(124,396)	(73,731)	167,667
Change in net unrealized appreciation (depreciation)
of investments	776,369	461,893	257,846	543,828
Net gains (losses) on investments	1,204,891	303,510	294,774	698,850
Net increase (decrease) in net assets resulting from operations	1,204,891	303,510	294,774	698,850
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,656,037	424,534	1,166,835	770,444
Administration charges	(16,475)	(11,762)	(11,327)	(4,710)
Contingent sales charges	(5,462)	(2,386)	(2,704)	(1,530)
Contract terminations	(554,242)	(251,493)	(352,930)	(123,123)
Death benefit payments	(7,997)	(47,508)	(7,058)	(15,475)
Flexible withdrawal option payments	(85,603)	(41,036)	(109,271)	(20,855)
Transfers to other contracts	(189,212)	(132,780)	(559,548)	(110,132)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	797,046	(62,431)	123,997	494,619
Total increase (decrease)	2,001,937	241,079	418,771	1,193,469
Net assets as of December 31, 2023	$9,599,477	$4,528,155	$5,430,194	$4,245,568
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Core Plus Bond Account - Class 1	Delaware VIP Small Cap Value Series - Service Class	Diversified Balanced Account - Class 1	Diversified Balanced Account - Class 2
Net assets as of January 1, 2022	$110,485,363	$2,931,741	$23,297,357	$963,138,474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,542,485	(20,821)	238,235	5,481,821
Total realized gains (losses) on investments	(597,443)	172,548	1,678,548	89,147,085
Change in net unrealized appreciation (depreciation)
of investments	(17,071,743)	(524,716)	(5,519,528)	(246,797,812)
Net gains (losses) on investments	(16,126,701)	(372,989)	(3,602,745)	(152,168,906)
Net increase (decrease) in net assets resulting from operations	(16,126,701)	(372,989)	(3,602,745)	(152,168,906)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,745,137	147,765	302,235	24,183,544
Administration charges	(106,767)	—	(4,660)	(6,906,458)
Contingent sales charges	(12,517)	(215)	(487)	(149,711)
Contract terminations	(7,451,308)	(115,036)	(1,741,818)	(54,837,642)
Death benefit payments	(1,192,812)	(29,310)	(346,282)	(8,596,714)
Flexible withdrawal option payments	(2,467,135)	(22,164)	(327,294)	(24,981,808)
Transfers to other contracts	(6,602,762)	(488,732)	(204,356)	(23,725,117)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(14,088,164)	(507,692)	(2,322,662)	(95,013,906)
Total increase (decrease)	(30,214,865)	(880,681)	(5,925,407)	(247,182,812)
Net assets as of December 31, 2022	80,270,498	2,051,060	17,371,950	715,955,662

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,207,444	(13,841)	141,550	2,166,022
Total realized gains (losses) on investments	(2,182,429)	82,205	740,276	49,395,740
Change in net unrealized appreciation (depreciation)
of investments	3,917,678	54,841	1,210,677	29,881,367
Net gains (losses) on investments	2,942,693	123,205	2,092,503	81,443,129
Net increase (decrease) in net assets resulting from operations	2,942,693	123,205	2,092,503	81,443,129
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,929,174	93,803	928,643	26,173,006
Administration charges	(125,885)	—	(4,389)	(8,683,048)
Contingent sales charges	(11,922)	(775)	(1,472)	(137,997)
Contract terminations	(7,875,375)	(398,876)	(2,310,131)	(62,508,438)
Death benefit payments	(1,041,463)	(14,931)	(97,952)	(4,737,854)
Flexible withdrawal option payments	(2,064,865)	(10,530)	(282,340)	(24,516,511)
Transfers to other contracts	(3,254,039)	(126,265)	(237,766)	(21,712,845)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,444,375)	(457,574)	(2,005,407)	(96,123,687)
Total increase (decrease)	(4,501,682)	(334,369)	87,096	(14,680,558)
Net assets as of December 31, 2023	$75,768,816	$1,716,691	$17,459,046	$701,275,104
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Diversified Balanced Managed Volatility Account - Class 2	Diversified Balanced Volatility Control Account - Class 2	Diversified Growth Account - Class 2	Diversified Growth Managed Volatility Account - Class 2
Net assets as of January 1, 2022	$184,037,476	$229,832,565	$3,973,660,862	$388,997,410

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,958,351	556,727	21,701,861	4,740,722
Total realized gains (losses) on investments	13,888,120	13,781,031	377,701,192	32,752,908
Change in net unrealized appreciation (depreciation)
of investments	(44,496,813)	(49,314,138)	(1,057,861,428)	(99,571,600)
Net gains (losses) on investments	(28,650,342)	(34,976,380)	(658,458,375)	(62,077,970)
Net increase (decrease) in net assets resulting from operations	(28,650,342)	(34,976,380)	(658,458,375)	(62,077,970)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,131,638	28,620,787	103,125,088	18,164,935
Administration charges	(1,399,675)	(2,348,204)	(29,714,255)	(2,881,009)
Contingent sales charges	(28,509)	(97,146)	(446,338)	(75,271)
Contract terminations	(9,014,970)	(4,106,754)	(165,871,607)	(24,716,621)
Death benefit payments	(1,030,335)	(1,054,734)	(18,722,444)	(2,078,117)
Flexible withdrawal option payments	(4,854,408)	(2,816,172)	(85,929,797)	(7,338,969)
Transfers to other contracts	(7,799,877)	(5,922,967)	(72,438,378)	(15,070,389)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(13,996,136)	12,274,810	(269,997,731)	(33,995,441)
Total increase (decrease)	(42,646,478)	(22,701,570)	(928,456,106)	(96,073,411)
Net assets as of December 31, 2022	141,390,998	207,130,995	3,045,204,756	292,923,999

Increase (decrease) in net assets
Operations:
Net investment income (loss)	218,799	(166,822)	6,281,708	19,047
Total realized gains (losses) on investments	7,606,779	2,104,225	278,836,495	21,647,246
Change in net unrealized appreciation (depreciation)
of investments	7,038,705	22,574,135	141,542,226	16,594,187
Net gains (losses) on investments	14,864,283	24,511,538	426,660,429	38,260,480
Net increase (decrease) in net assets resulting from operations	14,864,283	24,511,538	426,660,429	38,260,480
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,820,828	27,241,302	90,811,276	21,047,701
Administration charges	(1,750,790)	(3,484,579)	(38,210,608)	(3,656,376)
Contingent sales charges	(40,877)	(120,850)	(630,455)	(95,822)
Contract terminations	(16,585,835)	(4,842,195)	(281,168,418)	(32,336,233)
Death benefit payments	(1,413,291)	(1,437,359)	(17,064,487)	(1,600,033)
Flexible withdrawal option payments	(4,507,050)	(3,356,967)	(88,983,481)	(7,472,492)
Transfers to other contracts	(8,702,829)	(4,254,192)	(58,792,879)	(13,582,203)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(22,179,844)	9,745,160	(394,039,052)	(37,695,458)
Total increase (decrease)	(7,315,561)	34,256,698	32,621,377	565,022
Net assets as of December 31, 2023	$134,075,437	$241,387,693	$3,077,826,133	$293,489,021
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Diversified Growth Volatility Control Account - Class 2	Diversified Income Account - Class 2	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B
Net assets as of January 1, 2022	$1,277,224,858	$326,041,854	$102,535,128	$108,264

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,733,082	1,886,229	1,063,388	13,157
Total realized gains (losses) on investments	84,829,458	18,063,308	9,693,651	943
Change in net unrealized appreciation (depreciation)
of investments	(283,739,660)	(69,551,986)	(32,023,894)	(34,340)
Net gains (losses) on investments	(196,177,120)	(49,602,449)	(21,266,855)	(20,240)
Net increase (decrease) in net assets resulting from operations	(196,177,120)	(49,602,449)	(21,266,855)	(20,240)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	168,488,326	40,481,496	4,177,401	142,846
Administration charges	(13,111,105)	(2,647,513)	(36,505)	(141)
Contingent sales charges	(418,564)	(74,958)	(7,701)	—
Contract terminations	(17,694,422)	(21,307,844)	(5,580,534)	—
Death benefit payments	(1,521,034)	(1,888,793)	(779,955)	—
Flexible withdrawal option payments	(11,978,442)	(6,958,143)	(1,144,083)	(1,702)
Transfers to other contracts	(7,618,531)	(29,641,040)	(2,525,830)	(7,676)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	116,146,228	(22,036,795)	(5,897,207)	133,327
Total increase (decrease)	(80,030,892)	(71,639,244)	(27,164,062)	113,087
Net assets as of December 31, 2022	1,197,193,966	254,402,610	75,371,066	221,351

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,146,516)	849,032	(27,860)	13,179
Total realized gains (losses) on investments	24,647,795	7,447,484	2,347,510	518
Change in net unrealized appreciation (depreciation)
of investments	147,523,322	14,489,138	8,864,403	(3,027)
Net gains (losses) on investments	170,024,601	22,785,654	11,184,053	10,670
Net increase (decrease) in net assets resulting from operations	170,024,601	22,785,654	11,184,053	10,670
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	151,670,052	23,198,074	1,874,673	24,742
Administration charges	(19,969,191)	(3,495,092)	(44,706)	(205)
Contingent sales charges	(703,267)	(101,275)	(11,221)	(11)
Contract terminations	(28,178,262)	(24,358,295)	(8,046,924)	(30,747)
Death benefit payments	(2,266,013)	(1,110,673)	(582,039)	—
Flexible withdrawal option payments	(15,523,865)	(7,445,955)	(929,287)	(1,417)
Transfers to other contracts	(12,041,735)	(16,948,493)	(3,527,232)	(424)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	72,987,719	(30,261,709)	(11,266,736)	(8,062)
Total increase (decrease)	243,012,320	(7,476,055)	(82,683)	2,608
Net assets as of December 31, 2023	$1,440,206,286	$246,926,555	$75,288,383	$223,959
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	DWS Equity 500 Index VIP - Class B2	DWS Small Mid Cap Value VIP - Class B	EQ Advisors Trust 1290 VT Convertible Securities Portfolio - Class IB	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio - Class IB
Net assets as of January 1, 2022	$3,105,756	$1,968,215	$916,483	$261,599

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,566)	(11,852)	3,397	(434)
Total realized gains (losses) on investments	204,476	10,510	(48,100)	23,128
Change in net unrealized appreciation (depreciation)
of investments	(792,316)	(339,878)	(181,394)	(72,686)
Net gains (losses) on investments	(593,406)	(341,220)	(226,097)	(49,992)
Net increase (decrease) in net assets resulting from operations	(593,406)	(341,220)	(226,097)	(49,992)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	131,254	290,405	253,701	348,780
Administration charges	(3,597)	(1,369)	(1,199)	(498)
Contingent sales charges	(432)	(330)	(394)	(18)
Contract terminations	(72,263)	(64,231)	(20,409)	(866)
Death benefit payments	(33,718)	—	—	—
Flexible withdrawal option payments	(36,042)	(23,715)	(8,891)	(475)
Transfers to other contracts	(170,579)	(315,542)	(37,415)	(114,957)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(185,377)	(114,782)	185,393	231,966
Total increase (decrease)	(778,783)	(456,002)	(40,704)	181,974
Net assets as of December 31, 2022	2,326,973	1,512,213	875,779	443,573

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,108)	(4,194)	17,273	(1,085)
Total realized gains (losses) on investments	193,741	68,661	(51,382)	38,887
Change in net unrealized appreciation (depreciation)
of investments	353,923	110,184	150,453	58,607
Net gains (losses) on investments	546,556	174,651	116,344	96,409
Net increase (decrease) in net assets resulting from operations	546,556	174,651	116,344	96,409
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	113,339	171,885	153,486	286,764
Administration charges	(4,308)	(1,944)	(1,545)	(694)
Contingent sales charges	(391)	(2,016)	(96)	(36)
Contract terminations	(167,580)	(304,934)	(4,214)	(11,121)
Death benefit payments	(50,189)	—	(12,104)	—
Flexible withdrawal option payments	(30,779)	(20,448)	(13,754)	(239)
Transfers to other contracts	(57,799)	(87,295)	(48,571)	(154,881)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(197,707)	(244,752)	73,202	119,793
Total increase (decrease)	348,849	(70,101)	189,546	216,202
Net assets as of December 31, 2023	$2,675,822	$1,442,112	$1,065,325	$659,775
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	EQ Advisors Trust 1290 VT Micro Cap Portfolio - Class IB	EQ Advisors Trust 1290 VT SmartBeta Equity ESG Portfolio - Class IB	EQ Advisors Trust 1290 VT Socially Responsible Portfolio - Class IB	Equity Income Account - Class 1
Net assets as of January 1, 2022	$1,110,514	$417,284	$759,637	$221,633,377

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,028)	2,133	(4,410)	1,009,366
Total realized gains (losses) on investments	(282,778)	9,804	12,054	27,166,399
Change in net unrealized appreciation (depreciation)
of investments	(17,534)	(100,313)	(190,402)	(53,268,638)
Net gains (losses) on investments	(307,340)	(88,376)	(182,758)	(25,092,873)
Net increase (decrease) in net assets resulting from operations	(307,340)	(88,376)	(182,758)	(25,092,873)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	26,167	305,269	249,734	5,319,986
Administration charges	(1,055)	(876)	(556)	(235,376)
Contingent sales charges	(40)	(1,140)	—	(20,260)
Contract terminations	(3,424)	(54,002)	—	(12,850,243)
Death benefit payments	—	(2,438)	—	(2,649,838)
Flexible withdrawal option payments	(6,161)	(1,581)	(18,063)	(4,338,449)
Transfers to other contracts	(304,063)	(19,369)	(123,317)	(11,131,368)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(288,576)	225,863	107,798	(25,905,548)
Total increase (decrease)	(595,916)	137,487	(74,960)	(50,998,421)
Net assets as of December 31, 2022	514,598	554,771	684,677	170,634,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,524)	3,156	(2,129)	1,210,447
Total realized gains (losses) on investments	(33,913)	14,320	23,438	10,751,946
Change in net unrealized appreciation (depreciation)
of investments	67,956	67,399	176,715	2,683,641
Net gains (losses) on investments	30,519	84,875	198,024	14,646,034
Net increase (decrease) in net assets resulting from operations	30,519	84,875	198,024	14,646,034
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	61,664	76,035	695,566	5,607,710
Administration charges	(592)	(1,007)	(994)	(281,713)
Contingent sales charges	(37)	(279)	(39)	(24,904)
Contract terminations	(6,256)	(38,320)	(20,439)	(17,532,741)
Death benefit payments	—	—	—	(1,863,967)
Flexible withdrawal option payments	(3,817)	(1,941)	(17,974)	(3,696,452)
Transfers to other contracts	(52,643)	(47,850)	(351,405)	(7,213,923)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,681)	(13,362)	304,715	(25,005,990)
Total increase (decrease)	28,838	71,513	502,739	(10,359,956)
Net assets as of December 31, 2023	$543,436	$626,284	$1,187,416	$160,275,000
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Equity Income Account - Class 2	Fidelity VIP Contrafund® Portfolio - Service Class	Fidelity VIP Contrafund® Portfolio - Service Class 2	Fidelity VIP Energy Portfolio - Service Class 2
Net assets as of January 1, 2022	$13,075,836	$44,412,650	$70,396,734	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	135,893	(306,770)	(535,805)	20,666
Total realized gains (losses) on investments	1,762,991	2,465,896	4,193,348	(396)
Change in net unrealized appreciation (depreciation)
of investments	(3,533,577)	(14,049,767)	(22,756,459)	108,412
Net gains (losses) on investments	(1,634,693)	(11,890,641)	(19,098,916)	128,682
Net increase (decrease) in net assets resulting from operations	(1,634,693)	(11,890,641)	(19,098,916)	128,682
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,460,944	567,834	5,911,245	1,838,304
Administration charges	(21,538)	(3,610)	(65,242)	(153)
Contingent sales charges	(2,397)	(973)	(12,094)	(29)
Contract terminations	(461,030)	(2,078,371)	(3,617,914)	(1,604)
Death benefit payments	(56,266)	(410,422)	(539,312)	—
Flexible withdrawal option payments	(90,564)	(406,579)	(758,069)	(3,316)
Transfers to other contracts	(1,455,588)	(1,150,055)	(3,471,032)	(307,459)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,373,561	(3,482,176)	(2,552,418)	1,525,743
Total increase (decrease)	738,868	(15,372,817)	(21,651,334)	1,654,425
Net assets as of December 31, 2022	13,814,704	29,039,833	48,745,400	1,654,425

Increase (decrease) in net assets
Operations:
Net investment income (loss)	172,621	(282,993)	(493,102)	21,362
Total realized gains (losses) on investments	718,900	2,397,518	5,172,223	58,543
Change in net unrealized appreciation (depreciation)
of investments	547,184	6,289,131	9,803,599	(136,918)
Net gains (losses) on investments	1,438,705	8,403,656	14,482,720	(57,013)
Net increase (decrease) in net assets resulting from operations	1,438,705	8,403,656	14,482,720	(57,013)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,531,265	370,973	6,757,943	1,789,400
Administration charges	(28,018)	(4,197)	(83,596)	(2,033)
Contingent sales charges	(4,266)	(3,383)	(27,600)	(332)
Contract terminations	(587,554)	(4,051,218)	(6,874,023)	(87,823)
Death benefit payments	(60,875)	(207,395)	(412,483)	—
Flexible withdrawal option payments	(87,684)	(339,163)	(680,757)	(9,997)
Transfers to other contracts	(987,975)	(1,344,532)	(4,693,902)	(1,486,766)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	774,893	(5,578,915)	(6,014,418)	202,449
Total increase (decrease)	2,213,598	2,824,741	8,468,302	145,436
Net assets as of December 31, 2023	$16,028,302	$31,864,574	$57,213,702	$1,799,861
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Fidelity VIP Equity-Income Portfolio - Service Class 2	Fidelity VIP Freedom 2020 Portfolio - Service Class 2	Fidelity VIP Freedom 2030 Portfolio - Service Class 2	Fidelity VIP Freedom 2040 Portfolio - Service Class 2
Net assets as of January 1, 2022	$30,400,329	$2,554,911	$3,145,209	$2,641,857

Increase (decrease) in net assets
Operations:
Net investment income (loss)	72,624	24,108	27,387	15,787
Total realized gains (losses) on investments	1,449,196	136,853	130,871	192,951
Change in net unrealized appreciation (depreciation)
of investments	(3,464,839)	(609,854)	(779,824)	(723,307)
Net gains (losses) on investments	(1,943,019)	(448,893)	(621,566)	(514,569)
Net increase (decrease) in net assets resulting from operations	(1,943,019)	(448,893)	(621,566)	(514,569)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	880,775	373,295	785,023	424,966
Administration charges	(3,356)	(5,779)	(5,985)	(5,185)
Contingent sales charges	(3,094)	(138)	(251)	(153)
Contract terminations	(1,906,422)	(6,540)	(11,911)	(7,253)
Death benefit payments	(620,909)	—	—	—
Flexible withdrawal option payments	(313,529)	(25,678)	(61,757)	(12,787)
Transfers to other contracts	(2,637,619)	(484,259)	(496,670)	(287,879)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(4,604,154)	(149,099)	208,449	111,709
Total increase (decrease)	(6,547,173)	(597,992)	(413,117)	(402,860)
Net assets as of December 31, 2022	23,853,156	1,956,919	2,732,092	2,238,997

Increase (decrease) in net assets
Operations:
Net investment income (loss)	78,843	67,750	48,740	20,660
Total realized gains (losses) on investments	925,278	(41,677)	(59,079)	31,691
Change in net unrealized appreciation (depreciation)
of investments	896,737	312,054	399,172	405,016
Net gains (losses) on investments	1,900,858	338,127	388,833	457,367
Net increase (decrease) in net assets resulting from operations	1,900,858	338,127	388,833	457,367
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	651,495	1,831,921	925,058	779,210
Administration charges	(3,490)	(10,240)	(8,381)	(7,253)
Contingent sales charges	(3,668)	(182)	(2,974)	(877)
Contract terminations	(2,611,688)	(8,026)	(199,539)	(38,670)
Death benefit payments	(288,397)	—	—	—
Flexible withdrawal option payments	(242,192)	(48,972)	(38,910)	(10,062)
Transfers to other contracts	(654,566)	(180,509)	(323,729)	(20,509)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(3,152,506)	1,583,992	351,525	701,839
Total increase (decrease)	(1,251,648)	1,922,119	740,358	1,159,206
Net assets as of December 31, 2023	$22,601,508	$3,879,038	$3,472,450	$3,398,203
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Fidelity VIP Freedom 2050 Portfolio - Service Class 2	Fidelity VIP Government Money Market Portfolio - Initial Class	Fidelity VIP Government Money Market Portfolio - Service Class 2	Fidelity VIP Growth Portfolio - Service Class
Net assets as of January 1, 2022	$1,636,047	$31,672,306	$19,568,998	$20,127,287

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,333	111,777	156,306	(122,800)
Total realized gains (losses) on investments	5,388	—	—	1,817,225
Change in net unrealized appreciation (depreciation)
of investments	(297,912)	310	—	(6,653,555)
Net gains (losses) on investments	(285,191)	112,087	156,306	(4,959,130)
Net increase (decrease) in net assets resulting from operations	(285,191)	112,087	156,306	(4,959,130)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	208,258	25,205,448	73,956,447	215,589
Administration charges	(2,664)	(16,514)	(124,279)	(3,477)
Contingent sales charges	(262)	(14,248)	(47,319)	(623)
Contract terminations	(12,430)	(8,458,331)	(2,737,704)	(1,331,075)
Death benefit payments	—	(146,310)	(229,275)	(164,740)
Flexible withdrawal option payments	(4,784)	(778,582)	(240,032)	(135,766)
Transfers to other contracts	(598,845)	(6,278,598)	(53,633,415)	(607,811)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(410,727)	9,512,865	16,944,423	(2,027,903)
Total increase (decrease)	(695,918)	9,624,952	17,100,729	(6,987,033)
Net assets as of December 31, 2022	940,129	41,297,258	36,669,727	13,140,254

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,514	1,313,140	1,473,106	(183,845)
Total realized gains (losses) on investments	(19,714)	—	—	1,301,604
Change in net unrealized appreciation (depreciation)
of investments	238,944	—	—	3,183,650
Net gains (losses) on investments	226,744	1,313,140	1,473,106	4,301,409
Net increase (decrease) in net assets resulting from operations	226,744	1,313,140	1,473,106	4,301,409
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	558,953	15,853,955	84,552,541	347,543
Administration charges	(3,262)	(19,436)	(243,279)	(3,331)
Contingent sales charges	(803)	(16,754)	(120,358)	(849)
Contract terminations	(35,393)	(9,549,831)	(6,038,845)	(1,016,592)
Death benefit payments	—	(794,332)	(59,946)	(214,708)
Flexible withdrawal option payments	(5,667)	(650,198)	(407,516)	(124,217)
Transfers to other contracts	(121,619)	(11,368,043)	(71,986,024)	(421,763)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	392,209	(6,544,639)	5,696,573	(1,433,917)
Total increase (decrease)	618,953	(5,231,499)	7,169,679	2,867,492
Net assets as of December 31, 2023	$1,559,082	$36,065,759	$43,839,406	$16,007,746
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Fidelity VIP Growth Portfolio - Service Class 2	Fidelity VIP Health Care Portfolio - Service Class 2	Fidelity VIP Mid Cap Portfolio - Service Class	Fidelity VIP Mid Cap Portfolio - Service Class 2
Net assets as of January 1, 2022	$15,813,851	$—	$138,446	$31,247,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(129,806)	(1,266)	(641)	(252,391)
Total realized gains (losses) on investments	1,492,246	2,517	8,138	2,114,472
Change in net unrealized appreciation (depreciation)
of investments	(5,282,391)	4,305	(29,175)	(6,826,424)
Net gains (losses) on investments	(3,919,951)	5,556	(21,678)	(4,964,343)
Net increase (decrease) in net assets resulting from operations	(3,919,951)	5,556	(21,678)	(4,964,343)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,065,674	638,803	—	1,727,675
Administration charges	(1,403)	(36)	—	(18,051)
Contingent sales charges	(2,814)	(29)	—	(7,466)
Contract terminations	(1,137,864)	(1,357)	—	(2,294,014)
Death benefit payments	(3,207)	—	—	(96,529)
Flexible withdrawal option payments	(111,967)	(706)	—	(275,741)
Transfers to other contracts	(1,034,849)	(304,488)	—	(1,826,872)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,226,430)	332,187	—	(2,790,998)
Total increase (decrease)	(5,146,381)	337,743	(21,678)	(7,755,341)
Net assets as of December 31, 2022	10,667,470	337,743	116,768	23,491,721

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(158,421)	(5,055)	(683)	(191,350)
Total realized gains (losses) on investments	1,116,113	(2,216)	(22,312)	831,419
Change in net unrealized appreciation (depreciation)
of investments	2,319,045	30,450	33,645	2,301,847
Net gains (losses) on investments	3,276,737	23,179	10,650	2,941,916
Net increase (decrease) in net assets resulting from operations	3,276,737	23,179	10,650	2,941,916
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	595,836	646,601	113,653	1,811,077
Administration charges	(1,341)	(1,112)	—	(22,997)
Contingent sales charges	(4,909)	(506)	—	(11,782)
Contract terminations	(2,367,228)	(25,915)	—	(2,969,755)
Death benefit payments	(38,834)	—	—	(60,281)
Flexible withdrawal option payments	(85,649)	(4,458)	—	(228,034)
Transfers to other contracts	(383,292)	(66,239)	(108,049)	(908,194)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,285,417)	548,371	5,604	(2,389,966)
Total increase (decrease)	991,320	571,550	16,254	551,950
Net assets as of December 31, 2023	$11,658,790	$909,293	$133,022	$24,043,671
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Fidelity VIP Overseas Portfolio - Service Class 2	Franklin Templeton VIP Trust - Franklin Global Real Estate VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 4	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 4
Net assets as of January 1, 2022	$24,906,237	$2,131,672	$3,670,686	$7,326,383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(90,426)	25,303	172,540	(4,410)
Total realized gains (losses) on investments	444,805	103,040	70,747	955,887
Change in net unrealized appreciation (depreciation)
of investments	(6,651,345)	(709,909)	(509,020)	(1,787,570)
Net gains (losses) on investments	(6,296,966)	(581,566)	(265,733)	(836,093)
Net increase (decrease) in net assets resulting from operations	(6,296,966)	(581,566)	(265,733)	(836,093)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,850,466	309,242	2,244,999	2,090,041
Administration charges	(39,843)	(1,688)	(4,972)	(10,291)
Contingent sales charges	(3,714)	(151)	(2,037)	(1,107)
Contract terminations	(1,290,946)	(46,437)	(96,500)	(210,112)
Death benefit payments	(196,542)	—	(32,620)	(37,108)
Flexible withdrawal option payments	(461,453)	(22,290)	(39,800)	(29,248)
Transfers to other contracts	(863,779)	(146,011)	(815,214)	(1,004,142)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(5,811)	92,665	1,253,856	798,033
Total increase (decrease)	(6,302,777)	(488,901)	988,123	(38,060)
Net assets as of December 31, 2022	18,603,460	1,642,771	4,658,809	7,288,323

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(95,642)	28,309	235,764	3,651
Total realized gains (losses) on investments	911,148	(117,339)	303,342	960,412
Change in net unrealized appreciation (depreciation)
of investments	2,341,941	241,429	(99,956)	(111,000)
Net gains (losses) on investments	3,157,447	152,399	439,150	853,063
Net increase (decrease) in net assets resulting from operations	3,157,447	152,399	439,150	853,063
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,170,342	98,906	1,709,200	1,982,819
Administration charges	(50,403)	(1,979)	(6,929)	(14,315)
Contingent sales charges	(8,812)	(2,309)	(1,526)	(13,266)
Contract terminations	(2,480,851)	(247,068)	(104,358)	(814,912)
Death benefit payments	(158,589)	(10,676)	(29,890)	(86,348)
Flexible withdrawal option payments	(425,319)	(18,340)	(64,329)	(31,994)
Transfers to other contracts	(2,123,631)	(27,338)	(138,386)	(643,671)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(3,077,263)	(208,804)	1,363,782	378,313
Total increase (decrease)	80,184	(56,405)	1,802,932	1,231,376
Net assets as of December 31, 2023	$18,683,644	$1,586,366	$6,461,741	$8,519,699
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2	Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 4	Franklin Templeton VIP Trust - Templeton Growth VIP Fund - Class 2
Net assets as of January 1, 2022	$3,855,571	$2,443,680	$2,781,797	$611,513

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14,276)	39,877	(25,674)	(3,657)
Total realized gains (losses) on investments	376,593	(464,817)	(176,913)	(32,307)
Change in net unrealized appreciation (depreciation)
of investments	(791,538)	47,528	33,437	(40,130)
Net gains (losses) on investments	(429,221)	(377,412)	(169,150)	(76,094)
Net increase (decrease) in net assets resulting from operations	(429,221)	(377,412)	(169,150)	(76,094)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	708,952	3,642,663	294,128	122,376
Administration charges	(30)	(3,240)	(3,774)	—
Contingent sales charges	(730)	(816)	(699)	(1)
Contract terminations	(295,195)	(38,667)	(198,515)	(11,104)
Death benefit payments	(90,678)	(10,031)	(6,419)	(542)
Flexible withdrawal option payments	(22,855)	(5,614)	(23,093)	(6,882)
Transfers to other contracts	(857,955)	(3,320,109)	(321,571)	(129,600)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(558,491)	264,186	(259,943)	(25,753)
Total increase (decrease)	(987,712)	(113,226)	(429,093)	(101,847)
Net assets as of December 31, 2022	2,867,859	2,330,454	2,352,704	509,666

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23,421)	53,120	(21,876)	13,517
Total realized gains (losses) on investments	88,218	(36,937)	(170,662)	(8,920)
Change in net unrealized appreciation (depreciation)
of investments	211,609	76,244	257,185	95,040
Net gains (losses) on investments	276,406	92,427	64,647	99,637
Net increase (decrease) in net assets resulting from operations	276,406	92,427	64,647	99,637
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	203,914	1,090,320	566,041	428
Administration charges	(60)	(5,063)	(4,613)	—
Contingent sales charges	(1,129)	(502)	(2,121)	(39)
Contract terminations	(561,354)	(40,036)	(357,946)	(16,396)
Death benefit payments	(14,450)	(13,100)	(25,343)	—
Flexible withdrawal option payments	(17,118)	(4,536)	(26,544)	(5,433)
Transfers to other contracts	(165,544)	(645,910)	(165,957)	(6,424)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(555,741)	381,173	(16,483)	(27,864)
Total increase (decrease)	(279,335)	473,600	48,164	71,773
Net assets as of December 31, 2023	$2,588,524	$2,804,054	$2,400,868	$581,439
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Global Emerging Markets Account - Class 1	Goldman Sachs VIT - Mid Cap Value Fund - Institutional Shares	Goldman Sachs VIT - Mid Cap Value Fund - Service Shares	Goldman Sachs VIT - Multi-Strategy Alternatives Portfolio - Service Shares
Net assets as of January 1, 2022	$39,901,341	$12,777,267	$2,648,683	$604,408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76,771	(80,452)	(11,272)	17,079
Total realized gains (losses) on investments	2,951,792	1,584,201	469,802	834
Change in net unrealized appreciation (depreciation)
of investments	(12,352,787)	(2,922,057)	(750,501)	(64,478)
Net gains (losses) on investments	(9,324,224)	(1,418,308)	(291,971)	(46,565)
Net increase (decrease) in net assets resulting from operations	(9,324,224)	(1,418,308)	(291,971)	(46,565)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,944,579	500,141	805,529	107,366
Administration charges	(7,056)	(501)	(4,360)	(1,036)
Contingent sales charges	(5,932)	(2,357)	(463)	(124)
Contract terminations	(2,860,743)	(965,566)	(33,760)	(5,856)
Death benefit payments	(213,506)	(6,409)	—	—
Flexible withdrawal option payments	(300,818)	(78,999)	(10,411)	(2,068)
Transfers to other contracts	(1,494,533)	(1,028,743)	(311,519)	(21,489)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,938,009)	(1,582,434)	445,016	76,793
Total increase (decrease)	(11,262,233)	(3,000,742)	153,045	30,228
Net assets as of December 31, 2022	28,639,108	9,776,525	2,801,728	634,636

Increase (decrease) in net assets
Operations:
Net investment income (loss)	316,620	(41,022)	(3,949)	34,303
Total realized gains (losses) on investments	(719,933)	238,856	37,711	(1,700)
Change in net unrealized appreciation (depreciation)
of investments	3,329,510	642,093	239,156	7,982
Net gains (losses) on investments	2,926,197	839,927	272,918	40,585
Net increase (decrease) in net assets resulting from operations	2,926,197	839,927	272,918	40,585
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,041,990	367,814	374,006	16,563
Administration charges	(8,082)	(525)	(6,001)	(1,408)
Contingent sales charges	(6,834)	(3,192)	(2,901)	(707)
Contract terminations	(3,714,299)	(1,558,193)	(207,165)	(40,362)
Death benefit payments	(157,045)	(41,727)	—	—
Flexible withdrawal option payments	(235,342)	(58,486)	(14,728)	(3,180)
Transfers to other contracts	(1,350,883)	(357,554)	(140,456)	(32,575)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(4,430,495)	(1,651,863)	2,755	(61,669)
Total increase (decrease)	(1,504,298)	(811,936)	275,673	(21,084)
Net assets as of December 31, 2023	$27,134,810	$8,964,589	$3,077,401	$613,552
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Goldman Sachs VIT - Small Cap Equity Insights Fund - Institutional Shares	Goldman Sachs VIT - Small Cap Equity Insights Fund - Service Shares	Government & High Quality Bond Account - Class 1	Guggenheim Investments VIF Global Managed Futures Strategy Fund
Net assets as of January 1, 2022	$6,058,366	$1,224,758	$73,053,777	$180,772

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52,923)	(7,442)	40,093	26,804
Total realized gains (losses) on investments	(13,772)	(9,221)	(2,569,885)	(98,571)
Change in net unrealized appreciation (depreciation)
of investments	(1,133,346)	(229,416)	(6,477,147)	(27,680)
Net gains (losses) on investments	(1,200,041)	(246,079)	(9,006,939)	(99,447)
Net increase (decrease) in net assets resulting from operations	(1,200,041)	(246,079)	(9,006,939)	(99,447)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	237,477	178,123	4,932,256	2,857,399
Administration charges	(30)	(1,728)	(62,731)	(728)
Contingent sales charges	(1,325)	(90)	(9,012)	(72)
Contract terminations	(539,809)	(27,374)	(6,471,795)	(14,381)
Death benefit payments	(3,704)	—	(1,087,528)	—
Flexible withdrawal option payments	(59,775)	(1,845)	(1,733,557)	(30,353)
Transfers to other contracts	(399,669)	(175,850)	(5,293,379)	(1,346,312)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(766,835)	(28,764)	(9,725,746)	1,465,553
Total increase (decrease)	(1,966,876)	(274,843)	(18,732,685)	1,366,106
Net assets as of December 31, 2022	4,091,490	949,915	54,321,092	1,546,878

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17,747)	185	503,880	9,882
Total realized gains (losses) on investments	(220,581)	(21,450)	(2,589,151)	(18,518)
Change in net unrealized appreciation (depreciation)
of investments	869,533	203,018	3,617,426	22,327
Net gains (losses) on investments	631,205	181,753	1,532,155	13,691
Net increase (decrease) in net assets resulting from operations	631,205	181,753	1,532,155	13,691
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	131,913	226,477	4,012,964	55,521
Administration charges	—	(2,202)	(70,950)	(549)
Contingent sales charges	(1,270)	(373)	(9,303)	(396)
Contract terminations	(615,372)	(58,356)	(7,154,211)	(98,179)
Death benefit payments	(19,656)	—	(791,640)	—
Flexible withdrawal option payments	(44,545)	(2,259)	(1,455,629)	(9,743)
Transfers to other contracts	(283,201)	(60,793)	(2,605,298)	(1,251,414)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(832,131)	102,494	(8,074,067)	(1,304,760)
Total increase (decrease)	(200,926)	284,247	(6,541,912)	(1,291,069)
Net assets as of December 31, 2023	$3,890,564	$1,234,162	$47,779,180	$255,809
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Guggenheim Investments VIF Long Short Equity Fund	Guggenheim Investments VIF Multi-Hedge Strategies Fund	Guggenheim Investments VIF - Series F (Guggenheim Floating Rate Strategies Series)	Invesco V.I. American Franchise Fund - Series I Shares
Net assets as of January 1, 2022	$305,432	$711,487	$3,508,955	$5,220,893

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,409)	743	65,909	(51,062)
Total realized gains (losses) on investments	7,928	21,174	(102,789)	1,107,982
Change in net unrealized appreciation (depreciation)
of investments	(51,741)	(61,141)	(41,516)	(2,686,625)
Net gains (losses) on investments	(45,222)	(39,224)	(78,396)	(1,629,705)
Net increase (decrease) in net assets resulting from operations	(45,222)	(39,224)	(78,396)	(1,629,705)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	97,034	246,093	3,198,385	166,559
Administration charges	(615)	(1,093)	(2,281)	(674)
Contingent sales charges	(6)	—	(927)	(109)
Contract terminations	(424)	—	(316,534)	(233,847)
Death benefit payments	—	(1,893)	(58,688)	(40,054)
Flexible withdrawal option payments	(2,720)	(1,304)	(81,844)	(44,859)
Transfers to other contracts	(76,654)	(79,622)	(1,060,411)	(80,252)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	16,615	162,181	1,677,700	(233,236)
Total increase (decrease)	(28,607)	122,957	1,599,304	(1,862,941)
Net assets as of December 31, 2022	276,825	834,444	5,108,259	3,357,952

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,772)	14,678	128,524	(50,663)
Total realized gains (losses) on investments	20,710	(1,267)	(33,671)	51,316
Change in net unrealized appreciation (depreciation)
of investments	14,163	11,709	403,918	1,270,181
Net gains (losses) on investments	33,101	25,120	498,771	1,270,834
Net increase (decrease) in net assets resulting from operations	33,101	25,120	498,771	1,270,834
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	92,626	30,796	2,035,189	296,734
Administration charges	(850)	(1,236)	(4,167)	(664)
Contingent sales charges	(1,676)	(817)	(2,297)	(258)
Contract terminations	(128,125)	(194,084)	(546,047)	(308,872)
Death benefit payments	—	—	(987)	(10,701)
Flexible withdrawal option payments	(1,229)	(940)	(100,001)	(39,544)
Transfers to other contracts	(13,974)	(93,446)	(1,238,497)	(105,223)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(53,228)	(259,727)	143,193	(168,528)
Total increase (decrease)	(20,127)	(234,607)	641,964	1,102,306
Net assets as of December 31, 2023	$256,698	$599,837	$5,750,223	$4,460,258
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares
Net assets as of January 1, 2022	$3,908,584	$927,784	$15,437,434	$1,126,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23,392)	70,102	(49,553)	(10,766)
Total realized gains (losses) on investments	543,667	25,858	1,773,066	239,382
Change in net unrealized appreciation (depreciation)
of investments	(691,313)	(263,938)	(4,954,870)	(586,282)
Net gains (losses) on investments	(171,038)	(167,978)	(3,231,357)	(357,666)
Net increase (decrease) in net assets resulting from operations	(171,038)	(167,978)	(3,231,357)	(357,666)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	140,697	391,797	186,152	43,557
Administration charges	(6,881)	(1,260)	(1,285)	(112)
Contingent sales charges	(726)	(282)	(301)	(13)
Contract terminations	(293,617)	(13,337)	(642,478)	(28,319)
Death benefit payments	(127,650)	—	(352,111)	(18,193)
Flexible withdrawal option payments	(52,952)	(30,000)	(174,333)	(14,127)
Transfers to other contracts	(312,150)	(96,746)	(384,708)	(12,161)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(653,279)	250,172	(1,369,064)	(29,368)
Total increase (decrease)	(824,317)	82,194	(4,600,421)	(387,034)
Net assets as of December 31, 2022	3,084,267	1,009,978	10,837,013	739,410

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22,884)	(8,958)	(65,484)	(9,216)
Total realized gains (losses) on investments	391,362	(64,426)	(64,639)	(50,974)
Change in net unrealized appreciation (depreciation)
of investments	(5,884)	130,904	2,361,748	133,123
Net gains (losses) on investments	362,594	57,520	2,231,625	72,933
Net increase (decrease) in net assets resulting from operations	362,594	57,520	2,231,625	72,933
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	150,499	638,331	156,558	15,194
Administration charges	(7,682)	(1,644)	(1,229)	(116)
Contingent sales charges	(752)	(356)	(916)	(51)
Contract terminations	(362,389)	(50,721)	(1,097,121)	(60,721)
Death benefit payments	(16,596)	(24,917)	(67,185)	—
Flexible withdrawal option payments	(49,924)	(6,450)	(144,816)	(8,479)
Transfers to other contracts	(317,619)	(524,761)	(193,852)	(139,029)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(604,463)	29,482	(1,348,561)	(193,202)
Total increase (decrease)	(241,869)	87,002	883,064	(120,269)
Net assets as of December 31, 2023	$2,842,398	$1,096,980	$11,720,077	$619,141
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series II Shares	Invesco V.I. Health Care Fund - Series I Shares	Invesco V.I. Health Care Fund - Series II Shares
Net assets as of January 1, 2022	$6,122,558	$3,000,907	$7,332,083	$8,307,958

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,283	18,250	(78,494)	(59,064)
Total realized gains (losses) on investments	492,271	285,316	738,624	953,892
Change in net unrealized appreciation (depreciation)
of investments	(1,692,045)	(884,045)	(1,711,981)	(2,148,545)
Net gains (losses) on investments	(1,184,491)	(580,479)	(1,051,851)	(1,253,717)
Net increase (decrease) in net assets resulting from operations	(1,184,491)	(580,479)	(1,051,851)	(1,253,717)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	553,062	612,775	418,811	932,489
Administration charges	(7,458)	(4,890)	(703)	(13,618)
Contingent sales charges	(899)	(318)	(219)	(1,588)
Contract terminations	(363,474)	(54,674)	(366,853)	(130,062)
Death benefit payments	(4,223)	(19,335)	(17,332)	(20,996)
Flexible withdrawal option payments	(86,165)	(23,750)	(74,898)	(45,665)
Transfers to other contracts	(333,232)	(140,259)	(532,264)	(1,148,309)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(242,389)	369,549	(573,458)	(427,749)
Total increase (decrease)	(1,426,880)	(210,930)	(1,625,309)	(1,681,466)
Net assets as of December 31, 2022	4,695,678	2,789,977	5,706,774	6,626,492

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(55,624)	(24,988)	(68,721)	(51,564)
Total realized gains (losses) on investments	(59,491)	(138,848)	(57,117)	(132,443)
Change in net unrealized appreciation (depreciation)
of investments	819,529	642,429	205,588	290,441
Net gains (losses) on investments	704,414	478,593	79,750	106,434
Net increase (decrease) in net assets resulting from operations	704,414	478,593	79,750	106,434
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	195,775	683,108	230,380	313,011
Administration charges	(10,317)	(6,513)	(554)	(16,125)
Contingent sales charges	(1,478)	(3,536)	(638)	(3,683)
Contract terminations	(712,544)	(355,941)	(663,624)	(409,527)
Death benefit payments	(5,247)	(8,222)	(10,622)	(53,504)
Flexible withdrawal option payments	(78,587)	(21,813)	(64,056)	(56,119)
Transfers to other contracts	(316,836)	(199,639)	(220,492)	(393,909)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(929,234)	87,444	(729,606)	(619,856)
Total increase (decrease)	(224,820)	566,037	(649,856)	(513,422)
Net assets as of December 31, 2023	$4,470,858	$3,356,014	$5,056,918	$6,113,070
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares	Invesco V.I. Technology Fund - Series I Shares	Janus Henderson Global Sustainable Equity Portfolio - Service Shares
Net assets as of January 1, 2022	$487,114	$6,720,371	$3,677,031	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,118)	(73,460)	(32,609)	111
Total realized gains (losses) on investments	53,108	987,807	1,014,502	(1,096)
Change in net unrealized appreciation (depreciation)
of investments	(128,609)	(2,341,205)	(2,404,177)	517
Net gains (losses) on investments	(79,619)	(1,426,858)	(1,422,284)	(468)
Net increase (decrease) in net assets resulting from operations	(79,619)	(1,426,858)	(1,422,284)	(468)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	9,029	504,684	261,691	61,668
Administration charges	(53)	(5,220)	(235)	—
Contingent sales charges	(12)	(675)	(55)	—
Contract terminations	(25,373)	(378,783)	(116,644)	—
Death benefit payments	(2,970)	(98,035)	(10,390)	—
Flexible withdrawal option payments	(699)	(61,527)	(21,589)	(1,829)
Transfers to other contracts	(33,760)	(560,474)	(340,840)	(13,147)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(53,838)	(600,030)	(228,062)	46,692
Total increase (decrease)	(133,457)	(2,026,888)	(1,650,346)	46,224
Net assets as of December 31, 2022	353,657	4,693,483	2,026,685	46,224

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,183)	(63,143)	(33,371)	(156)
Total realized gains (losses) on investments	(449)	(129,976)	(308,327)	466
Change in net unrealized appreciation (depreciation)
of investments	65,112	819,860	1,268,902	17,149
Net gains (losses) on investments	63,480	626,741	927,204	17,459
Net increase (decrease) in net assets resulting from operations	63,480	626,741	927,204	17,459
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	47,551	309,601	507,947	114,962
Administration charges	(69)	(6,203)	(300)	(13)
Contingent sales charges	(1)	(1,292)	(225)	—
Contract terminations	(1,044)	(786,027)	(269,000)	—
Death benefit payments	—	(16,185)	(19,760)	—
Flexible withdrawal option payments	(2,009)	(57,763)	(26,379)	(1,812)
Transfers to other contracts	(10,622)	(322,472)	(244,263)	(211)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	33,806	(880,341)	(51,980)	112,926
Total increase (decrease)	97,286	(253,600)	875,224	130,385
Net assets as of December 31, 2023	$450,943	$4,439,883	$2,901,909	$176,609
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Janus Henderson Series Balanced Portfolio - Service Shares	Janus Henderson Series Enterprise Portfolio - Service Shares	Janus Henderson Series Flexible Bond Portfolio - Service Shares	Janus Henderson Series Global Technology and Innovation Portfolio - Service Shares
Net assets as of January 1, 2022	$4,580,994	$10,355,419	$9,275,362	$8,081,814

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18,994	(88,587)	104,046	(44,161)
Total realized gains (losses) on investments	(103,543)	1,647,053	(118,692)	(123,454)
Change in net unrealized appreciation (depreciation)
of investments	(838,129)	(3,310,300)	(1,362,900)	(3,001,313)
Net gains (losses) on investments	(922,678)	(1,751,834)	(1,377,546)	(3,168,928)
Net increase (decrease) in net assets resulting from operations	(922,678)	(1,751,834)	(1,377,546)	(3,168,928)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,601,345	174,608	2,201,004	1,657,358
Administration charges	(7,419)	(1,005)	(12,433)	(11,310)
Contingent sales charges	(567)	(155)	(4,750)	(639)
Contract terminations	(40,283)	(331,297)	(606,264)	(66,112)
Death benefit payments	(89,789)	(25,928)	(25,802)	(85,057)
Flexible withdrawal option payments	(19,863)	(56,515)	(80,938)	(29,469)
Transfers to other contracts	(1,076,969)	(324,245)	(1,145,658)	(1,904,159)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,366,455	(564,537)	325,159	(439,388)
Total increase (decrease)	443,777	(2,316,371)	(1,052,387)	(3,608,316)
Net assets as of December 31, 2022	5,024,771	8,039,048	8,222,975	4,473,498

Increase (decrease) in net assets
Operations:
Net investment income (loss)	69,411	(98,920)	256,516	(45,294)
Total realized gains (losses) on investments	(71,843)	805,088	(301,394)	(313,514)
Change in net unrealized appreciation (depreciation)
of investments	850,780	529,233	429,870	2,788,311
Net gains (losses) on investments	848,348	1,235,401	384,992	2,429,503
Net increase (decrease) in net assets resulting from operations	848,348	1,235,401	384,992	2,429,503
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,124,436	163,488	2,442,314	1,046,904
Administration charges	(10,684)	(981)	(16,866)	(12,180)
Contingent sales charges	(940)	(554)	(3,239)	(1,311)
Contract terminations	(54,311)	(663,762)	(568,652)	(102,418)
Death benefit payments	—	(92,934)	(25,436)	(6,838)
Flexible withdrawal option payments	(43,912)	(48,992)	(90,520)	(39,480)
Transfers to other contracts	(560,634)	(379,215)	(780,249)	(562,037)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,453,955	(1,022,950)	957,352	322,640
Total increase (decrease)	2,302,303	212,451	1,342,344	2,752,143
Net assets as of December 31, 2023	$7,327,074	$8,251,499	$9,565,319	$7,225,641
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	LargeCap Growth Account I - Class 1	LargeCap S&P 500 Index Account - Class 1	LargeCap S&P 500 Index Account - Class 2	MFS® International Intrinsic Value Portfolio - Service Class
Net assets as of January 1, 2022	$210,316,503	$115,615,572	$46,636,053	$10,791,311

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,888,779)	(24,654)	147,474	(47,554)
Total realized gains (losses) on investments	21,594,557	15,977,452	5,073,740	391,149
Change in net unrealized appreciation (depreciation)
of investments	(91,733,925)	(37,610,249)	(14,501,852)	(3,081,933)
Net gains (losses) on investments	(72,028,147)	(21,657,451)	(9,280,638)	(2,738,338)
Net increase (decrease) in net assets resulting from operations	(72,028,147)	(21,657,451)	(9,280,638)	(2,738,338)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,363,200	4,778,399	11,561,017	1,319,300
Administration charges	(55,946)	(26,132)	(71,187)	(8,474)
Contingent sales charges	(11,195)	(12,884)	(12,094)	(1,443)
Contract terminations	(9,600,090)	(7,645,440)	(807,520)	(377,096)
Death benefit payments	(1,179,401)	(908,698)	(229,925)	(3,473)
Flexible withdrawal option payments	(1,698,172)	(1,417,295)	(368,812)	(50,366)
Transfers to other contracts	(6,063,376)	(4,958,512)	(5,383,868)	(1,798,774)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(12,244,980)	(10,190,562)	4,687,611	(920,326)
Total increase (decrease)	(84,273,127)	(31,848,013)	(4,593,027)	(3,658,664)
Net assets as of December 31, 2022	126,043,376	83,767,559	42,043,026	7,132,647

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,761,615)	105,068	220,823	(39,564)
Total realized gains (losses) on investments	10,616,300	8,988,656	2,517,933	646,803
Change in net unrealized appreciation (depreciation)
of investments	36,985,233	9,656,608	7,636,573	501,901
Net gains (losses) on investments	45,839,918	18,750,332	10,375,329	1,109,140
Net increase (decrease) in net assets resulting from operations	45,839,918	18,750,332	10,375,329	1,109,140
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,772,510	3,456,898	10,014,223	986,050
Administration charges	(60,495)	(30,876)	(91,363)	(10,763)
Contingent sales charges	(19,059)	(17,806)	(55,585)	(2,651)
Contract terminations	(14,157,243)	(11,333,825)	(3,264,687)	(996,345)
Death benefit payments	(1,230,534)	(943,663)	(112,566)	(34,762)
Flexible withdrawal option payments	(1,640,173)	(1,185,266)	(405,650)	(39,571)
Transfers to other contracts	(4,424,800)	(3,438,905)	(6,180,739)	(480,888)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(17,759,794)	(13,493,443)	(96,367)	(578,930)
Total increase (decrease)	28,080,124	5,256,889	10,278,962	530,210
Net assets as of December 31, 2023	$154,123,500	$89,024,448	$52,321,988	$7,662,857
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	MFS® New Discovery Series - Service Class	MFS® Utilities Series - Service Class	MFS® Value Series - Service Class	MidCap Account - Class 1
Net assets as of January 1, 2022	$7,906,838	$16,805,569	$4,416,030	$369,568,432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56,596)	183,512	(10,560)	(3,129,185)
Total realized gains (losses) on investments	1,691,920	1,337,658	398,644	31,346,388
Change in net unrealized appreciation (depreciation)
of investments	(4,123,470)	(1,690,485)	(734,831)	(115,349,867)
Net gains (losses) on investments	(2,488,146)	(169,315)	(346,747)	(87,132,664)
Net increase (decrease) in net assets resulting from operations	(2,488,146)	(169,315)	(346,747)	(87,132,664)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,068,055	3,942,760	1,086,995	9,076,207
Administration charges	(10,848)	(11,898)	(150)	(126,733)
Contingent sales charges	(822)	(4,194)	(1,045)	(25,777)
Contract terminations	(87,464)	(1,059,576)	(422,638)	(20,539,191)
Death benefit payments	(43,995)	(107,630)	(72,352)	(3,533,564)
Flexible withdrawal option payments	(66,170)	(192,303)	(54,494)	(4,027,643)
Transfers to other contracts	(971,556)	(2,193,085)	(595,029)	(8,439,005)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(112,800)	374,074	(58,713)	(27,615,706)
Total increase (decrease)	(2,600,946)	204,759	(405,460)	(114,748,370)
Net assets as of December 31, 2022	5,305,892	17,010,328	4,010,570	254,820,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50,999)	318,863	(3,519)	(3,350,811)
Total realized gains (losses) on investments	(735,727)	1,297,902	302,506	7,563,672
Change in net unrealized appreciation (depreciation)
of investments	1,462,500	(2,202,972)	(146,656)	53,233,826
Net gains (losses) on investments	675,774	(586,207)	152,331	57,446,687
Net increase (decrease) in net assets resulting from operations	675,774	(586,207)	152,331	57,446,687
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	696,347	1,253,143	270,674	4,283,695
Administration charges	(12,377)	(14,998)	(90)	(147,209)
Contingent sales charges	(3,246)	(6,888)	(2,828)	(34,918)
Contract terminations	(401,258)	(1,913,835)	(1,363,840)	(28,184,786)
Death benefit payments	(62,905)	(114,299)	—	(2,582,482)
Flexible withdrawal option payments	(55,021)	(166,162)	(43,986)	(3,385,712)
Transfers to other contracts	(516,915)	(1,936,255)	(181,880)	(7,492,683)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(355,375)	(2,899,294)	(1,321,950)	(37,544,095)
Total increase (decrease)	320,399	(3,485,501)	(1,169,619)	19,902,592
Net assets as of December 31, 2023	$5,626,291	$13,524,827	$2,840,951	$274,722,654
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	MidCap Account - Class 2	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares	Neuberger Berman AMT Sustainable Equity Portfolio - S Class Shares
Net assets as of January 1, 2022	$13,298,615	$4,638,714	$6,992,997	$99,217

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(101,215)	(37,087)	(52,946)	(779)
Total realized gains (losses) on investments	1,456,349	748,564	701,728	14,019
Change in net unrealized appreciation (depreciation)
of investments	(4,827,479)	(2,024,564)	(1,928,108)	(36,626)
Net gains (losses) on investments	(3,472,345)	(1,313,087)	(1,279,326)	(23,386)
Net increase (decrease) in net assets resulting from operations	(3,472,345)	(1,313,087)	(1,279,326)	(23,386)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,625,417	346,153	196,770	121,806
Administration charges	(21,998)	(5,570)	(8,272)	(179)
Contingent sales charges	(3,072)	(919)	(1,949)	—
Contract terminations	(145,494)	(320,339)	(787,866)	—
Death benefit payments	(122,642)	(22,103)	(146,155)	—
Flexible withdrawal option payments	(119,206)	(37,695)	(69,340)	(1,577)
Transfers to other contracts	(1,695,211)	(371,126)	(197,471)	(2,325)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	4,517,794	(411,599)	(1,014,283)	117,725
Total increase (decrease)	1,045,449	(1,724,686)	(2,293,609)	94,339
Net assets as of December 31, 2022	14,344,064	2,914,028	4,699,388	193,556

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(127,506)	(32,301)	(50,119)	(2,117)
Total realized gains (losses) on investments	299,546	(150,437)	245,080	7,715
Change in net unrealized appreciation (depreciation)
of investments	3,575,307	632,050	834,670	65,350
Net gains (losses) on investments	3,747,347	449,312	1,029,631	70,948
Net increase (decrease) in net assets resulting from operations	3,747,347	449,312	1,029,631	70,948
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,562,548	211,813	34,509	195,253
Administration charges	(35,677)	(6,110)	(9,367)	(584)
Contingent sales charges	(9,814)	(1,030)	(1,849)	(11)
Contract terminations	(550,777)	(381,034)	(891,762)	(469)
Death benefit payments	(31,655)	—	(15,518)	—
Flexible withdrawal option payments	(129,647)	(33,642)	(64,628)	(1,492)
Transfers to other contracts	(1,605,197)	(204,737)	(317,256)	(7,400)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,199,781	(414,740)	(1,265,871)	185,297
Total increase (decrease)	4,947,128	34,572	(236,240)	256,245
Net assets as of December 31, 2023	$19,291,192	$2,948,600	$4,463,148	$449,801
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	PIMCO VIT All Asset Portfolio - Administrative Class	PIMCO VIT All Asset Portfolio - Advisor Class	PIMCO VIT Commodity RealReturn® Strategy Portfolio - M Class	PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class
Net assets as of January 1, 2022	$2,317,141	$265,218	$422,876	$293,056

Increase (decrease) in net assets
Operations:
Net investment income (loss)	114,635	26,345	171,827	24,773
Total realized gains (losses) on investments	181,882	17,963	27,765	(20,732)
Change in net unrealized appreciation (depreciation)
of investments	(566,047)	(100,609)	(221,930)	(90,814)
Net gains (losses) on investments	(269,530)	(56,301)	(22,338)	(86,773)
Net increase (decrease) in net assets resulting from operations	(269,530)	(56,301)	(22,338)	(86,773)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	98,755	214,329	898,495	627,230
Administration charges	(30)	(1,232)	(892)	(1,402)
Contingent sales charges	(664)	(60)	(20)	(122)
Contract terminations	(268,482)	(2,835)	(951)	(5,768)
Death benefit payments	(97,309)	(11,313)	—	—
Flexible withdrawal option payments	(45,497)	(6,886)	(2,731)	(5,552)
Transfers to other contracts	(100,030)	(82,389)	(443,067)	(71,953)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(413,257)	109,614	450,834	542,433
Total increase (decrease)	(682,787)	53,313	428,496	455,660
Net assets as of December 31, 2022	1,634,354	318,531	851,372	748,716

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21,938	6,482	117,574	37,053
Total realized gains (losses) on investments	(86,009)	(10,099)	(297,717)	(34,488)
Change in net unrealized appreciation (depreciation)
of investments	153,836	26,307	114,999	77,081
Net gains (losses) on investments	89,765	22,690	(65,144)	79,646
Net increase (decrease) in net assets resulting from operations	89,765	22,690	(65,144)	79,646
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	41,359	31,307	82,028	163,521
Administration charges	(30)	(1,457)	(877)	(2,346)
Contingent sales charges	(306)	(31)	(2,321)	(451)
Contract terminations	(147,742)	(15,525)	(109,872)	(19,874)
Death benefit payments	(2,113)	—	—	—
Flexible withdrawal option payments	(28,926)	(7,862)	(2,956)	(8,547)
Transfers to other contracts	(278,321)	(9,304)	(452,820)	(103,111)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(416,079)	(2,872)	(486,818)	29,192
Total increase (decrease)	(326,314)	19,818	(551,962)	108,838
Net assets as of December 31, 2023	$1,308,040	$338,349	$299,410	$857,554
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	PIMCO VIT High Yield Portfolio - Administrative Class	PIMCO VIT Low Duration Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1
Net assets as of January 1, 2022	$23,370,194	$4,900,906	$30,374,822	$101,111,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	828,233	42,175	412,796	(467,495)
Total realized gains (losses) on investments	(402,175)	(97,269)	(834,374)	14,081,637
Change in net unrealized appreciation (depreciation)
of investments	(3,156,439)	(300,858)	(4,198,372)	(30,821,805)
Net gains (losses) on investments	(2,730,381)	(355,952)	(4,619,950)	(17,207,663)
Net increase (decrease) in net assets resulting from operations	(2,730,381)	(355,952)	(4,619,950)	(17,207,663)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,916,599	3,326,588	5,711,921	2,832,994
Administration charges	(19,928)	(10,888)	(25,473)	(78,638)
Contingent sales charges	(5,197)	(709)	(8,732)	(10,878)
Contract terminations	(1,291,575)	(112,049)	(2,261,411)	(5,437,529)
Death benefit payments	(163,903)	(16,237)	(429,128)	(1,505,919)
Flexible withdrawal option payments	(284,561)	(69,707)	(440,176)	(1,552,468)
Transfers to other contracts	(2,970,749)	(2,255,750)	(3,141,572)	(5,323,534)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(819,314)	861,248	(594,571)	(11,075,972)
Total increase (decrease)	(3,549,695)	505,296	(5,214,521)	(28,283,635)
Net assets as of December 31, 2022	19,820,499	5,406,202	25,160,301	72,828,065

Increase (decrease) in net assets
Operations:
Net investment income (loss)	899,931	160,081	642,987	(408,583)
Total realized gains (losses) on investments	(484,959)	(82,333)	(868,226)	8,907,865
Change in net unrealized appreciation (depreciation)
of investments	1,671,758	163,780	1,429,717	7,096,588
Net gains (losses) on investments	2,086,730	241,528	1,204,478	15,595,870
Net increase (decrease) in net assets resulting from operations	2,086,730	241,528	1,204,478	15,595,870
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,120,032	3,341,323	4,048,425	1,544,949
Administration charges	(24,579)	(14,737)	(35,218)	(96,575)
Contingent sales charges	(8,476)	(3,619)	(13,503)	(13,278)
Contract terminations	(2,208,373)	(280,527)	(2,516,871)	(7,769,419)
Death benefit payments	(103,208)	—	(137,166)	(680,808)
Flexible withdrawal option payments	(243,587)	(55,784)	(368,615)	(1,378,652)
Transfers to other contracts	(1,843,950)	(2,184,914)	(1,673,870)	(3,981,366)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,312,141)	801,742	(696,818)	(12,375,149)
Total increase (decrease)	774,589	1,043,270	507,660	3,220,721
Net assets as of December 31, 2023	$20,595,088	$6,449,472	$25,667,961	$76,048,786
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Principal Capital Appreciation Account - Class 2	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1
Net assets as of January 1, 2022	$12,807,579	$75,498,375	$59,022,903	$16,395,629

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17,750)	1,126,765	666,473	222,645
Total realized gains (losses) on investments	1,645,259	4,535,331	3,360,909	1,129,682
Change in net unrealized appreciation (depreciation)
of investments	(3,904,785)	(17,062,765)	(14,404,495)	(4,412,949)
Net gains (losses) on investments	(2,277,276)	(11,400,669)	(10,377,113)	(3,060,622)
Net increase (decrease) in net assets resulting from operations	(2,277,276)	(11,400,669)	(10,377,113)	(3,060,622)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,341,995	859,168	1,090,594	338,235
Administration charges	(22,245)	(177,800)	(160,404)	(5,314)
Contingent sales charges	(2,682)	(10,206)	(11,554)	(4,557)
Contract terminations	(267,156)	(4,377,154)	(4,434,479)	(1,761,002)
Death benefit payments	(56,604)	(902,961)	(620,149)	—
Flexible withdrawal option payments	(78,197)	(2,488,270)	(1,019,763)	(34,566)
Transfers to other contracts	(1,028,981)	(2,746,608)	(2,664,364)	(833,894)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	886,130	(9,843,831)	(7,820,119)	(2,301,098)
Total increase (decrease)	(1,391,146)	(21,244,500)	(18,197,232)	(5,361,720)
Net assets as of December 31, 2022	11,416,433	54,253,875	40,825,671	11,033,909

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,724)	615,620	153,032	(3,503)
Total realized gains (losses) on investments	1,051,513	(310,504)	836,391	378,884
Change in net unrealized appreciation (depreciation)
of investments	1,730,777	4,980,241	4,222,761	1,367,460
Net gains (losses) on investments	2,768,566	5,285,357	5,212,184	1,742,841
Net increase (decrease) in net assets resulting from operations	2,768,566	5,285,357	5,212,184	1,742,841
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,894,746	622,341	972,826	268,016
Administration charges	(30,623)	(209,882)	(194,208)	(5,884)
Contingent sales charges	(2,921)	(10,523)	(7,249)	(2,055)
Contract terminations	(410,392)	(5,594,108)	(3,582,974)	(1,143,318)
Death benefit payments	(4,445)	(650,121)	(549,562)	(41,073)
Flexible withdrawal option payments	(82,280)	(2,189,657)	(844,580)	(21,651)
Transfers to other contracts	(1,456,897)	(936,985)	(571,115)	(108,566)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(92,812)	(8,968,935)	(4,776,862)	(1,054,531)
Total increase (decrease)	2,675,754	(3,683,578)	435,322	688,310
Net assets as of December 31, 2023	$14,092,187	$50,570,297	$41,260,993	$11,722,219
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Principal LifeTime 2050 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1	U.S. LargeCap Buffer April Account - Class 2	U.S. LargeCap Buffer January Account - Class 2
Net assets as of January 1, 2022	$11,673,751	$9,167,218	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	194,171	132,187	—	(1,330)
Total realized gains (losses) on investments	901,874	231,576	—	—
Change in net unrealized appreciation (depreciation)
of investments	(3,324,175)	(1,597,979)	—	—
Net gains (losses) on investments	(2,228,130)	(1,234,216)	—	(1,330)
Net increase (decrease) in net assets resulting from operations	(2,228,130)	(1,234,216)	—	(1,330)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	76,514	164,404	—	25,600,448
Administration charges	(6,531)	(13,315)	—	—
Contingent sales charges	(3,944)	(2,010)	—	—
Contract terminations	(1,506,391)	(843,722)	—	—
Death benefit payments	—	(154,844)	—	—
Flexible withdrawal option payments	(68,825)	(373,021)	—	—
Transfers to other contracts	(44,760)	(529,151)	—	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,553,937)	(1,751,659)	—	25,600,448
Total increase (decrease)	(3,782,067)	(2,985,875)	—	25,599,118
Net assets as of December 31, 2022	7,891,684	6,181,343	—	25,599,118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17,000)	14,579	(121,982)	(91,928)
Total realized gains (losses) on investments	444,560	(205,979)	5,211,820	3,436,460
Change in net unrealized appreciation (depreciation)
of investments	880,486	1,158,643	(328,216)	(286,068)
Net gains (losses) on investments	1,308,046	967,243	4,761,622	3,058,464
Net increase (decrease) in net assets resulting from operations	1,308,046	967,243	4,761,622	3,058,464
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	84,595	10,781,101	64,814,948	58,107,428
Administration charges	(5,435)	(27,162)	(81,960)	(60,220)
Contingent sales charges	(3,038)	(1,868)	(7,860)	(6,996)
Contract terminations	(1,619,013)	(1,159,099)	(1,134,590)	(536,934)
Death benefit payments	—	(227,828)	(10,286)	(107,079)
Flexible withdrawal option payments	(47,129)	(693,531)	(51,401)	(40,273)
Transfers to other contracts	(113,779)	(108,754)	(46,700,182)	(27,673,303)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,703,799)	8,562,859	16,828,669	29,682,623
Total increase (decrease)	(395,753)	9,530,102	21,590,291	32,741,087
Net assets as of December 31, 2023	$7,495,931	$15,711,445	$21,590,291	$58,340,205
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	U.S. LargeCap Buffer July Account - Class 2	U.S. LargeCap Buffer October Account - Class 2	Real Estate Securities Account - Class 1	Real Estate Securities Account - Class 2
Net assets as of January 1, 2022	$—	$—	$68,804,820	$11,374,862

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17,958)	(13,925)	(79,341)	22,289
Total realized gains (losses) on investments	84,828	506,514	3,742,269	610,792
Change in net unrealized appreciation (depreciation)
of investments	14,061	557,298	(20,915,292)	(3,729,425)
Net gains (losses) on investments	80,931	1,049,887	(17,252,364)	(3,096,344)
Net increase (decrease) in net assets resulting from operations	80,931	1,049,887	(17,252,364)	(3,096,344)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	29,064,266	25,418,652	2,210,829	2,823,488
Administration charges	(18,142)	(4,698)	(7,269)	(19,985)
Contingent sales charges	(2,999)	(18)	(7,785)	(2,286)
Contract terminations	(164,177)	(868)	(4,180,611)	(292,283)
Death benefit payments	—	—	(629,911)	(45,590)
Flexible withdrawal option payments	(26,156)	(32,182)	(675,299)	(62,772)
Transfers to other contracts	(3,715,350)	(9,520,417)	(3,491,790)	(1,518,268)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	25,137,442	15,860,469	(6,781,836)	882,304
Total increase (decrease)	25,218,373	16,910,356	(24,034,200)	(2,214,040)
Net assets as of December 31, 2022	25,218,373	16,910,356	44,770,620	9,160,822

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(170,461)	(86,162)	258,461	90,256
Total realized gains (losses) on investments	5,842,681	2,719,877	(381,666)	163,594
Change in net unrealized appreciation (depreciation)
of investments	1,393,487	527,165	4,916,737	871,382
Net gains (losses) on investments	7,065,707	3,160,880	4,793,532	1,125,232
Net increase (decrease) in net assets resulting from operations	7,065,707	3,160,880	4,793,532	1,125,232
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	82,958,069	10,799,428	2,074,624	1,305,552
Administration charges	(141,125)	(79,574)	(7,284)	(25,083)
Contingent sales charges	(13,520)	(5,748)	(9,540)	(5,418)
Contract terminations	(1,047,428)	(747,225)	(5,975,155)	(487,893)
Death benefit payments	(174,006)	(109,430)	(407,574)	(15,165)
Flexible withdrawal option payments	(107,960)	(52,582)	(498,239)	(68,308)
Transfers to other contracts	(59,529,128)	(11,068,339)	(1,686,978)	(543,408)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	21,944,902	(1,263,470)	(6,510,146)	160,277
Total increase (decrease)	29,010,609	1,897,410	(1,716,614)	1,285,509
Net assets as of December 31, 2023	$54,228,982	$18,807,766	$43,054,006	$10,446,331
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	Rydex VI Basic Materials Fund	Rydex VI Commodities Strategy Fund	Rydex VI NASDAQ 100 Fund	SAM Balanced Portfolio - Class 1
Net assets as of January 1, 2022	$798,907	$1,261,500	$14,216,715	$414,419,215

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,607)	141,545	(88,215)	3,229,122
Total realized gains (losses) on investments	74,852	412,243	931,317	40,939,034
Change in net unrealized appreciation (depreciation)
of investments	(162,605)	(386,473)	(5,672,142)	(113,778,798)
Net gains (losses) on investments	(90,360)	167,315	(4,829,040)	(69,610,642)
Net increase (decrease) in net assets resulting from operations	(90,360)	167,315	(4,829,040)	(69,610,642)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	167,154	3,651,912	2,125,239	6,101,069
Administration charges	(964)	(2,794)	(19,563)	(1,469,211)
Contingent sales charges	(18)	(584)	(5,644)	(44,813)
Contract terminations	(831)	(401,327)	(409,613)	(20,392,980)
Death benefit payments	—	—	(120,950)	(3,609,752)
Flexible withdrawal option payments	(2,281)	(36,825)	(53,607)	(11,439,366)
Transfers to other contracts	(197,851)	(2,005,605)	(1,976,190)	(9,598,529)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(34,791)	1,204,777	(460,328)	(40,453,582)
Total increase (decrease)	(125,151)	1,372,092	(5,289,368)	(110,064,224)
Net assets as of December 31, 2022	673,756	2,633,592	8,927,347	304,354,991

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,366)	175,475	(88,163)	2,883,377
Total realized gains (losses) on investments	8,877	(338,838)	350,411	3,009,556
Change in net unrealized appreciation (depreciation)
of investments	50,047	(14,987)	4,060,770	34,492,852
Net gains (losses) on investments	52,558	(178,350)	4,323,018	40,385,785
Net increase (decrease) in net assets resulting from operations	52,558	(178,350)	4,323,018	40,385,785
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	107,480	471,278	706,499	4,139,168
Administration charges	(1,329)	(2,923)	(23,469)	(1,869,724)
Contingent sales charges	(1,098)	(2,999)	(9,102)	(44,754)
Contract terminations	(55,503)	(333,505)	(932,328)	(24,979,828)
Death benefit payments	—	—	(79,564)	(4,209,789)
Flexible withdrawal option payments	(5,110)	(27,395)	(51,331)	(10,442,534)
Transfers to other contracts	(5,367)	(1,179,041)	(1,220,004)	(5,486,283)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	39,073	(1,074,585)	(1,609,299)	(42,893,744)
Total increase (decrease)	91,631	(1,252,935)	2,713,719	(2,507,959)
Net assets as of December 31, 2023	$765,387	$1,380,657	$11,641,066	$301,847,032
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	SAM Balanced Portfolio - Class 2	SAM Conservative Balanced Portfolio - Class 1	SAM Conservative Balanced Portfolio - Class 2	SAM Conservative Growth Portfolio - Class 1
Net assets as of January 1, 2022	$38,820,113	$95,296,005	$16,588,125	$87,461,092

Increase (decrease) in net assets
Operations:
Net investment income (loss)	501,408	758,795	228,919	466,064
Total realized gains (losses) on investments	4,833,607	6,200,107	1,289,766	8,502,381
Change in net unrealized appreciation (depreciation)
of investments	(12,237,443)	(21,299,338)	(4,237,084)	(25,193,733)
Net gains (losses) on investments	(6,902,428)	(14,340,436)	(2,718,399)	(16,225,288)
Net increase (decrease) in net assets resulting from operations	(6,902,428)	(14,340,436)	(2,718,399)	(16,225,288)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	8,385,992	2,290,218	3,984,654	2,799,618
Administration charges	(62,008)	(196,337)	(34,276)	(6,190)
Contingent sales charges	(12,290)	(16,030)	(12,950)	(14,607)
Contract terminations	(898,711)	(6,989,723)	(1,293,369)	(6,190,671)
Death benefit payments	(228,632)	(1,932,774)	(74,978)	(1,145,373)
Flexible withdrawal option payments	(592,867)	(2,359,828)	(255,091)	(1,157,967)
Transfers to other contracts	(2,464,804)	(2,724,756)	(1,737,108)	(2,871,342)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	4,126,680	(11,929,230)	576,882	(8,586,532)
Total increase (decrease)	(2,775,748)	(26,269,666)	(2,141,517)	(24,811,820)
Net assets as of December 31, 2022	36,044,365	69,026,339	14,446,608	62,649,272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	506,818	919,966	286,650	208,817
Total realized gains (losses) on investments	784,865	(1,763,948)	(84,907)	4,191,393
Change in net unrealized appreciation (depreciation)
of investments	3,880,189	7,328,102	1,387,920	5,549,861
Net gains (losses) on investments	5,171,872	6,484,120	1,589,663	9,950,071
Net increase (decrease) in net assets resulting from operations	5,171,872	6,484,120	1,589,663	9,950,071
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,085,587	2,123,731	1,826,998	2,098,032
Administration charges	(88,861)	(235,191)	(38,545)	(5,741)
Contingent sales charges	(18,994)	(14,028)	(10,712)	(20,305)
Contract terminations	(2,804,182)	(7,069,216)	(957,795)	(10,690,121)
Death benefit payments	(100,765)	(2,352,548)	(45,812)	(317,411)
Flexible withdrawal option payments	(494,845)	(2,053,052)	(261,608)	(831,646)
Transfers to other contracts	(1,593,563)	(1,721,061)	(293,873)	(3,055,841)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,015,623)	(11,321,365)	218,653	(12,823,033)
Total increase (decrease)	3,156,249	(4,837,245)	1,808,316	(2,872,962)
Net assets as of December 31, 2023	$39,200,614	$64,189,094	$16,254,924	$59,776,310
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	SAM Conservative Growth Portfolio - Class 2	SAM Flexible Income Portfolio - Class 1	SAM Flexible Income Portfolio - Class 2	SAM Strategic Growth Portfolio - Class 1
Net assets as of January 1, 2022	$29,662,831	$106,959,642	$33,155,068	$55,573,185

Increase (decrease) in net assets
Operations:
Net investment income (loss)	253,440	1,231,893	503,266	303,413
Total realized gains (losses) on investments	3,005,319	3,610,701	1,215,839	5,591,609
Change in net unrealized appreciation (depreciation)
of investments	(8,839,496)	(19,432,628)	(6,478,048)	(16,633,087)
Net gains (losses) on investments	(5,580,737)	(14,590,034)	(4,758,943)	(10,738,065)
Net increase (decrease) in net assets resulting from operations	(5,580,737)	(14,590,034)	(4,758,943)	(10,738,065)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,279,806	2,966,341	6,718,937	4,467,136
Administration charges	(65,076)	(93,460)	(63,369)	(5,208)
Contingent sales charges	(17,483)	(19,395)	(8,273)	(11,778)
Contract terminations	(1,275,510)	(9,094,915)	(926,311)	(5,012,434)
Death benefit payments	(234,148)	(2,626,719)	(295,682)	(249,080)
Flexible withdrawal option payments	(233,800)	(3,109,897)	(399,356)	(486,062)
Transfers to other contracts	(1,570,179)	(6,448,351)	(8,222,898)	(3,981,235)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(116,390)	(18,426,396)	(3,196,952)	(5,278,661)
Total increase (decrease)	(5,697,127)	(33,016,430)	(7,955,895)	(16,016,726)
Net assets as of December 31, 2022	23,965,704	73,943,212	25,199,173	39,556,459

Increase (decrease) in net assets
Operations:
Net investment income (loss)	203,528	1,276,456	623,585	(4,724)
Total realized gains (losses) on investments	1,164,745	(3,157,229)	(847,181)	2,348,153
Change in net unrealized appreciation (depreciation)
of investments	2,919,538	6,986,384	2,317,377	5,106,399
Net gains (losses) on investments	4,287,811	5,105,611	2,093,781	7,449,828
Net increase (decrease) in net assets resulting from operations	4,287,811	5,105,611	2,093,781	7,449,828
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,189,506	1,804,654	4,192,636	3,716,994
Administration charges	(85,559)	(109,416)	(65,858)	(5,430)
Contingent sales charges	(16,970)	(17,297)	(18,121)	(11,248)
Contract terminations	(2,915,422)	(9,625,831)	(1,472,394)	(5,679,528)
Death benefit payments	(22,286)	(1,264,779)	(140,253)	(54,476)
Flexible withdrawal option payments	(198,829)	(2,531,989)	(390,989)	(403,694)
Transfers to other contracts	(1,484,275)	(2,018,095)	(1,857,671)	(3,279,496)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(533,835)	(13,762,753)	247,350	(5,716,878)
Total increase (decrease)	3,753,976	(8,657,142)	2,341,131	1,732,950
Net assets as of December 31, 2023	$27,719,680	$65,286,070	$27,540,304	$41,289,409
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	SAM Strategic Growth Portfolio - Class 2	Short-Term Income Account - Class 1	SmallCap Account - Class 1	SmallCap Account - Class 2
Net assets as of January 1, 2022	$23,377,291	$64,485,405	$100,279,428	$5,281,838

Increase (decrease) in net assets
Operations:
Net investment income (loss)	203,352	(131,568)	(1,003,219)	(38,914)
Total realized gains (losses) on investments	2,568,964	(732,767)	14,543,956	838,941
Change in net unrealized appreciation (depreciation)
of investments	(7,313,619)	(2,069,485)	(34,659,149)	(1,975,684)
Net gains (losses) on investments	(4,541,303)	(2,933,820)	(21,118,412)	(1,175,657)
Net increase (decrease) in net assets resulting from operations	(4,541,303)	(2,933,820)	(21,118,412)	(1,175,657)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,997,395	4,093,929	3,021,170	956,624
Administration charges	(26,154)	(135,681)	(37,076)	(8,854)
Contingent sales charges	(4,999)	(13,399)	(8,989)	(1,159)
Contract terminations	(2,352,240)	(5,188,321)	(6,601,941)	(294,662)
Death benefit payments	(240,490)	(912,275)	(777,141)	(8,299)
Flexible withdrawal option payments	(150,840)	(2,189,512)	(1,213,856)	(29,031)
Transfers to other contracts	(893,615)	(9,057,753)	(3,284,753)	(292,207)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,670,943)	(13,403,012)	(8,902,586)	322,412
Total increase (decrease)	(6,212,246)	(16,336,832)	(30,020,998)	(853,245)
Net assets as of December 31, 2022	17,165,045	48,148,573	70,258,430	4,428,593

Increase (decrease) in net assets
Operations:
Net investment income (loss)	77,366	179,563	(711,942)	(35,809)
Total realized gains (losses) on investments	714,961	(379,175)	(401,359)	(33,076)
Change in net unrealized appreciation (depreciation)
of investments	2,660,581	2,042,284	10,326,896	692,001
Net gains (losses) on investments	3,452,908	1,842,672	9,213,595	623,116
Net increase (decrease) in net assets resulting from operations	3,452,908	1,842,672	9,213,595	623,116
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,265,491	3,857,256	2,612,833	561,360
Administration charges	(27,307)	(159,657)	(44,751)	(11,645)
Contingent sales charges	(7,659)	(16,695)	(10,397)	(3,775)
Contract terminations	(1,736,845)	(5,702,248)	(7,666,893)	(338,160)
Death benefit payments	(180,639)	(935,092)	(616,023)	(14,247)
Flexible withdrawal option payments	(127,308)	(1,936,340)	(1,002,540)	(39,340)
Transfers to other contracts	(328,750)	(2,696,161)	(2,244,475)	(310,933)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(143,017)	(7,588,937)	(8,972,246)	(156,740)
Total increase (decrease)	3,309,891	(5,746,265)	241,349	466,376
Net assets as of December 31, 2023	$20,474,936	$42,402,308	$70,499,779	$4,894,969
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	The Merger Fund VL	TOPS® Aggressive Growth ETF Portfolio - Investor Class Shares
Net assets as of January 1, 2022	$43,230,327	$26,785,423	$401,354	$1,181,722

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(367,317)	(297,512)	2,826	980
Total realized gains (losses) on investments	2,476,462	1,281,644	1,522	7,430
Change in net unrealized appreciation (depreciation)
of investments	(19,446,984)	(4,747,224)	(4,295)	(209,283)
Net gains (losses) on investments	(17,337,839)	(3,763,092)	53	(200,873)
Net increase (decrease) in net assets resulting from operations	(17,337,839)	(3,763,092)	53	(200,873)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,885,052	1,115,314	40,589	69,373
Administration charges	(37,914)	(5,848)	(957)	(2,178)
Contingent sales charges	(10,450)	(5,511)	(128)	(42)
Contract terminations	(2,276,275)	(2,228,422)	(13,198)	(1,968)
Death benefit payments	(132,198)	(195,453)	—	—
Flexible withdrawal option payments	(316,405)	(242,202)	(1,437)	(1,200)
Transfers to other contracts	(3,574,822)	(1,818,451)	(38,620)	(30,009)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	536,988	(3,380,573)	(13,751)	33,976
Total increase (decrease)	(16,800,851)	(7,143,665)	(13,698)	(166,897)
Net assets as of December 31, 2022	26,429,476	19,641,758	387,656	1,014,825

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(345,362)	(245,886)	2,954	494
Total realized gains (losses) on investments	1,684,797	1,716,927	25,033	16,975
Change in net unrealized appreciation (depreciation)
of investments	10,720,792	(1,339,766)	(16,776)	144,404
Net gains (losses) on investments	12,060,227	131,275	11,211	161,873
Net increase (decrease) in net assets resulting from operations	12,060,227	131,275	11,211	161,873
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	5,738,784	678,924	41,133	56,510
Administration charges	(48,115)	(6,848)	(1,098)	(2,832)
Contingent sales charges	(26,149)	(5,877)	(522)	(1,429)
Contract terminations	(4,662,845)	(2,834,027)	(76,337)	(70,220)
Death benefit payments	(137,900)	(111,722)	—	—
Flexible withdrawal option payments	(318,138)	(198,938)	(3,358)	(2,468)
Transfers to other contracts	(3,594,510)	(859,516)	(31,710)	(18,383)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(3,048,873)	(3,338,004)	(71,892)	(38,822)
Total increase (decrease)	9,011,354	(3,206,729)	(60,681)	123,051
Net assets as of December 31, 2023	$35,440,830	$16,435,029	$326,975	$1,137,876
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	TOPS® Balanced ETF Portfolio - Investor Class Shares	TOPS® Conservative ETF Portfolio - Investor Class Shares	TOPS® Growth ETF Portfolio - Investor Class Shares	TOPS® Moderate Growth ETF Portfolio - Investor Class Shares
Net assets as of January 1, 2022	$2,083,501	$1,216,205	$1,395,333	$514,878

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,309	5,900	1,601	4,132
Total realized gains (losses) on investments	54,313	25,089	52,214	12,219
Change in net unrealized appreciation (depreciation)
of investments	(326,110)	(164,674)	(262,371)	(93,215)
Net gains (losses) on investments	(258,488)	(133,685)	(208,556)	(76,864)
Net increase (decrease) in net assets resulting from operations	(258,488)	(133,685)	(208,556)	(76,864)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	666,003	299,084	144,859	266,845
Administration charges	(197)	(443)	(2,510)	(1,251)
Contingent sales charges	(1,460)	(500)	(34)	(14)
Contract terminations	(90,469)	(27,557)	(1,615)	(676)
Death benefit payments	(163,052)	—	(104,573)	—
Flexible withdrawal option payments	(9,254)	(1,148)	(9,446)	(6,153)
Transfers to other contracts	(46,111)	(98,865)	(249,851)	(35,992)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	355,460	170,571	(223,170)	222,759
Total increase (decrease)	96,972	36,886	(431,726)	145,895
Net assets as of December 31, 2022	2,180,473	1,253,091	963,607	660,773

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25,429	13,306	4,900	4,243
Total realized gains (losses) on investments	66,515	33,792	40,131	17,009
Change in net unrealized appreciation (depreciation)
of investments	191,632	59,605	150,025	66,604
Net gains (losses) on investments	283,576	106,703	195,056	87,856
Net increase (decrease) in net assets resulting from operations	283,576	106,703	195,056	87,856
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,001,105	293,737	614,923	298,284
Administration charges	(954)	(712)	(3,139)	(1,808)
Contingent sales charges	(1,558)	(82)	(138)	(293)
Contract terminations	(71,493)	(3,616)	(48,478)	(19,656)
Death benefit payments	—	—	(28,462)	(27,170)
Flexible withdrawal option payments	(21,471)	(1,923)	(26,919)	(10,784)
Transfers to other contracts	(291,017)	(158,271)	(10,335)	(22,033)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	614,612	129,133	497,452	216,540
Total increase (decrease)	898,188	235,836	692,508	304,396
Net assets as of December 31, 2023	$3,078,661	$1,488,927	$1,656,115	$965,169
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2023 and 2022

	VanEck VIP Trust Global Gold Fund - Class S Shares	VanEck VIP Trust Global Resources Fund - Class S Shares
Net assets as of January 1, 2022	$—	$4,588,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,370)	13,444
Total realized gains (losses) on investments	(5,529)	350,676
Change in net unrealized appreciation (depreciation)
of investments	16,782	(144,999)
Net gains (losses) on investments	9,883	219,121
Net increase (decrease) in net assets resulting from operations	9,883	219,121
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	355,033	2,186,678
Administration charges	(57)	(2,121)
Contingent sales charges	—	(994)
Contract terminations	—	(429,142)
Death benefit payments	—	(30,558)
Flexible withdrawal option payments	(328)	(43,293)
Transfers to other contracts	(34,473)	(1,346,660)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	320,175	333,910
Total increase (decrease)	330,058	553,031
Net assets as of December 31, 2022	330,058	5,141,578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,296)	54,776
Total realized gains (losses) on investments	5,805	222,461
Change in net unrealized appreciation (depreciation)
of investments	33,795	(577,441)
Net gains (losses) on investments	35,304	(300,204)
Net increase (decrease) in net assets resulting from operations	35,304	(300,204)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	161,674	858,144
Administration charges	(614)	(3,108)
Contingent sales charges	(30)	(2,771)
Contract terminations	(10,492)	(708,864)
Death benefit payments	—	(5,743)
Flexible withdrawal option payments	(2,636)	(33,197)
Transfers to other contracts	(30,443)	(980,891)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	117,459	(876,430)
Total increase (decrease)	152,763	(1,176,634)
Net assets as of December 31, 2023	$482,821	$3,964,944
See accompanying notes.

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2023, contractholder investment options included the following diversified open–end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Core Plus Bond Account
Diversified Balanced Account
Diversified International Account
Equity Income Account
Global Emerging Markets Account
Government & High Quality Bond Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
Principal Variable Contracts Funds, Inc. – Class 2: (1)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Balanced Volatility Control Account
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Growth Volatility Control Account
Diversified Income Account
Equity Income Account
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Real Estate Securities Account
SmallCap Account

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
SAM Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
U.S. LargeCap Buffer April Account
U.S. LargeCap Buffer January Account
U.S. LargeCap Buffer July Account
U.S. LargeCap Buffer October Account
Principal Variable Contracts Funds, Inc. – Class 3: (1)
Blue Chip Account
AllianceBernstein VPS:
Discovery Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Alps Global Opportunity Portfolio – Class III
American Century:
VP Capital Appreciation Fund – Class I
VP Disciplined Core Value Fund – Class I
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra Fund – Class I
VP Ultra Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series:
American High-Income Trust Fund – Class 2 Shares
Asset Allocation Fund – Class 2 Shares
Asset Allocation Fund – Class 4 Shares
Global Small Capitalization Fund – Class 2 Shares
Global Small Capitalization Fund – Class 4 Shares
Managed Risk Asset Allocation Fund – Class P2 Shares
Managed Risk Growth Fund – Class P2 Shares
Managed Risk International Fund – Class P2 Shares
New World Fund – Class 2 Shares
New World Fund – Class 4 Shares
Washington Mutual Investors Fund – Class 2 Shares
Washington Mutual Investors Fund – Class 4 Shares
BlackRock:
60/40 Target Allocation ETF V.I. Fund – Class III
Advantage SMID Cap V.I. Fund – Class III
Global Allocation V.I. Fund – Class III
BNY Mellon IP:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio – Service Shares
Calvert VP:
EAFE International Index Portfolio – Class F
Investment Grade Bond Index Portfolio – Class F
Nasdaq 100 Index Portfolio – Class F
Russell 2000 Small Cap Index Portfolio – Class F
S&P MidCap 400 Index Portfolio – Class F
ClearBridge Variable Small Cap Growth Portfolio – Class II Shares

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
Columbia VP:
Limited Duration Credit Fund – Class 2
Small Cap Value Fund – Class 2
Delaware VIP Small Cap Value – Service Class
DWS:
Alternative Asset Allocation VIP – Class B
Equity 500 Index VIP – Class B2
Small Mid Cap Value VIP – Class B
EQ Advisors Trust:
1290 VT Convertible Securities Portfolio – Class IB
1290 VT GAMCO Small Company Value Portfolio – Class IB
1290 VT Micro Cap Portfolio – Class IB
1290 VT SmartBeta Equity ESG Portfolio – Class IB
1290 VT Socially Responsible Portfolio – Class IB
Fidelity VIP:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Energy Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Freedom 2020 Portfolio – Service Class 2
Freedom 2030 Portfolio – Service Class 2
Freedom 2040 Portfolio – Service Class 2
Freedom 2050 Portfolio – Service Class 2
Government Money Market Portfolio – Initial Class
Government Money Market Portfolio – Service Class 2
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Health Care Portfolio – Service Class 2
Mid Cap Portfolio – Service Class
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton VIP Trust:
Franklin Global Real Estate VIP Fund – Class 2
Franklin Income VIP Fund – Class 4
Franklin Rising Dividends VIP Fund – Class 4
Franklin Small Cap Value VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 4
Templeton Growth VIP Fund – Class 2
Goldman Sachs VIT:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares
Multi-Strategy Alternatives Portfolio – Service Shares
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares
Guggenheim Investments VIF:
Global Managed Futures Strategy Fund
Long Short Equity Fund
Multi-Hedge Strategies Fund
Series F (Guggenheim Floating Rate Strategies Series)
Invesco V.I.:

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
American Franchise Fund – Series I Shares
American Value Fund – Series I Shares
Balanced-Risk Allocation Fund – Series II Shares
Core Equity Fund – Series I Shares
Discovery Mid Cap Growth Fund – Series I Shares
EQV International Equity Fund – Series I Shares
EQV International Equity Fund – Series II Shares
Health Care Fund – Series I Shares
Health Care Fund – Series II Shares
Main Street Small Cap Fund – Series II Shares
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Janus Henderson:
Global Sustainable Equity Portfolio – Service Shares
Series Balanced Portfolio – Service Shares
Series Enterprise Portfolio – Service Shares
Series Flexible Bond Portfolio – Service Shares
Series Global Technology and Innovation Portfolio – Service Shares
MFS®:
International Intrinsic Value Portfolio – Service Class
New Discovery Series – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman AMT:
Mid Cap Growth Portfolio – Class S
Sustainable Equity Portfolio – I Class Shares
Sustainable Equity Portfolio – S Class Shares
PIMCO VIT:
All Asset Portfolio – Administrative Class
All Asset Portfolio – Advisor Class
CommodityRealReturn® Strategy Portfolio – M Class
Emerging Markets Bond Portfolio – Administrative Class
High Yield Portfolio – Administrative Class
Low Duration Portfolio – Advisor Class
Total Return Portfolio – Administrative Class
Rydex VI:
Basic Materials Fund
Commodities Strategy Fund
NASDAQ 100 Fund
T. Rowe Price:
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund VL
TOPS®:
Aggressive Growth ETF Portfolio - Investor Class Shares
Balanced ETF Portfolio - Investor Class Shares
Conservative ETF Portfolio - Investor Class Shares
Growth ETF Portfolio - Investor Class Shares
Moderate Growth ETF Portfolio - Investor Class Shares
VanEck VIP Trust:
Global Gold Fund – Class S Shares

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
Global Resources Fund – Class S Shares

(1) Organized by Principal Life.

                During 2023, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
April 29, 2023	Principal LifeTime 2010 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1	$10,450,635

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

•Bankers Flexible Annuity;
•Pension Builder Plus;
•Pension Builder Plus-Rollover IRA;
•Personal Variable;
•Premier Variable;
•Principal® Freedom Variable Annuity;
•Principal® Freedom Variable Annuity 2;
•Principal® Investment Plus Variable Annuity;
•Principal® Investment Plus Variable Annuity with Premium Payment Credit Rider;
•Principal® Lifetime Income Solutions;
•Principal® Lifetime Income Solutions II;
•Principal® Pivot Series Variable Annuity;
•Principal® Pivot Series Variable Annuity with Liquidity Max Rider;
•Principal® Pivot Series Variable Annuity v2;
•Principal® Pivot Series Variable Annuity v3;
•Principal® Variable Annuity and
•Principal® Variable Annuity with Purchase Payment Credit Rider.

Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract at any time. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2023. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
payable date. The total net assets as of December 31, 2023, does not reflect $21,574,713 of accrued administrative fees and mortality expenses that were reported in expense and liabilities for applicable separate accounts in the separate account annual statement filed with the National Association of Insurance Commissioners. The total net assets as of December 31, 2022, does not reflect $21,196,273 of accrued administrative fees that were reported in expense and liabilities for applicable separate accounts in the separate account annual statement filed with the National Association of Insurance Commissioners.

Fair Value Measurements

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

    All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus-Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.00% for a Rollover IRA) of the asset value of each contract. A contingent sales charge of up to 7.00% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon the number of participants under the retirement plan and their participant investment account values.

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and contract account balance.

Principal® Freedom Variable Annuity – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate of 0.85% of the asset value of the contract. Principal Life reserves the right to increase this charge, not to exceed 1.40%. Principal Life reserves the right to charge an additional administrative fee of 0.15% of the asset value of each division. This charge is not currently assessed. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Freedom Variable Annuity 2 – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate 0.95% of the asset value of the contract. Principal Life reserves the right to charge an additional administrative fee of 0.15% of the asset value of each division. This charge is not currently assessed. A surrender charge up to 3.00% may be deducted from the withdrawals made within the first 4 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Investment Plus Variable Annuity – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate 1.25% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if the accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider. The product also contains optional Benefit Riders which if elected have additional annual charges. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed. If the Premium Payment Credit Rider is elected, Principal Life charges 0.60% of the average daily net assets of the Separate Account divisions. This rider charge is assessed until completion of the 8th contract year. With the Premium Payment Credit Rider, a surrender charge up to 8% may be deducted from withdrawals made within the first 9 years of the contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider.

Principal® Lifetime Income Solutions – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate 1.25% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if the accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Lifetime Income Solutions II – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate 1.25% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if the accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Pivot Series Variable Annuity – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent up to an annual rate 1.00% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if the accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract with applications signed before April 6, 2017 and up to 6.00% may be deducted from the withdrawals made within the first 5 years of a contract with applications signed on or after April 6, 2017 with the except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Pivot Series Variable Annuity v2 – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent up to an annual rate 0.85% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if the accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract with applications signed before April 6, 2017 and up to 6.00% may be deducted from the withdrawals made within the first 5 years of a contract with applications signed on or after April 6, 2017 with the except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Pivot Series Variable Annuity v3 – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent up to an annual rate 0.60% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if the accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract with applications signed before April 6, 2017 and up to 6.00% may be deducted from the withdrawals made within the first 5 years of a contract with applications signed on or after April 6, 2017 with the except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility,

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Variable Annuity – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent up to an annual rate 1.25% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if the accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.05% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed. If the Purchase Payment Credit Rider is elected, Principal Life charges 0.60% of the average daily net assets of the Separate Account divisions. This rider charge is assessed until completion of the 8th contract year. With the Purchase Payment Credit Rider, a surrender charge up to 8% may be deducted from withdrawals made within the first 9 years of the contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider.

During the year ended December 31, 2023, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC. (“Manager”) (wholly owned by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. computed at an annual percentage rate of each of the Account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other Accounts are shown in the following tables:

	Net Assets of Account
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	0.50%	0.45%	0.40%	0.35%	0.30%
Government & High Quality Bond Account	0.50	0.48	0.46	0.45	0.44
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
Real Estate Securities Account	0.79	0.77	0.73	0.70	0.68
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	Net Assets of Account
	(in millions)
	First $100	Next $100	Next $100	Next $100	Next $300	Next $300	Thereafter
Equity Income Account	0.60%	0.55%	0.50%	0.45%	0.40%	0.39%	0.38%
MidCap Account	0.65	0.60	0.55	0.50	0.45	0.44	0.43

	Net Assets of Account
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
Global Emerging Markets Account	1.00	0.98	0.96	0.95	0.90

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	Net Assets of Account
	(in millions)
	First $500	Over $500
Blue Chip Account	0.60%	0.55%
Principal Capital Appreciation Account	0.625	0.50
Short-Term Income Account	0.40	0.39

	Net Assets of Account
	(in billions)
	First $3	Over $3
LargeCap S&P 500 Index Account	0.20%	0.18%

All Net Assets
Diversified Balanced Account	0.05%
Diversified Balanced Managed Volatility Account	0.05
Diversified Balanced Volatility Control Account	0.12
Diversified Growth Account	0.05
Diversified Growth Managed Volatility Account	0.05
Diversified Growth Volatility Control Account	0.12
Diversified Income Account	0.05
U.S. LargeCap Buffer January Account	0.69
U.S. LargeCap Buffer April Account	0.69
U.S. LargeCap Buffer July Account	0.69
U.S. LargeCap Buffer October Account	0.69

The Manager has contractually agreed to waive certain of the Accounts’ investment advisory and management fees. The expense waiver will reduce the Accounts’ investment advisory and management fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reported period. The waivers were as follows:

From January 1, 2023 through December 31, 2023
Expiration
LargeCap Growth Account I	0.016%	April 30, 2024

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired account fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Accounts through the fiscal year end, provided no reimbursement will be made if it would result in the Accounts exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits, were as follows:

	From January 1, 2023 through December 31, 2023
	Class 1	Class 2	Class 3	Expiration
Blue Chip Account	N/A	N/A	1.05%	April 30, 2024
Diversified Balanced Managed Volatility Account	N/A	0.31%	N/A	April 30, 2024
Global Emerging Markets Account	1.20%	N/A	N/A	April 30, 2023
LargeCap Growth Account I	0.69	N/A	N/A	April 30, 2024
U.S. LargeCap Buffer January Account	N/A	0.95	N/A	April 30, 2024
U.S. LargeCap Buffer April Account (1)	N/A	0.95	N/A	April 30, 2024
U.S. LargeCap Buffer July Account	N/A	0.95	N/A	April 30, 2024
U.S. LargeCap Buffer October Account	N/A	0.95	N/A	April 30, 2024

(1)Period from March 30, 2023, to December 31, 2023.

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2023:

Division	Purchases	Sales

AllianceBernstein VPS Discovery Value Portfolio - Class A	$477,307	$1,174,381

AllianceBernstein VPS Small Cap Growth Portfolio - Class A	$101,140	$591,632

Alps Global Opportunity Portfolio - Class III	$21,721	$221,478

American Century VP Capital Appreciation Fund - Class I	$41,089	$313,163

American Century VP Disciplined Core Value Fund - Class I	$452,278	$1,112,962

American Century VP Inflation Protection Fund - Class II	$3,907,694	$5,417,189

American Century VP Mid Cap Value Fund - Class II	$1,324,476	$2,286,598

American Century VP Ultra Fund - Class I	$541,252	$743,998

American Century VP Ultra Fund - Class II	$2,816,575	$7,015,942

American Century VP Value Fund - Class II	$3,044,997	$2,156,623

American Funds Insurance Series - American High-Income Trust Fund - Class 2 Shares	$229,658	$239,764

American Funds Insurance Series - Asset Allocation Fund - Class 2 Shares	$281,369	$226,294

American Funds Insurance Series - Asset Allocation Fund - Class 4 Shares	$4,410,236	$2,235,227

American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares	$113,943	$239,128

American Funds Insurance Series - Global Small Capitalization Fund - Class 4 Shares	$455,087	$558,958

American Funds Insurance Series - Managed Risk Asset Allocation Fund - Class P2 Shares	$1,821,782	$421,649

American Funds Insurance Series - Managed Risk Growth Fund - Class P2 Shares	$2,062,659	$809,049

American Funds Insurance Series - Managed Risk International Fund - Class P2 Shares	$160,727	$201,557

American Funds Insurance Series - New World Fund - Class 2 Shares	$89,025	$348,799

American Funds Insurance Series - New World Fund - Class 4 Shares	$1,125,477	$988,819

American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares	$792,085	$1,396,030

American Funds Insurance Series - Washington Mutual Investors Fund - Class 4 Shares	$2,874,932	$1,852,224

BlackRock 60/40 Target Allocations ETF V.I. Fund - Class III	$7,804,399	$4,823,900

BlackRock Advantage SMID Cap V.I. Fund - Class III	$433,821	$588,103

BlackRock Global Allocation V.I. Fund - Class III	$236,696	$391,977

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

Division	Purchases	Sales

Blue Chip Account - Class 3	$4,790,519	$1,767,751

BNY Mellon IP MidCap Stock Portfolio - Service Shares	$310,999	$113,669

BNY Mellon IP Technology Growth Portfolio - Service Shares	$1,024,993	$2,180,776

Calvert VP EAFE International Index Portfolio - Class F	$1,306,313	$519,166

Calvert VP Investment Grade Bond Index Portfolio - Class F	$1,462,688	$901,811

Calvert VP Nasdaq 100 Index Portfolio - Class F	$2,885,007	$759,241

Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	$1,181,764	$728,765

Calvert VP S&P MidCap 400 Index Portfolio - Class F	$2,130,211	$928,052

Clearbridge Variable Small Cap Growth Portfolio - Class II Shares	$424,534	$520,952

Columbia VP - Limited Duration Credit Fund - Class 2	$1,320,436	$1,085,780

Columbia VP - Small Cap Value Fund - Class 2	$1,037,549	$303,281

Core Plus Bond Account - Class 1	$9,149,839	$15,386,770

Delaware VIP Small Cap Value Series - Service Class	$185,931	$577,179

Diversified Balanced Account - Class 1	$2,364,800	$3,143,505

Diversified Balanced Account - Class 2	$82,002,050	$132,261,793

Diversified Balanced Managed Volatility Account - Class 2	$19,215,317	$34,924,950

Diversified Balanced Volatility Control Account - Class 2	$31,960,741	$20,597,435

Diversified Growth Account - Class 2	$337,801,480	$527,767,945

Diversified Growth Managed Volatility Account - Class 2	$42,244,273	$62,811,730

Diversified Growth Volatility Control Account - Class 2	$188,055,957	$96,892,304

Diversified Income Account - Class 2	$37,643,805	$56,979,396

Diversified International Account - Class 1	$2,815,093	$14,109,689

DWS Alternative Asset Allocation VIP - Class B	$41,851	$34,610

DWS Equity 500 Index VIP - Class B2	$273,280	$337,843

DWS Small Mid Cap Value VIP - Class B	$245,171	$433,266

EQ Advisors Trust 1290 VT Convertible Securities Portfolio - Class IB	$178,685	$88,210

EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio - Class IB	$332,603	$171,786

EQ Advisors Trust 1290 VT Micro Cap Portfolio - Class IB	$64,510	$69,715

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

Division	Purchases	Sales

EQ Advisors Trust 1290 VT SmartBeta Equity ESG Portfolio - Class IB	$90,695	$94,092

EQ Advisors Trust 1290 VT Socially Responsible Portfolio - Class IB	$727,903	$401,031

Equity Income Account - Class 1	$16,290,530	$32,717,607

Equity Income Account - Class 2	$3,550,340	$1,877,021

Fidelity VIP Contrafund® Portfolio - Service Class	$1,556,353	$6,347,508

Fidelity VIP Contrafund® Portfolio - Service Class 2	$8,824,708	$13,400,361

Fidelity VIP Energy Portfolio - Service Class 2	$1,832,033	$1,608,222

Fidelity VIP Equity-Income Portfolio - Service Class 2	$1,682,821	$4,104,882

Fidelity VIP Freedom 2020 Portfolio - Service Class 2	$1,937,972	$272,092

Fidelity VIP Freedom 2030 Portfolio - Service Class 2	$996,895	$596,630

Fidelity VIP Freedom 2040 Portfolio - Service Class 2	$853,642	$97,786

Fidelity VIP Freedom 2050 Portfolio - Service Class 2	$592,272	$176,803

Fidelity VIP Government Money Market Portfolio - Initial Class	$17,613,955	$22,845,454

Fidelity VIP Government Money Market Portfolio - Service Class 2	$86,423,412	$79,253,733

Fidelity VIP Growth Portfolio - Service Class	$1,031,034	$1,970,690

Fidelity VIP Growth Portfolio - Service Class 2	$1,114,996	$3,040,131

Fidelity VIP Health Care Portfolio - Service Class 2	$646,601	$103,285

Fidelity VIP Mid Cap Portfolio - Service Class	$117,773	$109,376

Fidelity VIP Mid Cap Portfolio - Service Class 2	$2,557,644	$4,480,336

Fidelity VIP Overseas Portfolio - Service Class 2	$2,358,667	$5,484,309

Franklin Templeton VIP Trust - Franklin Global Real Estate VIP Fund - Class 2	$142,958	$323,453

Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 4	$2,329,649	$387,617

Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 4	$2,905,889	$1,669,938

Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2	$369,628	$797,071

Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2	$1,163,255	$728,962

Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 4	$566,041	$604,400

Franklin Templeton VIP Trust - Templeton Growth VIP Fund - Class 2	$18,574	$32,921

Global Emerging Markets Account - Class 1	$1,725,051	$5,838,926

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

Division	Purchases	Sales
Goldman Sachs VIT - Mid Cap Value Fund - Institutional Shares	$670,589	$2,148,131

Goldman Sachs VIT - Mid Cap Value Fund - Service Shares	$468,037	$396,618

Goldman Sachs VIT - Multi-Strategy Alternatives Portfolio - Service Shares	$55,629	$82,995

Goldman Sachs VIT - Small Cap Equity Insights Fund - Institutional Shares	$168,707	$1,018,585

Goldman Sachs VIT - Small Cap Equity Insights Fund - Service Shares	$235,619	$132,940

Government & High Quality Bond Account - Class 1	$5,165,519	$12,735,706

Guggenheim Investments VIF Global Managed Futures Strategy Fund	$86,841	$1,369,541

Guggenheim Investments VIF Long Short Equity Fund	$93,447	$148,447

Guggenheim Investments VIF Multi-Hedge Strategies Fund	$53,947	$298,996

Guggenheim Investments VIF - Series F (Guggenheim Floating Rate Strategies Series)	$2,218,854	$1,947,137

Invesco V.I. American Franchise Fund - Series I Shares	$384,693	$515,925

Invesco V.I. American Value Fund - Series I Shares	$721,903	$794,738

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	$638,331	$617,807

Invesco V.I. Core Equity Fund - Series I Shares	$506,022	$1,653,276

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	$15,194	$217,612

Invesco V.I. EQV International Equity Fund - Series I Shares	$207,522	$1,189,180

Invesco V.I. EQV International Equity Fund - Series II Shares	$685,564	$620,652

Invesco V.I. Health Care Fund - Series I Shares	$230,380	$1,028,707

Invesco V.I. Health Care Fund - Series II Shares	$313,011	$984,431

Invesco V.I. Main Street Small Cap Fund - Series II Shares	$51,304	$18,681

Invesco V.I. Small Cap Equity Fund - Series I Shares	$388,066	$1,253,085

Invesco V.I. Technology Fund - Series I Shares	$507,947	$593,298

Janus Henderson Global Sustainable Equity Portfolio - Service Shares	$115,641	$2,871

Janus Henderson Series Balanced Portfolio - Service Shares	$2,246,741	$723,375

Janus Henderson Series Enterprise Portfolio - Service Shares	$790,171	$1,292,653

Janus Henderson Series Flexible Bond Portfolio - Service Shares	$2,778,791	$1,564,923

Janus Henderson Series Global Technology and Innovation Portfolio - Service Shares	$1,046,904	$769,558

LargeCap Growth Account I - Class 1	$10,685,450	$23,293,919

LargeCap S&P 500 Index Account - Class 1	$8,188,904	$18,047,181

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

Division	Purchases	Sales

LargeCap S&P 500 Index Account - Class 2	$12,672,185	$10,485,308

MFS® International Intrinsic Value Portfolio - Service Class	$1,582,963	$1,639,637

MFS® New Discovery Series - Service Class	$696,347	$1,102,721

MFS® Utilities Series - Service Class	$2,557,442	$4,320,733

MFS® Value Series - Service Class	$524,944	$1,638,433

MidCap Account - Class 1	$10,643,791	$45,178,601

MidCap Account - Class 2	$3,998,517	$2,490,273

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	$211,813	$658,854

Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares	$121,325	$1,365,680

Neuberger Berman AMT Sustainable Equity Portfolio - S Class Shares	$201,877	$12,374

PIMCO VIT All Asset Portfolio - Administrative Class	$84,164	$478,305

PIMCO VIT All Asset Portfolio - Advisor Class	$40,482	$36,872

PIMCO VIT CommodityRealReturn® Strategy Portfolio - M Class	$204,554	$573,798

PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class	$206,164	$139,919

PIMCO VIT High Yield Portfolio - Administrative Class	$4,235,981	$4,648,191

PIMCO VIT Low Duration Portfolio - Advisor Class	$3,548,677	$2,586,854

PIMCO VIT Total Return Portfolio - Administrative Class	$4,952,638	$5,006,469

Principal Capital Appreciation Account - Class 1	$6,816,486	$14,925,395

Principal Capital Appreciation Account - Class 2	$2,848,553	$2,088,707

Principal LifeTime 2020 Account - Class 1	$2,711,405	$10,297,582

Principal LifeTime 2030 Account - Class 1	$2,522,616	$6,304,957

Principal LifeTime 2040 Account - Class 1	$697,893	$1,474,897

Principal LifeTime 2050 Account - Class 1	$393,405	$1,890,499

Principal LifeTime Strategic Income Account - Class 1	$11,038,973	$2,393,926

U.S. LargeCap Buffer April Account - Class 2	$67,479,599	$48,225,762

U.S. LargeCap Buffer January Account - Class 2	$59,800,656	$28,583,431

U.S. LargeCap Buffer July Account - Class 2	$85,629,743	$61,495,919

U.S. LargeCap Buffer October Account - Class 2	$12,140,481	$12,228,759

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

Division	Purchases	Sales
Real Estate Securities Account - Class 1	$4,450,247	$9,160,809

Real Estate Securities Account - Class 2	$1,833,014	$1,224,035

Rydex VI Basic Materials Fund	$107,480	$74,773

Rydex VI Commodities Strategy Fund	$667,748	$1,566,858

Rydex VI NASDAQ 100 Fund	$706,499	$2,403,961

SAM Balanced Portfolio - Class 1	$23,768,123	$51,204,430

SAM Balanced Portfolio - Class 2	$5,546,784	$5,417,593

SAM Conservative Balanced Portfolio - Class 1	$4,410,854	$14,360,572

SAM Conservative Balanced Portfolio - Class 2	$2,351,811	$1,734,956

SAM Conservative Growth Portfolio - Class 1	$6,236,915	$15,768,586

SAM Conservative Growth Portfolio - Class 2	$6,062,809	$4,948,255

SAM Flexible Income Portfolio - Class 1	$4,034,694	$16,520,991

SAM Flexible Income Portfolio - Class 2	$5,032,525	$4,161,590

SAM Strategic Growth Portfolio - Class 1	$5,707,109	$9,994,222

SAM Strategic Growth Portfolio - Class 2	$3,187,598	$2,556,270

Short-Term Income Account - Class 1	$4,662,534	$12,071,908

SmallCap Account - Class 1	$2,814,558	$12,498,746

SmallCap Account - Class 2	$563,584	$756,133

T. Rowe Price Blue Chip Growth Portfolio - II	$5,738,784	$9,133,019

T. Rowe Price Health Sciences Portfolio - II	$1,287,683	$4,262,814

The Merger Fund VL	$68,602	$115,666

TOPS® Aggressive Growth ETF Portfolio - Investor Class Shares	$70,313	$103,593

TOPS® Balanced ETF Portfolio - Investor Class Shares	$1,086,937	$408,276

TOPS® Conservative ETF Portfolio - Investor Class Shares	$356,740	$177,829

TOPS® Growth ETF Portfolio - Investor Class Shares	$644,254	$127,567

TOPS® Moderate Growth ETF Portfolio - Investor Class Shares	$316,010	$87,090

VanEck VIP Trust Global Gold Fund - Class S Shares	$161,674	$48,511

VanEck VIP Trust Global Resources Fund - Class S Shares	$969,779	$1,791,433

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

AllianceBernstein VPS Discovery Value Portfolio - Class A	9,035	61,380	(52,345)	36,760	90,294	(53,534)

AllianceBernstein VPS Small Cap Growth Portfolio - Class A	2,111	11,356	(9,245)	4,394	7,760	(3,366)

Alps Global Opportunity Portfolio - Class III	1,700	15,961	(14,261)	17,738	28,650	(10,912)

American Century VP Capital Appreciation Fund - Class I	2,076	14,987	(12,911)	4,417	5,053	(636)

American Century VP Disciplined Core Value Fund - Class I	11,720	35,261	(23,541)	5,791	47,139	(41,348)

American Century VP Inflation Protection Fund - Class II	244,205	408,465	(164,260)	377,454	589,574	(212,120)

American Century VP Mid Cap Value Fund - Class II	12,889	69,386	(56,497)	32,600	62,480	(29,880)

American Century VP Ultra Fund - Class I	7,162	16,290	(9,128)	4,810	14,524	(9,714)

American Century VP Ultra Fund - Class II	30,585	137,550	(106,965)	68,376	88,530	(20,154)

American Century VP Value Fund - Class II	98,676	79,954	18,722	121,589	101,796	19,793

American Funds Insurance Series - American High- Income Trust Fund - Class 2 Shares	13,276	18,455	(5,179)	3,338	39,540	(36,202)

American Funds Insurance Series - Asset Allocation Fund - Class 2 Shares	9,645	12,830	(3,185)	21,502	23,745	(2,243)

American Funds Insurance Series - Asset Allocation Fund - Class 4 Shares	250,947	157,525	93,422	354,685	129,397	225,288

American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares	7,195	17,045	(9,850)	7,512	14,068	(6,556)

American Funds Insurance Series - Global Small Capitalization Fund - Class 4 Shares	35,812	46,069	(10,257)	106,169	70,426	35,743

American Funds Insurance Series - Managed Risk Asset Allocation Fund - Class P2 Shares	73,604	30,470	43,134	139,710	53,133	86,577

American Funds Insurance Series - Managed Risk Growth Fund - Class P2 Shares	41,138	50,339	(9,201)	138,319	30,901	107,418

American Funds Insurance Series - Managed Risk International Fund - Class P2 Shares	13,387	22,020	(8,633)	26,313	5,945	20,368

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

American Funds Insurance Series - New World Fund - Class 2 Shares	5,213	24,525	(19,312)	11,589	21,186	(9,597)

American Funds Insurance Series - New World Fund - Class 4 Shares	90,056	79,042	11,014	183,570	93,065	90,505

American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares	41,332	78,981	(37,649)	23,481	61,793	(38,312)

American Funds Insurance Series - Washington Mutual Investors Fund - Class 4 Shares	172,625	115,853	56,772	161,973	118,152	43,821

BlackRock 60/40 Target Allocations ETF V.I. Fund - Class III	587,285	363,917	223,368	594,046	331,291	262,755

BlackRock Advantage SMID Cap V.I. Fund - Class III	28,019	40,783	(12,764)	34,081	17,631	16,450

BlackRock Global Allocation V.I. Fund - Class III	12,215	29,795	(17,580)	35,274	29,086	6,188

Blue Chip Account - Class 3	535,912	186,670	349,242	683,362	297,473	385,889

BNY Mellon IP MidCap Stock Portfolio - Service Shares	21,975	8,064	13,911	10,668	5,003	5,665

BNY Mellon IP Technology Growth Portfolio - Service Shares	20,399	39,776	(19,377)	19,003	38,347	(19,344)

Calvert VP EAFE International Index Portfolio - Class F	107,467	43,519	63,948	87,113	25,636	61,477

Calvert VP Investment Grade Bond Index Portfolio - Class F	133,255	86,807	46,448	110,806	76,207	34,599

Calvert VP Nasdaq 100 Index Portfolio - Class F	256,050	67,567	188,483	44,490	4,517	39,973

Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	93,213	55,637	37,576	92,630	39,459	53,171

Calvert VP S&P MidCap 400 Index Portfolio - Class F	118,288	58,613	59,675	77,095	64,637	12,458

Clearbridge Variable Small Cap Growth Portfolio - Class II Shares	31,216	34,022	(2,806)	76,275	60,078	16,197

Columbia VP - Limited Duration Credit Fund - Class 2	112,145	101,215	10,930	169,579	164,162	5,417

Columbia VP - Small Cap Value Fund - Class 2	57,921	19,962	37,959	59,411	31,961	27,450

Core Plus Bond Account - Class 1	386,551	713,400	(326,849)	233,433	887,086	(653,653)

Delaware VIP Small Cap Value Series - Service Class	5,463	31,133	(25,670)	7,736	35,032	(27,296)

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
Diversified Balanced Account - Class 1	69,952	227,030	(157,078)	22,557	205,215	(182,658)

Diversified Balanced Account - Class 2	1,521,454	6,391,941	(4,870,487)	1,332,530	6,248,585	(4,916,055)

Diversified Balanced Managed Volatility Account - Class 2	803,669	2,372,514	(1,568,845)	751,529	1,747,500	(995,971)

Diversified Balanced Volatility Control Account - Class 2	2,272,860	1,460,599	812,261	2,393,210	1,370,368	1,022,842

Diversified Growth Account - Class 2	5,072,477	21,453,654	(16,381,177)	5,397,600	16,844,545	(11,446,945)

Diversified Growth Managed Volatility Account - Class 2	1,435,270	3,848,184	(2,412,914)	1,235,887	3,480,519	(2,244,632)

Diversified Growth Volatility Control Account - Class 2	11,787,728	6,123,771	5,663,957	13,307,638	4,147,531	9,160,107

Diversified Income Account - Class 2	1,787,659	3,857,779	(2,070,120)	3,005,248	4,383,536	(1,378,288)

Diversified International Account - Class 1	87,663	422,323	(334,660)	154,738	371,706	(216,968)

DWS Alternative Asset Allocation VIP - Class B	2,145	3,086	(941)	11,500	823	10,677

DWS Equity 500 Index VIP - Class B2	6,227	16,665	(10,438)	8,003	17,987	(9,984)

DWS Small Mid Cap Value VIP - Class B	13,790	31,760	(17,970)	20,960	29,082	(8,122)

EQ Advisors Trust 1290 VT Convertible Securities Portfolio - Class IB	12,232	6,506	5,726	18,868	5,585	13,283

EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio - Class IB	20,658	12,429	8,229	26,390	10,082	16,308

EQ Advisors Trust 1290 VT Micro Cap Portfolio - Class IB	4,642	4,865	(223)	1,801	24,531	(22,730)

EQ Advisors Trust 1290 VT SmartBeta Equity ESG Portfolio - Class IB	5,827	6,913	(1,086)	22,796	6,572	16,224

EQ Advisors Trust 1290 VT Socially Responsible Portfolio - Class IB	44,527	25,683	18,844	17,550	10,079	7,471

Equity Income Account - Class 1	253,647	1,295,375	(1,041,728)	323,646	1,377,916	(1,054,270)

Equity Income Account - Class 2	177,437	118,413	59,024	310,628	143,390	167,238

Fidelity VIP Contrafund® Portfolio - Service Class	7,441	120,560	(113,119)	12,244	87,990	(75,746)

Fidelity VIP Contrafund® Portfolio - Service Class 2	349,216	420,942	(71,726)	299,733	276,976	22,757

Fidelity VIP Energy Portfolio - Service Class 2	183,546	168,060	15,486	206,771	37,347	169,424

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Fidelity VIP Equity-Income Portfolio - Service Class 2	21,516	126,570	(105,054)	30,135	183,931	(153,796)

Fidelity VIP Freedom 2020 Portfolio - Service Class 2	158,992	21,332	137,660	31,487	47,188	(15,701)

Fidelity VIP Freedom 2030 Portfolio - Service Class 2	75,103	47,055	28,048	63,993	51,572	12,421

Fidelity VIP Freedom 2040 Portfolio - Service Class 2	58,267	5,940	52,327	33,586	25,536	8,050

Fidelity VIP Freedom 2050 Portfolio - Service Class 2	42,579	12,049	30,530	16,290	47,312	(31,022)

Fidelity VIP Government Money Market Portfolio - Initial Class	3,148,614	2,876,089	272,525	3,630,979	3,005,742	625,237

Fidelity VIP Government Money Market Portfolio - Service Class 2	8,369,322	7,810,755	558,567	7,487,300	5,773,766	1,713,534

Fidelity VIP Growth Portfolio - Service Class	8,789	44,466	(35,677)	5,780	59,829	(54,049)

Fidelity VIP Growth Portfolio - Service Class 2	11,216	54,666	(43,450)	21,831	47,225	(25,394)

Fidelity VIP Health Care Portfolio - Service Class 2	59,183	9,142	50,041	59,678	28,579	31,099

Fidelity VIP Mid Cap Portfolio - Service Class	6,019	6,019	—	—	—	—

Fidelity VIP Mid Cap Portfolio - Service Class 2	95,863	145,055	(49,192)	99,674	167,900	(68,226)

Fidelity VIP Overseas Portfolio - Service Class 2	149,482	264,507	(115,025)	156,806	144,702	12,104

Franklin Templeton VIP Trust - Franklin Global Real Estate VIP Fund - Class 2	9,562	29,952	(20,390)	27,195	18,557	8,638

Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 4	142,879	28,693	114,186	187,785	83,667	104,118

Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 4	120,463	94,051	26,412	132,811	78,049	54,762

Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2	6,774	25,287	(18,513)	23,267	42,580	(19,313)

Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2	118,040	77,141	40,899	387,392	371,882	15,510

Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 4	72,098	73,614	(1,516)	35,150	67,659	(32,509)

Franklin Templeton VIP Trust - Templeton Growth VIP Fund - Class 2	17	1,103	(1,086)	4,673	5,839	(1,166)

Global Emerging Markets Account - Class 1	44,005	186,866	(142,861)	110,786	173,270	(62,484)

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
Goldman Sachs VIT - Mid Cap Value Fund - Institutional Shares	9,820	53,274	(43,454)	13,134	55,572	(42,438)

Goldman Sachs VIT - Mid Cap Value Fund - Service Shares	25,120	25,324	(204)	54,658	24,007	30,651

Goldman Sachs VIT - Multi-Strategy Alternatives Portfolio - Service Shares	1,546	7,415	(5,869)	10,055	2,939	7,116

Goldman Sachs VIT - Small Cap Equity Insights Fund - Institutional Shares	4,503	33,388	(28,885)	8,384	35,418	(27,034)

Goldman Sachs VIT - Small Cap Equity Insights Fund - Service Shares	18,120	9,331	8,789	14,055	15,813	(1,758)

Government & High Quality Bond Account - Class 1	454,422	1,291,905	(837,483)	475,739	1,373,131	(897,392)

Guggenheim Investments VIF Global Managed Futures Strategy Fund	5,887	143,346	(137,459)	288,776	145,705	143,071

Guggenheim Investments VIF Long Short Equity Fund	8,277	12,521	(4,244)	9,039	7,243	1,796

Guggenheim Investments VIF Multi-Hedge Strategies Fund	2,736	26,025	(23,289)	21,738	7,516	14,222

Guggenheim Investments VIF - Series F (Guggenheim Floating Rate Strategies Series)	182,915	171,163	11,752	305,846	145,544	160,302

Invesco V.I. American Franchise Fund - Series I Shares	9,531	15,468	(5,937)	6,059	13,582	(7,523)

Invesco V.I. American Value Fund - Series I Shares	15,809	74,602	(58,793)	14,535	81,209	(66,674)

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	58,412	54,983	3,429	33,818	12,550	21,268

Invesco V.I. Core Equity Fund - Series I Shares	6,264	60,250	(53,986)	7,648	64,208	(56,560)

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	1,249	16,795	(15,546)	3,204	5,558	(2,354)

Invesco V.I. EQV International Equity Fund - Series I Shares	14,160	81,330	(67,170)	42,747	62,726	(19,979)

Invesco V.I. EQV International Equity Fund - Series II Shares	60,091	51,025	9,066	57,840	22,662	35,178

Invesco V.I. Health Care Fund - Series I Shares	9,146	34,439	(25,293)	22,489	41,775	(19,286)

Invesco V.I. Health Care Fund - Series II Shares	22,247	65,337	(43,090)	63,832	97,928	(34,096)

Invesco V.I. Main Street Small Cap Fund - Series II Shares	2,346	641	1,705	418	2,922	(2,504)

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Invesco V.I. Small Cap Equity Fund - Series I Shares	8,892	34,762	(25,870)	14,689	32,832	(18,143)

Invesco V.I. Technology Fund - Series I Shares	26,329	27,950	(1,621)	13,658	23,163	(9,505)

Janus Henderson Global Sustainable Equity Portfolio - Service Shares	10,780	188	10,592	6,667	1,692	4,975

Janus Henderson Series Balanced Portfolio - Service Shares	222,078	68,683	153,395	273,695	137,270	136,425

Janus Henderson Series Enterprise Portfolio - Service Shares	4,988	35,536	(30,548)	5,525	22,789	(17,264)

Janus Henderson Series Flexible Bond Portfolio - Service Shares	241,855	149,893	91,962	208,612	179,230	29,382

Janus Henderson Series Global Technology and Innovation Portfolio - Service Shares	62,584	43,273	19,311	113,043	157,901	(44,858)

LargeCap Growth Account I - Class 1	188,979	383,253	(194,274)	194,613	409,062	(214,449)

LargeCap S&P 500 Index Account - Class 1	152,306	517,170	(364,864)	334,399	534,432	(200,033)

LargeCap S&P 500 Index Account - Class 2	607,882	606,578	1,304	735,628	437,534	298,094

MFS® International Intrinsic Value Portfolio - Service Class	76,977	113,743	(36,766)	107,494	179,155	(71,661)

MFS® New Discovery Series - Service Class	43,653	63,988	(20,335)	68,540	77,920	(9,380)

MFS® Utilities Series - Service Class	74,473	192,177	(117,704)	241,615	159,297	82,318

MFS® Value Series - Service Class	7,572	44,362	(36,790)	30,211	32,227	(2,016)

MidCap Account - Class 1	39,048	274,640	(235,592)	70,198	256,672	(186,474)

MidCap Account - Class 2	290,702	189,933	100,769	564,750	185,174	379,576

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	14,031	39,143	(25,112)	21,252	44,996	(23,744)

Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares	928	33,488	(32,560)	5,634	32,344	(26,710)

Neuberger Berman AMT Sustainable Equity Portfolio - S Class Shares	13,412	676	12,736	9,091	303	8,788

PIMCO VIT All Asset Portfolio - Administrative Class	2,299	25,443	(23,144)	5,534	27,304	(21,770)

PIMCO VIT All Asset Portfolio - Advisor Class	2,719	2,891	(172)	17,047	9,321	7,726

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

PIMCO VIT CommodityRealReturn® Strategy Portfolio - M Class	6,573	49,646	(43,073)	61,685	31,584	30,101

PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class	19,546	16,030	3,516	71,514	10,188	61,326

PIMCO VIT High Yield Portfolio - Administrative Class	266,674	316,768	(50,094)	324,261	358,485	(34,224)

PIMCO VIT Low Duration Portfolio - Advisor Class	339,669	258,378	81,291	335,240	250,374	84,866

PIMCO VIT Total Return Portfolio - Administrative Class	396,392	433,865	(37,473)	522,213	539,146	(16,933)

Principal Capital Appreciation Account - Class 1	56,348	472,310	(415,962)	94,135	490,260	(396,125)

Principal Capital Appreciation Account - Class 2	110,196	110,507	(311)	143,034	88,109	54,925

Principal LifeTime 2020 Account - Class 1	27,859	449,403	(421,544)	41,327	498,712	(457,385)

Principal LifeTime 2030 Account - Class 1	41,996	247,260	(205,264)	47,670	400,192	(352,522)

Principal LifeTime 2040 Account - Class 1	10,383	58,040	(47,657)	15,535	107,024	(91,489)

Principal LifeTime 2050 Account - Class 1	3,374	76,425	(73,051)	3,056	72,739	(69,683)

Principal LifeTime Strategic Income Account - Class 1	669,503	138,346	531,157	10,352	119,268	(108,916)

U.S. LargeCap Buffer April Account - Class 2	6,459,072	4,532,432	1,926,640	—	—	—

U.S. LargeCap Buffer January Account - Class 2	5,040,564	2,668,875	2,371,689	2,560,113	—	2,560,113

U.S. LargeCap Buffer July Account - Class 2	7,375,372	5,298,230	2,077,142	2,866,627	381,325	2,485,302

U.S. LargeCap Buffer October Account - Class 2	938,321	1,034,058	(95,737)	2,513,255	903,150	1,610,105

Real Estate Securities Account - Class 1	33,835	118,058	(84,223)	35,518	119,775	(84,257)

Real Estate Securities Account - Class 2	99,848	85,218	14,630	196,158	134,504	61,654

Rydex VI Basic Materials Fund	7,334	4,837	2,497	11,495	13,800	(2,305)

Rydex VI Commodities Strategy Fund	46,400	164,468	(118,068)	343,512	238,275	105,237

Rydex VI NASDAQ 100 Fund	33,494	113,422	(79,928)	114,388	133,812	(19,424)

SAM Balanced Portfolio - Class 1	227,561	2,403,947	(2,176,386)	347,049	2,453,725	(2,106,676)

SAM Balanced Portfolio - Class 2	250,229	394,350	(144,121)	688,871	352,297	336,574

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	2023			2022
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

SAM Conservative Balanced Portfolio - Class 1	120,770	775,129	(654,359)	131,044	814,388	(683,344)

SAM Conservative Balanced Portfolio - Class 2	159,088	137,219	21,869	338,011	294,463	43,548

SAM Conservative Growth Portfolio - Class 1	97,467	701,529	(604,062)	132,387	559,235	(426,848)

SAM Conservative Growth Portfolio - Class 2	319,872	341,707	(21,835)	253,196	259,919	(6,723)

SAM Flexible Income Portfolio - Class 1	110,964	960,531	(849,567)	177,450	1,301,669	(1,124,219)

SAM Flexible Income Portfolio - Class 2	382,212	358,138	24,074	598,421	902,566	(304,145)

SAM Strategic Growth Portfolio - Class 1	164,861	427,220	(262,359)	212,433	464,883	(252,450)

SAM Strategic Growth Portfolio - Class 2	163,291	163,628	(337)	144,504	245,031	(100,527)

Short-Term Income Account - Class 1	334,170	1,000,919	(666,749)	360,643	1,522,447	(1,161,804)

SmallCap Account - Class 1	92,006	351,134	(259,128)	119,888	410,523	(290,635)

SmallCap Account - Class 2	42,480	52,881	(10,401)	72,060	45,888	26,172

T. Rowe Price Blue Chip Growth Portfolio - II	349,976	359,143	(9,167)	394,278	258,280	135,998

T. Rowe Price Health Sciences Portfolio - II	8,231	49,288	(41,057)	13,311	54,733	(41,422)

The Merger Fund VL	3,469	9,525	(6,056)	3,458	4,641	(1,183)

TOPS® Aggressive Growth ETF Portfolio - Investor Class Shares	4,585	7,648	(3,063)	5,622	2,901	2,721

TOPS® Balanced ETF Portfolio - Investor Class Shares	88,773	32,880	55,893	58,858	27,044	31,814

TOPS® Conservative ETF Portfolio - Investor Class Shares	26,718	15,089	11,629	26,864	11,883	14,981

TOPS® Growth ETF Portfolio - Investor Class Shares	51,049	9,695	41,354	12,088	30,783	(18,695)

TOPS® Moderate Growth ETF Portfolio - Investor Class Shares	24,778	6,858	17,920	22,825	3,760	19,065

VanEck VIP Trust Global Gold Fund - Class S Shares	17,149	4,621	12,528	41,675	4,617	37,058

VanEck VIP Trust Global Resources Fund - Class S Shares	71,871	156,376	(84,505)	176,940	153,226	23,714

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Separate Account B has presented the following disclosures for 2023, 2022, 2021, 2020 and 2019 in accordance with the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contract options as discussed in Note 2. Additionally, the unit values, expense ratios and total returns are presented as a range of minimum to maximum values. Therefore, some individual contract unit values may not be within the ranges presented.

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

AllianceBernstein VPS Discovery Value Portfolio - Class A:
2023 (14)	153	$20.68	to	$19.20	$3,120	1.04%	1.30%	to	2.00%	15.66%	to	14.83%
2022	205	17.88	to	$16.72	$3,625	1.07%	1.30%	to	2.00%	(16.72)%	to	(17.27)%
2021	259	21.47	to	$20.21	$5,481	0.80%	1.30%	to	2.00%	34.19%	to	33.22%
2020	256	16.00	to	$15.17	$4,034	1.09%	1.30%	to	2.00%	2.04%	to	1.34%
2019	315	15.68	to	$14.97	$4,879	0.58%	1.30%	to	2.00%	18.52%	to	17.69%

AllianceBernstein VPS Small Cap Growth Portfolio - Class A:
2023	51	$52.48	to	$46.72	$2,662	—%	1.40%	to	2.00%	16.39%	to	15.67%
2022	60	$45.09	to	$40.39	$2,704	—%	1.40%	to	2.00%	(39.94)%	to	(40.30)%
2021	63	$75.08	to	$67.65	$4,755	—%	1.40%	to	2.00%	7.94%	to	7.30%
2020	77	$69.56	to	$63.05	$5,354	—%	1.40%	to	2.00%	51.84%	to	50.91%
2019	100	$45.81	to	$41.78	$4,549	—%	1.40%	to	2.00%	34.50%	to	33.70%

Alps Global Opportunity Portfolio - Class III:
2023 (15)	57	$14.39	to	$16.40	$837	—%	0.75%	to	1.40%	27.80%	to	27.03%
2022	71	$11.26	to	$12.91	$826	11.47%	0.75%	to	1.40%	(29.45)%	to	(29.91)%
2021	82	$15.96	to	$18.42	$1,341	5.54%	0.75%	to	1.40%	23.05%	to	22.23%
2020	55	$12.97	to	$15.07	$747	12.55%	0.75%	to	1.40%	8.44%	to	7.72%
2019	42	$11.96	to	$13.99	$527	—%	0.75%	to	1.40%	38.75%	to	37.83%

American Century VP Capital Appreciation Fund - Class I:
2023	52	$21.54	to	$20.32	$1,126	—%	1.40%	to	2.00%	19.01%	to	18.28%
2022	65	$18.10	to	$17.18	$1,179	—%	1.40%	to	2.00%	(29.10)%	to	(29.53)%
2021	66	$25.53	to	$24.38	$1,680	—%	1.40%	to	2.00%	9.62%	to	8.99%
2020	83	$23.29	to	$22.37	$1,924	—%	1.40%	to	2.00%	40.47%	to	39.64%
2019	100	$16.58	to	$16.02	$1,666	—%	1.40%	to	2.00%	33.71%	to	32.84%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
American Century VP Disciplined Core Value Fund - Class I:
2023	270	$33.33	to	$26.56	$8,414	1.53%	0.85%	to	1.90%	7.72%	to	6.62%
2022	293	$30.94	to	$24.91	$8,517	1.75%	0.85%	to	1.90%	(13.45)%	to	(14.37)%
2021	334	$35.75	to	$29.09	$11,250	1.07%	0.85%	to	1.90%	22.60%	to	21.31%
2020	367	$29.16	to	$23.98	$10,099	1.97%	0.85%	to	1.90%	10.87%	to	9.70%
2019	394	$26.30	to	$21.86	$9,811	2.06%	0.85%	to	1.90%	22.90%	to	21.65%

American Century VP Inflation Protection Fund - Class II:
2023	1,931	$10.79	to	$12.03	$24,801	3.27%	0.75%	to	2.00%	2.66%	to	1.35%
2022	2,096	$10.51	to	$11.87	$26,308	5.01%	0.75%	to	2.00%	(13.71)%	to	(14.79)%
2021	2,308	$12.18	to	$13.93	$34,358	3.10%	0.75%	to	2.00%	5.45%	to	4.19%
2020	2,370	$11.55	to	$13.37	$34,239	1.33%	0.75%	to	2.00%	8.76%	to	7.39%
2019	2,414	$10.62	to	$12.45	$32,719	2.29%	0.75%	to	2.00%	8.04%	to	6.78%

American Century VP Mid Cap Value Fund - Class II:
2023	171	$33.49	to	$30.54	$5,657	2.17%	1.30%	to	2.00%	4.66%	to	3.91%
2022	227	$32.00	to	$29.39	$7,195	2.12%	1.30%	to	2.00%	(2.65)%	to	(3.32)%
2021	257	$32.87	to	$30.40	$8,348	1.01%	1.30%	to	2.00%	21.43%	to	20.59%
2020	298	$27.07	to	$25.21	$7,961	1.68%	1.30%	to	2.00%	(0.22)%	to	(0.90)%
2019	341	$27.13	to	$25.44	$9,130	1.90%	1.30%	to	2.00%	27.37%	to	26.44%

American Century VP Ultra Fund - Class I:
2023	72	$49.76	to	$43.45	$3,569	—%	1.30%	to	1.90%	41.65%	to	40.84%
2022	81	$35.13	to	$30.85	$2,840	—%	1.30%	to	1.90%	(33.24)%	to	(33.66)%
2021	91	$52.62	to	$46.50	$4,766	—%	1.30%	to	1.90%	21.55%	to	20.84%
2020	110	$43.29	to	$38.48	$4,749	—%	1.30%	to	1.90%	47.90%	to	47.04%
2019	127	$29.27	to	$26.17	$3,723	—%	1.30%	to	1.90%	32.86%	to	32.04%

American Century VP Ultra Fund - Class II:
2023	311	$57.20	to	$50.93	$17,801	—%	1.40%	to	2.00%	41.27%	to	40.46%
2022	418	$40.49	to	$36.26	$16,923	—%	1.40%	to	2.00%	(33.39)%	to	(33.81)%
2021	439	$60.79	to	$54.78	$26,603	—%	1.40%	to	2.00%	21.29%	to	20.58%
2020	566	$50.12	to	$45.43	$28,315	—%	1.40%	to	2.00%	47.46%	to	46.55%
2019	780	$33.99	to	$31.00	$26,467	—%	1.40%	to	2.00%	32.57%	to	31.80%

American Century VP Value Fund - Class II:
2023	573	$15.34	to	$32.85	$15,213	2.23%	0.75%	to	1.90%	8.18%	to	7.00%
2022	555	$14.18	to	$30.70	$14,532	1.94%	0.75%	to	1.90%	(0.42)%	to	(1.60)%
2021	535	$14.24	to	$31.20	$15,467	1.59%	0.75%	to	1.90%	23.40%	to	21.97%
2020	509	$11.54	to	$25.58	$13,252	2.23%	0.75%	to	1.90%	—%	to	(1.08)%
2019	544	$11.54	to	$25.86	$14,004	1.95%	0.75%	to	1.90%	25.98%	to	24.57%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
American Funds Insurance Series - American High-Income Trust Fund - Class 2 Shares:
2023	74	$13.20	to	$12.45	$980	6.78%	1.30%	to	1.90%	11.02%	to	10.27%
2022	80	$11.89	to	$11.29	$945	6.77%	1.30%	to	1.90%	(10.40)%	to	(10.96)%
2021	116	$13.27	to	$12.68	$1,535	4.49%	1.30%	to	1.90%	7.02%	to	6.38%
2020	106	$12.40	to	$11.92	$1,309	8.86%	1.30%	to	1.90%	6.53%	to	5.96%
2019	106	$11.64	to	$11.25	$1,237	6.05%	1.30%	to	1.90%	11.07%	to	10.40%

American Funds Insurance Series - Asset Allocation Fund - Class 2 Shares:
2023	142	$16.74	to	$15.87	$2,347	2.24%	1.30%	to	2.00%	12.80%	to	12.00%
2022	145	$14.84	to	$14.17	$2,130	1.92%	1.30%	to	2.00%	(14.52)%	to	(15.10)%
2021	147	$17.36	to	$16.69	$2,536	1.46%	1.30%	to	2.00%	13.61%	to	12.77%
2020	178	$15.28	to	$14.80	$2,679	1.65%	1.30%	to	2.00%	10.97%	to	10.28%
2019	199	$13.77	to	$13.42	$2,711	1.88%	1.30%	to	2.00%	19.64%	to	18.76%

American Funds Insurance Series - Asset Allocation Fund - Class 4 Shares:
2023	1,542	$14.09	to	$16.00	$21,861	2.09%	0.75%	to	1.40%	13.17%	to	12.44%
2022	1,449	$12.45	to	$14.23	$18,230	1.77%	0.75%	to	1.40%	(14.32)%	to	(14.84)%
2021	1,224	$14.53	to	$16.71	$18,082	1.52%	0.75%	to	1.40%	13.96%	to	13.21%
2020	769	$12.75	to	$14.76	$10,078	1.53%	0.75%	to	1.40%	11.35%	to	10.64%
2019	687	$11.45	to	$13.34	$8,180	2.04%	0.75%	to	1.40%	20.02%	to	19.21%

American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares:
2023	87	$15.64	to	$12.71	$1,208	0.26%	1.30%	to	2.00%	14.66%	to	13.89%
2022	96	$13.64	to	$11.16	$1,174	—%	1.30%	to	2.00%	(30.48)%	to	(30.98)%
2021	103	$19.62	to	$16.17	$1,802	—%	1.30%	to	2.00%	5.37%	to	4.66%
2020	116	$18.62	to	$15.45	$1,930	0.16%	1.30%	to	2.00%	28.06%	to	27.16%
2019	121	$14.54	to	$12.15	$1,573	0.16%	1.30%	to	2.00%	29.82%	to	28.84%

American Funds Insurance Series - Global Small Capitalization Fund - Class 4 Shares:
2023	273	$12.39	to	$14.58	$3,440	0.03%	0.75%	to	1.40%	14.94%	to	14.17%
2022	283	$10.78	to	$12.77	$3,111	—%	0.75%	to	1.40%	(30.23)%	to	(30.67)%
2021	247	$15.45	to	$18.42	$3,932	—%	0.75%	to	1.40%	5.60%	to	4.96%
2020	156	$14.63	to	$17.55	$2,382	0.12%	0.75%	to	1.40%	28.45%	to	27.54%
2019	117	$11.39	to	$13.76	$1,434	0.01%	0.75%	to	1.40%	30.32%	to	29.44%

American Funds Insurance Series Managed Risk Asset Allocation Fund - Class P2 Shares:
2023	628	$12.38	to	$13.48	$7,830	1.83%	0.75%	to	1.40%	9.46%	to	8.71%
2022	585	$11.31	to	$12.40	$6,675	2.15%	0.75%	to	1.40%	(14.64)%	to	(15.18)%
2021	499	$13.25	to	$14.62	$6,678	1.31%	0.75%	to	1.40%	11.72%	to	10.93%
2020	377	$11.86	to	$13.18	$4,549	1.37%	0.75%	to	1.40%	5.05%	to	4.44%
2019	184	$11.29	to	$12.62	$2,153	2.10%	0.75%	to	1.40%	17.12%	to	16.31%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
American Funds Insurance Series - Managed Risk Growth Fund - Class P2 Shares:
2023	428	$15.81	to	$18.80	$6,911	0.57%	0.75%	to	1.40%	22.56%	to	21.76%
2022	437	$12.90	to	$15.44	$5,791	1.52%	0.75%	to	1.40%	(25.43)%	to	(25.91)%
2021	330	$17.30	to	$20.84	$5,945	0.57%	0.75%	to	1.40%	12.05%	to	11.32%
2020	241	$15.44	to	$18.72	$3,934	0.78%	0.75%	to	1.40%	31.07%	to	30.18%
2019	163	$11.78	to	$14.38	$2,093	0.86%	0.75%	to	1.40%	20.82%	to	20.03%

American Funds Insurance Series - Managed Risk International Fund - Class P2 Shares:
2023	49	$8.87	to	$9.02	$438	1.67%	0.75%	to	1.40%	5.47%	to	4.76%
2022	57	$8.41	to	$8.61	$498	3.21%	0.75%	to	1.40%	(16.15)%	to	(16.73)%
2021	37	$10.03	to	$10.34	$385	0.54%	0.75%	to	1.40%	(4.84)%	to	(5.48)%
2020	26	$10.54	to	$10.94	$287	1.20%	0.75%	to	1.40%	2.03%	to	1.39%
2019	17	$10.33	to	$10.79	$201	1.65%	0.75%	to	1.40%	16.72%	to	16.02%

American Funds Insurance Series - New World Fund - Class 2 Shares:
2023	102	$13.89	to	$13.43	$1,429	1.38%	1.30%	to	2.00%	14.51%	to	13.72%
2022	121	$12.13	to	$11.81	$1,485	1.32%	1.30%	to	2.00%	(23.08)%	to	(23.66)%
2021	131	$15.77	to	$15.47	$2,087	0.83%	1.30%	to	2.00%	3.55%	to	2.86%
2020	137	$15.23	to	$15.04	$2,113	0.07%	1.30%	to	2.00%	22.04%	to	21.10%
2019	141	$12.48	to	$12.42	$1,787	0.98%	1.30%	to	2.00%	27.48%	to	26.61%

American Funds Insurance Series - New World Fund - Class 4 Shares:
2023	539	$12.27	to	$13.31	$6,692	1.25%	0.75%	to	1.40%	14.89%	to	14.05%
2022	528	$10.68	to	$11.67	$5,736	1.16%	0.75%	to	1.40%	(22.89)%	to	(23.37)%
2021	438	$13.85	to	$15.23	$6,201	0.73%	0.75%	to	1.40%	3.90%	to	3.18%
2020	266	$13.33	to	$14.76	$3,684	0.04%	0.75%	to	1.40%	22.29%	to	21.58%
2019	189	$10.90	to	$12.14	$2,183	0.92%	0.75%	to	1.40%	27.93%	to	26.99%

American Funds Insurance Series - Washington Mutual Investors Fund - Class 2 Shares:
2023	151	$19.76	to	$18.74	$2,950	1.77%	1.30%	to	2.00%	15.76%	to	14.97%
2022	188	$17.07	to	$16.30	$3,173	1.83%	1.30%	to	2.00%	(9.63)%	to	(10.24)%
2021	227	$18.89	to	$18.16	$4,240	1.44%	1.30%	to	2.00%	26.19%	to	25.24%
2020	241	$14.97	to	$14.50	$3,563	1.79%	1.30%	to	2.00%	7.23%	to	6.54%
2019	246	$13.96	to	$13.61	$3,399	2.03%	1.30%	to	2.00%	19.83%	to	18.97%

American Funds Insurance Series - Washington Mutual Investors Fund - Class 4 Shares:
2023	877	$16.10	to	$19.64	$14,365	1.74%	0.75%	to	1.40%	16.08%	to	15.33%
2022	820	$13.87	to	$17.03	$11,641	1.77%	0.75%	to	1.40%	(9.35)%	to	(9.94)%
2021	776	$15.30	to	$18.91	$12,244	1.33%	0.75%	to	1.40%	26.55%	to	25.73%
2020	684	$12.09	to	$15.04	$8,606	1.68%	0.75%	to	1.40%	7.66%	to	6.97%
2019	554	$11.23	to	$14.06	$6,584	2.23%	0.75%	to	1.40%	20.11%	to	19.35%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
BlackRock 60/40 Target Allocations ETF V.I. Fund - Class III:
2023	902	$13.92	to	$13.58	$12,582	2.07%	0.75%	to	2.00%	14.38%	to	12.98%
2022	679	$12.17	to	$12.02	$8,275	2.35%	0.75%	to	2.00%	(15.66)%	to	(16.70)%
2021	416	$—	to	$14.43	$6,037	2.54%	0.75%	to	2.00%	10.91%	to	9.48%
2020	119	$13.01	to	$13.18	$1,575	1.81%	0.75%	to	2.00%	13.53%	to	12.07%
2019	68	$11.46	to	$11.76	$799	2.53%	0.75%	to	2.00%	20.25%	to	18.79%

BlackRock Advantage SMID Cap V.I. Fund - Class III:
2023	152	$15.59	to	$18.17	$2,414	1.92%	0.75%	to	1.40%	17.75%	to	17.00%
2022	165	$13.24	to	$15.53	$2,237	1.81%	0.75%	to	1.40%	(17.30)%	to	(17.87)%
2021	148	$16.01	to	$18.91	$2,453	1.28%	0.75%	to	1.40%	12.51%	to	11.76%
2020	124	$14.23	to	$16.92	$1,854	2.00%	0.75%	to	1.40%	18.78%	to	17.99%
2019	76	$11.98	to	$14.34	$1,002	2.17%	0.75%	to	1.40%	27.72%	to	26.90%

BlackRock Global Allocation V.I. Fund - Class III:
2023	289	$12.76	to	$12.28	$3,703	2.51%	0.75%	to	2.00%	11.64%	to	10.23%
2022	307	$11.43	to	$11.14	$3,528	—%	0.75%	to	2.00%	(16.69)%	to	(17.73)%
2021	300	$13.72	to	$13.54	$4,163	0.90%	0.75%	to	2.00%	5.62%	to	4.31%
2020	178	$12.99	to	$12.98	$2,356	1.36%	0.75%	to	2.00%	19.83%	to	18.32%
2019	192	$10.84	to	$10.97	$2,140	1.39%	0.75%	to	2.00%	16.81%	to	15.35%

Blue Chip Account - Class 3:
2023	1,360	$10.54	to	$10.21	$14,290	—%	0.75%	to	2.00%	37.96%	to	36.32%
2022	1,011	$7.64	to	$7.49	$7,707	—%	0.75%	to	2.00%	(31.72)%	to	(32.58)%
2021 (8)	625	$11.19	to	$11.11	$6,985	—%	0.75%	to	2.00%	12.01%	to	11.21%

BNY Mellon IP MidCap Stock Portfolio - Service Shares:
2023	88	$13.72	to	$15.18	$1,227	0.49%	0.75%	to	1.40%	17.16%	to	16.32%
2022	74	$11.71	to	$13.05	$891	0.44%	0.75%	to	1.40%	(14.96)%	to	(15.48)%
2021	68	$13.77	to	$15.44	$974	0.43%	0.75%	to	1.40%	24.62%	to	23.82%
2020	57	$11.05	to	$12.47	$664	0.50%	0.75%	to	1.40%	7.07%	to	6.31%
2019	50	$10.32	to	$11.73	$547	0.38%	0.75%	to	1.40%	18.89%	to	18.25%

BNY Mellon IP Technology Growth Portfolio - Service Shares:
2023	118	$62.97	to	$56.06	$7,424	—%	1.40%	to	2.00%	56.80%	to	55.85%
2022	137	$40.16	to	$35.97	$5,492	—%	1.40%	to	2.00%	(47.26)%	to	(47.57)%
2021	157	$76.15	to	$68.61	$11,867	—%	1.40%	to	2.00%	11.07%	to	10.41%
2020	188	$68.56	to	$62.14	$12,758	0.07%	1.40%	to	2.00%	67.22%	to	66.19%
2019	213	$41.00	to	$37.39	$8,638	—%	1.40%	to	2.00%	23.75%	to	23.03%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Calvert VP EAFE International Index Portfolio - Class F:
2023	388	$11.84	to	$12.42	$4,601	3.14%	0.75%	to	1.40%	16.65%	to	15.97%
2022	324	$10.15	to	$10.71	$3,302	3.72%	0.75%	to	1.40%	(15.42)%	to	(15.93)%
2021	263	$12.00	to	$12.74	$3,163	1.86%	0.75%	to	1.40%	9.89%	to	9.08%
2020	190	$10.92	to	$11.68	$2,093	3.70%	0.75%	to	1.40%	6.74%	to	6.09%
2019	126	$10.23	to	$11.01	$1,308	3.18%	0.75%	to	1.40%	20.07%	to	19.28%

Calvert VP Investment Grade Bond Index Portfolio - Class F:
2023	530	$10.15	to	$9.79	$5,380	2.96%	0.75%	to	1.40%	4.42%	to	3.71%
2022	484	$9.72	to	$9.44	$4,700	2.83%	0.75%	to	1.40%	(13.45)%	to	(13.95)%
2021	449	$11.23	to	$10.97	$5,039	2.66%	0.75%	to	1.40%	(2.77)%	to	(3.43)%
2020	310	$11.55	to	$11.36	$3,584	3.01%	0.75%	to	1.40%	6.26%	to	5.58%
2019	87	$10.87	to	$10.76	$943	5.01%	0.75%	to	1.40%	7.31%	to	6.64%

Calvert VP Nasdaq 100 Index Portfolio - Class F:
2023	228	$13.29	to	$13.03	$3,024	0.44%	0.75%	to	2.00%	52.93%	to	50.98%
2022 (9)	40	$8.69	to	$8.63	$348	0.34%	0.75%	to	2.00%	(13.45)%	to	(14.04)%

Calvert VP Russell 2000 Small Cap Index Portfolio - Class F:
2023	521	$13.26	to	$16.74	$7,029	0.91%	0.75%	to	1.40%	15.40%	to	14.74%
2022	483	$11.49	to	$14.59	$5,673	0.85%	0.75%	to	1.40%	(21.25)%	to	(21.73)%
2021	430	$14.59	to	$18.64	$6,438	0.81%	0.75%	to	1.40%	13.45%	to	12.70%
2020	297	$12.86	to	$16.54	$3,974	1.17%	0.75%	to	1.40%	18.53%	to	17.72%
2019	236	$10.85	to	$14.05	$2,708	1.01%	0.75%	to	1.40%	23.86%	to	23.14%

Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2023	620	$15.16	to	$18.97	$9,599	1.27%	0.75%	to	1.40%	15.02%	to	14.28%
2022	560	$13.18	to	$16.60	$7,598	0.95%	0.75%	to	1.40%	(14.19)%	to	(14.70)%
2021	548	$15.36	to	$19.46	$8,698	0.86%	0.75%	to	1.40%	23.27%	to	22.47%
2020	462	$12.46	to	$15.89	$6,062	1.33%	0.75%	to	1.40%	12.25%	to	11.51%
2019	376	$11.10	to	$14.25	$4,489	1.26%	0.75%	to	1.40%	24.58%	to	23.81%

Clearbridge Variable Small Cap Growth Portfolio - Class II Shares:
2023	310	$14.37	to	$17.81	$4,528	—%	0.75%	to	1.40%	7.32%	to	6.65%
2022	312	$13.39	to	$16.70	$4,287	—%	0.75%	to	1.40%	(29.56)%	to	(30.01)%
2021	296	$19.01	to	$23.86	$5,878	—%	0.75%	to	1.40%	11.50%	to	10.77%
2020	199	$17.05	to	$21.54	$3,566	—%	0.75%	to	1.40%	41.85%	to	40.88%
2019	157	$12.02	to	$15.29	$2,018	—%	0.75%	to	1.40%	25.60%	to	24.82%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Columbia VP - Limited Duration Credit Fund - Class 2:
2023	503	$10.87	to	$9.77	$5,430	3.00%	0.75%	to	2.00%	5.84%	to	4.49%
2022	492	$10.27	to	$9.35	$5,011	0.53%	0.75%	to	2.00%	(7.06)%	to	(8.15)%
2021	486	$11.05	to	$10.18	$5,304	1.47%	0.75%	to	2.00%	(1.60)%	to	(2.86)%
2020	331	$11.23	to	$10.48	$3,666	2.12%	0.75%	to	2.00%	4.86%	to	3.46%
2019	39	$10.71	to	$10.13	$405	1.97%	0.75%	to	2.00%	6.67%	to	5.41%

Columbia VP - Small Cap Value Fund - Class 2:
2023	276	$15.10	to	$18.85	$4,246	0.42%	0.75%	to	1.40%	20.70%	to	19.99%
2022	239	$12.51	to	$15.71	$3,052	0.48%	0.75%	to	1.40%	(9.61)%	to	(10.23)%
2021	211	$13.84	to	$17.50	$3,001	0.52%	0.75%	to	1.40%	27.79%	to	27.00%
2020	112	$10.83	to	$13.78	$1,277	0.35%	0.75%	to	1.40%	7.76%	to	7.07%
2019	95	$10.05	to	$12.87	$1,034	0.27%	0.75%	to	1.40%	20.07%	to	19.28%

Core Plus Bond Account - Class 1:
2023	3,818	$3.16	to	$21.14	$75,769	2.86%	0.39%	to	2.00%	4.90%	to	3.27%
2022	4,145	$3.01	to	$20.47	$80,270	3.02%	0.38%	to	2.00%	(14.49)%	to	(15.83)%
2021	4,799	$3.53	to	$24.32	$110,485	2.61%	0.47%	to	2.00%	(0.87)%	to	(2.41)%
2020	5,323	$3.56	to	$24.92	$122,021	3.59%	0.41%	to	2.00%	9.09%	to	7.37%
2019	5,337	$3.26	to	$23.21	$116,174	3.25%	0.42%	to	2.00%	9.35%	to	7.65%

Delaware VIP Small Cap Value Series - Service Class:
2023	90	$19.26	to	$17.88	$1,717	0.66%	1.30%	to	2.00%	7.66%	to	6.94%
2022	116	$17.89	to	$16.72	$2,051	0.54%	1.30%	to	2.00%	(13.45)%	to	(14.12)%
2021	143	$20.67	to	$19.47	$2,932	0.63%	1.30%	to	2.00%	32.25%	to	31.38%
2020	147	$15.63	to	$14.82	$2,264	1.06%	1.30%	to	2.00%	(3.46)%	to	(4.08)%
2019	160	$16.19	to	$15.45	$2,563	0.78%	1.30%	to	2.00%	26.09%	to	25.20%

Diversified Balanced Account - Class 1:
2023	1,272	$14.26	to	$13.11	$17,459	1.99%	0.36%	to	1.90%	13.47%	to	12.05%
2022	1,429	$12.72	to	$11.70	$17,372	2.45%	0.39%	to	1.90%	(15.20)%	to	(16.49)%
2021	1,611	$15.00	to	$14.01	$23,297	2.14%	0.46%	to	1.90%	10.60%	to	9.03%
2020	1,771	$13.57	to	$12.85	$23,344	2.30%	0.45%	to	1.90%	12.48%	to	10.78%
2019	2,112	$12.06	to	$11.60	$24,944	2.12%	0.46%	to	1.90%	17.93%	to	16.23%

Diversified Balanced Account - Class 2:
2023	34,637	$13.59	to	$18.99	$701,275	1.71%	1.40%	to	2.00%	12.29%	to	11.64%
2022	39,507	$12.10	to	$17.01	$715,956	2.12%	1.40%	to	2.00%	(16.29)%	to	(16.78)%
2021	44,424	$14.46	to	$20.44	$963,138	1.88%	1.40%	to	2.00%	9.30%	to	8.61%
2020	49,273	$13.23	to	$18.82	$979,709	2.08%	1.40%	to	2.00%	11.05%	to	10.38%
2019	55,109	$18.10	to	$17.05	$988,423	1.81%	1.40%	to	2.00%	16.55%	to	15.91%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Diversified Balanced Managed Volatility Account - Class 2:
2023	9,138	$13.12	to	$14.06	$134,075	1.56%	0.75%	to	2.00%	12.23%	to	10.88%
2022	10,707	$11.69	to	$12.68	$141,391	2.67%	0.75%	to	2.00%	(15.29)%	to	(16.30)%
2021	11,703	$13.80	to	$15.15	$184,037	1.72%	0.75%	to	2.00%	9.18%	to	7.75%
2020	12,733	$12.64	to	$14.06	$185,112	1.89%	0.75%	to	2.00%	11.17%	to	9.76%
2019	13,367	$11.37	to	$12.81	$176,258	1.61%	0.75%	to	2.00%	16.62%	to	15.20%

Diversified Balanced Volatility Control Account - Class 2:
2023	18,843			$12.81	$241,388	1.31%			1.40%			11.49%
2022	18,030			$11.49	$207,131	1.66%			1.40%			(14.95)%
2021	17,008			$13.51	$229,833	1.32%			1.40%			8.51%
2020	14,823			$12.45	$184,530	1.56%			1.40%			7.33%
2019	12,527			$11.60	$145,328	0.95%			1.40%			13.84%

Diversified Growth Account - Class 2:
2023	129,723	$14.92	to	$22.65	$3,077,826	1.61%	1.40%	to	2.00%	14.98%	to	14.28%
2022	146,105	$12.98	to	$19.82	$3,045,205	2.07%	1.40%	to	2.00%	(16.84)%	to	(17.35)%
2021	157,551	$15.61	to	$23.98	$3,973,661	1.74%	1.40%	to	2.00%	13.18%	to	12.53%
2020	172,151	$13.79	to	$21.31	$3,852,816	1.95%	1.40%	to	2.00%	12.17%	to	11.45%
2019	188,483	$12.30	to	$19.12	$3,772,917	1.74%	1.40%	to	2.00%	19.53%	to	18.83%

Diversified Growth Managed Volatility Account - Class 2:
2023	17,930	$14.05	to	$15.72	$293,489	1.39%	0.75%	to	2.00%	14.79%	to	13.26%
2022	20,343	$12.24	to	$13.88	$292,924	2.88%	0.75%	to	2.00%	(15.76)%	to	(16.79)%
2021	22,587	$14.53	to	$16.68	$388,997	1.56%	0.75%	to	2.00%	12.81%	to	11.50%
2020	24,558	$12.88	to	$14.96	$378,169	1.80%	0.75%	to	2.00%	12.20%	to	10.81%
2019	25,503	$11.48	to	$13.50	$353,685	1.54%	0.75%	to	2.00%	19.33%	to	17.80%

Diversified Growth Volatility Control - Class 2:
2023	103,753			$13.88	$1,440,206	1.22%			1.40%			13.68%
2022	98,089			$12.21	$1,197,194	1.63%			1.40%			(14.97)%
2021	88,928			$14.36	$1,277,225	1.20%			1.40%			12.28%
2020	77,836			$12.79	$995,441	1.54%			1.40%			7.48%
2019	64,303			$11.90	$765,294	0.97%			1.40%			15.87%

Diversified Income Account - Class 2:
2023	17,572	$12.32	to	$14.19	$246,927	1.74%	1.40%	to	2.00%	9.65%	to	8.99%
2022	19,642	$11.24	to	$13.02	$254,403	2.10%	1.40%	to	2.00%	(15.73)%	to	(16.22)%
2021	21,020	$13.33	to	$15.54	$326,042	1.85%	1.40%	to	2.00%	5.51%	to	4.79%
2020	21,807	$12.64	to	$14.83	$323,481	1.96%	1.40%	to	2.00%	9.70%	to	9.12%
2019	20,567	$11.52	to	$13.59	$279,864	1.65%	1.40%	to	2.00%	13.50%	to	12.87%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Diversified International Account - Class 1:
2023	2,527	$4.82	to	$32.56	$75,288	1.24%	0.39%	to	2.00%	16.96%	to	15.13%
2022	2,862	$4.12	to	$28.28	$75,371	2.60%	0.37%	to	2.00%	(20.33)%	to	(21.60)%
2021	3,079	$5.17	to	$36.07	$102,535	1.29%	0.44%	to	2.00%	9.29%	to	7.58%
2020	3,407	$4.73	to	$33.53	$104,699	2.68%	0.40%	to	2.00%	15.68%	to	13.85%
2019	3,882	$4.09	to	$29.45	$103,484	1.63%	0.40%	to	2.00%	22.17%	to	20.25%

DWS Alternative Asset Allocation VIP - Class B:
2023	19	$12.00	to	$10.87	$224	6.71%	0.75%	to	1.40%	4.90%	to	4.22%
2022	20	$11.44	to	$10.43	$221	7.87%	0.75%	to	1.40%	(8.41)%	to	(8.99)%
2021	9	$12.49	to	$11.46	$108	1.56%	0.75%	to	1.40%	11.52%	to	10.72%
2020	5	$11.20	to	$10.35	$49	2.41%	0.75%	to	1.40%	4.48%	to	3.92%
2019	4	$10.72	to	$9.96	$44	3.51%	0.75%	to	1.40%	13.56%	to	12.67%

DWS Equity 500 Index VIP - Class B2:
2023	128	$18.38	to	$23.34	$2,676	1.01%	0.75%	to	1.40%	24.53%	to	23.75%
2022	138	$14.76	to	$18.86	$2,327	0.85%	0.75%	to	1.40%	(19.21)%	to	(19.78)%
2021	148	$18.27	to	$23.51	$3,106	1.10%	0.75%	to	1.40%	26.88%	to	26.06%
2020	171	$14.40	to	$18.65	$2,861	1.28%	0.75%	to	1.40%	16.79%	to	16.05%
2019	175	$12.33	to	$16.07	$2,491	1.48%	0.75%	to	1.40%	29.65%	to	28.77%

DWS Small Mid Cap Value VIP - Class B:
2023	103	$12.27	to	$15.31	$1,442	0.85%	0.75%	to	2.00%	13.72%	to	12.33%
2022	120	$10.79	to	$13.63	$1,512	0.47%	0.75%	to	2.00%	(16.74)%	to	(17.79)%
2021	129	$12.96	to	$16.58	$1,968	0.80%	0.75%	to	2.00%	29.08%	to	27.44%
2020	107	$10.04	to	$13.01	$1,307	1.21%	0.75%	to	2.00%	(1.86)%	to	(3.06)%
2019	118	$10.23	to	$13.42	$1,469	0.36%	0.75%	to	2.00%	20.07%	to	18.55%

EQ Advisors Trust 1290 VT Convertible Securities Portfolio - Class IB:
2023	80	$13.39	to	$12.65	$1,065	2.57%	0.75%	to	2.00%	12.90%	to	11.45%
2022	74	$11.86	to	$11.35	$876	1.20%	0.75%	to	2.00%	(21.61)%	to	(22.53)%
2021	61	$15.13	to	$14.65	$916	18.41%	0.75%	to	2.00%	0.27%	to	(0.95)%
2020	12	$15.09	to	$14.79	$181	3.60%	0.75%	to	2.00%	38.06%	to	36.31%
2019 (4)	—	$10.93	to	$10.85	$—	—%	0.75%	to	2.00%	9.30%	to	8.50%

EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio - Class IB:
2023	42	$15.60	to	$14.73	$660	0.64%	0.75%	to	2.00%	20.18%	to	18.60%
2022	34	$12.98	to	$12.42	$444	0.64%	0.75%	to	2.00%	(11.34)%	to	(12.41)%
2021	18	$14.64	to	$14.18	$262	0.81%	0.75%	to	2.00%	24.17%	to	22.66%
2020	11	$11.79	to	$11.56	$131	1.15%	0.75%	to	2.00%	8.46%	to	7.04%
2019 (4)	5	$10.87	to	$10.80	$55	1.76%	0.75%	to	2.00%	8.70%	to	8.00%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
EQ Advisors Trust 1290 VT Micro Cap Portfolio - Class IB:
2023	39	$14.09	to	$13.31	$543	0.53%	0.75%	to	2.00%	6.74%	to	5.38%
2022	40	$13.20	to	$12.63	$515	0.13%	0.75%	to	2.00%	(26.50)%	to	(27.37)%
2021	62	$17.96	to	$17.39	$1,111	—%	0.75%	to	2.00%	10.12%	to	8.76%
2020	6	$16.31	to	$15.99	$93	0.11%	0.75%	to	2.00%	49.09%	to	47.24%
2019 (4)	1	$10.94	to	$10.86	$10	0.27%	0.75%	to	2.00%	9.40%	to	8.60%

EQ Advisors Trust 1290 VT SmartBeta Equity ESG Portfolio - Class IB:
2023	44	$14.33	to	$13.54	$626	1.34%	0.75%	to	2.00%	15.66%	to	14.26%
2022	45	$12.39	to	$11.85	$555	1.18%	0.75%	to	2.00%	(15.14)%	to	(16.20)%
2021	29	$14.60	to	$14.14	$417	1.35%	0.75%	to	2.00%	22.07%	to	20.65%
2020	26	$11.96	to	$11.72	$316	0.72%	0.75%	to	2.00%	10.13%	to	8.72%
2019 (4)	6	$10.86	to	$10.78	$62	3.05%	0.75%	to	2.00%	8.60%	to	7.80%

EQ Advisors Trust 1290 VT Socially Responsible Portfolio - Class IB:
2023	71	$16.93	to	$15.99	$1,187	0.85%	0.75%	to	2.00%	26.53%	to	25.02%
2022	52	$13.38	to	$12.79	$685	0.63%	0.75%	to	2.00%	(22.70)%	to	(23.69)%
2021	45	$17.31	to	$16.76	$760	0.62%	0.75%	to	2.00%	29.37%	to	27.74%
2020	13	$13.38	to	$13.12	$170	1.61%	0.75%	to	2.00%	19.04%	to	17.56%
2019 (4)	1	$11.24	to	$11.16	$17	1.95%	0.75%	to	2.00%	12.40%	to	11.60%

Equity Income Account - Class 1:
2023	6,998	$114.00	to	$25.49	$160,275	2.06%	0.36%	to	2.00%	10.68%	to	9.02%
2022	8,037	$3.66	to	$23.38	$170,635	1.88%	0.43%	to	2.00%	(10.87)%	to	(12.27)%
2021	9,091	$115.63	to	$26.65	$221,633	1.97%	0.45%	to	2.00%	21.88%	to	20.05%
2020	10,278	$3.37	to	$22.20	$215,748	2.02%	0.48%	to	2.00%	5.99%	to	4.32%
2019	11,634	$89.57	to	$21.28	$229,475	1.88%	0.56%	to	2.00%	28.47%	to	26.52%

Equity Income Account - Class 2:
2023	1,026	$15.30	to	$18.87	$16,028	1.96%	0.75%	to	1.40%	10.07%	to	9.39%
2022	967	$13.90	to	$17.25	$13,815	1.85%	0.75%	to	1.40%	(11.35)%	to	(11.94)%
2021	799	$15.68	to	$19.59	$13,076	1.94%	0.75%	to	1.40%	21.17%	to	20.41%
2020	614	$12.94	to	$16.27	$8,454	1.74%	0.75%	to	1.40%	5.37%	to	4.70%
2019	573	$12.28	to	$15.54	$7,665	1.75%	0.75%	to	1.40%	27.78%	to	26.96%

Fidelity VIP Contrafund® Portfolio - Service Class:
2023	567	$56.20	to	$48.93	$31,865	0.37%	1.30%	to	1.90%	31.62%	to	30.86%
2022	680	$42.70	to	$37.39	$29,040	0.39%	1.30%	to	1.90%	(27.33)%	to	(27.78)%
2021	756	$58.76	to	$51.77	$44,413	0.05%	1.30%	to	1.90%	26.07%	to	25.32%
2020	847	$46.61	to	$41.31	$39,479	0.15%	1.30%	to	1.90%	28.72%	to	27.97%
2019	990	$36.21	to	$32.28	$35,860	0.35%	1.30%	to	1.90%	29.78%	to	28.97%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Fidelity VIP Contrafund® Portfolio - Service Class 2:
2023	1,858	$18.92	to	$47.04	$57,214	0.25%	0.75%	to	2.00%	32.12%	to	30.49%
2022	1,929	$14.32	to	$36.05	$48,745	0.26%	0.75%	to	2.00%	(27.05)%	to	(27.93)%
2021	1,907	$19.63	to	$50.02	$70,397	0.03%	0.75%	to	2.00%	26.56%	to	24.99%
2020	1,809	$15.51	to	$40.02	$58,575	0.08%	0.75%	to	2.00%	29.25%	to	27.66%
2019	1,833	$12.00	to	$31.35	$50,633	0.21%	0.75%	to	2.00%	30.29%	to	28.64%

Fidelity VIP Energy Portfolio - Service Class 2:
2023	185	$9.78	to	$9.59	$1,800	2.02%	0.75%	to	2.00%	—%	to	(1.24)%
2022 (9)	169	$9.78	to	$9.71	$1,654	4.89%	0.75%	to	2.00%	(2.30)%	to	(3.00)%

Fidelity VIP Equity-Income Portfolio - Service Class 2:
2023	700	$32.45	to	$28.20	$22,602	1.69%	1.30%	to	2.00%	8.97%	to	8.17%
2022	805	$29.78	to	$26.07	$23,853	1.63%	1.30%	to	2.00%	(6.47)%	to	(7.09)%
2021	959	$31.84	to	$28.06	$30,400	1.65%	1.30%	to	2.00%	22.98%	to	22.11%
2020	1,069	$25.89	to	$22.98	$27,560	1.64%	1.30%	to	2.00%	5.07%	to	4.36%
2019	1,165	$24.64	to	$22.02	$28,581	1.78%	1.30%	to	2.00%	25.46%	to	24.55%

Fidelity VIP Freedom 2020 Portfolio - Service Class 2:
2023	314	$12.34	to	$11.98	$3,879	2.78%	0.75%	to	1.40%	11.37%	to	10.62%
2022	177	$11.08	to	$10.83	$1,957	1.86%	0.75%	to	1.40%	(16.63)%	to	(17.14)%
2021	192	$13.29	to	$13.07	$2,555	1.17%	0.75%	to	1.40%	8.49%	to	7.75%
2020	40	$12.25	to	$12.13	$484	1.27%	0.75%	to	1.40%	13.85%	to	13.15%
2019 (4)	13	$10.76	to	$10.72	$142	4.55%	0.75%	to	1.40%	7.60%	to	7.20%

Fidelity VIP Freedom 2030 Portfolio - Service Class 2:
2023	264	$13.14	to	$12.76	$3,472	2.31%	0.75%	to	1.40%	13.57%	to	12.82%
2022	236	$11.57	to	$11.31	$2,732	1.68%	0.75%	to	1.40%	(17.71)%	to	(18.22)%
2021	224	$14.06	to	$13.83	$3,145	1.22%	0.75%	to	1.40%	11.23%	to	10.55%
2020	92	$12.64	to	$12.51	$1,166	1.44%	0.75%	to	1.40%	15.75%	to	14.98%
2019 (4)	27	$10.92	to	$10.88	$298	7.14%	0.75%	to	1.40%	9.20%	to	8.80%

Fidelity VIP Freedom 2040 Portfolio - Service Class 2:
2023	233	$14.57	to	$14.14	$3,398	1.47%	0.75%	to	1.40%	17.78%	to	16.96%
2022	181	$12.37	to	$12.09	$2,239	1.44%	0.75%	to	1.40%	(19.04)%	to	(19.56)%
2021	173	$15.28	to	$15.03	$2,642	0.88%	0.75%	to	1.40%	16.64%	to	15.88%
2020	107	$13.10	to	$12.97	$1,398	0.94%	0.75%	to	1.40%	18.12%	to	17.38%
2019 (4)	65	$11.09	to	$11.05	$720	6.44%	0.75%	to	1.40%	10.90%	to	10.50%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Fidelity VIP Freedom 2050 Portfolio - Service Class 2:
2023	107	$14.64	to	$14.21	$1,559	1.28%	0.75%	to	1.40%	18.35%	to	17.54%
2022	76	$12.37	to	$12.09	$940	1.44%	0.75%	to	1.40%	(19.10)%	to	(19.61)%
2021	107	$15.29	to	$15.04	$1,636	1.05%	0.75%	to	1.40%	16.63%	to	15.87%
2020	34	$13.11	to	$12.98	$444	0.96%	0.75%	to	1.40%	18.11%	to	17.36%
2019 (4)	16	$11.10	to	$11.06	$178	5.99%	0.75%	to	1.40%	11.00%	to	10.60%

Fidelity VIP Government Money Market Portfolio - Initial Class:
2023	8,986	$1.08	to	$9.54	$36,066	4.76%	0.40%	to	2.00%	4.50%	to	2.91%
2022	8,714	$1.03	to	$9.27	$41,297	1.50%	0.44%	to	2.00%	1.02%	to	(0.64)%
2021	8,089	$1.02	to	$9.33	$31,672	0.01%	0.44%	to	2.00%	(0.41)%	to	(1.89)%
2020	9,086	$1.03	to	$9.51	$41,880	0.29%	0.44%	to	2.00%	(0.10)%	to	(1.76)%
2019	7,795	$1.03	to	$9.68	$31,462	2.04%	0.44%	to	2.00%	1.59%	to	—

Fidelity VIP Government Money Market Portfolio - Service Class 2:
2023	4,247	$10.47	to	$9.86	$43,839	4.61%	0.75%	to	1.40%	3.87%	to	3.20%
2022	3,689	$10.08	to	$9.55	$36,670	1.50%	0.75%	to	1.40%	0.50%	to	(0.21)%
2021	1,975	$10.03	to	$9.56	$19,569	0.01%	0.75%	to	1.40%	(0.69)%	to	(1.32)%
2020	1,445	$10.10	to	$9.70	$14,427	0.19%	0.75%	to	1.40%	(0.59)%	to	(1.20)%
2019	880	$10.16	to	$9.97	$8,850	1.70%	0.75%	to	1.40%	1.09%	to	0.40%

Fidelity VIP Growth Portfolio - Service Class:
2023	347	$46.12	to	$40.15	$16,008	0.04%	1.30%	to	1.90%	34.34%	to	33.57%
2022	383	$34.33	to	$30.06	$13,140	0.52%	1.30%	to	1.90%	(25.50)%	to	(25.94)%
2021	437	$46.08	to	$40.59	$20,127	—%	1.30%	to	1.90%	21.52%	to	20.77%
2020	489	$37.92	to	$33.61	$18,556	0.06%	1.30%	to	1.90%	41.86%	to	41.04%
2019	545	$26.73	to	$23.83	$14,563	0.16%	1.30%	to	1.90%	32.46%	to	31.66%

Fidelity VIP Growth Portfolio - Service Class 2:
2023	191	$61.17	to	$54.46	$11,659	—%	1.40%	to	2.00%	34.00%	to	33.22%
2022	234	$45.65	to	$40.88	$10,667	0.37%	1.40%	to	2.00%	(25.69)%	to	(26.14)%
2021	260	$61.43	to	$55.35	$15,814	—%	1.40%	to	2.00%	21.21%	to	20.48%
2020	301	$50.68	to	$45.94	$15,108	0.04%	1.40%	to	2.00%	41.52%	to	40.70%
2019	346	$35.81	to	$32.65	$12,287	0.05%	1.40%	to	2.00%	32.14%	to	31.34%

Fidelity VIP Health Care Portfolio - Service Class 2:
2023	81	$11.21	to	$11.00	$909	—%	0.75%	to	2.00%	3.22%	to	2.04%
2022 (9)	31	$10.86	to	$10.78	$338	—%	0.75%	to	2.00%	9.15%	to	8.45%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Fidelity VIP Mid Cap Portfolio - Service Class:
2023	7			$19.93	$133	0.45%			0.95%			13.95%
2022	7			$17.49	$117	0.41%			0.95%			(15.67)%
2021	7			$20.74	$138	0.52%			0.95%			24.34%
2020	7			$16.68	$111	0.57%			0.95%			16.89%
2019	7			$14.27	$95	0.80%			0.95%			22.17%

Fidelity VIP Mid Cap Portfolio - Service Class 2:
2023	978	$14.40	to	$40.89	$24,044	0.38%	0.75%	to	2.00%	13.92%	to	12.55%
2022	1,027	$12.64	to	$36.33	$23,492	0.26%	0.75%	to	2.00%	(15.62)%	to	(16.66)%
2021	1,095	$14.98	to	$43.59	$31,247	0.36%	0.75%	to	2.00%	24.42%	to	22.82%
2020	1,123	$12.04	to	$35.49	$27,511	0.41%	0.75%	to	2.00%	16.89%	to	15.53%
2019	1,169	$10.30	to	$30.72	$25,934	0.68%	0.75%	to	2.00%	22.33%	to	20.75%

Fidelity VIP Overseas Portfolio - Service Class 2:
2023	895	$12.98	to	$21.68	$18,684	0.77%	0.75%	to	2.00%	19.41%	to	17.83%
2022	1,010	$10.87	to	$18.40	$18,603	0.86%	0.75%	to	2.00%	(25.29)%	to	(26.16)%
2021	998	$14.55	to	$24.92	$24,906	0.32%	0.75%	to	2.00%	18.49%	to	17.00%
2020	1,099	$12.28	to	$21.30	$24,169	0.22%	0.75%	to	2.00%	14.55%	to	13.06%
2019	1,180	$10.72	to	$18.84	$23,490	1.46%	0.75%	to	2.00%	26.56%	to	25.02%

Franklin Templeton VIP Trust - Franklin Global Real Estate VIP Fund - Class 2:
2023	143	$11.06	to	$10.18	$1,586	2.81%	0.75%	to	2.00%	10.60%	to	9.23%
2022	163	$10.00	to	$9.32	$1,643	2.42%	0.75%	to	2.00%	(26.63)%	to	(27.53)%
2021	154	$13.63	to	$12.86	$2,132	0.89%	0.75%	to	2.00%	25.85%	to	24.37%
2020	133	$10.83	to	$10.34	$1,469	3.25%	0.75%	to	2.00%	(6.07)%	to	(7.26)%
2019	118	$11.53	to	$11.15	$1,397	2.23%	0.75%	to	2.00%	21.50%	to	19.89%

Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 4:
2023	512	$12.63	to	$12.18	$6,462	4.92%	0.75%	to	1.40%	7.76%	to	7.03%
2022	398	$11.72	to	$11.38	$4,659	4.91%	0.75%	to	1.40%	(6.31)%	to	(6.95)%
2021	293	$12.51	to	$12.23	$3,671	4.25%	0.75%	to	1.40%	15.73%	to	15.05%
2020	182	$10.81	to	$10.63	$1,966	5.61%	0.75%	to	1.40%	(0.18)%	to	(0.84)%
2019	116	$10.83	to	$10.72	$1,253	4.07%	0.75%	to	1.40%	15.21%	to	14.41%

Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 4:
2023	471	$17.63	to	$22.00	$8,520	0.86%	0.75%	to	1.40%	11.16%	to	10.39%
2022	445	$15.86	to	$19.93	$7,288	0.78%	0.75%	to	1.40%	(11.35)%	to	(11.89)%
2021	390	$17.89	to	$22.62	$7,326	0.79%	0.75%	to	1.40%	25.63%	to	24.83%
2020	270	$14.24	to	$18.12	$4,139	1.31%	0.75%	to	1.40%	15.02%	to	14.25%
2019	206	$12.38	to	$15.86	$2,842	1.10%	0.75%	to	1.40%	28.16%	to	27.39%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2:
2023	80	$32.82	to	$29.87	$2,589	0.53%	1.30%	to	2.00%	11.29%	to	10.55%
2022	98	$29.49	to	$27.02	$2,868	0.99%	1.30%	to	2.00%	(11.23)%	to	(11.84)%
2021	118	$33.22	to	$30.65	$3,856	1.05%	1.30%	to	2.00%	23.72%	to	22.85%
2020	132	$26.85	to	$24.95	$3,501	1.54%	1.30%	to	2.00%	3.83%	to	3.10%
2019	158	$25.86	to	$24.20	$4,044	1.05%	1.30%	to	2.00%	24.75%	to	23.85%

Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2:
2023	296	$9.47	to	$9.20	$2,804	2.74%	0.75%	to	1.40%	3.61%	to	3.02%
2022	255	$9.14	to	$8.93	$2,330	2.28%	0.75%	to	1.40%	(10.39)%	to	(10.97)%
2021	240	$10.20	to	$10.03	$2,444	2.44%	0.75%	to	1.40%	(2.58)%	to	(3.19)%
2020	228	$10.47	to	$10.36	$2,389	1.74%	0.75%	to	1.40%	3.05%	to	2.37%
2019 (4)	32	$10.16	to	$10.12	$323	—%	0.75%	to	1.40%	1.40%	to	1.00%

Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 4:
2023	288	$8.53	to	$7.58	$2,401	—%	0.75%	to	2.00%	2.16%	to	0.80%
2022	290	$8.35	to	$7.52	$2,353	—%	0.75%	to	2.00%	(5.86)%	to	(7.05)%
2021	322	$8.87	to	$8.09	$2,782	—%	0.75%	to	2.00%	(5.74)%	to	(6.90)%
2020	332	$9.41	to	$8.69	$3,043	6.85%	0.75%	to	2.00%	(6.09)%	to	(7.26)%
2019	528	$10.02	to	$9.37	$5,136	6.90%	0.75%	to	2.00%	1.11%	to	(0.11)%

Franklin Templeton VIP Trust - Templeton Growth VIP Fund - Class 2:
2023	21			$27.72	$581	3.31%			0.85%			20.00%
2022	22			$23.10	$510	0.16%			0.85%			(12.23)%
2021	23			$26.32	$612	1.14%			0.85%			3.95%
2020	24			$25.32	$617	2.93%			0.85%			4.93%
2019	27			$24.13	$661	2.81%			0.85%			14.14%

Global Emerging Markets Account - Class 1:
2023	972	$4.48	to	$31.40	$27,135	2.45%	0.39%	to	2.00%	12.06%	to	10.33%
2022	1,115	$4.00	to	$28.46	$28,639	1.57%	0.40%	to	2.00%	(22.98)%	to	(24.19)%
2021	1,178	$5.19	to	$37.54	$39,901	0.43%	0.45%	to	2.00%	0.16%	to	(1.42)%
2020	1,246	$5.19	to	$38.08	$43,556	2.45%	0.36%	to	2.00%	18.73%	to	16.85%
2019	1,427	$4.37	to	$32.59	$43,068	0.95%	0.41%	to	2.00%	17.11%	to	15.28%

Goldman Sachs VIT - Mid Cap Value Fund - Institutional Shares:
2023	219	$41.52	to	$36.58	$8,965	0.96%	1.30%	to	2.00%	9.99%	to	9.23%
2022	262	$37.75	to	$33.49	$9,777	0.66%	1.30%	to	2.00%	(11.16)%	to	(11.78)%
2021	304	$42.49	to	$37.96	$12,777	0.45%	1.30%	to	2.00%	29.27%	to	28.37%
2020	366	$32.87	to	$29.57	$11,872	0.65%	1.30%	to	2.00%	7.00%	to	6.25%
2019	390	$30.72	to	$27.83	$11,835	0.76%	1.30%	to	2.00%	29.84%	to	28.90%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Goldman Sachs VIT - Mid Cap Value Fund - Service Shares:
2023	189	$16.06	to	$16.93	$3,077	0.73%	0.75%	to	1.40%	10.30%	to	9.58%
2022	189	$14.56	to	$15.45	$2,802	0.46%	0.75%	to	1.40%	(10.89)%	to	(11.46)%
2021	159	$16.34	to	$17.45	$2,649	0.23%	0.75%	to	1.40%	29.58%	to	28.69%
2020	139	$12.61	to	$13.56	$1,798	0.46%	0.75%	to	1.40%	7.41%	to	6.69%
2019	119	$11.74	to	$12.71	$1,445	0.74%	0.75%	to	1.40%	30.16%	to	29.43%

Goldman Sachs VIT - Multi-Strategy Alternatives Portfolio - Service Shares:
2023	55	$11.14	to	$10.06	$614	6.25%	0.75%	to	1.40%	7.01%	to	6.34%
2022	61	$10.41	to	$9.46	$635	3.53%	0.75%	to	1.40%	(7.30)%	to	(7.89)%
2021	54	$11.23	to	$10.27	$604	1.88%	0.75%	to	1.40%	4.08%	to	3.42%
2020	15	$10.79	to	$9.93	$166	1.78%	0.75%	to	1.40%	5.89%	to	5.19%
2019	7	$10.19	to	$9.44	$68	3.05%	0.75%	to	1.40%	8.06%	to	7.39%

Goldman Sachs VIT - Small Cap Equity Insights Fund - Institutional Shares:
2023	121	$32.43	to	$28.57	$3,891	0.95%	1.30%	to	2.00%	17.76%	to	16.90%
2022	150	$27.54	to	$24.44	$4,091	0.30%	1.30%	to	2.00%	(20.43)%	to	(20.96)%
2021	177	$34.61	to	$30.92	$6,058	0.46%	1.30%	to	2.00%	22.17%	to	21.30%
2020	205	$28.33	to	$25.49	$5,730	0.23%	1.30%	to	2.00%	7.19%	to	6.43%
2019	226	$26.43	to	$23.95	$5,916	0.46%	1.30%	to	2.00%	23.22%	to	22.38%

Goldman Sachs VIT - Small Cap Equity Insights Fund - Service Shares:
2023	88	$13.57	to	$18.13	$1,234	0.84%	0.75%	to	1.40%	18.10%	to	17.35%
2022	79	$11.49	to	$15.45	$950	0.09%	0.75%	to	1.40%	(20.26)%	to	(20.77)%
2021	81	$14.41	to	$19.50	$1,225	0.29%	0.75%	to	1.40%	22.53%	to	21.80%
2020	53	$11.76	to	$16.01	$673	—%	0.75%	to	1.40%	7.59%	to	6.88%
2019	52	$10.93	to	$14.98	$627	0.27%	0.75%	to	1.40%	23.64%	to	22.79%

Government & High Quality Bond Account - Class 1:
2023	4,832	$2.82	to	$10.24	$47,779	2.28%	0.43%	to	2.00%	4.20%	to	2.61%
2022	5,669	$2.71	to	$9.98	$54,321	1.37%	0.39%	to	2.00%	(12.17)%	to	(13.59)%
2021	6,567	$3.08	to	$11.55	$73,054	2.25%	0.45%	to	2.00%	(1.74)%	to	(3.27)%
2020	7,184	$3.14	to	$11.94	$81,574	2.57%	0.41%	to	2.00%	2.44%	to	0.84%
2019	7,169	$3.06	to	$11.84	$81,190	2.72%	0.40%	to	2.00%	6.01%	to	4.32%

Guggenheim Investments VIF Global Managed Futures Strategy Fund:
2023	24	$11.33	to	$8.94	$256	2.75%	0.75%	to	2.00%	3.09%	to	1.82%
2022	162	$10.99	to	$8.78	$1,547	3.65%	0.75%	to	2.00%	10.45%	to	9.07%
2021	19	$9.95	to	$8.05	$181	—%	0.75%	to	2.00%	0.20%	to	(1.11)%
2020	20	$9.93	to	$8.14	$187	3.99%	0.75%	to	2.00%	1.74%	to	0.62%
2019	19	$9.76	to	$8.09	$178	0.98%	0.75%	to	2.00%	7.37%	to	6.03%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Guggenheim Investments VIF Long Short Equity Fund:
2023	22	$11.72	to	$11.17	$257	0.29%	0.75%	to	2.00%	11.94%	to	10.48%
2022	26	$10.47	to	$10.11	$277	0.46%	0.75%	to	2.00%	(15.02)%	to	(16.03)%
2021	24	$12.32	to	$12.04	$305	0.64%	0.75%	to	2.00%	22.83%	to	21.25%
2020	20	$10.03	to	$9.93	$207	0.92%	0.75%	to	2.00%	4.15%	to	2.90%
2019	15	$9.63	to	$9.65	$144	0.61%	0.75%	to	2.00%	4.79%	to	3.43%

Guggenheim Investments VIF Multi-Hedge Strategies Fund:
2023	54	$11.54	to	$10.21	$600	3.16%	0.75%	to	2.00%	3.59%	to	2.30%
2022	78	$11.14	to	$9.98	$834	1.22%	0.75%	to	2.00%	(4.13)%	to	(5.31)%
2021	63	$11.62	to	$10.54	$711	—%	0.75%	to	2.00%	7.29%	to	5.93%
2020	57	$10.83	to	$9.95	$594	1.36%	0.75%	to	2.00%	6.59%	to	5.29%
2019	57	$10.16	to	$9.45	$559	2.35%	0.75%	to	2.00%	4.21%	to	2.94%

Guggenheim Investments VIF - Series F (Guggenheim Floating Rate Strategies Series):
2023	497	$11.41	to	$11.17	$5,750	3.51%	0.75%	to	2.00%	10.24%	to	8.98%
2022	485	$10.35	to	$10.25	$5,108	2.49%	0.75%	to	2.00%	(1.62)%	to	(2.84)%
2021	325	$10.52	to	$10.55	$3,509	2.45%	0.75%	to	2.00%	1.74%	to	0.48%
2020	268	$10.34	to	$10.50	$2,876	5.91%	0.75%	to	2.00%	(0.67)%	to	(1.96)%
2019	295	$10.41	to	$10.71	$3,213	4.81%	0.75%	to	2.00%	6.77%	to	5.52%

Invesco V.I. American Franchise Fund - Series I Shares:
2023	125	$35.55	to	$33.14	$4,460	—%	1.30%	to	1.90%	39.14%	to	38.26%
2022	131	$25.55	to	$23.97	$3,358	—%	1.30%	to	1.90%	(32.01)%	to	(32.40)%
2021	139	$37.58	to	$35.46	$5,221	—%	1.30%	to	1.90%	10.50%	to	9.82%
2020	162	$34.01	to	$32.29	$5,526	0.07%	1.30%	to	1.90%	40.48%	to	39.66%
2019	178	$24.21	to	$23.12	$4,306	—%	1.30%	to	1.90%	35.03%	to	34.18%

Invesco V.I. American Value Fund - Series I Shares:
2023	249	$11.44	to	$11.26	$2,842	0.60%	1.40%	to	2.00%	14.06%	to	13.39%
2022	308	$10.03	to	$9.93	$3,084	0.74%	1.40%	to	2.00%	(4.02)%	to	(4.52)%
2021 (7)	374	$10.45	to	$10.40	$3,909	0.58%	1.40%	to	2.00%	4.50%	to	4.00%

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares:
2023	96	$11.26	to	$12.18	$1,097	—%	0.75%	to	1.40%	5.63%	to	4.91%
2022	93	$10.66	to	$11.61	$1,010	7.97%	0.75%	to	1.40%	(15.13)%	to	(15.69)%
2021	72	$12.56	to	$13.77	$928	3.36%	0.75%	to	1.40%	8.46%	to	7.75%
2020	51	$11.58	to	$12.78	$612	8.73%	0.75%	to	1.40%	9.14%	to	8.40%
2019	43	$10.61	to	$11.79	$489	—%	0.75%	to	1.40%	13.96%	to	13.26%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Invesco V.I. Core Equity Fund - Series I Shares:
2023	428	$27.35	to	$23.81	$11,720	0.72%	1.30%	to	1.90%	21.77%	to	21.05%
2022	482	$22.46	to	$19.67	$10,837	0.90%	1.30%	to	1.90%	(21.58)%	to	(22.04)%
2021	539	$28.64	to	$25.23	$15,437	0.66%	1.30%	to	1.90%	26.11%	to	25.34%
2020	600	$22.71	to	$20.13	$13,636	1.35%	1.30%	to	1.90%	12.37%	to	11.71%
2019	670	$20.21	to	$18.02	$13,547	0.92%	1.30%	to	1.90%	27.27%	to	26.54%

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares:
2023	47	$13.30	to	$13.01	$619	—%	1.30%	to	1.90%	11.67%	to	11.01%
2022	62	$11.91	to	$11.72	$739	—%	1.30%	to	1.90%	(31.86)%	to	(32.25)%
2021	64	$17.48	to	$17.30	$1,126	—%	1.30%	to	1.90%	17.55%	to	16.81%
2020 (5)	78	$14.87	to	$14.81	$1,158	—%	1.30%	to	1.90%	47.08%	to	46.49%

Invesco V.I. EQV International Equity Fund - Series I Shares:
2023	300	$14.90	to	$13.57	$4,471	0.19%	1.40%	to	2.00%	16.50%	to	15.78%
2022	367	$12.79	to	$11.72	$4,696	1.73%	1.40%	to	2.00%	(19.46)%	to	(19.89)%
2021	387	$15.88	to	$14.63	$6,123	1.27%	1.40%	to	2.00%	4.40%	to	3.76%
2020	440	$15.21	to	$14.10	$6,663	2.34%	1.40%	to	2.00%	12.42%	to	11.73%
2019	516	$13.53	to	$12.62	$6,939	1.51%	1.40%	to	2.00%	26.80%	to	26.07%

Invesco V.I. EQV International Equity Fund - Series II Shares:
2023	272	$12.25	to	$12.61	$3,356	—%	0.75%	to	1.40%	17.00%	to	16.22%
2022	263	$10.47	to	$10.85	$2,790	1.52%	0.75%	to	1.40%	(19.15)%	to	(19.63)%
2021	228	$12.95	to	$13.50	$3,001	1.09%	0.75%	to	1.40%	4.86%	to	4.17%
2020	191	$12.35	to	$12.96	$2,422	2.28%	0.75%	to	1.40%	12.89%	to	12.11%
2019	149	$10.94	to	$11.56	$1,692	1.37%	0.75%	to	1.40%	27.21%	to	26.48%

Invesco V.I. Health Care Fund - Series I Shares:
2023	180	$32.51	to	$15.03	$5,057	—%	1.30%	to	2.00%	1.69%	to	1.01%
2022	206	$31.97	to	$14.88	$5,707	—%	1.30%	to	2.00%	(14.45)%	to	(15.02)%
2021	225	$37.37	to	$17.51	$7,332	0.20%	1.30%	to	2.00%	10.86%	to	10.06%
2020	240	$33.71	to	$15.91	$7,106	0.31%	1.30%	to	2.00%	12.97%	to	12.20%
2019	264	$29.84	to	$14.18	$7,018	0.04%	1.30%	to	2.00%	30.82%	to	29.85%

Invesco V.I. Health Care Fund - Series II Shares:
2023	414	$14.75	to	$14.46	$6,113	—%	0.75%	to	1.40%	1.94%	to	1.33%
2022	457	$14.47	to	$14.27	$6,626	—%	0.75%	to	1.40%	(14.18)%	to	(14.76)%
2021	492	$16.86	to	$16.74	$8,308	—%	0.75%	to	1.40%	11.21%	to	10.50%
2020	333	$15.16	to	$15.15	$5,066	0.11%	0.75%	to	1.40%	13.39%	to	12.64%
2019	213	$13.37	to	$13.45	$2,877	—%	0.75%	to	1.40%	31.21%	to	30.33%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Invesco V.I. Main Street Small Cap Fund - Series II Shares:
2023	19	$23.24	to	$21.80	$451	0.97%	1.30%	to	1.90%	16.32%	to	15.59%
2022	18	$19.98	to	$18.86	$354	0.25%	1.30%	to	1.90%	(17.13)%	to	(17.64)%
2021	20	$24.11	to	$22.90	$487	0.18%	1.30%	to	1.90%	20.67%	to	19.96%
2020	23	$19.98	to	$19.09	$462	0.37%	1.30%	to	1.90%	18.09%	to	17.40%
2019	26	$16.92	to	$16.26	$448	—%	1.30%	to	1.90%	24.50%	to	23.74%

Invesco V.I. Small Cap Equity Fund - Series I Shares:
2023	119	$37.76	to	$33.26	$4,440	—%	1.30%	to	2.00%	15.09%	to	14.26%
2022	144	$32.81	to	$29.11	$4,693	—%	1.30%	to	2.00%	(21.53)%	to	(22.08)%
2021	163	$41.81	to	$37.36	$6,720	0.16%	1.30%	to	2.00%	18.85%	to	18.04%
2020	188	$35.18	to	$31.65	$6,541	0.35%	1.30%	to	2.00%	25.60%	to	24.70%
2019	237	$28.01	to	$25.38	$6,548	—%	1.30%	to	2.00%	24.93%	to	24.11%

Invesco V.I. Technology Fund - Series I Shares:
2023	124	$23.34	to	$20.37	$2,902	—%	1.30%	to	1.90%	45.06%	to	44.16%
2022	126	$16.09	to	$14.13	$2,027	—%	1.30%	to	1.90%	(40.71)%	to	(41.08)%
2021	135	$27.14	to	$23.98	$3,677	—%	1.30%	to	1.90%	12.94%	to	12.27%
2020	159	$24.03	to	$21.36	$3,827	—%	1.30%	to	1.90%	44.24%	to	43.36%
2019	182	$16.66	to	$14.90	$3,038	—%	1.30%	to	1.90%	34.14%	to	33.27%

Janus Henderson Global Sustainable Equity Portfolio - Service Shares:
2023	16	$11.39	to	$11.17	$177	0.78%	0.75%	to	2.00%	22.34%	to	20.89%
2022 (9)	5	$9.31	to	$9.24	$46	1.58%	0.75%	to	2.00%	(7.27)%	to	(7.97)%

Janus Henderson Series Balanced Portfolio - Service Shares:
2023	708	$10.36	to	$10.19	$7,327	1.83%	0.75%	to	1.40%	14.22%	to	13.60%
2022	555	$9.07	to	$8.97	$5,025	1.22%	0.75%	to	1.40%	(17.17)%	to	(17.78)%
2021 (8)	418	$10.95	to	$10.91	$4,581	0.75%	0.75%	to	1.40%	9.61%	to	9.21%

Janus Henderson Series Enterprise Portfolio - Service Shares:
2023	230	$35.83	to	$31.19	$8,251	0.09%	1.30%	to	1.90%	16.26%	to	15.56%
2022	261	$30.82	to	$26.99	$8,039	0.27%	1.30%	to	1.90%	(17.24)%	to	(17.74)%
2021	278	$37.24	to	$32.81	$10,355	0.24%	1.30%	to	1.90%	15.04%	to	14.36%
2020	314	$32.37	to	$28.69	$10,153	0.04%	1.30%	to	1.90%	17.62%	to	16.96%
2019	366	$27.52	to	$24.53	$10,067	0.05%	1.30%	to	1.90%	33.40%	to	32.59%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Janus Henderson Series Flexible Bond Portfolio - Service Shares:
2023	925	$10.46	to	$9.44	$9,565	3.75%	0.75%	to	2.00%	4.60%	to	3.17%
2022	833	$10.00	to	$9.15	$8,223	2.19%	0.75%	to	2.00%	(14.60)%	to	(15.59)%
2021	803	$11.71	to	$10.84	$9,275	2.33%	0.75%	to	2.00%	(1.84)%	to	(3.04)%
2020	624	$11.93	to	$11.18	$7,338	2.47%	0.75%	to	2.00%	9.45%	to	8.02%
2019	290	$10.90	to	$10.35	$3,116	3.03%	0.75%	to	2.00%	8.46%	to	7.14%

Janus Henderson Series Global Technology and Innovation Portfolio - Service Shares:
2023	371	$19.48	to	$18.91	$7,226	—%	0.75%	to	1.40%	53.14%	to	52.13%
2022	352	$12.72	to	$12.43	$4,473	—%	0.75%	to	1.40%	(37.59)%	to	(38.00)%
2021	397	$20.38	to	$20.05	$8,082	0.62%	0.75%	to	1.40%	16.86%	to	16.10%
2020	189	$17.44	to	$17.27	$3,300	—%	0.75%	to	1.40%	49.57%	to	48.62%
2019 (4)	30	$11.66	to	$11.62	$348	—%	0.75%	to	1.40%	16.60%	to	16.20%

LargeCap Growth Account I - Class 1:
2023	2,452	$6.23	to	$131.51	$154,124	—%	0.40%	to	2.00%	39.76%	to	37.58%
2022	2,646	$4.46	to	$95.59	$126,043	—%	0.41%	to	2.00%	(34.43)%	to	(35.46)%
2021	2,861	$6.80	to	$148.11	$210,317	—%	0.50%	to	2.00%	21.38%	to	19.48%
2020	3,166	$5.60	to	$123.96	$197,310	0.03%	0.56%	to	2.00%	35.63%	to	33.49%
2019	3,666	$4.13	to	$92.86	$168,970	0.06%	0.47%	to	2.00%	34.35%	to	32.24%

LargeCap S&P 500 Index Account - Class 1:
2023	2,895	$5.13	to	$32.99	$89,024	1.39%	0.41%	to	2.00%	25.45%	to	23.51%
2022	3,260	$4.09	to	$26.71	$83,768	1.28%	0.40%	to	2.00%	(18.67)%	to	(19.96)%
2021	3,460	$5.03	to	$33.37	$115,616	1.37%	0.38%	to	2.00%	27.80%	to	25.78%
2020	4,148	$3.93	to	$26.53	$104,574	1.80%	0.44%	to	2.00%	17.58%	to	15.75%
2019	4,496	$3.34	to	$22.92	$99,605	1.84%	0.51%	to	2.00%	30.55%	to	28.48%

LargeCap S&P 500 Index Account - Class 2:
2023	2,785	$18.51	to	$22.34	$52,322	1.25%	0.75%	to	1.40%	24.73%	to	23.97%
2022	2,783	$14.84	to	$18.02	$42,043	1.15%	0.75%	to	1.40%	(19.13)%	to	(19.66)%
2021	2,485	$18.35	to	$22.43	$46,636	1.34%	0.75%	to	1.40%	27.08%	to	26.22%
2020	1,865	$14.44	to	$17.77	$27,800	1.78%	0.75%	to	1.40%	16.92%	to	16.14%
2019	1,221	$12.35	to	$15.30	$15,836	2.08%	0.75%	to	1.40%	29.73%	to	29.01%

MFS® International Intrinsic Value Portfolio - Service Class:
2023	552	$13.04	to	$14.26	$7,663	0.47%	0.75%	to	2.00%	16.43%	to	15.00%
2022	589	$11.20	to	$12.40	$7,133	0.52%	0.75%	to	2.00%	(24.27)%	to	(25.26)%
2021	661	$14.79	to	$16.59	$10,791	0.14%	0.75%	to	2.00%	9.39%	to	8.08%
2020	612	$13.52	to	$15.35	$9,347	0.78%	0.75%	to	2.00%	19.33%	to	17.90%
2019	569	$11.33	to	$13.02	$7,485	1.49%	0.75%	to	2.00%	24.78%	to	23.06%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
MFS® New Discovery Series - Service Class:
2023	349	$14.91	to	$19.72	$5,626	—%	0.75%	to	2.00%	13.38%	to	11.98%
2022	369	$13.15	to	$17.61	$5,306	—%	0.75%	to	2.00%	(30.50)%	to	(31.37)%
2021	378	$18.92	to	$25.66	$7,907	—%	0.75%	to	2.00%	0.80%	to	(0.47)%
2020	357	$18.77	to	$25.78	$7,508	—%	0.75%	to	2.00%	44.50%	to	42.75%
2019	301	$12.99	to	$18.06	$4,807	—%	0.75%	to	2.00%	40.13%	to	38.39%

MFS® Utilities Series - Service Class:
2023	711	$14.17	to	$29.41	$13,525	3.29%	0.75%	to	2.00%	(3.08)%	to	(4.23)%
2022	829	$14.62	to	$30.71	$17,010	2.26%	0.75%	to	2.00%	(0.27)%	to	(1.51)%
2021	747	$14.66	to	$31.18	$16,806	1.55%	0.75%	to	2.00%	12.94%	to	11.56%
2020	686	$12.98	to	$27.95	$14,652	2.23%	0.75%	to	2.00%	4.85%	to	3.52%
2019	709	$12.38	to	$27.00	$15,284	3.83%	0.75%	to	2.00%	23.92%	to	22.34%

MFS® Value Series - Service Class:
2023	74	$38.56	to	$35.32	$2,841	1.31%	1.40%	to	2.00%	6.14%	to	5.50%
2022	111	$36.33	to	$33.48	$4,011	1.15%	1.40%	to	2.00%	(7.44)%	to	(8.00)%
2021	113	$39.25	to	$36.39	$4,416	1.11%	1.40%	to	2.00%	23.39%	to	22.69%
2020	135	$31.81	to	$29.66	$4,297	1.34%	1.40%	to	2.00%	1.79%	to	1.16%
2019	170	$31.25	to	$29.32	$5,292	1.89%	1.40%	to	2.00%	27.71%	to	26.93%

MidCap Account - Class 1:
2023	1,755	$24.75	to	$169.91	$274,723	—%	0.39%	to	2.00%	25.56%	to	23.59%
2022	1,991	$19.72	to	$137.48	$254,820	0.19%	0.39%	to	2.00%	(23.30)%	to	(24.50)%
2021	2,177	$25.70	to	$182.09	$369,568	0.13%	0.44%	to	2.00%	25.00%	to	23.04%
2020	2,483	$20.56	to	$147.99	$340,438	0.72%	0.43%	to	2.00%	17.84%	to	15.98%
2019	2,908	$17.45	to	$127.60	$338,480	0.27%	0.42%	to	2.00%	42.50%	to	40.27%

MidCap Account - Class 2:
2023	1,396	$13.83	to	$13.51	$19,291	—%	0.75%	to	1.40%	24.82%	to	24.06%
2022	1,296	$11.08	to	$10.89	$14,344	—%	0.75%	to	1.40%	(23.74)%	to	(24.27)%
2021	916	$14.53	to	$14.38	$13,299	—%	0.75%	to	1.40%	24.29%	to	23.43%
2020 (6)	305	$11.69	to	$11.65	$3,567	0.67%	0.75%	to	1.40%	15.63%	to	15.23%

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S:
2023	174	$15.42	to	$17.34	$2,949	—%	0.75%	to	2.00%	17.08%	to	15.60%
2022	199	$13.17	to	$15.00	$2,914	—%	0.75%	to	2.00%	(29.35)%	to	(30.23)%
2021	223	$18.64	to	$21.50	$4,639	—%	0.75%	to	2.00%	11.88%	to	10.48%
2020	233	$16.66	to	$19.46	$4,382	—%	0.75%	to	2.00%	38.60%	to	36.95%
2019	252	$12.02	to	$14.21	$3,506	—%	0.75%	to	2.00%	31.51%	to	29.89%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares:
2023	102	$43.75	to	$38.95	$4,463	0.33%	1.40%	to	2.00%	25.14%	to	24.40%
2022	135	$34.96	to	$31.31	$4,699	0.43%	1.40%	to	2.00%	(19.58)%	to	(20.07)%
2021	161	$43.47	to	$39.17	$6,993	0.37%	1.40%	to	2.00%	21.76%	to	21.04%
2020	186	$35.70	to	$32.36	$6,614	0.59%	1.40%	to	2.00%	17.90%	to	17.20%
2019	220	$30.28	to	$27.61	$6,634	0.45%	1.40%	to	2.00%	24.10%	to	23.37%

Neuberger Berman AMT Sustainable Equity Portfolio - S Class Shares:
2023	28	$16.23	to	$15.65	$450	0.09%	0.75%	to	1.40%	25.62%	to	24.80%
2022	15	$12.92	to	$12.54	$194	0.14%	0.75%	to	1.40%	(19.25)%	to	(19.77)%
2021	6	$16.00	to	$15.63	$99	0.20%	0.75%	to	1.40%	22.23%	to	21.45%
2020	4	$13.09	to	$12.87	$50	0.40%	0.75%	to	1.40%	18.46%	to	17.64%
2019	1	$11.05	to	$10.94	$16	0.77%	0.75%	to	1.40%	24.58%	to	23.76%

PIMCO VIT All Asset Portfolio - Administrative Class:
2023	70	$18.72	to	$17.15	$1,308	2.88%	1.40%	to	2.00%	6.48%	to	5.93%
2022	93	$17.58	to	$16.19	$1,634	7.76%	1.40%	to	2.00%	(13.06)%	to	(13.61)%
2021	115	$20.22	to	$18.74	$2,317	11.14%	1.40%	to	2.00%	14.63%	to	13.92%
2020	121	$17.64	to	$16.45	$2,126	4.99%	1.40%	to	2.00%	6.52%	to	5.86%
2019	147	$16.56	to	$15.54	$2,419	2.89%	1.40%	to	2.00%	10.33%	to	9.67%

PIMCO VIT All Asset Portfolio - Advisor Class:
2023	28	$12.05	to	$12.62	$338	2.82%	0.75%	to	1.40%	7.21%	to	6.59%
2022	28	$11.24	to	$11.84	$319	7.83%	0.75%	to	1.40%	(12.53)%	to	(13.13)%
2021	20	$12.85	to	$13.63	$265	10.82%	0.75%	to	1.40%	15.25%	to	14.44%
2020	14	$11.15	to	$11.91	$163	4.86%	0.75%	to	1.40%	7.11%	to	6.43%
2019	10	$10.41	to	$11.19	$112	2.83%	0.75%	to	1.40%	10.86%	to	10.14%

PIMCO VIT CommodityRealReturn® Strategy Portfolio - M Class
2023	25	$11.97	to	$9.59	$299	21.61%	0.75%	to	1.40%	(8.77)%	to	(9.44)%
2022	68	$13.12	to	$10.59	$851	19.65%	0.75%	to	1.40%	7.54%	to	6.97%
2021	38	$12.20	to	$9.90	$423	5.25%	0.75%	to	1.40%	31.75%	to	30.95%
2020	8	$9.26	to	$7.56	$72	5.20%	0.75%	to	1.40%	0.33%	to	(0.40)%
2019	6	$9.23	to	$7.59	$51	4.14%	0.75%	to	1.40%	10.14%	to	9.52%

PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class:
2023	95	$9.06	to	$8.91	$858	5.68%	0.75%	to	1.40%	10.35%	to	9.59%
2022	91	$8.21	to	$8.13	$749	4.82%	0.75%	to	1.40%	(16.40)%	to	(16.87)%
2021 (8)	30	$9.82	to	$9.78	$293	3.86%	0.75%	to	1.40%	(1.80)%	to	(2.20)%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
PIMCO VIT High Yield Portfolio - Administrative Class:
2023	1,473	$11.92	to	$16.33	$20,595	5.65%	0.75%	to	2.00%	11.40%	to	9.97%
2022	1,523	$10.70	to	$14.85	$19,820	5.07%	0.75%	to	2.00%	(10.98)%	to	(12.03)%
2021	1,558	$12.02	to	$16.88	$23,370	4.43%	0.75%	to	2.00%	2.91%	to	1.56%
2020	1,322	$11.68	to	$16.62	$20,567	4.84%	0.75%	to	2.00%	4.94%	to	3.68%
2019	1,297	$11.13	to	$16.03	$19,995	4.92%	0.75%	to	2.00%	13.92%	to	12.41%

PIMCO VIT Low Duration Portfolio - Advisor Class:
2023	642	$10.10	to	$9.01	$6,449	3.49%	0.75%	to	2.00%	4.12%	to	2.85%
2022	560	$9.70	to	$8.76	$5,406	1.61%	0.75%	to	2.00%	(6.55)%	to	(7.69)%
2021	475	$10.38	to	$9.49	$4,901	0.43%	0.75%	to	2.00%	(1.70)%	to	(2.97)%
2020	323	$10.56	to	$9.78	$3,382	0.93%	0.75%	to	2.00%	2.03%	to	0.82%
2019	149	$10.35	to	$9.70	$1,526	2.58%	0.75%	to	2.00%	3.19%	to	1.89%

PIMCO VIT Total Return Portfolio - Administrative Class:
2023	2,326	$10.27	to	$11.51	$25,668	3.56%	0.75%	to	2.00%	5.12%	to	3.88%
2022	2,364	$9.77	to	$11.08	$25,160	2.63%	0.75%	to	2.00%	(14.97)%	to	(16.06)%
2021	2,381	$11.49	to	$13.20	$30,375	1.82%	0.75%	to	2.00%	(1.96)%	to	(3.15)%
2020	2,161	$11.72	to	$13.63	$28,912	2.09%	0.75%	to	2.00%	7.82%	to	6.48%
2019	1,771	$10.87	to	$12.80	$22,921	2.99%	0.75%	to	2.00%	7.62%	to	6.22%

Principal Capital Appreciation Account - Class 1:
2023	2,453	$41.38	to	$35.06	$76,049	0.81%	0.95%	to	2.00%	23.97%	to	22.67%
2022	2,869	$33.38	to	$28.58	$72,828	0.80%	0.95%	to	2.00%	(17.21)%	to	(18.06)%
2021	3,265	$40.32	to	$34.88	$101,112	0.83%	0.95%	to	2.00%	26.63%	to	25.29%
2020	3,898	$31.84	to	$27.84	$96,553	1.29%	0.95%	to	2.00%	17.58%	to	16.34%
2019	4,601	$27.08	to	$23.93	$97,427	1.56%	0.95%	to	2.00%	31.27%	to	29.91%

Principal Capital Appreciation Account - Class 2:
2023	719	$19.33	to	$24.31	$14,092	0.67%	0.75%	to	1.40%	23.91%	to	23.09%
2022	719	$15.60	to	$19.75	$11,416	0.64%	0.75%	to	1.40%	(17.24)%	to	(17.74)%
2021	664	$18.85	to	$24.01	$12,808	0.77%	0.75%	to	1.40%	26.60%	to	25.71%
2020	532	$14.89	to	$19.10	$8,159	1.10%	0.75%	to	1.40%	17.52%	to	16.75%
2019	397	$12.67	to	$16.36	$5,278	1.55%	0.75%	to	1.40%	31.16%	to	30.25%

Principal LifeTime 2020 Account - Class 1:
2023	2,190	$12.33	to	$21.02	$50,570	2.55%	0.75%	to	2.00%	11.48%	to	10.05%
2022	2,612	$11.06	to	$19.10	$54,254	3.21%	0.75%	to	2.00%	(15.05)%	to	(16.08)%
2021	3,069	$13.02	to	$22.76	$75,498	1.62%	0.75%	to	2.00%	8.41%	to	7.01%
2020	3,480	$12.01	to	$21.27	$79,678	2.63%	0.75%	to	2.00%	12.03%	to	10.67%
2019	4,012	$10.72	to	$19.22	$82,586	2.41%	0.75%	to	2.00%	6.56%	to	15.78%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Principal LifeTime 2030 Account - Class 1:
2023	1,670	$13.14	to	$23.12	$41,261	1.72%	0.75%	to	2.00%	14.26%	to	12.84%
2022	1,875	$11.50	to	$20.49	$40,826	2.79%	0.75%	to	2.00%	(17.44)%	to	(18.50)%
2021	2,228	$13.93	to	$25.14	$59,023	1.33%	0.75%	to	2.00%	11.98%	to	10.55%
2020	2,504	$12.44	to	$22.74	$59,916	2.08%	0.75%	to	2.00%	14.02%	to	12.63%
2019	2,724	$10.91	to	$20.19	$57,570	2.05%	0.75%	to	2.00%	8.13%	to	19.61%

Principal LifeTime 2040 Account - Class 1:
2023	432	$13.90	to	$25.97	$11,722	1.31%	0.75%	to	2.00%	17.40%	to	15.94%
2022	480	$11.84	to	$22.40	$11,034	3.13%	0.75%	to	2.00%	(18.68)%	to	(19.71)%
2021	571	$14.56	to	$27.90	$16,396	1.26%	0.75%	to	2.00%	14.38%	to	13.00%
2020	650	$12.73	to	$24.69	$16,446	1.97%	0.75%	to	2.00%	15.31%	to	13.83%
2019	705	$11.04	to	$21.69	$15,574	1.87%	0.75%	to	2.00%	9.42%	to	22.27%

Principal LifeTime 2050 Account - Class 1:
2023	271	$14.39	to	$27.38	$7,496	1.11%	0.75%	to	2.00%	19.42%	to	18.02%
2022	344	$12.05	to	$23.20	$7,892	3.49%	0.75%	to	2.00%	(19.40)%	to	(20.41)%
2021	413	$14.95	to	$29.15	$11,674	1.10%	0.75%	to	2.00%	16.16%	to	14.72%
2020	474	$12.87	to	$25.41	$11,670	1.77%	0.75%	to	2.00%	15.84%	to	14.36%
2019	549	$11.11	to	$22.22	$11,861	1.99%	0.75%	to	2.00%	10.00%	to	23.86%

Principal LifeTime Strategic Income Account - Class 1:
2023	930	$15.99	to	$15.04	$15,711	1.41%	0.95%	to	2.00%	9.75%	to	8.59%
2022	399	$14.57	to	$13.85	$6,181	3.21%	0.95%	to	2.00%	(13.89)%	to	(14.82)%
2021	508	$16.92	to	$16.26	$9,167	1.84%	0.95%	to	2.00%	3.55%	to	2.46%
2020	573	$16.34	to	$15.87	$10,029	2.24%	0.95%	to	2.00%	9.22%	to	8.11%
2019	662	$14.96	to	$14.68	$10,633	2.38%	0.95%	to	2.00%	11.39%	to	10.21%

U.S. LargeCap Buffer April Account - Class 2:
2023 (13)	1,927	$11.22	to	$11.12	$21,590	0.43%	0.75%	to	2.00%	12.20%	to	11.20%

U.S. LargeCap Buffer January Account - Class 2:
2023	4,932	$11.85	to	$11.70	$58,340	0.34%	0.75%	to	2.00%	18.50%	to	17.00%
2022 (12)	2,560	$10.00	to	$10.00	$25,599	—%	0.75%	to	2.00%	—%	to	—%

U.S. LargeCap Buffer July Account - Class 2:
2023	4,562	$11.92	to	$11.70	$54,229	0.59%	0.75%	to	2.00%	17.44%	to	15.96%
2022 (10)	2,485	$10.15	to	$10.09	$25,218	0.65%	0.75%	to	2.00%	1.50%	to	0.90%

U.S. LargeCap Buffer October Account - Class 2:
2023	1,514	$12.46	to	$12.27	$18,808	0.47%	0.75%	to	2.00%	18.55%	to	17.08%
2022 (11)	1,610	$10.51	to	$10.48	$16,910	0.58%	0.75%	to	2.00%	5.10%	to	4.80%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
Real Estate Securities Account - Class 1:
2023	578	$8.12	to	$69.17	$43,054	1.94%	0.39%	to	2.00%	12.86%	to	11.10%
2022	662	$7.20	to	$62.26	$44,771	1.22%	0.45%	to	2.00%	(25.72)%	to	(26.89)%
2021	746	$9.69	to	$85.16	$68,805	1.42%	0.36%	to	2.00%	39.85%	to	37.67%
2020	825	$6.93	to	$61.86	$56,340	1.97%	0.52%	to	2.00%	(3.83)%	to	(5.34)%
2019	978	$7.21	to	$65.35	$67,480	1.78%	0.45%	to	2.00%	30.71%	to	28.67%

Real Estate Securities Account - Class 2:
2023	722	$14.25	to	$17.03	$10,446	1.76%	0.75%	to	1.40%	12.12%	to	11.45%
2022	707	$12.71	to	$15.28	$9,161	1.06%	0.75%	to	1.40%	(26.10)%	to	(26.61)%
2021	645	$17.20	to	$20.82	$11,375	1.27%	0.75%	to	1.40%	39.05%	to	38.06%
2020	524	$12.37	to	$15.08	$6,720	1.75%	0.75%	to	1.40%	(4.40)%	to	(4.98)%
2019	441	$12.94	to	$15.87	$6,106	1.68%	0.75%	to	1.40%	29.92%	to	29.13%

Rydex VI Basic Materials Fund:
2023	51	$14.52	to	$15.90	$765	—%	0.75%	to	1.40%	8.12%	to	7.43%
2022	49	$13.43	to	$14.80	$674	0.55%	0.75%	to	1.40%	(10.29)%	to	(10.90)%
2021	51	$14.97	to	$16.61	$799	0.58%	0.75%	to	1.40%	22.00%	to	21.24%
2020	33	$12.27	to	$13.70	$436	1.06%	0.75%	to	1.40%	18.90%	to	18.10%
2019	53	$10.32	to	$11.60	$606	—%	0.75%	to	1.40%	20.42%	to	19.71%

Rydex VI Commodities Strategy Fund:
2023	145	$10.90	to	$7.64	$1,381	10.33%	0.75%	to	2.00%	(6.92)%	to	(8.17)%
2022	263	$11.71	to	$8.32	$2,634	6.11%	0.75%	to	2.00%	21.98%	to	20.41%
2021	158	$9.60	to	$6.91	$1,262	—%	0.75%	to	2.00%	38.53%	to	36.83%
2020	95	$6.93	to	$5.05	$522	0.84%	0.75%	to	2.00%	(23.34)%	to	(24.29)%
2019	68	$9.04	to	$6.67	$499	1.54%	0.75%	to	2.00%	14.43%	to	13.05%

Rydex VI NASDAQ 100 Fund:
2023	484	$22.95	to	$33.63	$11,641	—%	0.75%	to	1.40%	52.09%	to	51.08%
2022	564	$15.09	to	$22.26	$8,927	—%	0.75%	to	1.40%	(34.62)%	to	(35.05)%
2021	583	$23.08	to	$34.27	$14,217	—%	0.75%	to	1.40%	24.62%	to	23.76%
2020	477	$18.52	to	$27.69	$9,468	0.28%	0.75%	to	1.40%	43.79%	to	42.95%
2019	201	$12.88	to	$19.37	$3,095	0.12%	0.75%	to	1.40%	35.86%	to	34.98%

SAM Balanced Portfolio - Class 1:
2023	14,448	$3.33	to	$19.15	$301,847	2.34%	0.40%	to	2.00%	15.51%	to	13.72%
2022	16,624	$2.89	to	$16.84	$304,355	2.36%	0.43%	to	2.00%	(16.50)%	to	(17.81)%
2021	18,731	$3.46	to	$20.49	$414,419	1.54%	0.42%	to	2.00%	13.26%	to	11.48%
2020	20,936	$3.05	to	$18.38	$414,619	2.20%	0.38%	to	2.00%	10.81%	to	9.08%
2019	23,734	$2.75	to	$16.85	$427,977	2.43%	0.39%	to	2.00%	19.50%	to	17.59%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
SAM Balanced Portfolio - Class 2:
2023	2,890	$13.31	to	$14.81	$39,201	2.17%	0.75%	to	1.40%	14.74%	to	14.01%
2022	3,034	$11.60	to	$12.99	$36,044	2.23%	0.75%	to	1.40%	(16.91)%	to	(17.42)%
2021	2,698	$13.96	to	$15.73	$38,820	1.43%	0.75%	to	1.40%	12.58%	to	11.80%
2020	2,128	$12.40	to	$14.07	$27,483	1.99%	0.75%	to	1.40%	10.12%	to	9.41%
2019	1,918	$11.26	to	$12.86	$22,821	2.44%	0.75%	to	1.40%	18.78%	to	18.09%

SAM Conservative Balanced Portfolio - Class 1:
2023	3,458	$19.79	to	$16.77	$64,189	2.78%	0.95%	to	2.00%	10.93%	to	9.82%
2022	4,113	$17.84	to	$15.27	$69,026	2.39%	0.95%	to	2.00%	(15.25)%	to	(16.19)%
2021	4,796	$21.05	to	$18.22	$95,296	1.81%	0.95%	to	2.00%	8.67%	to	7.56%
2020	5,387	$19.37	to	$16.94	$98,902	2.36%	0.95%	to	2.00%	8.58%	to	7.42%
2019	6,014	$17.84	to	$15.77	$102,122	2.77%	0.95%	to	2.00%	14.73%	to	13.62%

SAM Conservative Balanced Portfolio - Class 2:
2023	1,310	$12.25	to	$13.12	$16,255	2.71%	0.75%	to	1.40%	10.96%	to	10.25%
2022	1,288	$11.04	to	$11.90	$14,447	2.31%	0.75%	to	1.40%	(15.34)%	to	(15.84)%
2021	1,244	$13.04	to	$14.14	$16,588	1.76%	0.75%	to	1.40%	8.67%	to	7.94%
2020	1,055	$12.00	to	$13.10	$13,091	2.34%	0.75%	to	1.40%	8.40%	to	7.73%
2019	774	$11.07	to	$12.16	$8,928	2.86%	0.75%	to	1.40%	14.83%	to	14.07%

SAM Conservative Growth Portfolio - Class 1:
2023	2,571	$24.78	to	$20.99	$59,776	1.72%	0.95%	to	2.00%	18.28%	to	17.00%
2022	3,175	$20.95	to	$17.94	$62,649	2.07%	0.95%	to	2.00%	(18.58)%	to	(19.41)%
2021	3,602	$25.73	to	$22.26	$87,461	1.18%	0.95%	to	2.00%	16.64%	to	15.40%
2020	4,184	$22.06	to	$19.29	$87,397	1.87%	0.95%	to	2.00%	11.87%	to	10.73%
2019	4,770	$19.72	to	$17.42	$89,362	1.80%	0.95%	to	2.00%	22.87%	to	21.56%

SAM Conservative Growth Portfolio - Class 2:
2023	1,874	$14.30	to	$16.60	$27,720	1.61%	0.75%	to	1.40%	18.18%	to	17.40%
2022	1,896	$12.10	to	$14.14	$23,966	1.86%	0.75%	to	1.40%	(18.63)%	to	(19.11)%
2021	1,903	$14.87	to	$17.48	$29,663	1.08%	0.75%	to	1.40%	16.63%	to	15.84%
2020	1,452	$12.75	to	$15.09	$19,609	1.63%	0.75%	to	1.40%	11.84%	to	11.12%
2019	1,278	$11.40	to	$13.58	$15,671	1.68%	0.75%	to	1.40%	22.71%	to	21.90%

SAM Flexible Income Portfolio - Class 1:
2023	3,816	$18.21	to	$15.43	$65,286	3.22%	0.95%	to	2.00%	8.33%	to	7.23%
2022	4,666	$16.81	to	$14.39	$73,943	2.83%	0.95%	to	2.00%	(13.93)%	to	(14.85)%
2021	5,790	$19.53	to	$16.90	$106,960	2.31%	0.95%	to	2.00%	5.85%	to	4.77%
2020	6,401	$18.45	to	$16.13	$112,074	2.79%	0.95%	to	2.00%	6.28%	to	5.15%
2019	7,363	$17.36	to	$15.34	$121,789	3.41%	0.95%	to	2.00%	12.14%	to	11.00%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
SAM Flexible Income Portfolio - Class 2:
2023	2,370	$11.55	to	$11.97	$27,540	3.20%	0.75%	to	1.40%	8.45%	to	7.64%
2022	2,346	$10.65	to	$11.12	$25,199	2.61%	0.75%	to	1.40%	(14.04)%	to	(14.59)%
2021	2,650	$12.39	to	$13.02	$33,155	2.40%	0.75%	to	1.40%	5.81%	to	5.17%
2020	1,907	$11.71	to	$12.38	$22,698	2.76%	0.75%	to	1.40%	6.26%	to	5.54%
2019	1,491	$11.02	to	$11.73	$16,833	3.49%	0.75%	to	1.40%	12.11%	to	11.40%

SAM Strategic Growth Portfolio - Class 1:
2023	1,671	$26.32	to	$22.30	$41,289	1.37%	0.95%	to	2.00%	20.73%	to	19.44%
2022	1,934	$21.80	to	$18.67	$39,556	2.14%	0.95%	to	2.00%	(19.56)%	to	(20.38)%
2021	2,186	$27.10	to	$23.45	$55,573	0.95%	0.95%	to	2.00%	18.70%	to	17.48%
2020	2,442	$22.83	to	$19.96	$52,432	1.78%	0.95%	to	2.00%	14.32%	to	13.15%
2019	2,858	$19.97	to	$17.64	$53,900	1.47%	0.95%	to	2.00%	26.23%	to	24.93%

SAM Strategic Growth Portfolio - Class 2:
2023	1,330	$15.09	to	$17.69	$20,475	1.22%	0.75%	to	1.40%	20.72%	to	19.85%
2022	1,330	$12.50	to	$14.76	$17,165	1.94%	0.75%	to	1.40%	(19.61)%	to	(20.09)%
2021	1,430	$15.55	to	$18.47	$23,377	0.93%	0.75%	to	1.40%	18.61%	to	17.87%
2020	1,016	$13.11	to	$15.67	$14,344	1.68%	0.75%	to	1.40%	14.30%	to	13.55%
2019	773	$11.47	to	$13.80	$9,818	1.41%	0.75%	to	1.40%	26.18%	to	25.34%

Short-Term Income Account - Class 1:
2023	3,571	$10.30	to	$10.88	$42,402	1.75%	0.75%	to	2.00%	4.78%	to	3.52%
2022	4,238	$9.83	to	$10.51	$48,149	1.13%	0.75%	to	2.00%	(4.10)%	to	(5.40)%
2021	5,400	$10.25	to	$11.11	$64,485	1.51%	0.75%	to	2.00%	(1.54)%	to	(2.71)%
2020	6,027	$10.41	to	$11.42	$73,530	2.11%	0.75%	to	2.00%	2.66%	to	1.33%
2019	5,889	$10.14	to	$11.27	$70,427	2.66%	0.75%	to	2.00%	1.40%	to	2.64%

SmallCap Account - Class 1:
2023	2,028	$4.23	to	$32.13	$70,500	0.29%	0.38%	to	2.00%	15.05%	to	13.25%
2022	2,287	$3.68	to	$28.37	$70,258	0.06%	0.46%	to	2.00%	(20.96)%	to	(22.21)%
2021	2,578	$4.65	to	$36.47	$100,279	0.30%	0.47%	to	2.00%	19.62%	to	17.76%
2020	2,930	$3.89	to	$30.97	$97,992	0.50%	0.36%	to	2.00%	21.69%	to	19.76%
2019	3,367	$3.20	to	$25.86	$94,321	0.32%	0.43%	to	2.00%	26.87%	to	24.87%

SmallCap Account - Class 2:
2023	342	$14.05	to	$16.19	$4,895	0.05%	0.75%	to	1.40%	14.51%	to	13.77%
2022	352	$12.27	to	$14.23	$4,429	—%	0.75%	to	1.40%	(21.50)%	to	(21.98)%
2021	326	$15.63	to	$18.24	$5,282	0.15%	0.75%	to	1.40%	18.95%	to	18.21%
2020	268	$13.14	to	$15.43	$3,730	0.28%	0.75%	to	1.40%	20.99%	to	20.17%
2019	210	$10.86	to	$12.84	$2,452	0.09%	0.75%	to	1.40%	26.13%	to	25.39%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
T. Rowe Price Blue Chip Growth Portfolio - II:
2023	1,549	$15.57	to	$49.24	$35,441	—%	0.75%	to	2.00%	47.86%	to	46.03%
2022	1,558	$10.53	to	$33.72	$26,429	—%	0.75%	to	2.00%	(39.13)%	to	(39.88)%
2021	1,422	$17.30	to	$56.09	$43,230	—%	0.75%	to	2.00%	16.42%	to	15.01%
2020	1,075	$14.86	to	$48.77	$34,934	—%	0.75%	to	2.00%	32.92%	to	31.28%
2019	751	$11.18	to	$37.15	$25,129	—%	0.75%	to	2.00%	9.93%	to	27.01%

T. Rowe Price Health Sciences Portfolio - II:
2023	194	$84.81	to	$75.50	$16,435	—%	1.40%	to	2.00%	1.27%	to	0.65%
2022	235	$83.75	to	$75.01	$19,642	—%	1.40%	to	2.00%	(13.90)%	to	(14.41)%
2021	276	$97.27	to	$87.64	$26,785	—%	1.40%	to	2.00%	11.25%	to	10.59%
2020	324	$87.43	to	$79.25	$28,126	—%	1.40%	to	2.00%	27.47%	to	26.72%
2019	384	$68.59	to	$62.54	$26,161	—%	1.40%	to	2.00%	26.85%	to	26.06%

The Merger Fund VL:
2023	27	$12.18	to	$11.76	$327	1.69%	0.75%	to	1.40%	3.57%	to	2.89%
2022	33	$11.76	to	$11.43	$388	1.52%	0.75%	to	1.40%	0.17%	to	(0.52)%
2021	34	$11.74	to	$11.49	$401	—%	0.75%	to	1.40%	0.26%	to	(0.26)%
2020	34	$11.71	to	$11.52	$398	—%	0.75%	to	1.40%	6.65%	to	5.88%
2019	27	$10.98	to	$10.88	$304	1.23%	0.75%	to	1.40%	5.37%	to	4.62%

TOPS® Aggressive Growth ETF Portfolio - Investor Class Shares:
2023	84	$13.59	to	$12.67	$1,138	0.82%	0.75%	to	2.00%	16.25%	to	14.76%
2022	87	$11.69	to	$11.04	$1,015	0.87%	0.75%	to	2.00%	(16.74)%	to	(17.80)%
2021	84	$14.04	to	$13.43	$1,182	0.44%	0.75%	to	2.00%	18.18%	to	16.78%
2020	85	$11.88	to	$11.50	$1,010	1.40%	0.75%	to	2.00%	11.44%	to	10.05%
2019	59	$10.66	to	$10.45	$624	2.32%	0.75%	to	2.00%	23.24%	to	21.65%

TOPS® Balanced ETF Portfolio - Investor Class Shares:
2023	255	$12.10	to	$11.29	$3,079	1.68%	0.75%	to	2.00%	10.30%	to	8.98%
2022	199	$10.97	to	$10.36	$2,180	1.40%	0.75%	to	2.00%	(12.03)%	to	(13.16)%
2021	167	$12.47	to	$11.93	$2,084	0.76%	0.75%	to	2.00%	8.53%	to	7.19%
2020	91	$11.49	to	$11.13	$1,044	1.32%	0.75%	to	2.00%	7.28%	to	6.00%
2019	95	$10.71	to	$10.50	$1,017	2.16%	0.75%	to	2.00%	14.91%	to	13.39%

TOPS® Conservative ETF Portfolio - Investor Class Shares:
2023	130	$11.62	to	$10.84	$1,489	1.95%	0.75%	to	2.00%	8.09%	to	6.80%
2022	118	$10.75	to	$10.15	$1,253	1.45%	0.75%	to	2.00%	(9.74)%	to	(10.89)%
2021	103	$11.91	to	$11.39	$1,216	0.99%	0.75%	to	2.00%	5.40%	to	4.11%
2020	31	$11.30	to	$10.94	$349	1.61%	0.75%	to	2.00%	5.90%	to	4.59%
2019	28	$10.67	to	$10.46	$295	0.04%	0.75%	to	2.00%	10.57%	to	9.19%

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023

	December 31,					For the year ended December 31, except as noted
Division	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio
TOPS® Growth ETF Portfolio - Investor Class Shares:
2023	125	$13.23	to	$12.34	$1,656	1.10%	0.75%	to	2.00%	14.94%	to	13.52%
2022	84	$11.51	to	$10.87	$964	0.95%	0.75%	to	2.00%	(15.55)%	to	(16.64)%
2021	103	$13.63	to	$13.04	$1,395	0.46%	0.75%	to	2.00%	15.41%	to	14.09%
2020	59	$11.81	to	$11.43	$694	0.61%	0.75%	to	2.00%	10.58%	to	9.06%
2019	98	$10.68	to	$10.48	$1,044	1.49%	0.75%	to	2.00%	20.81%	to	19.36%

TOPS® Moderate Growth ETF Portfolio - Investor Class Shares:
2023	76	$12.77	to	$11.91	$965	1.34%	0.75%	to	2.00%	12.41%	to	11.00%
2022	58	$11.36	to	$10.73	$661	1.44%	0.75%	to	2.00%	(13.74)%	to	(14.84)%
2021	39	$13.17	to	$12.60	$515	0.83%	0.75%	to	2.00%	11.70%	to	10.43%
2020	27	$11.79	to	$11.41	$323	1.41%	0.75%	to	2.00%	9.47%	to	8.05%
2019	22	$10.77	to	$10.56	$237	1.29%	0.75%	to	2.00%	17.58%	to	16.17%

VanEck VIP Trust Global Gold Fund - Class S Shares:
2023	50	$9.78	to	$9.59	$483	—%	0.75%	to	2.00%	9.64%	to	8.24%
2022 (9)	37	$8.92	to	$8.86	$330	—%	0.75%	to	2.00%	(9.63)%	to	(10.23)%

VanEck VIP Trust Global Resources Fund - Class S Shares:
2023	347	$11.15	to	$10.71	$3,965	2.50%	0.75%	to	2.00%	(4.54)%	to	(5.72)%
2022	431	$11.68	to	$11.36	$5,142	1.54%	0.75%	to	2.00%	7.25%	to	5.97%
2021	407	$10.89	to	$10.72	$4,589	0.31%	0.75%	to	2.00%	17.86%	to	16.40%
2020	445	$9.24	to	$9.21	$4,251	0.73%	0.75%	to	2.00%	17.86%	to	16.43%
2019	484	$7.84	to	$7.91	$3,957	—%	0.75%	to	2.00%	10.73%	to	9.25%
(1)These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(5)Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.

Principal Life Insurance Co
Separate Account B

Notes to Financial Statements

December 31, 2023
(6)Commenced operations June 8, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(7)Commenced operations April 29, 2021. Investment income ratios have been annualized for the year ended December 31, 2021.
(8)Commenced operations June 7, 2021. Investment income ratios have been annualized for the year ended December 31, 2021.
(9)Fund made available to policyholders on June 6, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(10)Fund made available to policyholders on June 29, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(11)Fund made available to policyholders on September 29, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(12)Fund made available to policyholders on December 29, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(13)Fund made available to policyholders on March 30, 2023. Investment income ratios have been annualized for the year ended December 31, 2023.
(14)Represented the operations of AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A until June 3, 2023.
(15)Represented the operations of Alps/Red Rocks Global Opportunity Portfolio Class III until June 3, 2023.

7. Subsequent Events

    Separate Account B performed an evaluation of subsequent events through April 10, 2024, and determined no items required recognition or disclosure.

APPENDIX B - Principal Life Insurance Company Financials

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of
Principal Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company) as of December 31, 2023 and 2022, the related consolidated statements of operations, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2023, and the related notes and schedules (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in conformity with U.S. generally accepted accounting principles.

Adoption of ASU No. 2018-12

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for long-duration contracts in each of the three years in the period ended December 31, 2023 due to the adoption of ASU No. 2018-12, Financial Services – Insurance (Topic 944), Targeted Improvements to the Accounting for Long-Duration Contracts.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Valuation of investments in securities
Description of the Matter
A subset of the Company’s $63.2 billion fixed-income securities portfolio exhibits higher estimation uncertainty when determining fair value. The fixed-income securities, which include bonds, asset-backed securities, redeemable preferred stock and certain non-redeemable preferred securities, are classified as either available-for-sale or trading and, accordingly, are carried at fair value in the consolidated statements of financial position. As discussed in Note 19 of the consolidated financial statements, for certain securities the Company obtains prices from third party pricing vendors, a subset of which exhibit higher estimation uncertainty given the characteristics of the security. In addition, the Company uses a matrix priced internal model to develop the fair value for a subset of corporate bonds. The fair value is developed using a risk spread which creates higher estimation uncertainty.

Auditing the fair value of the securities that exhibit higher estimation uncertainty was especially challenging because determining the fair value is complex and highly judgmental and involves using inputs and assumptions that are not directly observable in the market.

How We Addressed the Matter in Our Audit
We obtained an understanding, evaluated the design and tested the operating effectiveness of controls over management’s valuation process for the fixed income securities portfolio that exhibits higher estimation uncertainty. This included, among others, testing the review and approval process that management has in place over validating the fair value from third party pricing sources and the assumptions used in determining the fair value for matrix priced securities.

To test the fair value calculation, we utilized the support of our valuation specialists which included, among others, independently calculating a reasonable range of fair values for a sample of securities by using a cash flow model and cash flow and yield assumptions based on independently obtained information or available transaction data for similar securities. We compared these ranges to management’s estimates of fair value for the selected securities.

Liability for future policy benefits and claims
Description of the Matter
At December 31, 2023, future policy benefits and claims related to traditional and limited payment long-duration contracts totaled $42.5 billion.

The future policy benefits liability related to these products is based on estimates of how much the Company will need to pay for future benefits and the amount of fees to be collected from policyholders for these policy features. As described in Note 11, there is uncertainty inherent in estimating this liability because there is a significant amount of management judgment involved in developing certain assumptions that impact the liability balance, which include mortality rates, and lapse termination rates.

Auditing the valuation of future policy benefits liabilities related to these products was complex and required the involvement of our actuarial specialist due to the high degree of judgment used by management in setting the assumptions used in the estimate of the future policy benefits liability related to these products.

How We Addressed the Matter in Our Audit
We obtained an understanding, evaluated the design and tested the operating effectiveness of controls over the future policy benefits liability estimation processes, including among others, controls related to the review and approval processes that management has in place for the assumptions used in the valuation of the future policy benefits liability. This included testing controls related to management’s evaluation of the need to update assumptions based on the comparison of actual company experience to previous assumptions.

We involved actuarial specialists to assist with our audit procedures which included, among others, an evaluation of the methodology applied by management with those methods used in prior periods. To assess the significant assumptions used by management, we compared the significant assumptions noted above to historical experience, industry data or management’s estimates of prospective changes in these assumptions. In addition, we performed an independent recalculation of cash flows related to the future policy benefit reserves for a sample of cohorts or contracts which we compared to the actuarial model used by management.

/s/ Ernst & Young LLP
Des Moines, Iowa
March 28, 2024

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31,
	2023	2022
		(As recast)
	(in millions)
Assets
Fixed maturities, available-for-sale	$62,530.2	$59,631.3
Fixed maturities, trading (2023 and 2022 include $45.2 million and $0.0 million related to consolidated
variable interest entities)	715.3	634.0
Equity securities	43.0	53.1
Mortgage loans (2023 and 2022 include $871.9 million and $1,179.7 million related to consolidated
variable interest entities)	19,221.2	19,722.4
Real estate (2023 and 2022 include $779.1 million and $649.0 million related to consolidated variable
interest entities)	2,343.5	2,237.4
Policy loans	793.2	770.2
Other investments (2023 and 2022 include $182.1 million and $18.6 million related to consolidated variable
interest entities and $163.2 million and $0.0 million measured at fair value under the fair value option)	4,118.8	3,261.3
Total investments	89,765.2	86,309.7
Cash and cash equivalents (2023 and 2022 include $64.9 million and $14.2 million related to consolidated
variable interest entities)	3,638.0	3,329.3
Accrued investment income	774.0	728.5
Reinsurance recoverable and deposit receivable	24,424.7	21,442.3
Premiums due and other receivables	4,076.9	3,846.4
Deferred acquisition costs	3,926.5	3,939.2
Market risk benefit asset	153.4	109.2
Property and equipment	780.1	831.8
Goodwill	48.3	48.3
Other intangibles	10.6	11.6
Separate account assets	131,641.7	120,279.6
Other assets	530.7	727.0
Total assets	$259,770.1	$241,602.9

Liabilities
Contractholder funds	$41,362.9	$42,317.3
Future policy benefits and claims	42,488.0	38,279.4
Market risk benefit liability	111.9	181.4
Other policyholder funds	909.5	867.0
Long-term debt	3.0	67.8
Deferred income taxes	1,541.0	1,296.9
Separate account liabilities	131,641.7	120,279.6
Funds withheld payable	23,744.9	20,436.1
Other liabilities (2023 and 2022 include $83.9 million and $83.8 million related to consolidated variable
interest entities)	9,843.6	10,207.0
Total liabilities	251,646.5	233,932.5

Stockholder's equity
Common stock, par value $1.00 per share; 5,000,000 shares authorized; 2,500,000 shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,320.0	6,331.1
Retained earnings	4,922.0	5,907.7
Accumulated other comprehensive loss	(3,128.7)	(4,574.7)
Total stockholder's equity attributable to Principal Life Insurance Company	8,115.8	7,666.6
Noncontrolling interest	7.8	3.8
Total stockholder's equity	8,123.6	7,670.4
Total liabilities and stockholder's equity	$259,770.1	$241,602.9

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2023	2022	2021
		(As recast)	(As recast)
	(in millions)
Revenues
Premiums and other considerations	$6,396.7	$5,264.3	$4,714.0
Fees and other revenues	2,204.7	2,168.1	2,708.2
Net investment income	3,285.5	2,852.4	3,633.7
Net realized capital gains (losses) (1)	(154.7)	83.3	112.1
Net realized capital gains on funds withheld assets (1)	161.8	749.4	—
Change in fair value of funds withheld embedded derivative	(1,326.7)	3,652.8	—
Total revenues	10,567.3	14,770.3	11,168.0
Expenses
Benefits, claims and settlement expenses	7,226.2	5,882.7	6,617.5
Liability for future policy benefits remeasurement (gain) loss	(52.5)	(259.8)	0.4
Market risk benefit remeasurement loss	33.7	131.2	114.1
Dividends to policyholders	89.2	94.8	94.8
Operating expenses	3,121.5	3,135.9	2,828.5
Total expenses	10,418.1	8,984.8	9,655.3
Income before income taxes	149.2	5,785.5	1,512.7
Income taxes (benefits)	(87.4)	1,106.0	196.6
Net income	236.6	4,679.5	1,316.1
Net income attributable to noncontrolling interest	19.6	62.2	24.3
Net income attributable to Principal Life Insurance Company	$217.0	$4,617.3	$1,291.8

(1) Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2023	2022	2021
		(As recast)	(As recast)
	(in millions)
Net income	$236.6	$4,679.5	$1,316.1
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	1,909.3	(9,751.4)	(1,607.2)
Net unrealized gains (losses) on derivative instruments	(41.8)	(23.1)	33.5
Liability for future policy benefits discount rate remeasurement gain (loss)	(392.2)	4,973.4	1,640.1
Market risk benefit nonperformance risk gain (loss)	(31.1)	111.5	(2.2)
Net unrecognized postretirement benefit obligation	1.8	(2.0)	1.5
Other comprehensive income (loss)	1,446.0	(4,691.6)	65.7
Comprehensive income (loss)	1,682.6	(12.1)	1,381.8
Comprehensive income attributable to noncontrolling interest	19.6	62.2	24.3
Comprehensive income (loss) attributable to Principal Life Insurance Company	$1,663.0	$(74.3)	$1,357.5

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income (loss)	interest	equity
	(in millions)
Balances as of January 1, 2021	$2.5	$6,344.2	$2,799.7	$3,986.9	$15.2	$13,148.5
Capital distributions to parent	—	(16.3)	—	—	—	(16.3)
Stock-based compensation	—	27.6	(2.4)	—	—	25.2
Dividends to parent	—	—	(1,250.0)	—	—	(1,250.0)
Distributions to noncontrolling interest	—	—	—	—	(27.4)	(27.4)
Contributions from noncontrolling interest	—	—	—	—	7.4	7.4
Purchase of subsidiary shares from noncontrolling
interest	—	(14.9)	—	—	(1.7)	(16.6)
Net liabilities transferred to affiliate due to change
in benefit plan sponsorship	—	0.3	—	2.0	—	2.3
Effects of implementation of accounting change
related to long-duration insurance contracts, net	—	—	(120.9)	(4,052.1)	—	(4,173.0)
Net income	—	—	1,291.8	—	24.3	1,316.1
Other comprehensive income	—	—	—	65.7	—	65.7
Balances as of December 31, 2021 (As recast)	2.5	6,340.9	2,718.2	2.5	17.8	9,081.9
Capital distributions to parent	—	(30.3)	—	—	—	(30.3)
Stock-based compensation	—	24.8	(2.8)	—	—	22.0
Dividends to parent	—	—	(1,425.0)	—	—	(1,425.0)
Distributions to noncontrolling interest	—	—	—	—	(81.1)	(81.1)
Contributions from noncontrolling interest	—	—	—	—	7.3	7.3
Purchase of subsidiary shares from noncontrolling
interest	—	(4.3)	—	—	(2.4)	(6.7)
Adjustment for reinsurance	—	—	—	114.4	—	114.4
Net income	—	—	4,617.3	—	62.2	4,679.5
Other comprehensive loss	—	—	—	(4,691.6)	—	(4,691.6)
Balances as of December 31, 2022 (As recast)	2.5	6,331.1	5,907.7	(4,574.7)	3.8	7,670.4
Capital distributions to parent	—	(39.0)	—	—	—	(39.0)
Stock-based compensation	—	27.9	(2.7)	—	—	25.2
Dividends to parent	—	—	(1,200.0)	—	—	(1,200.0)
Distributions to noncontrolling interest	—	—	—	—	(23.2)	(23.2)
Contributions from noncontrolling interest	—	—	—	—	7.6	7.6
Net income	—	—	217.0	—	19.6	236.6
Other comprehensive income	—	—	—	1,446.0	—	1,446.0
Balances as of December 31, 2023	$2.5	$6,320.0	$4,922.0	$(3,128.7)	$7.8	$8,123.6

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2023	2022	2021
		(As recast)	(As recast)
	(in millions)
Operating activities
Net income	$236.6	$4,679.5	$1,316.1
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital (gains) losses	154.7	(83.3)	(112.1)
Net realized capital gains on funds withheld assets	(161.8)	(749.4)	—
Change in fair value of funds withheld embedded derivative	1,326.7	(3,652.8)	—
Depreciation and amortization expense	151.2	175.1	149.5
Amortization of deferred acquisition costs and contract costs	396.3	393.3	379.5
Additions to deferred acquisition costs and contract costs	(384.9)	(393.2)	(471.9)
Amortization of reinsurance loss	20.4	19.3	23.0
Market risk benefit remeasurement loss	33.7	131.2	114.1
Stock-based compensation	25.1	22.1	25.2
Income from equity method investments, net of dividends received	(27.5)	(42.9)	(54.2)
Changes in:
Accrued investment income	(45.5)	(50.1)	9.3
Net cash flows for trading securities and equity securities with operating intent	(60.0)	(389.0)	(7.9)
Premiums due and other receivables	(205.8)	(3,259.3)	7.3
Contractholder and policyholder liabilities and dividends	3,513.3	2,071.0	1,798.1
Current and deferred income taxes (benefits)	(191.2)	893.6	125.1
Real estate acquired through operating activities	(130.8)	(164.4)	(73.7)
Real estate sold through operating activities	164.8	—	1.4
Funds withheld, net of reinsurance recoverable and deposit receivable	(338.3)	2,904.5	(130.4)
Other assets and liabilities	176.1	417.2	18.2
Other	255.9	548.4	428.2
Net adjustments	4,672.4	(1,208.7)	2,228.7
Net cash provided by operating activities	4,909.0	3,470.8	3,544.8
Investing activities
Fixed maturities available-for-sale and equity securities with intent to hold:
Purchases	(10,704.4)	(18,288.2)	(15,068.4)
Sales	4,871.3	12,685.1	1,701.7
Maturities	4,957.2	6,566.9	10,475.1
Mortgage loans acquired or originated	(1,998.7)	(3,633.2)	(5,016.8)
Mortgage loans sold or repaid	2,011.4	2,513.2	2,626.6
Real estate acquired	(187.5)	(245.2)	(281.4)
Real estate sold	130.8	373.9	133.7
Net purchases of property and equipment	(41.1)	(68.4)	(91.9)
Net change in other investments	(781.8)	(218.1)	(149.4)
Net cash used in investing activities	(1,742.8)	(314.0)	(5,670.8)
Financing activities
Payments for financing element derivatives	(42.1)	(50.6)	(39.9)
Purchase of subsidiary shares from noncontrolling interest	—	(6.7)	(16.6)
Dividends paid to parent	(1,200.0)	(1,425.0)	(1,250.0)
Distributions to parent	(39.0)	(30.3)	(16.3)
Issuance of long-term debt	—	15.4	—
Principal repayments of long-term debt	(64.0)	(2.1)	(1.8)
Investment contract deposits	8,152.2	6,881.3	8,868.3
Investment contract withdrawals	(9,326.3)	(7,524.6)	(8,760.5)
Net increase (decrease) in banking operation deposits	(338.6)	1,086.3	2,922.9
Other	0.3	0.2	—
Net cash provided by (used in) financing activities	(2,857.5)	(1,056.1)	1,706.1
Net increase (decrease) in cash and cash equivalents	308.7	2,100.7	(419.9)
Cash and cash equivalents at beginning of period	3,329.3	1,228.6	1,648.5
Cash and cash equivalents at end of period	$3,638.0	$3,329.3	$1,228.6

Supplemental information:
Cash paid for interest	$1.3	$2.6	$2.2
Cash paid for income taxes	63.4	43.5	46.3

Principal Life Insurance Company
Consolidated Statements of Cash Flows – continued

	For the year ended December 31,
	2023	2022	2021
		(As recast)	(As recast)
	(in millions)
Supplemental disclosure of non-cash activities:
Asset changes resulting from deconsolidation of residential whole loan securitizations:
Decrease in mortgage loans	$(389.7)	$(220.7)	$—
Increase in fixed maturities, available-for-sale	286.2	167.6	—
Increase in fixed maturities, trading	10.8	—	—
Assets transferred in kind for settlement to reinsurer	—	(428.5)	—
Changes from re-designation of other postretirement employee benefits ("OPEB") plan assets to cover non-retiree benefits:
Increases in equity securities re-designated from funded status of OPEB plan	—	—	548.1
Increases in other investments re-designated from funded status of OPEB plan	—	—	117.5
Decrease in tax receivable re-designated from funded status of OPEB plan	—	—	(9.1)
Decrease in accumulated other comprehensive income ("AOCI") due to reclassifying
excess assets out of funded status of OPEB plan	—	—	9.1
Decrease in other assets due to reclassifying excess assets out of funded status of OPEB plan	—	—	(665.6)
Assets received in kind from pension risk transfer transactions	—	—	109.5

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

Uncertainties may impact our business, results of operations, financial condition and liquidity. See “Use of Estimates in the Preparation of Financial Statements” for additional details. Our estimates and assumptions could change in the future. Our results of operations and financial condition may also be impacted by other uncertainties including evolving regulatory, legislative and standard-setter accounting interpretations and guidance.

On January 1, 2023, we adopted the guidance commonly referred to as long-duration targeted improvements (“LDTI”), which updates certain requirements in the accounting for long-duration insurance and annuity contracts. The guidance was applied as of the January 1, 2021, transition date. As such, results for 2022 and 2021 have been recast and are also presented under the new LDTI guidance.

Certain reclassifications have been made to prior periods relating to the presentation of our loss adjustment expense (“LAE”) liability and the change in that liability to conform to the current presentation. See Note 11, Future Policy Benefits and Claims. The LAE liability was previously reported in other liabilities in the consolidated statements of financial position and the change in the liability was previously reported in operating expenses in the consolidated statements of operations. The LAE liability is now reported in future policy benefits and claims in the consolidated statements of financial position and the change in the liability is now reported in benefits, claims and settlement expenses in the consolidated statements of operations.

During the fourth quarter of 2023, we closed a coinsurance with funds withheld reinsurance transaction with Principal Financial Services (Bermuda) Ltd. (“PFS Bermuda”), an affiliated Class C reinsurer that is a Bermuda exempted company limited by shares, pursuant to which we ceded certain of our term life and pension risk transfer (“PRT”) blocks of business (the “PFS Bermuda Reinsurance Transaction”). During the second quarter of 2022, we closed a coinsurance with funds withheld reinsurance transaction with Talcott Life &Annuity Re, Ltd. (“Talcott Life & Annuity Re”), a limited liability company organized under the laws of the Cayman Islands and an affiliate of Talcott Resolution Life, Inc., a subsidiary of Sixth Street, pursuant to which we ceded our in-force U.S. retail fixed annuity and universal life insurance with secondary guarantee (“ULSG”) blocks of business (the “Talcott Reinsurance Transaction”). The economics of the Talcott Reinsurance Transaction were effective as of January 1, 2022. See Note 13, Reinsurance, for further details. Collectively, these reinsurance transactions are referred to as the “Reinsurance Transactions.”

We evaluated subsequent events through March 28, 2024, which was the date our consolidated financial statements were issued.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 4, Variable Interest Entities.

If an entity is not a VIE, it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Improvements to reportable segments disclosures
This authoritative guidance enhances the disclosures about a public entity’s reportable segments and addresses requests from investors for additional, more detailed information about a reportable segment’s expenses.
	January 1, 2025	We are currently evaluating the impact this guidance will have on our consolidated financial statements.
Improvements to income tax disclosures This authoritative guidance provides improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information.	January 1, 2025	We are currently evaluating the impact this guidance will have on our consolidated financial statements.
Standards adopted:
Targeted improvements to the accounting for long-duration insurance contracts
This authoritative guidance updated certain requirements in the accounting for long-duration insurance and annuity contracts.

1.The assumptions used to calculate the liability for future policy benefits on traditional and limited-payment contracts are reviewed and updated periodically. Cash flow assumptions are reviewed at least annually and updated when necessary with the impact recognized in net income. Discount rate assumptions are prescribed as the current upper-medium grade (low credit risk) fixed income instrument yield and are updated quarterly with the impact recognized in other comprehensive income (“OCI”).
2.MRBs, which are contracts or contract features that provide protection to the policyholder from capital market risk and expose us to other-than-nominal capital market risk, are measured at fair value. The periodic change in fair value is recognized in net income with the exception of the periodic change in fair value related to our own nonperformance risk, which is recognized in OCI.
January 1, 2023
We created a governance framework and a plan to support implementation of the standard. Our implementation and evaluation process included, but was not limited to the following:
•identifying and documenting contracts and contract features in scope of the guidance;
•identifying the actuarial models, systems and processes to be updated;
•evaluating and selecting our systems solutions for implementing the new guidance;
•building models and evaluating preliminary output as models were developed;
•evaluating and finalizing our key accounting policies;
•assessing the impact to our chart of accounts;

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
3.Deferred acquisition costs (“DAC”) and other actuarial balances for all insurance and annuity contracts are amortized on a constant basis over the expected term of the related contracts.
4.Additional disclosures are required, including disaggregated rollforwards of significant insurance liabilities and other account balances as well as disclosures about significant inputs, judgments, assumptions and methods used in measurement.

The guidance for the liability for future policy benefits for traditional and limited-payment contracts and DAC was applied on a modified retrospective basis; that is, to contracts in force as of the beginning of the earliest period presented (January 1, 2021, also referred to as the transition date) based on their existing carrying amounts. An entity could elect to apply the changes retrospectively. The guidance for market risk benefits was applied retrospectively.

•developing format and content of new disclosures;
•conducting financial dry runs using model output and updated chart of accounts;
•evaluating transition requirements and impacts and
•establishing and documenting appropriate internal controls.

This guidance changed how we account for many of our insurance and annuity products.

The guidance did not have a material impact on our consolidated statements of operations. Further details about transition impacts of the guidance are included under the caption “Adoption of Targeted Improvements to the Accounting for Long-Duration Insurance Contracts Guidance.”

The additional disclosure requirements can be found in the following notes:
•Note 8, Deferred Acquisition Costs and Other Actuarial Balances
•Note 9, Separate Account Balances
•Note 10, Contractholder Funds
•Note 11, Future Policy Benefits and Claims
•Note 12, Market Risk Benefits

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Troubled debt restructurings and vintage disclosures
This authoritative guidance eliminated the accounting requirements for Troubled Debt Restructurings (“TDRs”) by creditors and enhanced the disclosure requirements for certain loan refinancing and restructuring by creditors when a borrower is experiencing financial difficulty. The update required entities to disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases. The amendments in this update were applied prospectively, except for the transition method related to the recognition and measurement of troubled debt restructurings, for which an entity had the option to apply a modified retrospective transition method. Early adoption was permitted.
	January 1, 2023	This guidance did not have a material impact on our consolidated financial statements.
Targeted improvements to accounting for hedging activities – portfolio layer method
This authoritative guidance is intended to further align the economics of a company’s risk management activities in its financial statements with hedge accounting requirements. The guidance expanded the current single-layer method to allow multiple hedge layers of a single closed portfolio. Non-prepayable assets can also be included in the same portfolio. This guidance also clarified the current guidance on accounting for fair value basis adjustments applicable to both a single hedged layer and multiple hedged layers. Upon adoption, the application of these hedge strategies was applied prospectively. Early adoption was permitted.
	January 1, 2023	This guidance did not have a material impact on our consolidated financial statements.
Simplifying the accounting for income taxes
This authoritative guidance simplifies the accounting for income taxes by removing certain exceptions, including exceptions related to the incremental approach for intraperiod tax allocation, calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. Also, the guidance clarifies the accounting for franchise taxes, transactions that result in a step-up in the tax basis of goodwill and enacted changes in tax laws or rates. It specifies that an entity is not required to allocate the consolidated amount of current and deferred tax expense to a legal entity that is not subject to tax in its separate financial statements, although an entity may elect to do so. The guidance was applied based on varying transition methods defined by amendment. Early adoption was permitted.
	January 1, 2021	This guidance did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Facilitation of the effects of reference rate reform on financial reporting
This authoritative guidance provided optional expedients and exceptions for contracts and hedging relationships affected by reference rate reform. An entity could elect not to apply certain modification accounting requirements to contracts affected by reference rate reform and instead account for the modified contract as a continuation of the existing contract. Also, an entity could apply optional expedients to continue hedge accounting for hedging relationships in which the critical terms changed due to reference rate reform. This guidance eased the financial reporting impacts of reference rate reform on contracts and hedging relationships and was effective until December 31, 2022. A subsequent amendment issued in December 2022 extended the relief date from December 31, 2022, to December 31, 2024, and was effective upon issuance.
	March 12, 2020	We adopted the guidance upon issuance prospectively and elected the applicable optional expedients and exceptions for contracts and hedging relationships impacted by reference rate reform through December 31, 2024. The guidance did not have an impact on our consolidated financial statements upon adoption.

When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Adoption of Targeted Improvements to the Accounting for Long-Duration Insurance Contracts Guidance
As mentioned above, we adopted LDTI on January 1, 2023.

For traditional and limited-payment long-duration contracts, we review and update, if necessary, assumptions used to measure cash flows for the liability for future policy benefits during the third quarter of each year, or more frequently if evidence suggests assumptions should be revised. The change in our liability estimate as a result of updating cash flow assumptions is recognized in net income. Actual cash flows are grouped into issue-year cohorts for the liability calculation and updated quarterly. Cohorts are used as the unit of account for liability measurement. Discount rate assumptions are prescribed as the current upper-medium grade (low-credit-risk) fixed-income instrument yield. The discount rate is updated quarterly at each reporting date with the impact recognized in OCI. The provision for risk of adverse deviation is eliminated, as is premium deficiency, or loss recognition, testing. We also removed unrealized gain (loss) adjustments, previously recorded in AOCI, attributable to the impact of unrealized gains and losses on premium deficiency testing.

Under LDTI, market risk benefits ("MRBs"), which are contracts or contract features that provide protection to the policyholder from capital market risk and expose us to other-than-nominal capital market risk, are measured at fair value. The periodic change in fair value is recognized in net income with the exception of the periodic change in fair value related to our own nonperformance risk, which is recognized in OCI. Certain contract features previously accounted for as an embedded derivative or as an additional liability for annuitization benefits or death or other insurance benefits are recorded as MRBs under LDTI.

LDTI simplified the amortization of DAC and other actuarial balances such as the unearned revenue liability and sales inducement asset for long-duration contracts. These balances were previously amortized in proportion to premiums, estimated gross profits, estimated gross margins or estimated gross revenues; however, these balances are now amortized on a constant level basis over the expected life of the related contracts. Impairment testing is no longer applicable for DAC. We also removed unrealized gain (loss) adjustments, previously recorded in AOCI, as the LDTI amortization is not impacted by investment gains and losses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

LDTI also requires disaggregated rollforwards for the liability for future policy benefits, additional liability for certain benefit features, MRBs, DAC and other actuarial balances required to be amortized on a basis consistent with DAC. Although the accounting for the additional liability for certain benefit features, separate account liabilities and contractholder funds does not change under LDTI, the guidance requires disaggregated rollforwards for those balances. Further, for certain actuarial balances, disclosures are required for the significant inputs, judgments, assumptions and methods used in measurement, including changes in those inputs, judgments and assumptions, and the effect of those changes on measurement.

The LDTI guidance is not prescriptive as to the appropriate level of aggregation for disclosures; however, amounts from different reportable segments cannot be aggregated. Factors to consider in determining the level of aggregation for disclosures include the type of coverage, geography and market or type of customer. We have identified the following levels of aggregation for LDTI disclosures. The disclosures do not include levels of aggregation for insignificant balances.

•Retirement and Income Solutions:
oWorkplace savings and retirement solutions – Group annuity contracts offered to the plan sponsors of defined contribution plans or defined benefit plans
oIndividual variable annuities – Variable deferred annuities and registered index-linked annuities (“RILAs”) offered to individuals for both qualified and nonqualified retirement savings
oPension risk transfer – Single premium group annuities offered to pension plan sponsors and other institutions
oIndividual fixed deferred annuities – An exited business that offered single premium deferred annuity contracts and flexible premium deferred annuities (“FPDAs”) to individuals for both qualified and nonqualified retirement savings
oIndividual fixed income annuities – An exited business that offered single premium immediate annuities (“SPIAs”) and deferred income annuities (“DIAs”) to individuals for both qualified and nonqualified retirement savings; also includes supplementary contracts generated by annuitizations from other individual product lines
oInvestment only – Primarily guaranteed investment contracts (“GICs”) and funding agreements offered to retirement plan sponsors and other institutions
•Benefits and Protection – Specialty Benefits:
oIndividual disability – Disability insurance providing protection to individuals and/or business owners
•Benefits and Protection – Life Insurance:
oUniversal life – Universal life, variable universal life and indexed universal life insurance products offered to individuals and/or business owners, which will be collectively referred to hereafter as “universal life” contracts; includes our exited ULSG business
oTerm life – Term life insurance products offered to individuals and/or business owners
oParticipating life – Participating life insurance contracts offered to individuals, some of which are part of a closed block of business and are only in the scope of LDTI disclosures for DAC
•Corporate:
oLong-term care insurance – A closed block of long-term care insurance that is fully reinsured, which was offered on both a group and individual basis.

For the separate account liability disclosures, our Retirement and Income Solutions segment will use a Group retirement contracts level of aggregation. This consists primarily of separate account liabilities for the workplace savings and retirement solutions business as well as amounts for the investment only and pension risk transfer businesses.

Impact of Adoption

We adopted the guidance for the liability for future policy benefits for traditional and limited-payment contracts and DAC and other actuarial balances on a modified retrospective basis; that is, to contracts in force as of the beginning of the earliest period presented based on their existing carrying amounts. We adopted the guidance for MRBs and cost of reinsurance retrospectively. Results for reporting periods beginning January 1, 2021, within our consolidated financial statements are presented under the new guidance.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

A cumulative effect adjustment of $120.9 million was recorded as a decrease to retained earnings and a cumulative effect adjustment of $4,052.1 million was recorded as a decrease to AOCI as of January 1, 2021, as shown below.

				Accumulated other
	Retained earnings			comprehensive income
	Pre-Tax	Tax	After-Tax	Pre-Tax	Tax	After-Tax

	(in millions)
DAC and other actuarial balances:
Adjustment for reversal of unrealized loss from AOCI (1) (2)	$—	$—	$—	$421.5	$(88.5)	$333.0
Cost of reinsurance asset (liability):
Cumulative effect of amortization basis change	(9.0)	1.9	(7.1)	—	—	—
Adjustment of unrealized loss in AOCI	—	—	—	16.1	(3.4)	12.7
Reinsurance recoverable:
Adjustment for reversal of unrealized gain from AOCI (2)	—	—	—	(45.5)	9.5	(36.0)
Adjustment under the modified retrospective approach (3)	31.4	(6.6)	24.8	—	—	—
Effect of remeasurement of the recoverable at the current
discount rate	—	—	—	201.8	(42.4)	159.4
Liability for future policy benefits:
Adjustment for reversal of unrealized loss from AOCI (2)	—	—	—	1,330.7	(279.3)	1,051.4
Adjustment under the modified retrospective approach (3)	(39.5)	8.2	(31.3)	—	—	—
Effect of remeasurement of the liability at the current
discount rate	—	—	—	(6,947.1)	1,458.9	(5,488.2)
Market risk benefits:
Cumulative effect of changes in the nonperformance risk
between the original contract issue date and the
transition date	—	—	—	(4.8)	1.0	(3.8)
Adjustments to the host contract for differences between
previous carrying amount and measurement
of the MRB	20.9	(4.4)	16.5	—	—	—
Retained earnings adjustment for the valuation of contracts
as MRBs (exclusive of nonperformance risk changes)	(258.8)	54.4	(204.4)	—	—	—
Reclassification of nonperformance risk changes between
retained earnings and AOCI (4)	102.0	(21.4)	80.6	(102.0)	21.4	(80.6)
Total impact on opening balance as of January 1, 2021	$(153.0)	$32.1	$(120.9)	$(5,129.3)	$1,077.2	$(4,052.1)

(1)Includes the impact for DAC, sales inducement asset and the unearned revenue liability. We have not included the disaggregated rollforwards for the sales inducement asset within the footnote disclosures due to immateriality.
(2)Prior period unrealized gain (loss) adjustments in AOCI were reversed as an adjustment to the opening balance of AOCI upon the adoption of LDTI.
(3)The impact of loss cohorts, those with net premiums in excess of gross premiums, and cohorts with negative reserves, was reflected as an adjustment to the opening balance of retained earnings upon adoption of LDTI.
(4)The cumulative effect of changes in the nonperformance risk between the original contract issue date and the transition date for contract features previously accounted for as an embedded derivative was recorded as a reclassification from retained earnings to AOCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The table below reflects the increase (decrease) to the impacted line items in the consolidated statements of financial position related to the cumulative effect adjustment as of January 1, 2021.

Increase (decrease)
(in millions)

Assets
Reinsurance recoverable and deposit receivable	$187.7
Premiums due and other receivables (1)	(24.4)
Deferred acquisition costs	450.9
Market risk benefit asset (2)	18.9
Other assets (3)	19.3
Total assets	$652.4

Liabilities
Contractholder funds (4)	$(344.5)
Future policy benefits and claims (5)	5,620.3
Market risk benefit liability (2)	610.2
Other policyholder funds (6)	48.8
Deferred income taxes	(1,109.4)
Total liabilities	4,825.4
Stockholder's equity
Retained earnings	(120.9)
Accumulated other comprehensive income	(4,052.1)
Total stockholder's equity	(4,173.0)
Total liabilities and stockholder's equity	$652.4

(1)Includes the impact on the cost of reinsurance asset.
(2)This is a new line item on the consolidated statements of financial position as a result of implementing LDTI. These contract features were previously recorded as embedded derivatives within contractholder funds or additional liabilities for certain benefit features within future policy benefits and claims on the consolidated statements of financial position.
(3)Reflects the impact on the sales inducement asset.
(4)Reflects the impact of contract features previously recorded as embedded derivatives that are recorded as MRBs under LDTI.
(5)Includes the impact on the liability for future policy benefits and cost of reinsurance liability. Also includes the impact on contract features classified as additional liabilities for certain benefit features that are recorded as MRBs under LDTI.
(6)Reflects the impact on the unearned revenue liability.

    The disaggregated rollforwards below reconcile the ending asset or liability balances as of December 31, 2020, to the opening balance as of January 1, 2021, which is the earliest period presented within the consolidated financial statements, for those balances impacted by LDTI with associated disaggregated disclosure requirements. The level of aggregation presented within the rollforwards is consistent with the disaggregated rollforwards required by the guidance. The balances as of December 31, 2020, shown in the rollforwards below, do not equal amounts reported on the consolidated statements of financial position as they do not include balances for short-duration contracts, insignificant balances not included in our levels of aggregation for disclosures and other amounts not within the scope of the disaggregated rollforwards.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Deferred Acquisition Costs

		Adjustment
		for reversal of
	Balance as of	unrealized loss	Balance as of
	December 31, 2020	from AOCI (1)	January 1, 2021 (2)

	(in millions)
Retirement and Income Solutions:
Workplace savings and retirement solutions	$424.6	$52.6	$477.2
Individual variable annuities	281.7	0.2	281.9
Pension risk transfer (3)	—	—	—
Individual fixed deferred annuities	11.5	181.2	192.7
Investment only	12.6	—	12.6
Total Retirement and Income Solutions	730.4	234.0	964.4
Benefits and Protection:
Specialty Benefits:
Individual disability	529.8	—	529.8
Life Insurance:
Universal life	1,443.0	165.3	1,608.3
Term life	607.9	—	607.9
Participating life	60.3	51.6	111.9
Total Benefits and Protection	2,641.0	216.9	2,857.9
Total	$3,371.4	$450.9	$3,822.3

(1)Prior period adjustments in AOCI were reversed as an adjustment to the opening balance of AOCI upon the adoption of LDTI.
(2)Does not include DAC for short-duration contracts. Refer to Note 8, Deferred Acquisition Costs and Other Actuarial Balances, for further information on DAC.
(3)This product began recording DAC upon implementing LDTI.

The balances and changes in DAC for 2021 for each level of aggregation were as follows:

Retirement and Income Solutions

	For the year ended December 31, 2021
	Workplace
	savings and	Individual	Pension	Individual
	retirement	variable	risk	fixed deferred	Investment
	solutions	annuities	transfer (1)	annuities	only
	(in millions)
Balance at beginning of period	$477.2	$281.9	$—	$192.7	$12.6
Costs deferred	50.1	26.4	2.7	7.6	9.1
Amortized to expense	(38.3)	(27.1)	—	(38.1)	(3.6)
Balance at end of period	$489.0	$281.2	$2.7	$162.2	$18.1

(1)Amortization during 2021 was nominal.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Benefits and Protection

	For the year ended December 31, 2021
	Specialty
	Benefits	Life Insurance
	Individual
	disability	Universal life	Term life	Participating life

	(in millions)
Balance at beginning of period	$529.8	$1,608.3	$607.9	$111.9
Costs deferred	89.8	84.3	126.5	1.9
Amortized to expense	(38.9)	(96.4)	(55.5)	(11.5)
Balance at end of period	$580.7	$1,596.2	$678.9	$102.3

Unearned Revenue Liability

		Adjustment
		for reversal of
	Balance as of	unrealized gain	Balance as of
	December 31, 2020	from AOCI (1)	January 1, 2021 (2)

	(in millions)
Benefits and Protection - Life Insurance:
Universal life	$335.6	$48.8	$384.4
Total	$335.6	$48.8	$384.4

(1)Prior period adjustments in AOCI were reversed as an adjustment to the opening balance of AOCI upon the adoption of LDTI.
(2)Reported within other policyholder funds in the consolidated statements of financial position. Refer to Note 8, Deferred Acquisition Costs and Other Actuarial Balances, for further information on the unearned revenue liability.

Benefits and Protection

The balances and changes in the unearned revenue liability for 2021 for Life Insurance – Universal life were as follows:

For the year ended
December 31, 2021

(in millions)
Balance at beginning of period	$384.4
Deferrals	66.1
Revenue recognized	(25.2)
Balance at end of period	$425.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Liability for Future Policy Benefits

				Effect of
			Adjustment	remeasurement
		Adjustment	under the	of the liability
	Balance as of	for reversal of	modified	at the current	Balance as of
	December 31,	unrealized loss	retrospective	discount	January 1,
	2020	from AOCI (1)	approach (2)	rate (3)	2021 (4)

	(in millions)
Retirement and Income Solutions:
Pension risk transfer	$21,982.8	$(947.0)	$—	$4,827.9	$25,863.7
Individual fixed income annuities	6,147.2	(215.0)	0.1	1,213.5	7,145.8
Total Retirement and Income Solutions	28,130.0	(1,162.0)	0.1	6,041.4	33,009.5
Benefits and Protection:
Specialty Benefits:
Individual disability	2,173.8	(168.7)	2.4	493.4	2,500.9
Life Insurance:
Term life	834.5	—	7.0	318.8	1,160.3
Total Benefits and Protection	3,008.3	(168.7)	9.4	812.2	3,661.2
Corporate:
Long-term care insurance	134.1	—	30.0	93.5	257.6
Total	$31,272.4	$(1,330.7)	$39.5	$6,947.1	$36,928.3

(1)Prior period adjustments in AOCI related to premium deficiency testing were reversed as an adjustment to the opening balance of AOCI upon the adoption of LDTI.
(2)As a result of updating cash flow assumptions and measuring the liability for future policy benefits at the issue-year cohort level, the impact of loss cohorts, those with net premiums in excess of gross premiums, and cohorts with negative reserves, was reflected as an adjustment to the opening balance of retained earnings upon adoption of LDTI.
(3)The remeasurement of the liability at the current upper-medium grade fixed-income instrument yield, which was generally lower than the locked-in interest accretion rate, was reflected as an adjustment to the opening balance of AOCI upon the adoption of LDTI.
(4)Reported within future policy benefits and claims in the consolidated statements of financial position. Refer to Note 11, Future Policy Benefits and Claims, for further information on the liability for future policy benefits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The balances and changes in the liability for future policy benefits for 2021 for each level of aggregation were as follows:

Retirement and Income Solutions

	For the year ended December 31, 2021
	Pension	Individual
	risk	fixed income
	transfer	annuities

	(in millions)
Present value of expected future policy benefit payments
Balance at beginning of period	$25,863.7	$7,145.8
Effect of changes in discount rate assumptions at beginning of period	(4,827.9)	(1,213.5)
Balance at beginning of period at original discount rate	21,035.8	5,932.3
Effect of actual variances from expected experience	(2.4)	(1.3)
Adjusted beginning of period balance at original discount rate	21,033.4	5,931.0
Interest accrual	916.7	240.5
Benefit payments	(1,772.5)	(532.0)
Issuances	1,801.7	82.9
Balance at end of period at original discount rate	21,979.3	5,722.4
Effect of changes in discount rate assumptions at end of period	3,386.5	812.6
Future policy benefits	$25,365.8	$6,535.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Benefits and Protection and Corporate

	For the year ended December 31, 2021
	Benefits and Protection		Corporate
	Specialty	Life
	Benefits	Insurance
	Individual		Long-term
	disability	Term life	care insurance

	(in millions)
Present value of expected net premiums
Balance at beginning of period	$3,148.3	$3,799.0	$66.7
Effect of changes in discount rate assumptions at beginning of period	(340.7)	(861.1)	(17.6)
Balance at beginning of period at original discount rate	2,807.6	2,937.9	49.1
Effect of changes in cash flow assumptions	—	—	2.8
Effect of actual variances from expected experience	122.0	211.4	(0.8)
Adjusted beginning of period balance at original discount rate	2,929.6	3,149.3	51.1
Interest accrual	95.4	151.1	2.9
Net premiums collected	(280.4)	(315.0)	(5.2)
Issuances	206.4	518.2	—
Balance at end of period at original discount rate	2,951.0	3,503.6	48.8
Effect of changes in discount rate assumptions at end of period	198.9	690.1	14.0
Balance at end of period	$3,149.9	$4,193.7	$62.8

Present value of expected future policy benefit payments
Balance at beginning of period	$5,649.2	$4,959.3	$324.3
Effect of changes in discount rate assumptions at beginning of period	(834.1)	(1,179.9)	(111.1)
Balance at beginning of period at original discount rate	4,815.1	3,779.4	213.2
Effect of changes in cash flow assumptions	—	—	0.5
Effect of actual variances from expected experience	118.8	216.0	(4.6)
Adjusted beginning of period balance at original discount rate	4,933.9	3,995.4	209.1
Interest accrual	181.0	194.3	12.4
Benefit payments	(179.7)	(335.7)	(13.5)
Issuances	212.1	543.4	—
Balance at end of period at original discount rate	5,147.3	4,397.4	208.0
Effect of changes in discount rate assumptions at end of period	501.0	913.9	89.5
Balance at end of period	$5,648.3	$5,311.3	$297.5

Future policy benefits (1)	$2,498.4	$1,117.6	$234.7
Reinsurance impact	(549.9)	(0.1)	(234.7)
Future policy benefits after reinsurance	$1,948.5	$1,117.5	$—

(1)Represents the present value of expected future policy benefit payments less the present value of expected net premiums.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Additional Liability for Certain Benefit Features

Benefits and Protection

    The balances and changes in the additional liability for certain benefits features for 2021 for Life Insurance – Universal life were as follows:

For the year ended,
December 31, 2021

(in millions)
Balance at beginning of period	$3,463.9
Effect of changes in cash flow assumptions	(11.1)
Effect of actual variances from expected experience	18.1
Interest accrual	158.3
Net assessments collected	324.7
Benefit payments	(83.1)
Other (1)	(56.6)
Balance at end of period	$3,814.2

(1)Reflects model refinements accounted for as a change in accounting estimate.

Market Risk Benefits

Cumulative
effect of
		changes in the	Retained earnings
		nonperformance	adjustment
		risk between the	for the valuation of
		original contract	contracts as MRBs
	Asset (liability)	issue date and	(exclusive of	Asset (liability)
	balance as of	the transition	nonperformance	balance as of
	December 31, 2020 (1)	date (2)	risk changes) (3)	January 1, 2021 (4)

(in millions)
Retirement and Income Solutions:
Individual variable annuities	$(348.6)	$(4.8)	$(237.9)	$(591.3)
Total	$(348.6)	$(4.8)	$(237.9)	$(591.3)

(1)The balance as of December 31, 2020, for MRBs represents the contract features that meet the definition of an MRB under LDTI and the related carrying amount of those features prior to adoption. These contract features were previously accounted for as an embedded derivative or as an additional liability for annuitization benefits or death or other insurance benefits.
(2)The cumulative effect of the change in our own nonperformance risk between the original contract issuance date and the transition date of LDTI for contract features previously accounted for as an additional liability for certain benefit features was recorded as an adjustment to the opening balance of AOCI.
(3)The cumulative difference, exclusive of the nonperformance risk change, between the pre-adoption carrying amount and the fair value measurement for MRBs was recorded as an adjustment to the opening balance of retained earnings.
(4)Refer to Note 12, Market Risk Benefits, for further information on MRBs. The cumulative effect of changes in the nonperformance risk between the original contract issue date and the transition date for contract features previously accounted for as an embedded derivative was recorded as a reclassification from retained earnings to AOCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The balances and changes in MRBs for Individual variable annuities for 2021 were as follows:

For the year ended
December 31, 2021

(in millions)
Balance at beginning of period	$(591.3)
Effect of changes in nonperformance risk at beginning of period	106.7
Adjusted balance at beginning of period	(484.6)
Effect of:
Interest accrual and expected policyholder behavior	(120.7)
Benefit payments	0.4
Changes in interest rates	154.3
Changes in equity markets	106.4
Changes in equity index volatility	15.1
Actual policyholder behavior different from expected behavior	2.3
Changes in future expected policyholder behavior	(96.6)
Changes in other future expected assumptions	38.2
Adjusted balance at end of period	(385.2)
Effect of changes in nonperformance risk at end of period	(109.5)
Balance at end of period	$(494.7)

Use of Estimates in the Preparation of Financial Statements

    The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•the fair value of investments in the absence of quoted market values;
•investment impairments and valuation allowances;
•the fair value of derivatives;
•the fair value of MRBs;
•the liability for future policy benefits and claims, including the deferred profit liability;
•the value of our other postretirement benefit obligation and
•accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Actual results could differ from these estimates.

Closed Block

    We operate a closed block (“Closed Block”) for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.

Cash and Cash Equivalents

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. Equity securities are also carried at fair value. See Note 19, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to fixed maturities, available-for-sale, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Mark-to-market adjustments on fixed maturities, trading are reflected in net realized capital gains (losses). Mark-to-market adjustments on certain fixed maturities, trading are reflected in market risk benefit remeasurement (gain) loss. Unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships are reflected in net investment income. Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.
The amortized cost of fixed maturities includes cost adjusted for amortization of premiums and discounts, computed using the interest method. The amortized cost of fixed maturities, available-for-sale is adjusted for changes in fair value of the hedged portions of securities in fair value hedging relationships and excludes accrued interest receivable. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Fixed maturities, available-for-sale are subject to an allowance for credit loss and changes in the allowance are reported in net income as a component of net realized capital gains (losses). Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. See Note 5, Investments, for further details of our valuation allowance.

Our commercial and residential mortgage loan portfolios can include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. In response to the novel coronavirus ("COVID-19”), the Coronavirus Aid, Relief and Economic Security Act, which was subsequently amended by the Consolidated Appropriations Act, 2021, (collectively the “CARES Act”) provides a temporary suspension of TDR accounting for certain COVID-19 related loan modifications where the loan was not more than 30 days past due as of December 31, 2019. We elected the TDR relief in the CARES Act beginning in the second quarter of 2020. The CARES Act TDR relief does not apply to modifications completed subsequent to the earlier of 60 days after the national emergency related to COVID-19 ends, or January 1, 2022. In addition, the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (As Revised on April 7, 2020) (“Interagency Statement”) provides additional guidance to determine if a short-term COVID-19 related loan modification is a TDR. We consider the CARES Act and the Interagency Statement when assessing loan modifications to determine whether a TDR has occurred. As of January 1, 2022, the TDR relief ended. See Note 5, Investments, under the caption “Mortgage Loan Modifications” for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the property is reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $228.8 million and $238.6 million as of December 31, 2023 and 2022, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses) on the consolidated statements of operations: mark-to-market adjustments on equity securities, mark-to-market adjustments on fixed maturities, trading, mark-to-market adjustments on certain investment funds, mark-to-market adjustments on derivatives not designated as hedges, cash flow hedge gains (losses) when the hedged item impacts realized capital gains (losses), changes in the valuation allowance for fixed maturities, available-for-sale and certain financing receivables, impairments of real estate held for investment, impairments of equity method investments. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).

    Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We had certain real estate ventures for which the fair value option had been elected in prior periods. See Note 19, Fair Value Measurements, for detail on these investments.

Derivatives

Overview

    Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include swaps, options, futures and forwards. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 19, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Accounting and Financial Statement Presentation

    We designate derivatives as either:

(a)    a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);
(b)    a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or
(c)    a derivative not designated as a hedging instrument.

    Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Cash flows associated with derivatives are included within operating activities in the consolidated statements of cash flows, with the exception of cash paid for certain options with deferred premiums. Those are included in payments for financing element derivatives within financing activities in the consolidated statements of cash flows.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in the same consolidated statements of operations line item that is used to report the earnings effect of the hedged item. For fair value hedges of fixed maturities, available-for-sale, these changes in fair value are reported in net investment income or net realized capital gains (losses). For fair value hedges of liabilities, changes in fair value are reported in cost of interest credited. The change in the fair value of excluded components is recorded in OCI and is recognized in net income through periodic settlements. A fair value hedge determined to be highly effective may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk. Certain fair value hedges use the portfolio layer method to hedge a designated layer amount within a closed portfolio of prepayable assets that is expected to remain outstanding for the length of the hedging relationship and is not expected to be impacted by prepayments, defaults or other factors that affect the timing and amount of cash flows. Prepayment risk is excluded when measuring the change in fair value attributable to the hedged risk under the portfolio layer method.

    Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

    Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

    Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Documentation of fair value hedges that use the portfolio layer method supports the expectation that the hedged layer amount is anticipated to be outstanding at the end of the hedging relationship and includes expectations of prepayments, defaults or other factors that affect the timing and amount of cash flows. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a hedge is determined to be highly effective, the hedge may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk.

    We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques. For portfolio layer method hedges, the assessment of hedge effectiveness includes confirming we expect the hedged layer amount to be outstanding at the end of the hedging relationship.

    Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

    If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. If a portfolio layer method hedging relationship is discontinued, the outstanding basis adjustment is allocated to the individual assets in the closed portfolio and those amounts are amortized consistent with the amortization of other discounts or premiums associated with those assets.

The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

    Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

    Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims, MRBs and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life insurance, variable universal life insurance, indexed universal life insurance, term life insurance, participating traditional individual life insurance, group dental and vision insurance, group critical illness, group accident, group hospital indemnity, paid family and medical leave (“PFML”), group short-term and long-term disability insurance, group life insurance, individual disability insurance and long-term care insurance. It also includes a provision for dividends on participating policies.

    Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life, variable universal life and indexed universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders. See Note 10, Contractholder Funds, for additional details.

We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years and universal life, variable universal life and indexed universal life insurance contracts that contain no lapse guarantee features.

    Refer to Note 11, Future Policy Benefits and Claims, under the caption “Long-Duration Contracts” for information about the calculation of reserves for long-duration insurance and annuity contracts.

Contracts or contract features that provide protection to the policyholder from capital market risk and expose us to other than nominal capital market risk are classified as MRBs and reported at fair value. See Note 12, Market Risk Benefits, for additional details.

    Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

    Participating business represented approximately 2%, 3% and 4% of our life insurance in force and 16%, 17% and 18% of the number of life insurance policies in force as of December 31, 2023, 2022 and 2021, respectively. Participating business represented approximately 16%, 18% and 26% of life insurance premiums for the years ended December 31, 2023, 2022 and 2021, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

    Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. See Note 8, Deferred Acquisition Costs and Other Actuarial Balances, under the caption “Unearned Revenue Liability” for additional details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Short-Duration Contracts

    We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”), critical illness, accident, PFML, hospital indemnity and group life. Refer to Note 11, Future Policy Benefits and Claims, under the caption “Short-Duration Contracts” for additional details.

Liability for Unpaid Claims

    The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income.

We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.

See Note 11, Future Policy Benefits and Claims, under the caption “Liability for Unpaid Claims” for further details.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

    Products with fixed and guaranteed premiums and benefits consist principally of whole life and term life insurance policies and individual disability income. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.
    Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and interest assumptions. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves. Any gross premium received in excess of the net premium is recognized as a deferred profit liability and amortized in relation to the expected future benefit payments. See Note 11, Future Policy Benefits and Claims, for additional details.

    Group life, dental, vision, critical illness, accident, PFML, hospital indemnity and disability premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

    Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

    Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

    Fees and other revenues are earned for administrative services performed including recordkeeping, trust and custody and reporting services for retirement savings plans, insurance companies, endowments and other financial institutions and other products. Fees and other revenues received for performance of administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Acquisition Costs

Refer to Note 8, Deferred Acquisition Costs and Other Actuarial Balances, for information related to DAC on insurance policies and investment contracts. Commissions and other incremental direct costs for the acquisition of long-term service contracts are also capitalized to the extent recoverable.

Internal Replacement Transactions

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

    Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our consolidated statements of financial position. Long-term debt is primarily recorded at the unpaid principal balance, net of unamortized discount, premium and issuance costs.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks.

We evaluate each insurance agreement to determine whether the agreement provides indemnification against loss or liability related to insurance risk. For agreements that expose the reinsurer to reasonable possibility of significant loss from insurance risk, the reinsurance method of accounting is used for the agreement. Assets and liabilities related to reinsurance ceded are reported on a gross basis on the consolidated statements of financial position. Insurance liabilities are reported before the effects of reinsurance and we record an offsetting reinsurance recoverable, net of valuation allowance. Premiums and expenses are reported net of reinsurance ceded on the consolidated statements of operations.

If an agreement does not expose the reinsurer to reasonable possibility of significant loss from insurance risk, the deposit method of accounting is used for the agreement. We record a deposit receivable, net of valuation allowance, if necessary. The deposit receivable is adjusted as amounts are paid or received on the underlying contracts. Accretion on the deposit receivable is calculated using an effective interest method and is reported in fees and other revenues and operating expense on the consolidated statements of operations.

The cost of reinsurance related to long-duration contracts is amortized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

We have entered into coinsurance with funds withheld reinsurance agreements in which we record a funds withheld payable that contains an embedded derivative for which the fair value is estimated based on the change in fair value of the assets supporting the funds withheld payable. The change in fair value of the funds withheld embedded derivative is separately reported on the consolidated statements of operations. Gains and losses that do not flow to the reinsurer are reported in net realized capital gains (losses) on funds withheld assets on the consolidated statements of operations.

For further information about reinsurance, refer to Note 13, Reinsurance. For further information about the financing receivables valuation allowance on the reinsurance recoverable and deposit receivable, refer to Note 5, Investments.

Separate Accounts

Refer to Note 9, Separate Account Balances, for information on our separate account assets and liabilities.

Income Taxes

    Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, PFG files income tax returns in all states and foreign jurisdictions in which it conducts business. PFG has a tax sharing agreement with companies in the group under which it allocates income tax expenses and benefits generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted. Subsequent to a change in tax rates and laws, any stranded tax effects remaining in AOCI will be released only if an entire portfolio is liquidated, sold or extinguished.

Actuarial Balance Re-Cohorting

In 2021, we completed a comprehensive review of our business mix and capital management options (the “Strategic Review”). We made the decision to exit our U.S. retail ULSG business. The ULSG business was previously managed together with our other universal life (“UL”) business within our Benefits and Protection segment. As such, calculations of actuarial balances included UL and ULSG in the same cohorts, which are the unit of account used for measurement. As a result of the Strategic Review, we made the decision in the second quarter of 2022 to manage the ULSG business separately from our other UL business effective as of January 1, 2022. This led to us re-cohorting the UL business, resulting in separate cohorts for the ULSG business vs. the remaining UL business.

The re-cohorting impacted the measurement of our cost of reinsurance and additional liability for certain benefit features. The pre-tax impacts to comprehensive income were as follows:

For the year ended
December 31, 2022
(in millions)
Increase to income before taxes
Cost of reinsurance amortization (1)	$33.7
Change in additional liability for certain benefit features (1)	167.4
Total increase to income before income taxes	201.1

Increase to pre-tax other comprehensive income
Cost of reinsurance unrealized losses	(2.1)
Change in additional liability for certain benefit features unrealized gains	7.8
Total increase to pre-tax other comprehensive income	5.7

Total increase to pre-tax comprehensive income	$206.8

(1) Reported in liability for future policy benefits remeasurement (gain) loss.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

2. Related Party Transactions

Expense Agreements

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2023, 2022 and 2021, we received $524.6 million, $606.0 million and $647.2 million, respectively, of expense reimbursements from affiliated entities, which are net of amounts paid for brand licensing agreements with PFS.

Cash Advance Agreement

We and our direct parent, PFS, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the secured overnight financing rate (“SOFR”) plus 10 basis points (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable (payable) to PFS of $71.5 million and $86.0 million as of December 31, 2023 and 2022, respectively, and earned interest of $10.1 million, $4.2 million and $0.1 million during 2023, 2022 and 2021, respectively.

Reinsurance

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $5,919.9 million and $5,158.5 million as of December 31, 2023 and 2022, respectively. In addition, we recognized premiums and other fees of $938.1 million, $890.2 million and $862.9 million for the years ended December 31, 2023, 2022 and 2021, respectively, associated with this agreement. Furthermore, we recognized expenses of $1,076.2 million, $970.9 million and $995.5 million for the years ended December 31, 2023, 2022 and 2021, respectively, associated with this agreement.

We and an affiliated entity, PFS Bermuda, are parties to a coinsurance with funds withheld agreement for PFS Bermuda to reinsure certain term life and PRT blocks of business. Under this agreement, we had a reinsurance recoverable of $3,813.1 million and $0.0 million as of December 31, 2023 and 2022, respectively. We had a $1.7 million and $0.0 million receivable from PFS Bermuda and a $26.2 million and $0.0 million payable to PFS Bermuda as of December 31, 2023 and 2022, respectively, associated with the settlement statements. In addition, we ceded premiums of $53.4 million, $0.0 million and $0.0 million and benefits of $76.4 million, $0.0 million and $0.0 million for the years ended December 31, 2023, 2022 and 2021, respectively, associated with this agreement. We passed net investment income of $56.1 million, $0.0 million and $0.0 million and net realized capital losses of $1.1 million, $0.0 million and $0.0 million on the funds withheld assets to PFS Bermuda for the years ended December 31, 2023, 2022 and 2021, respectively. Furthermore, our operating expenses were reduced by ceding commissions and expense allowances received of $31.2 million, $0.0 million and $0.0 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Notes Receivable

As of December 31, 2023, we had the following notes receivable from PFS related to the sale of interests in subsidiaries (1) a 10-year note with a par amount of $156.0 million, which bears interest at 2.87% with semi-annual principal and interest payments due in February and August each year and (2) a 10-year note with a par amount of $300.0 million, which bears interest at 2.885% with semi-annual principal and interest payments due in May and November each year. The carrying amount of the notes is included in premiums due and other receivables on the consolidated statements of financial position. We recorded interest income on these notes of $4.6 million, $5.9 million and $7.2 million for the years ended December 31, 2023, 2022 and 2021, respectively. Our ultimate parent, PFG, is a guarantor of the notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Distribution of Affiliated Products

We receive commission fees, distribution fees and service fees from Principal Securities, Inc. and Principal Global Investors, LLC (“PGI LLC”). Furthermore, we receive management and administrative fees for investments our products sold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenues were $407.1 million, $412.6 million and $471.2 million for the years ended December 31, 2023, 2022 and 2021, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $95.9 million, $81.5 million and $95.7 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Benefit Plans

PFG is the sponsor of the qualified defined contribution plans for both employees and individual field agents. We were allocated plan expenses from PFG of $44.2 million, $41.3 million and $36.5 million during 2023, 2022 and 2021, respectively.

PFG is also the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. We were allocated plan expenses from PFG of $1.8 million, $2.3 million and $2.1 million during 2023, 2022 and 2021, respectively.

PFG is the sponsor of the defined benefit pension plans for both employees and individual field agents. We were allocated $38.8 million, $55.4 million and $58.6 million of pension expense from PFG during 2023, 2022 and 2021, respectively.

Other Agreements

PGI LLC provides asset management services for us. We recognized $108.1 million, $109.3 million and $114.9 million of asset management fee expense for the years ended December 31, 2023, 2022 and 2021, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3. Goodwill and Other Intangible Assets

Goodwill

The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement
	and Income	Benefits and
	Solutions	Protection	Corporate	Consolidated
	(in millions)
Balance as of January 1, 2022	$18.8	$56.3	$—	$75.1
Impairment (1)	—	(26.8)	—	(26.8)
Balance as of December 31, 2022	$18.8	$29.5	$—	$48.3

Balance as of December 31, 2023	$18.8	$29.5	$—	$48.3

(1)Resulted from a change in the allocation of equity between our reportable operating segments following the Talcott Reinsurance Transaction.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 11 years were as follows:

	December 31,
	2023	2022
	(in millions)
Gross carrying value	$34.9	$34.9
Accumulated amortization	24.3	23.3
Net carrying value	$10.6	$11.6

During 2023 and 2022, we fully amortized other finite lived intangible assets of $0.0 million and $6.5 million, respectively.

The amortization expense for intangible assets with finite useful lives was $1.0 million, $2.8 million and $2.8 million for 2023, 2022 and 2021, respectively. As of December 31, 2023, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2024	$1.0
2025	1.0
2026	1.0
2027	1.0
2028	1.0

4. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2023 and December 31, 2022.

Consolidated Variable Interest Entities

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Residential Mortgage Loans

We invest in ABS trusts. The trusts issue various collateralized mortgage obligation certificates and purchase residential mortgage loans. The trusts are considered VIEs due to insufficient equity to sustain themselves. We concluded we are the primary beneficiary as we purchase substantially all of the certificates and have the obligation to absorb losses that could potentially be significant to the VIEs. We deconsolidated trusts in 2023 and 2022 as we no longer held substantially all of the certificates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Asset-Backed Limited Partnership

We invest in an ABS limited partnership. The limited partnership issues multiple notes and purchases consumer loans, auto loans, other loans and credit facilities. The limited partnership is considered a VIE due to insufficient equity to sustain itself. We concluded we are the primary beneficiary as we have purchased all of the notes and have the obligation to absorb losses and residual returns that could potentially be significant to the VIE.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2023		December 31, 2022
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Real estate (1)	$829.1	$63.0	$689.6	$42.2
Residential mortgage loans (2)	874.7	20.9	1,182.6	41.8
Asset-backed limited partnership (3)	249.3	—	—	—
Total	$1,953.1	$83.9	$1,872.2	$84.0

(1) The assets of the real estate VIEs primarily include real estate, other investments and cash. Liabilities primarily include other liabilities.
(2) The assets of the residential mortgage loans VIEs primarily include residential mortgage loans. The liabilities primarily include other liabilities.
(3) The assets of the asset-backed limited partnership VIE primarily include consumer loans, auto loans, other loans and credit facilities. These assets are reported with cash and cash equivalents, other investments and fixed maturities, trading on the consolidated statements of financial position. As of December 31, 2023, we did not have any unfunded commitments to the VIE. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional capital when called upon to do so by the investment manager.

Unconsolidated Variable Interest Entities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Unconsolidated VIEs include certain commercial mortgage-backed securities (“CMBS”), residential mortgage-backed pass-through securities ("RMBS") and other ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

We invest in cash collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities. We have determined we are not the primary beneficiary of these entities primarily because we do not control the economic performance of the entities and were not involved with the design of the entities or because we do not have a potentially significant variable interest in the entities for which we are the asset manager.

We have invested in various VIE trusts and similar entities as a debt holder. Most of these entities are classified as VIEs due to insufficient equity to sustain them. In addition, we have an entity classified as a VIE based on the combination of our significant economic interest and lack of voting rights. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

As previously discussed, we sponsor and invest in certain investment funds that are VIEs. We determined we are not the primary beneficiary of the VIEs for which we are the asset manager but do not have a potentially significant variable interest in the funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2023
Fixed maturities, available-for-sale:
Corporate	$364.9	$369.8
Residential mortgage-backed pass-through securities	2,824.9	2,959.8
Commercial mortgage-backed securities	4,743.4	5,391.6
Collateralized debt obligations (2)	5,397.8	5,459.0
Other debt obligations	7,879.4	8,976.2
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	10.4	10.4
Commercial mortgage-backed securities	53.1	53.1
Collateralized debt obligations (2)	2.0	2.0
Other debt obligations	228.4	228.4
Other investments:
Other limited partnership and fund interests	1,661.2	2,954.3

December 31, 2022
Fixed maturities, available-for-sale:
Corporate	$111.8	$127.2
Residential mortgage-backed pass-through securities	2,170.9	2,362.1
Commercial mortgage-backed securities	4,827.5	5,529.7
Collateralized debt obligations (2)	4,560.2	4,813.4
Other debt obligations	6,483.3	7,537.2
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	5.4	5.4
Commercial mortgage-backed securities	83.4	83.4
Collateralized debt obligations (2)	5.7	5.7
Other debt obligations	80.0	80.0
Other investments:
Other limited partnership and fund interests	1,088.5	1,765.4

(1)Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees and similar provisions for our other investments. A carrying value of zero is used if distributions have been received in excess of our investment, resulting in a negative carrying value for the investment. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

5. Investments

Our investments include assets backing reserves as part of a coinsurance with funds withheld agreement. The funds withheld invested assets are reported within their respective line items, primarily consisting of fixed maturities available-for-sale, mortgage loans and other investments. See Note 13, Reinsurance, for more information on the funds withheld invested assets.

Fixed Maturities

    The amortized cost, gross unrealized gains and losses, allowance for credit loss and fair value of fixed maturities, available-for-sale were as follows:

		Gross	Gross	Allowance
	Amortized	unrealized	unrealized	for credit
	cost (1)	gains	losses	loss	Fair value
	(in millions)
December 31, 2023
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,719.1	$19.3	$233.5	$—	$1,504.9
Non-U.S. governments	522.2	16.9	59.2	—	479.9
States and political subdivisions	7,493.9	45.4	926.0	—	6,613.3
Corporate	35,707.6	433.7	3,059.9	1.9	33,079.5
Residential mortgage-backed pass-through securities	2,959.8	25.7	160.6	—	2,824.9
Commercial mortgage-backed securities	5,391.6	1.6	649.8	—	4,743.4
Collateralized debt obligations (2)	5,379.6	45.0	26.8	—	5,397.8
Other debt obligations	8,447.2	42.2	602.8	0.1	7,886.5
Total fixed maturities, available-for-sale	$67,621.0	$629.8	$5,718.6	$2.0	$62,530.2

December 31, 2022
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,964.6	$0.1	$248.8	$—	$1,715.9
Non-U.S. governments	565.3	18.9	63.8	—	520.4
States and political subdivisions	7,280.1	14.8	1,126.6	—	6,168.3
Corporate	37,495.4	219.5	4,530.1	—	33,184.8
Residential mortgage-backed pass-through securities	2,362.1	6.0	197.2	—	2,170.9
Commercial mortgage-backed securities	5,529.7	0.9	703.1	—	4,827.5
Collateralized debt obligations (2)	4,698.9	4.5	143.2	—	4,560.2
Other debt obligations	7,207.8	6.0	730.4	0.1	6,483.3
Total fixed maturities, available-for-sale	$67,103.9	$270.7	$7,743.2	$0.1	$59,631.3

(1)Amortized cost excludes accrued interest receivable of $616.0 million and $575.8 million as of December 31, 2023 and 2022, respectively.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2023, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$1,298.4	$1,282.2
Due after one year through five years	8,486.2	8,285.1
Due after five years through ten years	9,209.3	8,675.0
Due after ten years	26,448.9	23,435.3
Subtotal	45,442.8	41,677.6
Mortgage-backed and other asset-backed securities	22,178.2	20,852.6
Total	$67,621.0	$62,530.2

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

    The major components of net investment income are shown below and are net of amounts on funds withheld invested assets that are passed directly to the reinsurers. See Note 13, Reinsurance, for further details.

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Fixed maturities, available-for-sale	$2,230.0	$1,734.4	$2,483.8
Fixed maturities, trading	32.4	19.6	8.7
Equity securities	3.5	(35.4)	1.7
Mortgage loans	661.5	619.9	692.4
Real estate	177.2	276.2	194.4
Policy loans	39.1	34.4	36.2
Cash and cash equivalents	148.2	37.6	1.7
Derivatives	38.6	171.3	28.2
Other	231.6	194.8	362.0
Total	3,562.1	3,052.8	3,809.1
Investment expenses	(276.6)	(200.4)	(175.4)
Net investment income	$3,285.5	$2,852.4	$3,633.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Net Realized Capital Gains and Losses

The major components of net realized capital gains (losses) on investments are shown below and are net of amounts on funds withheld invested assets that are passed directly to the reinsurers. See Note 13, Reinsurance, for further details. The amounts below do not include net realized capital gains (losses) on funds withheld assets that are not passed to the reinsurers, which are separately reported on the consolidated statements of operations. Net realized capital gains (losses) on funds withheld assets includes gains (losses) realized upon sale of assets put into the funds withheld at the start of the Reinsurance Transactions for the unrealized gains (losses) on the date of transfer into the funds withheld, the change in the valuation allowance on funds withheld commercial mortgage loans and unrealized gains and losses related to the change in fair value of funds withheld fixed maturities, trading and equity securities.

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$46.8	$38.9	$50.4
Gross losses	(134.8)	(120.7)	(26.9)
Net credit losses (1)	(31.3)	(11.5)	(34.5)
Hedging, net	2.2	(0.7)	(9.5)
Fixed maturities, trading (2)	0.7	(8.6)	(6.6)
Equity securities (3)	0.7	(7.4)	(0.5)
Mortgage loans (4)	(133.8)	(74.1)	5.3
Derivatives	(5.3)	154.7	126.4
Other	100.1	112.7	8.0
Net realized capital gains (losses)	$(154.7)	$83.3	$112.1

(1)Net credit losses include adjustments to the credit loss valuation allowance, write-offs and recoveries on available-for-sale securities.
(2)Unrealized losses on fixed maturities, trading still held at the reporting date were $(0.2) million, $(7.8) million and $(6.4) million for the years ended December 31, 2023, 2022 and 2021, respectively. This excludes $(2.9) million, $16.6 million and $0.0 million in unrealized gains (losses) for the years ended December 31, 2023, 2022 and 2021, respectively, that were reported in market risk benefit remeasurement (gain) loss and $6.8 million, $(1.4) million and $0.0 million of unrealized gains (losses) for the years ended December 31, 2023, 2022 and 2021, respectively, that were reported in net realized capital gains (losses) on funds withheld assets.
(3)Unrealized gains (losses) on equity securities still held at the reporting date were $0.7 million, $(7.1) million and $(0.1) million for the years ended December 31, 2023, 2022 and 2021, respectively. This excludes $1.7 million, $(1.7) million and $0.0 million unrealized gains (losses) for the years ended December 31, 2023, 2022 and 2021, respectively, that were reported in net realized capital gains (losses) on funds withheld assets.
(4)Net realized capital gains (losses) on mortgage loans include losses related to the deconsolidation of residential mortgage loan trusts in both 2023 and 2022.

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $4,950.4 million, $12,273.0 million and $1,609.0 million in 2023, 2022 and 2021, respectively.

Allowance for Credit Loss

We have a process in place to identify fixed maturity securities that could potentially require an allowance for credit loss. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Each reporting period, all securities in an unrealized loss position are reviewed to determine whether a decline in value is due to credit. Relevant facts and circumstances considered include: (1) the extent the fair value is below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for structured securities, the adequacy of the expected cash flows. To the extent we determine an unrealized loss is due to credit, an allowance for credit loss is recognized through a reduction to net income.

We estimate the amount of the allowance for credit loss as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity. We do not measure a credit loss allowance on accrued interest receivable because we write off the accrued interest receivable balance to net investment income in a timely manner when we have concern regarding collectability.

Amounts on fixed maturities, available-for-sale deemed to be uncollectible are written off and removed from the allowance for credit loss. A write-off may also occur if we intend to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity.

A rollforward of the allowance for credit loss by major security type was as follows.

	For the year ended December 31, 2023
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total
	(in millions)
Beginning
balance	$—	$—	$—	$—	$—	$—	$—	$0.1	$0.1
Additions for
credit losses
not previously
recorded	—	—	—	5.7	—	—	—	—	5.7
Write-offs
charged against
allowance	—	—	—	(3.8)	—	—	—	—	(3.8)
Ending balance	$—	$—	$—	$1.9	$—	$—	$—	$0.1	$2.0

Accrued interest
written off to
net investment
income	$—	$—	$—	$0.1	$—	$—	$—	$—	$0.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

	For the year ended December 31, 2022
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total
	(in millions)
Beginning
balance	$—	$—	$—	$4.5	$—	$0.3	$—	$0.1	$4.9
Reductions for
securities sold
during the
period	—	—	—	(8.7)	—	—	—	—	(8.7)
Additional
increases
(decreases)
for credit
losses on
securities with
an allowance
recorded in the
previous period	—	—	—	4.2	—	—	—	—	4.2
Write-offs
charged against
allowance	—	—	—	—	—	(0.3)	—	—	(0.3)
Ending balance	$—	$—	$—	$—	$—	$—	$—	$0.1	$0.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

	For the year ended December 31, 2021
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total
	(in millions)
Beginning
balance	$—	$—	$—	$—	$—	$4.3	$2.2	$—	$6.5
Additions for
credit losses
not previously
recorded	—	—	—	16.9	—	0.4	—	0.1	17.4
Reductions for
securities sold
during the
period	—	—	—	(12.4)	—	—	—	—	(12.4)
Additional
increases
(decreases)
for credit
losses on
securities with
an allowance
recorded in the
previous period	—	—	—	—	—	2.4	0.4	—	2.8
Write-offs
charged against
allowance	—	—	—	—	—	(6.8)	(2.6)	—	(9.4)
Ending balance	$—	$—	$—	$4.5	$—	$0.3	$—	$0.1	$4.9

Accrued interest
written off to
net investment
income	$—	$—	$—	$0.2	$—	$—	$—	$—	$0.2

(1)Primarily consists of collateralized loan obligations backed by secured corporate loans.

During 2022, we did not write off any accrued interest to net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Available-for-Sale Securities in Unrealized Loss Positions Without an Allowance for Credit Loss

    For available-for-sale securities with unrealized losses for which an allowance for credit loss has not been recorded, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2023
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$315.3	$3.1	$974.2	$230.5	$1,289.5	$233.6
Non-U.S. governments	41.9	1.7	307.9	57.5	349.8	59.2
States and political subdivisions	596.6	19.0	5,011.7	906.9	5,608.3	925.9
Corporate	2,540.5	89.7	22,305.9	2,968.9	24,846.4	3,058.6
Residential mortgage-backed pass-
through securities	472.9	2.9	1,275.6	157.7	1,748.5	160.6
Commercial mortgage-backed
securities	280.3	4.1	4,160.3	645.6	4,440.6	649.7
Collateralized debt obligations (2)	404.8	1.5	2,296.3	25.3	2,701.1	26.8
Other debt obligations	1,183.7	18.5	4,386.0	584.2	5,569.7	602.7
Total fixed maturities, available-for-sale	$5,836.0	$140.5	$40,717.9	$5,576.6	$46,553.9	$5,717.1

(1)Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 94% were investment grade (rated AAA through BBB-) with an average price of 89 (carrying value/amortized cost) as of December 31, 2023. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2023, primarily due to a tightening of credit spreads.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 983 securities reflecting an average price of 98 as of December 31, 2023. Of this portfolio, 91% was investment grade (rated AAA through BBB-) as of December 31, 2023, with associated unrealized losses of $131.2 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 7,042 securities reflecting an average price of 88 and an average credit rating of A as of December 31, 2023. Corporate securities with unrealized losses had an average price of 88 and an average credit rating of BBB+. States and political subdivisions securities with unrealized losses had an average price of 85 and an average credit rating of AA-. Commercial mortgage-backed securities with unrealized losses had an average price of 87 and an average credit rating of AA. Collateralized mortgage obligation securities with unrealized losses had an average price of 85 and an average credit rating of AAA. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of December 31, 2023. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

	December 31, 2022
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$1,505.5	$207.0	$180.4	$41.8	$1,685.9	$248.8
Non-U.S. governments	373.0	56.7	19.9	7.1	392.9	63.8
States and political subdivisions	5,243.6	999.7	387.8	126.9	5,631.4	1,126.6
Corporate	26,668.2	3,875.1	2,625.4	654.9	29,293.6	4,530.0
Residential mortgage-backed pass-
through securities	1,201.7	97.6	574.8	104.7	1,776.5	202.3
Commercial mortgage-backed
securities	3,622.3	480.7	1,113.9	220.9	4,736.2	701.6
Collateralized debt obligations (2)	2,830.1	88.8	1,327.2	54.4	4,157.3	143.2
Other debt obligations	3,412.6	290.7	2,266.7	434.4	5,679.3	725.1
Total fixed maturities, available-for-sale	$44,857.0	$6,096.3	$8,496.1	$1,645.1	$53,353.1	$7,741.4

(1)Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 94% were investment grade (rated AAA through BBB-) with an average price of 87 (carrying value/amortized cost) as of December 31, 2022. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2022, primarily due to an increase in interest rates and a widening of credit spreads.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 7,589 securities reflecting an average price of 88 as of December 31, 2022. Of this portfolio, 95% was investment grade (rated AAA through BBB-) as of December 31, 2022, with associated unrealized losses of $5,920.4 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 1,654 securities reflecting an average price of 84 and an average credit rating of AA- as of December 31, 2022. Corporate securities with unrealized losses had an average price of 80 and an average credit rating of BBB+. Collateralized mortgage obligation securities with unrealized losses had an average price of 81 and an average credit rating of AAA. Commercial mortgage-backed securities with unrealized losses had an average price of 83 and an average credit rating of AA+. States and political subdivisions securities with unrealized losses had an average price of 75 and an average credit rating of AA-. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of December 31, 2022. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

    The net unrealized gains and losses on investments in available-for-sale securities and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to actuarial balances, policyholder liabilities, noncontrolling interest and applicable income taxes was as follows:

	December 31, 2023	December 31, 2022
	(in millions)
Net unrealized losses on fixed maturities, available-for-sale (1)	$(5,128.4)	$(7,552.6)
Net unrealized gains (losses) on derivative instruments	(1.6)	50.7
Adjustments for assumed changes in amortization patterns	(5.2)	(1.8)
Adjustments for assumed changes in policyholder liabilities	1.4	0.5
Net unrealized gains on other investments and noncontrolling interest
adjustments	2.9	2.9
Provision for deferred income tax benefits	1,099.6	1,601.5
Net unrealized losses on available-for-sale securities and derivative instruments	$(4,031.3)	$(5,898.8)

(1)Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Financing Receivables

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our residential mortgage loan portfolio is composed of first lien and home equity mortgages.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. Further details relating to our valuation allowance are included under the caption “Financing Receivables Valuation Allowance.”

Reinsurance Recoverable and Deposit Receivable

Our reinsurance recoverables include amounts due from reinsurers for paid or unpaid claims, claims incurred but not reported or policy benefits. We cede life, disability, medical and long-term care insurance as well as fixed annuity contracts with significant life insurance risk to other insurance companies through reinsurance. Deposit receivables include amounts due from the reinsurer for fixed annuity contracts without significant life insurance risk recorded using the deposit method of accounting.

Other Loans

Our other loans include consumer, auto and other loans (“other loans”) of a consolidated VIE for which the fair value option was elected as well as consumer loans for which the fair value option was not elected. Other loans are generally subject to amortized cost accounting and a valuation allowance if the fair value option is not elected. Other loans are reported as a component of other investments in the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Credit Quality Information for Financing Receivables

The amortized cost of our financing receivables by credit risk and vintage was as follows:

	December 31, 2023
	2023	2022	2021	2020	2019	Prior	Total
	(in millions)
Commercial mortgage
loans:
A- and above	$667.4	$1,214.8	$2,271.5	$1,535.8	$1,921.0	$5,447.2	$13,057.7
BBB+ thru BBB-	282.6	356.8	343.0	203.3	309.9	886.9	2,382.5
BB+ thru BB-	110.6	142.1	—	—	35.3	234.6	522.6
B+ and below	—	—	—	—	83.5	53.9	137.4
Total	$1,060.6	$1,713.7	$2,614.5	$1,739.1	$2,349.7	$6,622.6	$16,100.2

Residential mortgage
loans:
Performing	$456.3	$1,023.4	$1,272.5	$150.4	$86.8	$253.6	$3,243.0
Non-performing	—	2.1	4.0	—	1.8	2.3	10.2
Total	$456.3	$1,025.5	$1,276.5	$150.4	$88.6	$255.9	$3,253.2

Other loans:
Performing	$168.5	$—	$—	$—	$—	$—	$168.5
Non-performing	—	—	—	—	—	0.1	0.1
Total	$168.5	$—	$—	$—	$—	$0.1	$168.6

Reinsurance recoverable and deposit receivable							$24,427.9

	December 31, 2022
	2022	2021	2020	2019	2018	Prior	Total
	(in millions)
Commercial mortgage
loans:
A- and above	$995.9	$2,182.5	$1,753.8	$2,177.2	$2,130.8	$4,555.1	$13,795.3
BBB+ thru BBB-	371.8	412.8	149.7	391.6	222.6	676.4	2,224.9
BB+ thru BB-	104.0	—	—	—	8.9	66.5	179.4
B+ and below	—	—	—	—	8.3	35.5	43.8
Total	$1,471.7	$2,595.3	$1,903.5	$2,568.8	$2,370.6	$5,333.5	$16,243.4

Residential mortgage
loans:
Performing	$1,101.4	$1,669.1	$364.5	$99.2	$51.2	$253.6	$3,539.0
Non-performing	8.0	4.7	1.8	1.0	0.6	4.4	20.5
Total	$1,109.4	$1,673.8	$366.3	$100.2	$51.8	$258.0	$3,559.5

Reinsurance recoverable and deposit receivable							$21,445.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The amortized cost of commercial mortgage loans, residential mortgage loans and other loans excluded accrued interest receivable of $57.1 million, $10.3 million and $1.6 million, respectively, as of December 31, 2023, and $55.9 million, $9.8 million and $0.0 million, respectively, as of December 31, 2022.
Financing Receivables Credit Monitoring

Commercial Mortgage Loan Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating for commercial mortgage loans. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention are identified and placed on an internal “watch list”. Among the criteria that may indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Residential Mortgage Loan Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

Other Loans Credit Risk Profile Based on Performance Status

Our other loans are monitored based on performance of the loans. Monitoring on other loans increases when the loan is delinquent or earlier if there is an indication of potential impairment.

Non-Accrual Financing Receivables

Financing receivables are placed on non-accrual status if we have concern regarding the collectability of future payments or if a financing receivable has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms. When a financing receivable is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The amortized cost of financing receivables on non-accrual status was as follows:

	December 31, 2023
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance
	(in millions)
Commercial mortgage loans	$43.8	$53.9	$—
Residential mortgage loans	16.0	8.2	0.5
Total	$59.8	$62.1	$0.5

	December 31, 2022
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance
	(in millions)
Commercial mortgage loans	$8.7	$43.8	$—
Residential mortgage loans	3.4	16.0	0.6
Total	$12.1	$59.8	$0.6

    Interest income recognized on non-accrual financing receivables was as follows:

	For the year ended December 31,
	2023	2022	2021
	(in millions)

Commercial mortgage loans	$1.2	$0.9	$0.5
Total	$1.2	$0.9	$0.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The aging of our financing receivables, based on amortized cost, was as follows:

	December 31, 2023
			90 days or				90 days or
	30-59 days	60-89 days	more past	Total past			more and
	past due	past due	due	due	Current	Total (1)	accruing
	(in millions)
Commercial mortgage loans	$—	$—	$7.9	$7.9	$16,092.3	$16,100.2	$—
Residential mortgage loans	8.5	1.8	8.7	19.0	3,234.2	3,253.2	2.0
Other loans	1.0	0.5	0.7	2.2	166.4	168.6	0.6
Total	$9.5	$2.3	$17.3	$29.1	$19,492.9	$19,522.0	$2.6

	December 31, 2022
			90 days or				90 days or
	30-59 days	60-89 days	more past	Total past			more and
	past due	past due	due	due	Current	Total (1)	accruing
	(in millions)
Commercial mortgage loans	$—	$—	$8.3	$8.3	$16,235.1	$16,243.4	$—
Residential mortgage loans	35.9	2.4	12.4	50.7	3,508.8	3,559.5	4.4
Total	$35.9	$2.4	$20.7	$59.0	$19,743.9	$19,802.9	$4.4

(1)As of both December 31, 2023 and 2022, no reinsurance recoverables or deposit receivables were considered past due.

Financing Receivables Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our financing receivables. The valuation allowance is maintained at a level believed adequate by management to absorb estimated expected credit losses. The valuation allowance is based on amortized cost excluding accrued interest receivable and includes reserves for pools of financing receivables with similar risk characteristics. We do not measure a credit loss allowance on accrued interest receivable because we write off the uncollectible accrued interest receivable balance to net investment income in a timely manner, generally within 90 days. During 2023 and 2022, we did not write off any commercial mortgage loan accrued interest or residential mortgage loan accrued interest.

For commercial and residential mortgage loans, management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the portfolio, portfolio delinquency information, underwriting standards, peer group information, current and forecasted economic conditions, loss experience and other relevant factors. For reinsurance recoverables and deposit receivables, management’s periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks, adverse situations that may affect a reinsurer’s ability to repay, current and forecasted economic conditions, industry loss experience and other relevant factors.

Our commercial mortgage loans are pooled by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for two years or less with immediate reversion to historical experience. A commercial mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any commercial mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

We estimate expected credit losses for certain commercial mortgage loan commitments where we have a contractual obligation to extend credit. The expected credit losses are estimated based on the commercial mortgage loan valuation allowance process described previously, adjusted for probability of funding. The estimated expected credit losses for commercial mortgage loan commitments are reported in other liabilities on the consolidated statements of financial position. The change in the credit loss liability for commitments is included in net realized capital gains (losses) on the consolidated statements of operations. Once funded, expected credit losses for commercial mortgage loans are included within the commercial mortgage loan valuation allowance described previously.

We evaluate residential mortgage loans based on aggregated risk factors and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present and forecasted conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. A residential mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any residential mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

As discussed previously, commercial and residential mortgage loans are evaluated individually if the asset does not continue to share similar risk characteristics of a pool. When we determine a commercial or residential mortgage loan is probable of foreclosure, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value of the collateral reduced by the cost to sell. For certain commercial mortgage loans where repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty, we elect to establish a valuation allowance equal to the difference between the carrying amount of the mortgage loan and the estimated value of the real estate collateral, which may be reduced by the cost to sell. Estimated value may also be based on either the present value of the expected future cash flows discounted at the asset's effective interest rate or the asset's observable market price. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on financing receivables deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance for loans is included in net realized capital gains (losses) on the consolidated statements of operations.

Our reinsurance recoverables and deposit receivable are pooled by reinsurer risk rating with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon industry historical loss experience and expected recovery timing as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for five years or less with immediate reversion to industry historical experience. A reinsurance recoverable or deposit receivable is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any reinsurance recoverable or deposit receivable based on past due payments and changes in reinsurer risk ratings. The change in the valuation allowance for reinsurance recoverables and deposit receivable is included in benefits, claims and settlement expenses on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

A rollforward of our valuation allowance was as follows:

	For the year ended December 31, 2023
	Commercial	Residential
	mortgage	mortgage	Reinsurance
	loans	loans	recoverables	Total
	(in millions)
Beginning balance	$75.5	$5.0	$2.7	$83.2
Provision	50.6	—	0.5	51.1
Charge-offs	—	(0.4)	—	(0.4)
Recoveries	—	1.5	—	1.5
Ending balance	$126.1	$6.1	$3.2	$135.4

	For the year ended December 31, 2022
	Commercial	Residential
	mortgage	mortgage	Reinsurance
	loans	loans	recoverables	Total
	(in millions)
Beginning balance	$42.0	$1.7	$2.7	$46.4
Provision	33.5	1.2	—	34.7
Charge-offs	—	(0.2)	—	(0.2)
Recoveries	—	2.3	—	2.3
Ending balance	$75.5	$5.0	$2.7	$83.2

	For the year ended December 31, 2021
	Commercial	Residential
	mortgage	mortgage	Reinsurance
	loans	loans	recoverables	Total
	(in millions)
Beginning balance	$40.5	$5.7	$2.7	$48.9
Provision (1)	1.5	(7.2)	—	(5.7)
Charge-offs	—	(0.5)	—	(0.5)
Recoveries	—	3.7	—	3.7
Ending balance	$42.0	$1.7	$2.7	$46.4

(1)During the year ended December 31, 2021, certain valuation allowances for residential mortgage loans were released. This release was a result of further adjustments to our current and forecasted environmental factors management believed to be relevant as global economic activity improved from previously adverse impacts due to COVID-19.

For the years ended December 31, 2023, 2022 and 2021, no allowance was recorded for other loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Mortgage Loans

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased and sold were as follows:

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Commercial mortgage loans:
Purchased	$108.1	$261.3	$—
Residential mortgage loans:
Purchased (1)	505.6	1,805.2	2,272.4
Sold	99.3	512.8	—

(1) Includes mortgage loans purchased by residential mortgage loan VIEs.

Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2023		December 31, 2022
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$367.6	2.3%	$513.3	3.2%
Middle Atlantic	4,525.0	28.1	4,518.8	27.8
East North Central	584.5	3.6	653.9	4.0
West North Central	336.9	2.1	371.9	2.3
South Atlantic	2,768.8	17.2	2,565.5	15.8
East South Central	430.3	2.7	340.6	2.1
West South Central	1,272.0	7.9	1,208.8	7.4
Mountain	825.9	5.1	940.9	5.8
Pacific	4,989.2	31.0	5,129.7	31.6
Total	$16,100.2	100.0%	$16,243.4	100.0%

Property type distribution
Office	$3,651.5	22.7%	$4,331.8	26.7%
Retail	1,457.4	9.1	1,502.5	9.2
Industrial	3,526.7	21.9	3,246.4	20.0
Apartments	7,148.5	44.4	6,848.3	42.2
Hotel	68.6	0.4	72.5	0.4
Mixed use/other	247.5	1.5	241.9	1.5
Total	$16,100.2	100.0%	$16,243.4	100.0%

Mortgage Loan Modifications
Our commercial and residential mortgage loan portfolios include loans that have been modified. We assess loan modifications that are related to our borrowers experiencing financial difficulty in the form of principal forgiveness, an interest rate reduction, an other-than-insignificant payment delay, or a term extension (or a combination thereof). Generally, an assessment of whether a borrower is experiencing financial difficulty is made on the date of the modification.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The financing receivables valuation allowance utilizes an estimate of lifetime expected credit losses and it is recorded on each loan upon origination or acquisition. The starting point for the estimate of the valuation allowance is historical loss information, which includes losses from modification of receivables to borrowers experiencing financial difficulty. Because the effect of most modifications made to borrowers experiencing financial difficulty is already included in the valuation allowance because of the measurement methodologies used to estimate the allowance, a change to the valuation allowance is generally not recorded upon modification.

Occasionally, a modification of a loan from a borrower experiencing financial difficulty is in the form of principal forgiveness. When principal forgiveness is provided as a modification, the amount of the principal forgiven is deemed uncollectible. Therefore, that portion of the loan is written off, which results in a reduction of the amortized cost and a corresponding adjustment to the valuation allowance.

In some cases, we modify a loan by providing multiple types of concessions. Typically, one type of concession, such as a term extension, is granted initially. If the borrower continues to experience financial difficulty, another concession, such as principal forgiveness may be granted.

We did not have any significant mortgage loans that were modified for the year ended December 31, 2023.

Troubled Debt Restructuring

Prior to the implementation of authoritative guidance in 2023, we assessed loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. When we had commercial mortgage loan TDRs, they were modified to delay or reduce principal payments and to reduce or delay interest payments. The commercial mortgage loan modifications result in delayed cash receipts, a decrease in interest income and loan rates that were considered below market. When we had residential mortgage loan TDRs, they included modifications of interest-only payment periods, delays in principal balloon payments and interest rate reductions. Residential mortgage loan modifications resulted in delayed or decreased cash receipts and a decrease in interest income.

When we had commercial mortgage loan TDRs, they were reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

When we had residential mortgage loan TDRs, they were specifically reserved for in the mortgage loan valuation allowance if losses resulted from the modification. Residential mortgage loans that had defaulted or had been discharged through bankruptcy were reduced to the expected collectible amount.

The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the periods indicated.

	For the year ended December 31, 2022
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Commercial mortgage loans	1	$35.5	—	$—
Total	1	$35.5	—	$—

We did not have any significant loans that were modified and met the criteria of a TDR for the year ended December 31, 2021.

Real Estate

    Depreciation expense on invested real estate was $69.8 million, $66.1 million and $67.4 million in 2023, 2022 and 2021, respectively. Accumulated depreciation was $749.6 million and $708.5 million as of December 31, 2023 and 2022, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Other Investments

    Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2023	2022
		(in millions)
Total assets		$119,329.9	$128,765.7
Total liabilities		16,131.8	12,335.4
Total equity		$103,198.1	$116,430.3
Net investment in unconsolidated entities		$1,869.9	$1,275.5

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Total revenues	$2,555.9	$36,915.1	$17,674.2
Net income	(3,110.6)	33,194.6	14,083.1
Our share of net income of unconsolidated entities	151.0	119.5	229.6

In addition, other investments include other loans. See the captions “Financing Receivables” and “Financing Receivables Valuation Allowance” for further details related to our valuation of other loans.

Furthermore, other investments include $1,186.3 million and $1,115.6 million of cash surrender value of company owned life insurance as of December 31, 2023 and 2022, respectively.

Derivative assets are carried at fair value and reported as a component of other investments. See Note 6, Derivative Financial Instruments, for further details.

Securities Posted as Collateral

    As of December 31, 2023 and 2022, we posted $6,616.8 million and $6,411.0 million, respectively, in commercial mortgage loans and residential first lien mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2023 and 2022, we posted $4,129.6 million and $3,567.6 million, respectively, in fixed maturities, available-for-sale and trading securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans, fixed maturities, available-for-sale and fixed maturities, trading, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2023 and 2022, $509.8 million and $503.8 million, respectively, could be sold or repledged by the secured party.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2023
Derivative assets	$253.0	$(166.0)	$(81.0)	$6.0
Reverse repurchase agreements	122.7	—	(122.7)	—
Total	$375.7	$(166.0)	$(203.7)	$6.0
December 31, 2022
Derivative assets	$256.6	$(133.5)	$(120.8)	$2.3
Reverse repurchase agreements	112.9	—	(112.9)	—
Total	$369.5	$(133.5)	$(233.7)	$2.3

(1)The gross amount of recognized derivative and reverse repurchase agreement assets are reported with other investments and cash and cash equivalents, respectively, on the consolidated statements of financial position. The gross amounts of derivative and reverse repurchase agreement assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.
(2)Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2023
Derivative liabilities	$473.4	$(166.0)	$(295.5)	$11.9
December 31, 2022
Derivative liabilities	$612.2	$(133.5)	$(467.2)	$11.5

(1)    The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes derivative liabilities, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.
(2)    Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase agreements as of December 31, 2023 and December 31, 2022.

6. Derivative Financial Instruments

    Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and/or floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) MRB. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product. Additionally, we utilize interest rate swaps to replicate the returns of floating rate assets.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate options to manage prepayment risks in our assets and minimum guaranteed interest rates and lapse risks in our liabilities.

A swaption is an option to enter into an interest rate swap at a future date. We have purchased swaptions to hedge interest rate exposure for certain assets and liabilities. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

In exchange-traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. We use exchange-traded interest rate futures to hedge against changes in value of the GMWB MRB.

Interest rate forwards, including to be announced (“TBA”) forwards, bond forwards and treasury forwards are contracts to take delivery of a fixed income security at a specified price at a future date. TBA forwards deliver government guaranteed mortgage-backed securities. Bond forwards and treasury forwards deliver corporate or municipal and U.S. Treasury bonds, respectively. At inception of the TBA and treasury forward contracts, we do not intend to take physical delivery. We intend to take delivery of the bond forwards referencing corporate or municipal bonds. We have used TBA forwards to gain exposure to the investment risk and return of agency mortgage-backed security pools in order to reduce asset and liability duration mismatch. Treasury forwards are used to hedge against changes in the value of the GMWB MRB. Bond forwards are used to gain leverage through synthetic exposure during the forward period and fix the purchase price of a bond at a specified date in future.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements issued to nonqualified institutional investors in the international market and foreign currency-denominated fixed maturity securities we invest in. We use various derivatives to manage our exposure to fluctuations in foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Currency forwards are contracts in which we agree with other parties to deliver or receive a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. We use currency forwards to hedge certain foreign-denominated real estate funds.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the return or interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.
We purchase equity call spreads (“option collars”) to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index.

We use equity put options to hedge against changes in the value of the GMWB MRB related to the GMWB rider on our variable annuity product. We also use equity options to hedge returns credited to policyholder accounts related to our RILA product. The premium associated with certain options is paid quarterly over the life of the option contract.

We use exchange-traded equity futures to hedge against changes in the value of the GMWB MRB, returns credited to policyholder accounts related to our RILA product and the economic exposure to certain fund closures in process.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We offer group annuity contracts that have guaranteed separate accounts as an investment option. We have fixed deferred annuities, RILAs and universal life products that credit interest based on changes in an external equity index.

We have a funds withheld payable associated with our coinsurance with funds withheld agreements. The funds withheld payable has an embedded total return swap as the total return of the funds withheld assets are transferred to the reinsurers, which is not based on our own creditworthiness.

Exposure

    Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

    Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts of bilateral OTC derivatives for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements. OTC cleared derivatives have variation margin that is legally characterized as settlement of the derivative exposure, which reduces their fair value in the consolidated statements of financial position.

We posted $536.9 million and $730.6 million in cash and securities under collateral arrangements as of December 31, 2023 and December 31, 2022, respectively, to satisfy collateral and initial margin requirements associated with our derivative credit support agreements and FCM agreements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2023 and December 31, 2022, was $474.2 million and $613.0 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral provisions, we posted collateral and initial margin of $536.9 million and $730.6 million as of December 31, 2023 and December 31, 2022, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2023, we would be required to post up to an additional $93.0 million of collateral to our counterparties.

As of December 31, 2023 and December 31, 2022, we had received $97.0 million and $142.6 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

	December 31, 2023	December 31, 2022
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$57,766.6	$52,249.9
Interest rate options	4,498.4	4,418.9
Interest rate forwards	1,990.8	2,527.5
Interest rate futures	1,174.5	877.5
Foreign exchange contracts:
Currency swaps	1,888.5	1,389.8
Currency forwards	54.2	32.0
Equity contracts:
Equity options	2,331.3	2,049.3
Equity futures	559.6	574.1
Credit contracts:
Credit default swaps	305.0	400.0
Other contracts:
Embedded derivatives	26,454.2	23,209.3
Total notional amounts at end of period	$97,023.1	$87,728.3

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$42.9	$64.2
Interest rate options	37.0	41.7
Interest rate forwards	4.2	0.1
Foreign exchange contracts:
Currency swaps	89.8	139.2
Currency forwards	0.7	0.9
Equity contracts:
Equity options	83.8	16.5
Credit contracts:
Credit default swaps	4.7	3.6
Total gross credit exposure	263.1	266.2
Less: collateral received	107.1	158.8
Net credit exposure	$156.0	$107.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$9.0	$20.0	$72.6	$105.1
Foreign exchange contracts	84.6	134.6	38.9	19.3
Total derivatives designated as hedging
instruments	$93.6	$154.6	$111.5	$124.4

Derivatives not designated as hedging
instruments
Interest rate contracts	$70.3	$81.1	$284.3	$439.9
Foreign exchange contracts	0.7	0.9	2.3	0.3
Equity contracts	83.8	16.5	74.2	45.6
Credit contracts	4.6	3.5	1.1	2.0
Other contracts	—	—	(2,210.6)	(3,606.5)
Total derivatives not designated as hedging
instruments	159.4	102.0	(1,848.7)	(3,118.7)

Total derivative instruments	$253.0	$256.6	$(1,737.2)	$(2,994.3)

(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivatives with a net liability fair value of $115.5 million and $46.3 million as of December 31, 2023 and 2022, respectively, are reported with contractholder funds on the consolidated statements of financial position. Embedded derivatives with a net (asset) liability fair value of $(2,326.1) million and $(3,652.8) million as of December 31, 2023 and 2022, respectively, are reported with funds withheld payable on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. Our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). These instruments are either referenced in an OTC credit derivative transaction or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also may have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2023 and 2022, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2023
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$40.0	$0.3	$40.0	1.5
BBB	140.0	3.8	140.0	3.0
BB	20.0	0.2	20.0	3.5
Sovereign
A	20.0	0.2	20.0	1.5
Total credit default swap protection sold	$220.0	$4.5	$220.0	2.7

	December 31, 2022
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$40.0	$0.4	$40.0	2.5
BBB	190.0	2.2	190.0	3.1
BB	20.0	(0.2)	20.0	4.5
Sovereign
A	20.0	0.2	20.0	2.5
Total credit default swap protection sold	$270.0	$2.6	$270.0	3.1

Fair Value and Cash Flow Hedges

Fair Value Hedges

    We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and also use them to align the interest rate characteristics of certain liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

    We enter into currency exchange swap agreements to convert certain foreign denominated assets into U.S. dollar denominated instruments to hedge the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations. The currency related impacts of currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to net realized capital gains or losses of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The following amounts were recorded on the consolidated statements of financial position related to cumulative basis adjustments for fair value hedges. The amortized cost includes the amortized cost basis and the fair value hedging basis adjustment.

			Cumulative amount of fair
			value hedging basis adjustment
Line item in the consolidated statements			increase/(decrease) included in the
of financial position in which the	Carrying amount of hedged item		carrying amount of the hedged item
hedged item is included	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
	(in millions)
Fixed maturities, available-for-sale (1):
Active hedging relationships	$3,510.1	$3,498.6	$(87.0)	$(153.4)
Discontinued hedging relationships	304.7	48.8	(5.2)	1.3
Total fixed maturities, available-for-sale in
active or discontinued hedging relationships	$3,814.8	$3,547.4	$(92.2)	$(152.1)

Investment contracts:
Active hedging relationships	$300.5	$—	$0.4	$—
Total investment contracts in active or
discontinued hedging relationships	$300.5	$—	$0.4	$—

(1)These amounts include the amortized cost basis of closed portfolios used to designate portfolio layer hedging relationships in which the hedged layer amount is expected to remain at the end of the hedging relationship. As of December 31, 2023 and December 31, 2022, the amortized cost basis of the closed portfolios used in these hedging relationships was $3,178.5 million and $3,256.9 million, respectively, the cumulative basis adjustments associated with these hedging relationships was $(62.2) million and $(102.4) million, respectively, and the amount of the designated hedged items were $1,395.0 million and $1,110.0 million, respectively.

For the years ended December 31, 2023, 2022 and 2021, $(1.8) million, $0.0 million and $0.0 million, respectively, of the derivative instruments’ gain (loss) was excluded from the assessment of hedge effectiveness.

Cash Flow Hedges

    We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities.

    We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

We use bond forwards and have used floating-to-fixed rate interest rate swaps to hedge forecasted transactions.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

    The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 6.4 years. As of December 31, 2023, we had $30.4 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of financial position.

		Amount of gain (loss) recognized in AOCI on derivatives
Derivatives in cash flow		for the year ended December 31,
hedging relationships	Related hedged item	2023	2022	2021
		(in millions)
Interest rate contracts	Fixed maturities, available-for-sale	$30.4	$(102.1)	$—
Interest rate contracts	Investment contracts	(11.0)	15.9	4.1
Foreign exchange contracts	Fixed maturities, available-for-sale	(64.0)	84.2	53.4
Total		$(44.6)	$(2.0)	$57.5

We expect to reclassify net gains of $24.5 million from AOCI into net income in the next twelve months, which includes both net deferred gains on discontinued hedges and net gains on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations

The following tables show the effect of derivatives in fair value and cash flow hedging relationships and the related hedged items on the consolidated statements of operations.

	For the year ended December 31, 2023
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,285.5	$(154.7)	$7,226.2

Gains (losses) on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$45.3	$—	$0.4
Loss recognized on derivatives	(43.9)	—	(2.1)
Amortization of hedged item basis adjustments	(0.2)	—	—
Amounts related to periodic settlements on derivatives	60.5	—	(2.6)

Foreign exchange contracts:
Gain recognized on hedged item	—	3.7	—
Loss recognized on derivatives	—	(3.7)	—
Amounts related to periodic settlements on derivatives	0.6	—	—
Total gain (loss) recognized for fair value hedging relationships	$62.3	$—	$(4.3)

Gains on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$4.1	$—	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	1.9	—
Amounts related to periodic settlements on derivatives	—	—	14.2

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	1.5	—
Amounts related to periodic settlements on derivatives	21.4	—	—
Total gain recognized for cash flow hedging relationships	$25.5	$3.4	$14.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

	For the year ended December 31, 2022
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$2,852.4	$83.3	$5,882.7

Gains on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$(154.4)	$—	$—
Gain recognized on derivatives	151.6	—	—
Amortization of hedged item basis adjustments	(1.3)	—	—
Amounts related to periodic settlements on derivatives	5.2	—	—
Total gain recognized for fair value hedging relationships	$1.1	$—	$—

Gains on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$9.0	$—	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	18.5	—
Amounts related to periodic settlements on derivatives	—	—	3.7

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	0.6	—
Amounts related to periodic settlements on derivatives	14.5	—	—
Total gain recognized for cash flow hedging relationships	$23.5	$19.1	$3.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

	For the year ended December 31, 2021
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,633.7	$112.1	$6,617.5

Losses on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$(28.7)	$—	$—
Gain recognized on derivatives	28.6	—	—
Amortization of hedged item basis adjustments	(1.8)	—	—
Amounts related to periodic settlements on derivatives	(10.0)	—	—
Total loss recognized for fair value hedging relationships	$(11.9)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$15.4	$—	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	1.0	—
Amounts related to periodic settlements on derivatives	—	—	(0.4)

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	9.2	—
Amounts related to periodic settlements on derivatives	9.6	—	—
Total gain (loss) recognized for cash flow hedging relationships	$25.0	$10.2	$(0.5)

Derivatives Not Designated as Hedging Instruments

    Our use of futures, certain swaptions and swaps, option collars, options and forwards are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations. However, the change in fair value of the funds withheld embedded derivative is separately reported on the consolidated statements of operations. Additionally, mark-to-market gains and losses as well as periodic and final settlements for derivatives used to hedge market risk benefits are reported in market risk benefit (gain) loss on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2023	2022	2021
	(in millions)
Interest rate contracts	$(46.5)	$(317.7)	$(33.8)
Foreign exchange contracts	(2.8)	1.4	(4.7)
Equity contracts	(136.6)	20.7	(81.1)
Credit contracts	4.1	0.1	0.1
Other contracts (1)	(1,395.9)	3,682.2	0.1
Total	$(1,577.7)	$3,386.7	$(119.4)

(1)Includes the change in fair value of the funds withheld embedded derivative.

7. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for higher than expected earnings in the Closed Block that will need to be paid as dividends unless future performance of the Closed Block is less favorable than originally expected. A model of the Closed Block was established to produce the pattern of expected earnings, assets and liabilities in the Closed Block. These projections are utilized to determine ratios that will allow us to compare actual cumulative earnings to expected cumulative earnings and determine the amount of the PDO. As of both December 31, 2023 and 2022, the PDO was $0.0 million.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2023	December 31, 2022

	(in millions)
Closed Block liabilities
Future policy benefits and claims	$2,982.9	$3,128.1
Other policyholder funds	5.1	5.1
Policyholder dividends payable	157.2	168.2
Income taxes currently payable	4.0	—
Other liabilities	23.2	24.9
Total Closed Block liabilities	3,172.4	3,326.3

Assets designated to the Closed Block
Fixed maturities, available-for-sale	1,766.7	1,690.2
Fixed maturities, trading	2.0	2.0
Equity securities	0.9	0.8
Mortgage loans	469.5	544.9
Policy loans	379.9	407.4
Other investments	61.2	62.2
Total investments	2,680.2	2,707.5
Cash and cash equivalents	6.1	62.0
Accrued investment income	32.6	30.3
Reinsurance recoverable and deposit receivable	3.5	3.9
Premiums due and other receivables	3.4	4.1
Deferred tax asset	52.1	62.0
Other assets	5.3	0.1
Total assets designated to the Closed Block	2,783.2	2,869.9
Excess of Closed Block liabilities over assets designated to the Closed Block	389.2	456.4
Amounts included in accumulated other comprehensive income	(69.6)	(111.9)
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$319.6	$344.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

    Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Revenues
Premiums and other considerations	$166.1	$178.0	$196.1
Net investment income	127.3	129.1	137.6
Net realized capital losses	(10.0)	(21.2)	(4.6)
Total revenues	283.4	285.9	329.1

Expenses
Benefits, claims and settlement expenses	161.6	184.3	212.0
Dividends to policyholders	86.8	92.5	92.6
Operating expenses	2.6	2.2	2.3
Total expenses	251.0	279.0	306.9
Closed Block revenues, net of Closed Block expenses, before income
taxes	32.4	6.9	22.2
Income taxes	6.1	0.7	3.9
Closed Block revenues, net of Closed Block expenses and income taxes	26.3	6.2	18.3
Funding adjustments and other transfers	(1.4)	28.5	(4.0)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustments	$24.9	$34.7	$14.3

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Beginning of year	$344.5	$379.2	$393.5
End of year	319.6	344.5	379.2
Change in maximum future earnings	$(24.9)	$(34.7)	$(14.3)

    We charge the Closed Block with U.S. federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8. Deferred Acquisition Costs and Other Actuarial Balances

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contracts are capitalized in the period they are incurred. Maintenance costs and acquisition costs that are not deferrable are charged to operating expenses as incurred.

For our long-duration insurance products and certain investment contracts, DAC is amortized on a constant level basis over the expected life of the contracts using groupings and assumptions consistent with those used in computing policyholder liabilities. For each of our long-duration insurance products, we select an inforce measure as a basis for amortization that will result in a constant level amortization pattern for the expected life of the contract. If our actual contract terminations differ from our expectation, the amortization pattern is adjusted on a prospective basis.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Some of our life and disability products within the Benefits and Protection segment have renewal commissions resulting in new DAC capitalizations in the years following the initial capitalization. We also have life products that allow for underwritten death benefit increases and cost of living adjustments, resulting in an immaterial amount of new DAC capitalizations each year. The new capitalizations are added to the existing DAC balance when incurred and amortized over the remaining life of the business.

DAC on short-duration group benefits contracts is amortized over the estimated life of the underlying contracts.

We review and update actuarial experience assumptions (such as mortality, surrenders, lapse, and premium persistency) serving as inputs to the models that establish the expected life for DAC and other actuarial balances during the third quarter of each year, or more frequently if evidence suggests assumptions should be revised. We make model refinements as necessary, and any changes resulting from these assumption updates are applied prospectively.

DAC amortization expense of $388.7 million, $385.7 million and $372.2 million related to our long-duration and short-duration contracts was recorded in operating expenses on the consolidated statements of operations for the years ended December 31, 2023, 2022 and 2021, respectively.
The following tables summarize disaggregated DAC amounts and reconcile the totals to those reported in the consolidated statements of financial position.

	December 31, 2023	December 31, 2022
	(in millions)
Retirement and Income Solutions:
Workplace savings and retirement solutions	$506.4	$498.0
Individual variable annuities	279.5	278.0
Pension risk transfer	15.4	8.1
Individual fixed deferred annuities	106.1	131.0
Investment only	11.5	14.9
Total Retirement and Income Solutions	918.9	930.0
Benefits and Protection:
Specialty Benefits:
Individual disability	667.7	626.1
Life Insurance:
Universal life	1,545.3	1,569.7
Term life	678.8	685.7
Participating life	84.7	93.0
Total Benefits and Protection	2,976.5	2,974.5
Short-duration contracts	31.1	34.7
Total DAC per consolidated statements of financial position	$3,926.5	$3,939.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Retirement and Income Solutions

    The balances and changes in DAC were as follows:

	Workplace			Individual
	savings and	Individual	Pension	fixed
	retirement	variable	risk	deferred	Investment
	solutions	annuities	transfer	annuities	only

	(in millions)
Balances as of January 1, 2022	$489.0	$281.2	$2.7	$162.2	$18.1
Costs deferred	48.3	22.5	5.6	—	1.4
Amortized to expense	(39.3)	(25.7)	(0.2)	(31.2)	(4.6)
Balances as of December 31, 2022	498.0	278.0	8.1	131.0	14.9
Costs deferred	48.1	27.4	7.9	—	1.3
Amortized to expense	(39.7)	(25.9)	(0.6)	(24.9)	(4.7)
Balances as of December 31, 2023	$506.4	$279.5	$15.4	$106.1	$11.5

Benefits and Protection

    The balances and changes in DAC were as follows:

	Specialty Benefits	Life Insurance
	Individual
	disability	Universal life	Term life	Participating life

	(in millions)
Balances as of January 1, 2022	$580.7	$1,596.2	$678.9	$102.3
Costs deferred	87.6	70.6	66.7	1.4
Amortized to expense	(42.2)	(97.1)	(59.9)	(10.7)
Balances as of December 31, 2022	626.1	1,569.7	685.7	93.0
Costs deferred	86.7	70.7	55.0	1.4
Amortized to expense	(45.1)	(95.1)	(61.9)	(9.7)
Balances as of December 31, 2023	$667.7	$1,545.3	$678.8	$84.7

Unearned Revenue Liability
An unearned revenue liability is established when we collect fees or other policyholder assessments, inclusive of cost of insurance charges, administrative charges and other similar fees, for services to be provided in future periods. These unearned front-end fees are deferred and the amortization is recorded using an approach consistent with DAC.

The unearned revenue liability is included within other policyholder funds in the consolidated statements of financial position. The following table summarizes disaggregated unearned revenue liability amounts and reconciles the totals to those reported in the consolidated statements of financial position.

	December 31, 2023	December 31, 2022
	(in millions)
Benefits and Protection – Life Insurance:
Universal life	$485.5	$459.0
Total unearned revenue liability	$485.5	$459.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Benefits and Protection

The balances and changes in the unearned revenue liability for Life Insurance – Universal life contracts were as follows:

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022
	(in millions)
Balance at beginning of period	$459.0	$425.3
Deferrals	56.3	61.8
Revenue recognized	(29.8)	(28.1)
Balance at end of period	485.5	459.0
Reinsurance impact	(225.1)	(227.9)
Balance at end of period after reinsurance	$260.4	$231.1

9. Separate Account Balances
The separate accounts are legally segregated and are not subject to claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. Refer to Note 19, Fair Value Measurements, for further information on the valuation methodologies.

We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

The Retirement and Income Solutions segment offers variable annuity contracts that allow the policyholder to allocate deposits into various investment options in a separate account. The variable annuity contracts can also include GMWB riders and guaranteed minimum death benefit (“GMDB”) riders that are accounted for as MRBs. Retirement and Income Solutions also offers certain group annuity contracts that have separate accounts as an investment option.

The Benefits and Protection segment offers variable universal life products with separate account investment options.

Refer to Note 12, Market Risk Benefits, for further information on the MRBs associated with the contracts mentioned above.

As of December 31, 2023 and December 31, 2022, the separate accounts included a separate account valued at $88.2 million and $101.4 million, respectively, which primarily included shares of our stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under our 2001 demutualization. These shares are included in both basic and diluted earnings per share calculations. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Separate Account Assets

The aggregate fair value of assets, by major investment category, supporting separate accounts were as follows:

	December 31, 2023	December 31, 2022
	(in millions)
Fixed maturities:
U.S. government and agencies	$6,948.6	$7,065.0
Non-U.S. governments	1,258.6	1,338.4
States and political subdivisions	205.1	211.7
Corporate	6,102.9	5,689.8
Residential mortgage-backed pass-through securities	4,096.2	3,853.2
Commercial mortgage-backed securities	221.1	206.2
Other debt obligations	505.8	218.0
Total fixed maturities	19,338.3	18,582.3
Equity securities	98,884.9	87,052.5
Real estate	494.6	610.6
Other investments	8,997.9	9,761.9
Cash and cash equivalents	3,162.3	3,233.1
Other assets	763.7	1,039.2
Total separate account assets per consolidated statements of financial position	$131,641.7	$120,279.6

Separate Account Liabilities

The following tables summarize disaggregated separate account liability amounts and reconcile the totals to separate account liabilities reported in the consolidated statements of financial position.

	December 31, 2023	December 31, 2022
	(in millions)
Retirement and Income Solutions:
Group retirement contracts	$117,518.5	$107,240.1
Individual variable annuities	9,131.9	8,659.0
Total Retirement and Income Solutions	126,650.4	115,899.1
Benefits and Protection - Life Insurance:
Universal life	4,991.3	4,380.5
Total separate account liabilities per consolidated statements of financial position	$131,641.7	$120,279.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Retirement and Income Solutions

    The balances and the changes in separate account liabilities were as follows:

	For the year ended		For the year ended
	December 31, 2023		December 31, 2022
	Group	Individual	Group	Individual
	retirement	variable	retirement	variable
	contracts	annuities	contracts	annuities
	(in millions)
Balance at beginning of period	$107,240.1	$8,659.0	$131,188.6	$11,000.0
Premiums and deposits (1)	11,379.0	328.5	14,859.3	354.1
Policy charges	(366.0)	(204.5)	(383.7)	(211.1)
Surrenders, withdrawals and benefit payments (1)	(13,916.8)	(1,018.2)	(14,479.4)	(790.1)
Investment performance	15,820.7	1,315.1	(20,641.3)	(1,723.3)
Net transfers (to) from general account (1)	(2,461.1)	30.4	(2,571.7)	29.4
Other (2)	(177.4)	21.6	(731.7)	—
Balance at end of period	$117,518.5	$9,131.9	$107,240.1	$8,659.0

Cash surrender value (3)	$116,522.1	$9,011.5	$106,125.7	$8,538.7

(1)Within the policyholder account balances rollforwards in Note 10, Contractholder Funds, amounts in these lines for Individual variable annuities and Workplace savings and retirement solutions included in Group retirement contracts are reflected in net transfers from (to) separate account.
(2)Includes amounts to be settled between the separate account and general account due to the timing of trade settlements as of the reporting date.
(3)Cash surrender value represents the amount of the contractholders’ account balances distributable at the end of the reporting period less surrender charges.

Benefits and Protection

    The balances and the changes in separate account liabilities for Life Insurance – Universal life were as follows:

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022
	(in millions)
Balance at beginning of period	$4,380.5	$5,340.4
Premiums and deposits	232.8	276.3
Policy charges	(100.0)	(97.5)
Surrenders, withdrawals and benefit payments	(302.4)	(181.6)
Investment performance	773.6	(952.1)
Net transfers (to) from general account	6.8	(5.0)
Balance at end of period	$4,991.3	$4,380.5

Cash surrender value (1)	$5,062.4	$4,452.9

(1)Cash surrender value represents the amount of the contractholders’ account balances distributable at the end of the reporting period less surrender charges. Certain products include surrender value enhancement riders that result in cash surrender values greater than account balances.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

10. Contractholder Funds

    Contractholder funds include policyholder account balances related to contracts with significant insurance risk and investment contracts.

The following tables summarize disaggregated policyholder account balance amounts and reconcile the totals to contractholder funds reported in the consolidated statements of financial position.

	December 31, 2023	December 31, 2022
	(in millions)
Retirement and Income Solutions:
Workplace savings and retirement solutions	$12,721.5	$12,154.7
Individual variable annuities	514.2	381.4
Individual fixed deferred annuities	5,538.3	7,228.3
Total Retirement and Income Solutions	18,774.0	19,764.4
Benefits and Protection – Life Insurance:
Universal life	6,910.4	6,947.9
Total policyholder account balances for contracts with significant
insurance risk or investment contracts with significant fee revenue	25,684.4	26,712.3

Reconciling items:
Investment contracts without significant fee revenue (1)	15,624.3	15,585.2
Embedded derivatives (2)	115.5	46.4
Other balances (3)	(61.3)	(26.6)
Total contractholder funds per consolidated statements of financial
position	$41,362.9	$42,317.3

(1)Includes GICs, funding agreements and individual fixed income annuities. These contracts are not included within the disaggregated rollforward or guaranteed minimum interest rate (“GMIR”) disclosures below.
(2)Refer to Note 19, Fair Value Measurements, for details on the changes in Level 3 fair value measurements of embedded derivatives.
(3)Includes amounts that are not accrued to the benefit of the contractholder and, therefore, are not included within the disaggregated rollforward or GMIR disclosures below.

GICs and Funding Agreements

Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Funding agreements include those issued directly to nonqualified institutional investors and those issued to the
FHLB Des Moines under their membership funding programs. As of December 31, 2023 and 2022, $3,981.8 million and $4,275.5 million, respectively, of liabilities were outstanding with respect to issuances under the program with FHLB Des Moines. In addition, we have five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2023 and 2022, $75.9 million and $75.6 million, respectively, of liabilities were outstanding with respect to the issuance outstanding under this program.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of both December 31, 2023 and 2022, $201.9 million of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion. In November 2017, this program was amended to authorize issuance of up to an additional $4.0 billion. In February 2021, this program was amended to authorize issuance of up to an additional $4.0 billion. In November 2023, this program was amended to authorize issuance of up to an additional $4.0 billion. As of December 31, 2023 and 2022, $8,072.6 million and $7,765.7 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the United States Securities and Exchange Commission (“SEC”).

Policyholder Account Balances

Retirement and Income Solutions

    The changes in policyholder account balances were as follows:

	For the year ended December 31, 2023			For the year ended December 31, 2022
	Workplace			Workplace
	savings and	Individual	Individual	savings and	Individual	Individual
	retirement	variable	fixed deferred	retirement	variable	fixed deferred
	solutions	annuities	annuities (1)	solutions	annuities	annuities (1)
	($ in millions)
Balance at beginning of
period	$12,154.7	$381.4	$7,228.3	$10,996.2	$380.9	$9,646.3
Premiums and deposits	4,441.7	586.7	36.8	3,719.5	426.5	35.9
Policy charges	(31.6)	—	—	(28.5)	—	—
Surrenders, withdrawals
and benefit payments	(4,356.6)	(1,123.0)	(1,888.4)	(2,866.7)	(843.2)	(2,655.6)
Net transfers from
(to) separate
account (2)	264.8	659.3	—	164.6	406.6	—
Interest credited	280.2	9.8	161.6	194.3	10.6	201.7
Other	(31.7)	—	—	(24.7)	—	—
Balance at end of period	$12,721.5	$514.2	$5,538.3	$12,154.7	$381.4	$7,228.3

Weighted-average
crediting rate (3)	2.54%	3.22%	2.84%	1.94%	2.79%	2.63%
Cash surrender value (4)	$11,211.9	$512.6	$5,434.4	$10,341.7	$378.6	$7,081.4
(1)We use the deposit method of accounting for the reinsurance of this exited business.
(2)Within the separate account liabilities rollforwards in Note 9, Separate Account Balances, these transfers for Individual variable annuities and Workplace savings and retirement solutions included in Group retirement contracts are reflected in premiums and deposits; surrenders, withdrawals and benefit payments; and net transfers (to) from general account.
(3)The weighted-average crediting rate is the crediting rate as of the end of each reporting period weighted by account value.
(4)Cash surrender value represents the amount of the contractholders’ account balances distributable at the end of the reporting period less surrender charges.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The net amount at risk for policyholder account balances for Individual variable annuities is equal to the MRB net amount at risk, as reported in Note 12, Market Risk Benefits. Workplace savings and retirement solutions and Individual fixed deferred annuities do not have guarantees that provide for benefits in excess of the current policyholder account balances.

Benefits and Protection

    The changes in policyholder account balances for Life Insurance – Universal life were as follows:

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022
	($ in millions)
Balance at beginning of period	$6,947.9	$6,962.5
Premiums and deposits	1,260.5	1,267.2
Policy charges	(858.1)	(837.8)
Surrenders, withdrawals and benefit payments	(483.6)	(390.0)
Net transfers from (to) separate account	(197.7)	(301.5)
Interest credited	242.1	247.5
Other	(0.7)	—
Balance at end of period	6,910.4	6,947.9
Reinsurance impact	(3,396.8)	(3,528.9)
Balance at end of period after reinsurance	$3,513.6	$3,419.0

Weighted-average crediting rate (1)	4.01%	3.35%
Net amount at risk (2)	$86,671.0	$86,547.9
Cash surrender value (3)	$5,953.0	$5,911.5

(1)The weighted-average crediting rate is the crediting rate as of the end of each reporting period weighted by account value, including indexed credits.
(2)For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the death benefit in excess of the current account balance or the fixed death benefit at the consolidated statement of financial position date.
(3)Cash surrender value represents the amount of the contractholders’ account balances distributable at the end of the reporting period less surrender charges.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Guaranteed Minimum Interest Rate

    The account values, for contracts with significant insurance risk and investment contracts with significant fee revenue by range of GMIR and the related range of difference, in basis points, between rates credited to policyholders and the respective GMIR were as follows. The amounts are before reinsurance impacts of our exited U.S. retail fixed annuity and ULSG businesses.

	December 31, 2023
	Excess of crediting rates over GMIR
		Up to 0.50%	0.51% to 1.00%	1.01% to 2.00%	2.01% or more
	At GMIR	above GMIR	above GMIR	above GMIR	above GMIR	Total

	(in millions)
Retirement and Income Solutions
Workplace savings and retirement solutions
Up to 1.00%	$—	$3.3	$101.8	$1,006.0	$312.8	$1,423.9
1.01% - 2.00%	5,135.0	3.8	1,153.1	—	874.6	7,166.5
2.01% - 3.00%	357.1	0.1	0.8	59.1	1,701.2	2,118.3
3.01% - 4.00%	7.4	—	—	—	—	7.4
4.01% and above	16.9	—	—	—	—	16.9
Subtotal	5,516.4	7.2	1,255.7	1,065.1	2,888.6	10,733.0
No GMIR						1,988.5
Total						$12,721.5

Individual variable annuities
Up to 1.00%	$22.6	$—	$—	$—	$—	$22.6
1.01% - 2.00%	4.6	—	—	—	—	4.6
2.01% - 3.00%	273.5	—	—	—	—	273.5
3.01% - 4.00%	—	—	—	—	—	—
4.01% and above	—	—	—	—	—	—
Subtotal	300.7	—	—	—	—	300.7
No GMIR						213.5
Total						$514.2

Individual fixed deferred annuities
Up to 1.00%	$305.5	$115.4	$121.8	$449.4	$999.5	$1,991.6
1.01% - 2.00%	100.8	0.9	26.3	123.5	2.4	253.9
2.01% - 3.00%	2,897.7	—	—	—	—	2,897.7
3.01% - 4.00%	156.9	—	—	—	—	156.9
4.01% and above	—	—	—	—	—	—
Subtotal	3,460.9	116.3	148.1	572.9	1,001.9	5,300.1
No GMIR						238.2
Total						$5,538.3

Benefits and Protection – Life Insurance
Universal life
Up to 1.00%	$—	$—	$16.1	$1.0	$2.4	$19.5
1.01% - 2.00%	294.1	—	418.1	485.6	415.4	1,613.2
2.01% - 3.00%	729.7	677.2	836.3	350.6	3.0	2,596.8
3.01% - 4.00%	1,657.0	49.8	37.6	36.4	3.2	1,784.0
4.01% and above	40.5	3.9	8.3	1.5	—	54.2
Subtotal	2,721.3	730.9	1,316.4	875.1	424.0	6,067.7
No GMIR						842.7
Total						$6,910.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

	December 31, 2022
	Excess of crediting rates over GMIR
		Up to 0.50%	0.51% to 1.00%	1.01% to 2.00%	2.01% or more
	At GMIR	above GMIR	above GMIR	above GMIR	above GMIR	Total

	(in millions)
Retirement and Income Solutions
Workplace savings and retirement solutions
Up to 1.00%	$3.9	$24.8	$1,188.9	$307.8	$364.9	$1,890.3
1.01% - 2.00%	—	549.9	6,090.2	1,477.0	9.4	8,126.5
2.01% - 3.00%	15.1	0.1	—	0.1	—	15.3
3.01% - 4.00%	7.8	—	—	—	—	7.8
4.01% and above	18.8	—	—	—	—	18.8
Subtotal	45.6	574.8	7,279.1	1,784.9	374.3	10,058.7
No GMIR						2,096.0
Total						$12,154.7

Individual variable annuities
Up to 1.00%	$33.0	$—	$—	$—	$—	$33.0
1.01% - 2.00%	3.6	—	—	—	—	3.6
2.01% - 3.00%	331.8	—	—	—	—	331.8
3.01% - 4.00%	—	—	—	—	—	—
4.01% and above	—	—	—	—	—	—
Subtotal	368.4	—	—	—	—	368.4
No GMIR						13.0
Total						$381.4

Individual fixed deferred annuities
Up to 1.00%	$426.4	$161.7	$236.2	$879.2	$993.0	$2,696.5
1.01% - 2.00%	139.8	1.4	39.9	250.5	0.6	432.2
2.01% - 3.00%	3,617.1	—	—	—	—	3,617.1
3.01% - 4.00%	169.7	—	—	—	—	169.7
4.01% and above	—	—	—	—	—	—
Subtotal	4,353.0	163.1	276.1	1,129.7	993.6	6,915.5
No GMIR						312.8
Total						$7,228.3

Benefits and Protection – Life Insurance
Universal life
Up to 1.00%	$—	$8.4	$10.1	$—	$0.7	$19.2
1.01% - 2.00%	315.7	—	407.0	695.5	155.0	1,573.2
2.01% - 3.00%	865.9	951.2	903.5	59.9	0.4	2,780.9
3.01% - 4.00%	1,698.9	35.8	21.9	25.3	3.2	1,785.1
4.01% and above	40.6	10.1	3.4	1.6	—	55.7
Subtotal	2,921.1	1,005.5	1,345.9	782.3	159.3	6,214.1
No GMIR						733.8
Total						$6,947.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

11. Future Policy Benefits and Claims

Future policy benefits and claims include reserves for short-duration contracts and long-duration contracts as well as certain reinsurance balances, when in a liability position.

    The following tables summarize disaggregated amounts included in future policy benefit and claims and reconcile the totals to those reported in the consolidated statements of financial position.

	December 31, 2023	December 31, 2022
	(in millions)
Liability for future policy benefits by segment (1):
Retirement and Income Solutions:
Pension risk transfer	$23,855.8	$21,211.4
Individual fixed income annuities	4,914.1	5,019.4
Total Retirement and Income Solutions	28,769.9	26,230.8
Benefits and Protection:
Specialty Benefits:
Individual disability	1,898.4	1,698.8
Life Insurance:
Term life	1,085.9	909.0
Total Benefits and Protection	2,984.3	2,607.8
Corporate:
Long-term care insurance	166.7	183.5
Total liability for future policy benefits	31,920.9	29,022.1

Additional liability for certain benefit features by segment (2):
Benefits and Protection – Life Insurance:
Universal life	5,326.5	4,095.2
Total additional liability for certain benefit features	5,326.5	4,095.2

Reconciling items:
Participating contracts	3,060.5	3,207.2
Short-duration contracts	1,283.4	1,295.6
Cost of reinsurance liability	673.3	479.8
Reinsurance recoverable liability	45.2	39.4
Other (3)	178.2	140.1
Future policy benefits and claims per consolidated statements of financial
position	$42,488.0	$38,279.4

(1)Amounts include the deferred profit liability.
(2)Includes reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years.
(3)Includes other miscellaneous reserves and the impact of unrealized gains (losses) on the additional liability for certain benefit features.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Balance at beginning of year	$1,395.0	$1,370.9	$1,686.0
Less: reinsurance recoverable	68.6	68.7	436.9
Net balance at beginning of year	1,326.4	1,302.2	1,249.1
Incurred:
Current year	1,650.4	1,581.8	1,505.1
Prior years	(95.4)	(44.4)	(35.4)
Total incurred	1,555.0	1,537.4	1,469.7
Payments:
Current year	1,189.2	1,138.0	1,067.8
Prior years	354.1	375.2	348.8
Total payments	1,543.3	1,513.2	1,416.6
Net balance at end of year	1,338.1	1,326.4	1,302.2
Plus: reinsurance recoverable	67.8	68.6	68.7
Balance at end of year	$1,405.9	$1,395.0	$1,370.9

    Incurred liability adjustments relating to prior years, which affected current operations during 2023, 2022 and 2021, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision, critical illness, accident, PFML, hospital indemnity and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities. Premium deficiency reserves may be established for short-duration contracts to provide for expected future losses. The premium deficiency reserve calculation considers, among other factors, anticipated investment income.

We have defined claim frequency as follows for each short-duration product:

•LTD: Claim frequency is based on submitted reserve claim counts.
•Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.
•Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.
•STD, Critical Illness, Accident, Hospital Indemnity and PFML: Claim frequency is based on submitted claims.
•Group Life: Claim frequency is based on submitted life claims (lives, not coverages).

We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2023.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Claims Development

    The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023	2023	2023
	($ in millions)
Incurral
year
2014	$242.2	$231.4	$214.4	$218.1	$206.2	$201.9	$202.0	$199.3	$199.8	$200.7	$0.1	7,610
2015		231.0	227.2	217.2	215.3	208.2	210.0	211.8	210.5	208.3	0.1	7,184
2016			229.8	228.4	219.4	219.5	214.4	218.7	221.9	219.0	0.1	6,171
2017				238.4	239.7	243.1	245.8	245.2	246.5	248.9	0.1	6,091
2018					239.4	245.1	239.2	239.8	235.3	238.0	0.1	5,782
2019						255.2	248.4	240.4	240.2	238.6	0.1	5,961
2020							252.1	231.0	221.1	217.7	5.8	5,939
2021								259.7	244.5	221.6	8.5	5,571
2022									274.3	240.5	4.1	5,572
2023										267.4	111.8	3,353
Total net incurred claims										$2,300.7

	Net cumulative paid claims (1)
	December 31,
	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	(in millions)
Incurral
year
2014	$16.1	$66.0	$96.3	$111.8	$122.3	$132.4	$140.8	$147.2	$153.3	$158.5
2015		16.9	67.0	98.0	114.6	126.8	137.1	146.5	154.0	160.3
2016			16.2	70.6	105.6	124.9	136.8	147.2	157.1	165.3
2017				17.8	76.5	115.0	135.9	151.7	165.4	176.8
2018					20.1	79.9	115.7	135.7	150.3	163.3
2019						19.2	79.7	117.5	136.4	150.6
2020							20.6	78.8	113.1	130.0
2021								19.8	79.0	113.2
2022									19.6	76.6
2023										20.0
Total net paid claims										1,314.6
All outstanding liabilities for unpaid claims prior to 2014 net of reinsurance										251.8
Total outstanding liabilities for unpaid claims net of reinsurance										$1,237.9

(1) 2014-2022 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Dental, Vision, STD, Critical Illness, Accident, Hospital Indemnity and PFML Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2022	2023	2023	2023
	($ in millions)
Incurral year
2022	$924.4	$910.6	$—	4,317,802
2023		1,032.3	57.1	4,566,920
Total net incurred claims		$1,942.9

	Net cumulative
	paid claims (1)
	December 31,
	2022	2023
	(in millions)
Incurral year
2022	$845.5	$909.8
2023		954.0
Total net paid claims		1,863.8
All outstanding liabilities for unpaid claims prior to 2022 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$79.1

(1) 2022 unaudited.

Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2022	2023	2023	2023
	($ in millions)
Incurral year
2022	$279.3	$284.2	$1.1	6,168
2023		284.8	33.3	5,064
Total net incurred claims		$569.0

	Net cumulative
	paid claims (1)
	December 31,
	2022	2023
	(in millions)
Incurral year
2022	$218.3	$277.5
2023		215.1
Total net paid claims		492.6
All outstanding liabilities for unpaid claims prior to 2022 net of
reinsurance		8.1
Total outstanding liabilities for unpaid claims net of reinsurance		$84.5

(1) 2022 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Reconciliation of Unpaid Claims to Liability for Unpaid Claims

    Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2023
		Dental, Vision, STD,
		Critical Illness,
	LTD and Group	Accident, Hospital
	Life Waiver	Indemnity and PFML	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,237.9	$79.1	$84.5	$1,401.5

Reconciling items:
Reinsurance recoverable on unpaid claims	39.2	—	0.1	39.3
Impact of discounting	(215.0)	—	—	(215.0)
Loss adjustment expense liability	20.5	4.6	12.5	37.6
Liability for unpaid claims - short-duration
contracts	$1,082.6	$83.7	$97.1	1,263.4
Insurance contracts other than short-duration				142.5
Liability for unpaid claims				$1,405.9

Claim Duration and Payout

    Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2023 (1)
		Dental, Vision, STD,
		Critical Illness,
	LTD and Group Life	Accident, Hospital
Year	Waiver	Indemnity and PFML	Group Life
1	8.1%	92.1%	78.9%
2	25.0	7.9	18.8
3	15.4
4	8.2
5	5.8
6	5.2
7	4.5
8	3.5
9	3.0
10	2.6

(1) Unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Discounting

    The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

				Dental, Vision, STD,
				Critical Illness,
	LTD and Group			Accident, Hospital
	Life Waiver			Indemnity and PFML			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2023	$1,082.6			$83.7			$97.1
December 31, 2022	1,076.2			79.7			73.6
Range of discount rates
December 31, 2023	2.8	-	7.0%	—	-	—%	—	-	—%
December 31, 2022	2.8	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2023	$215			$—			$—
December 31, 2022	209.4			—			—
Interest accretion
For the year ended:
December 31, 2023	$34.7			$—			$—
December 31, 2022	33.0			—			—
December 31, 2021	33.8			—			—

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Long-Duration Contracts

Gross Premiums or Assessments and Interest Accretion

The amount of gross premiums or assessments and interest accretion recognized by segment in the consolidated statements of operations was as follows:

	Gross premiums or assessments (1)			Interest accretion (2)
	For the year ended			For the year ended
	December 31,			December 31,
	2023	2022	2021	2023	2022	2021
	(in millions)
Retirement and Income Solutions:
Pension risk transfer	$2,905.9	$1,941.0	$1,800.1	$1,008.6	$935.7	$916.7
Individual fixed income annuities	42.5	30.1	83.5	219.1	229.7	240.5
Total Retirement and Income Solutions	2,948.4	1,971.1	1,883.6	1,227.7	1,165.4	1,157.2
Benefits and Protection:
Specialty Benefits:
Individual disability	624.6	601.0	574.1	94.5	90.2	85.6
Life Insurance:
Universal life	681.8	577.7	621.0	209.2	171.2	158.3
Term life	649.1	630.5	619.4	48.2	43.9	43.2
Total Benefits and Protection	1,955.5	1,809.2	1,814.5	351.9	305.3	287.1
Corporate:
Long-term care insurance	5.1	5.2	5.2	9.6	9.8	9.5
Total per consolidated statements of operations	$4,909.0	$3,785.5	$3,703.3	$1,589.2	$1,480.5	$1,453.8

(1)Gross premiums are included within premiums and other considerations on the consolidated statements of operations. Assessments, which are only applicable to the Life Insurance – Universal life level of aggregation, are included within fees and other revenues on the consolidated statements of operations.
(2)Interest accretion is included within benefits, claims and settlement expenses on the consolidated statements of operations.

Liability for Future Policy Benefits

    The liability for future policy benefits (“LFPB”) for individual and group annuities is generally equal to the present value of expected future policy benefit payments. The reserves are computed using assumptions for mortality and interest. Mortality rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience. The LFPB for non-participating term life insurance, individual disability income contracts and individual and group long-term care contracts is generally equal to the present value of expected future policy benefit payments less the present value of expected net premiums. The reserves are computed using assumptions for mortality, interest, morbidity and lapse.

An interest accretion rate is determined for an identified cohort and remains unchanged after the issue year. For policies issued on or prior to December 31, 2020, the interest accretion rate is based on the assumed investment yield when the business was issued. For policies issued after December 31, 2020, the interest accretion rate is based on the upper-medium grade fixed-income instrument yields, which is generally equivalent to a single-A rated bond yield matched to the duration of our insurance liabilities, when the business was issued.

The LFPB is remeasured to reflect current upper-medium grade fixed-income instrument yields as of each reporting date. The liability is calculated by discounting cash flows using rate curves reflecting the currency and duration of the insurance liabilities. For discount rate tenors, or points on the curves, where the upper-medium grade fixed-income instrument yields are not liquid or limited observable market data is available, we use various estimation techniques consistent with fair value measurement guidance.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Further details regarding reference rates used are included under “Interest Accretion and Current Discount Rates.”

Retirement and Income Solutions

The balances and the changes in the present value for expected future policy benefits were as follows:

	For the year ended		For the year ended
	December 31, 2023		December 31, 2022
	Pension	Individual	Pension	Individual
	risk	fixed income	risk	fixed income
	transfer	annuities	transfer	annuities

	($ in millions)
Present value of expected future policy benefit payments
Balance at beginning of period	$21,211.4	$5,019.4	$25,365.8	$6,535.0
Effect of changes in discount rate assumptions at beginning of
period	1,799.6	439.0	(3,386.5)	(812.6)
Balance at beginning of period at original discount rate	23,011.0	5,458.4	21,979.3	5,722.4
Effect of changes in cash flow assumptions	(53.4)	(1.3)	(7.9)	(3.0)
Effect of actual variances from expected experience	(14.6)	(0.1)	(3.2)	—
Adjusted beginning of period balance at original discount rate	22,943.0	5,457.0	21,968.2	5,719.4
Interest accrual	1,008.6	219.1	935.7	229.7
Benefit payments	(1,981.4)	(507.3)	(1,841.7)	(520.4)
Issuances	2,921.7	42.0	1,948.8	29.7
Balance at end of period at original discount rate	24,891.9	5,210.8	23,011.0	5,458.4
Effect of changes in discount rate assumptions at end of period	(1,036.1)	(296.7)	(1,799.6)	(439.0)
Future policy benefits	23,855.8	4,914.1	21,211.4	5,019.4
Reinsurance impact	(3,540.8)	(4,869.1)	—	(5,002.7)
Future policy benefits after reinsurance	$20,315.0	$45.0	$21,211.4	$16.7

Weighted-average duration for future policy benefits (years) (1)	8.5	7.9	8.5	7.9

(1)Represents the average of the cohort-level duration of the benefit cash flows weighted by the reserve balance for each cohort.

Upper-medium grade fixed-income instrument yields decreased during the year ended December 31, 2023, resulting in an increase to the LFPB of $763.5 million for Pension risk transfer and $142.3 million for Individual fixed income annuities.

Upper-medium grade fixed-income instrument yields increased during the year ended December 31, 2022, resulting in a decrease to the LFPB of $5,186.1 million for Pension risk transfer and $1,251.6 million for Individual fixed income annuities.

See “Interest Accretion and Current Discount Rates” for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Benefits and Protection

The balances and the changes in the present value for expected net premiums and expected future policy benefits were as follows:

	For the year ended		For the year ended
	December 31, 2023		December 31, 2022
	Specialty	Life	Specialty	Life
	Benefits	Insurance	Benefits	Insurance
	Individual		Individual
	disability	Term life	disability	Term life

	($ in millions)
Present value of expected net premiums
Balance at beginning of period	$2,341.8	$3,423.2	$3,149.9	$4,193.7
Effect of changes in discount rate assumptions at beginning of
period	395.2	196.0	(198.9)	(690.1)
Balance at beginning of period at original discount rate	2,737.0	3,619.2	2,951.0	3,503.6
Effect of changes in cash flow assumptions	(37.6)	143.5	(413.1)	—
Effect of actual variances from expected experience	244.3	103.3	235.9	128.6
Adjusted beginning of period balance at original discount rate	2,943.7	3,866.0	2,773.8	3,632.2
Interest accrual	95.6	171.9	95.2	162.9
Net premiums collected	(273.4)	(359.8)	(276.5)	(346.6)
Issuances	100.1	215.7	144.5	170.7
Balance at end of period at original discount rate	2,866.0	3,893.8	2,737.0	3,619.2
Effect of changes in discount rate assumptions at end of period	(313.7)	(100.1)	(395.2)	(196.0)
Balance at end of period	$2,552.3	$3,793.7	$2,341.8	$3,423.2

Present value of expected future policy benefit payments
Balance at beginning of period	$4,040.6	$4,332.2	$5,648.3	$5,311.3
Effect of changes in discount rate assumptions at beginning of
period	1,021.4	251.6	(501.0)	(913.9)
Balance at beginning of period at original discount rate	5,062.0	4,583.8	5,147.3	4,397.4
Effect of changes in cash flow assumptions	(51.5)	181.8	(476.3)	—
Effect of actual variances from expected experience	260.8	116.8	240.0	139.0
Adjusted beginning of period balance at original discount rate	5,271.3	4,882.4	4,911.0	4,536.4
Interest accrual	190.1	220.1	185.4	206.8
Benefit payments	(210.0)	(330.4)	(183.7)	(340.6)
Issuances	102.8	232.0	149.3	181.2
Balance at end of period at original discount rate	5,354.2	5,004.1	5,062.0	4,583.8
Effect of changes in discount rate assumptions at end of period	(903.5)	(124.5)	(1,021.4)	(251.6)
Balance at end of period	$4,450.7	$4,879.6	$4,040.6	$4,332.2

Future policy benefits (1)	$1,898.4	$1,085.9	$1,698.8	$909.0
Reinsurance impact	(421.6)	(214.3)	(386.8)	25.6
Future policy benefits after reinsurance	$1,476.8	$871.6	$1,312.0	$934.6

Weighted-average duration for future policy benefits (years) (2)	18.4	9.4	18.5	9.6

(1)Represents the present value of expected future policy benefit payments less the present value of expected net premiums.
(2)Represents the average of the cohort-level duration of the benefits less the net premium cash flows weighted by the reserve balance for each cohort.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Upper-medium grade fixed-income instrument yields decreased during the year ended December 31, 2023, resulting in an increase to the LFPB of $36.4 million for Individual disability and $31.2 million for Term life.

Upper-medium grade fixed-income instrument yields increased during the year ended December 31, 2022, resulting in a decrease to the LFPB of $928.3 million for Individual disability and $279.4 million for Term life.

See “Interest Accretion and Current Discount Rates” for further details.

We updated our actuarial assumptions during the third quarter of 2023, resulting in a $13.9 million decrease in the LFPB and a $10.2 million increase to income before taxes, net of reinsurance, for Individual disability. This was primarily due to favorable updates to claim incidence rates. The updates also resulted in a $38.3 million increase in the LFPB and a $25.4 million decrease to income before taxes, net of reinsurance, for Term life. This was primarily due to unfavorable updates to mortality assumptions.

We updated our actuarial assumptions during the third quarter of 2022, resulting in a $63.2 million decrease in the LFPB and a $52.4 million increase to income before taxes, net of reinsurance, for Individual disability. This was primarily due to favorable updates to claim experience assumptions.

Additional Liability for Certain Benefit Features
The LFPB also includes an additional reserve on certain universal life contracts where benefit features result in gains in early years followed by losses in later years. The liability for these future losses is accrued in relation to estimated contract assessments. A premium deficiency exists if the net liabilities together with future premiums are determined to be insufficient to provide for expected future policy benefits. Premium deficiency testing considers, among other factors, anticipated investment income and does not include a provision for adverse deviation. We did not have a premium deficiency reserve as of December 31, 2023 or December 31, 2022.
The balances and the changes in the additional liability for certain benefits features for Life Insurance – Universal life contracts, excluding the impact of unrealized gains (losses), were as follows:

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022

	($ in millions)
Balance at beginning of period	$4,095.2	$3,814.2
Effect of changes in cash flow assumptions	725.4	(6.0)
Effect of actual variances from expected experience	45.2	54.9
Interest accrual	209.2	171.2
Net assessments collected	378.1	320.3
Benefit payments	(126.6)	(91.9)
Other (1)	—	(167.5)
Balance at end of period	5,326.5	4,095.2
Reinsurance impact	(5,306.2)	(4,091.4)
Balance at end of period after reinsurance	$20.3	$3.8

Weighted-average duration for additional liability (years) (2)	26.2	27.6

(1)Reflects the impact of re-cohorting in 2022 as a result of our decision to manage the ULSG business separately from our other UL business following the Strategic Review.
(2)Represents the average of the cohort-level duration of the benefits less the net assessment cash flows weighted by the reserve balance for each cohort.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

We updated our actuarial assumptions during the third quarter of 2023, resulting in a $725.4 million increase in the additional liability for certain benefit features primarily due to policyholder lapse behavior assumptions related to ULSG products, resulting in a $13.1 million decrease to income before taxes, net of reinsurance.

Corporate

The balances and the changes in the present value for expected net premiums and expected future policy benefits for long-term care insurance were as follows:

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022

	($ in millions)
Present value of expected net premiums
Balance at beginning of period	$64.6	$62.8
Effect of changes in discount rate assumptions at beginning of period	(3.6)	(14.0)
Balance at beginning of period at original discount rate	61.0	48.8
Effect of changes in cash flow assumptions	(13.3)	10.0
Effect of actual variances from expected experience	(5.7)	4.1
Adjusted beginning of period balance at original discount rate	42.0	62.9
Interest accrual	2.9	3.3
Net premiums collected	(5.1)	(5.2)
Balance at end of period at original discount rate	39.8	61.0
Effect of changes in discount rate assumptions at end of period	3.0	3.6
Balance at end of period	$42.8	$64.6

Present value of expected future policy benefit payments
Balance at beginning of period	$248.1	$297.5
Effect of changes in discount rate assumptions at beginning of period	(18.9)	(89.5)
Balance at beginning of period at original discount rate	229.2	208.0
Effect of changes in cash flow assumptions	(40.5)	17.2
Effect of actual variances from expected experience	2.5	3.7
Adjusted beginning of period balance at original discount rate	191.2	228.9
Interest accrual	12.5	13.1
Benefit payments	(14.2)	(12.8)
Balance at end of period at original discount rate	189.5	229.2
Effect of changes in discount rate assumptions at end of period	20.0	18.9
Balance at end of period	$209.5	$248.1

Future policy benefits (1)	$166.7	$183.5
Reinsurance impact	(166.7)	(183.5)
Future policy benefits after reinsurance	$—	$—

Weighted-average duration for future policy benefits (years) (2)	10.4	11.8

(1)Represents the present value of expected future policy benefit payments less the present value of expected net premiums.
(2)Represents the average of cohort-level duration of the benefits less the net premium cash flows weighted by the reserve balance for each cohort.

Upper-medium grade fixed-income instrument yields decreased during the year ended December 31, 2023, resulting in an increase to the LFPB of $1.7 million.

Upper-medium grade fixed-income instrument yields increased during the year ended December 31, 2022, resulting in a decrease to the LFPB of $60.2 million.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

See “Interest Accretion and Current Discount Rates” for further details.

Expected Future Gross Premiums and Benefit Payments

The amounts of expected undiscounted future benefit payments, expected undiscounted future gross premiums and expected discounted future gross premiums, utilizing the current upper-medium fixed-income instrument yield, were as follows:

	December 31, 2023	December 31, 2022
	(in millions)

Retirement and Income Solutions:
Pension risk transfer
Expected undiscounted future benefit payments	$36,325.5	$33,691.4

Individual fixed income annuities
Expected undiscounted future benefit payments	$7,292.0	$7,716.6

Benefits and Protection – Specialty Benefits:
Individual disability
Expected discounted future gross premiums	$5,456.4	$5,140.9
Expected undiscounted future gross premiums	$8,264.8	$7,978.7
Expected undiscounted future benefit payments	$8,981.2	$8,473.9

Benefits and Protection – Life Insurance:
Term life
Expected discounted future gross premiums	$6,385.1	$6,104.6
Expected undiscounted future gross premiums	$10,287.2	$10,146.3
Expected undiscounted future benefit payments	$7,832.3	$7,202.5

Corporate:
Long-term care insurance
Expected discounted future gross premiums	$42.8	$64.6
Expected undiscounted future gross premiums	$60.3	$96.5
Expected undiscounted future benefit payments	$371.0	$483.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Interest Accretion and Current Discount Rates

The interest accretion rate shown for each level of aggregation is an average of the cohort-level accretion rates weighted by the reserve balance for each cohort within that level of aggregation. The current discount rate is calculated at a cohort-level based on current upper-medium fixed-income instrument yields and weighted by the reserve balance for each cohort within each level of aggregation. The weighted-average rates were as follows:

	Interest accretion rate		Current discount rate
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Retirement and Income Solutions:
Pension risk transfer	4.52%	4.38%	4.99%	5.31%
Individual fixed income annuities	4.22%	4.22%	4.97%	5.30%
Benefits and Protection:
Specialty Benefits:
Individual disability	3.96%	4.03%	5.05%	5.36%
Life Insurance:
Universal life	4.75%	4.73%	See note (1)	See note (1)
Term life	4.83%	4.89%	4.90%	5.22%
Corporate:
Long-term care insurance	6.16%	6.16%	5.01%	5.34%

(1)The additional liability for certain benefit features for Life Insurance – Universal life is measured using the discount rate at contract inception. Therefore, the current discount rate is not applicable for this product.

12. Market Risk Benefits

    Contracts or contract features that provide protection to the policyholder from capital market risk, including equity, interest rate or foreign exchange risk, and expose us to other-than-nominal capital market risk are classified as MRBs. We issue certain annuity contracts and other investment contracts that include MRBs that have been bifurcated from the host contract. The Retirement and Income Solutions segment offers variable annuity products with GMWB riders and GMDB riders, including the GMDB for its RILA products that offer return of premium death benefits.

MRBs are measured at fair value at the contract level and can be in either an asset or liability position, depending on certain inputs at the reporting date. MRB assets and liabilities are presented separately within the consolidated statements of financial position. Increases to an asset or decreases to a liability are described as favorable changes to fair value.

Changes in fair value are reported in MRB remeasurement (gain) loss on the consolidated statements of operations. However, the change in fair value related to our own nonperformance risk is reported in OCI. For contracts that contain multiple MRB features, the MRBs are valued on a combined basis using an integrated model.

    MRBs are classified as Level 3 fair value measurements as the fair value is based on unobservable inputs. The key assumptions for calculating the fair value of the MRBs are market assumptions such as equity market returns, interest rate levels, market volatility and correlations and policyholder behavior assumptions such as lapse, mortality, utilization and withdrawal patterns. Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The MRBs are valued using stochastic models that incorporate a spread reflecting our own nonperformance risk.

The assumption for our own nonperformance risk for MRBs is based on the current market credit spreads for debt-like instruments we have issued and are available in the market. Increases (decreases) in our own nonperformance risk, which impacts the rates used to discount future cash flows, could lead to favorable (unfavorable) changes in the fair value of the MRBs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Long-term interest rates are used as the mean return when projecting the growth in the value of the associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. An increase (decrease) in risk-free rates could cause a favorable (unfavorable) change in the fair value of the MRBs. A decrease (increase) in market volatilities could cause a favorable (unfavorable) change in the fair value of the MRBs.

An increase (decrease) in mortality rates or the overall lapse rate assumptions could cause a favorable (unfavorable) change in the fair value of the MRBs. The lapse rate assumption may vary dynamically based on the relationship between the guarantee and associated account value. A weaker (stronger) dynamic lapse rate assumption could lead to favorable (unfavorable) changes in the fair value of the MRBs.
The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. A decrease (increase) in the number of contractholders taking withdrawals, contractholders taking withdrawals earlier versus later, or contractholders taking more versus less of their benefit could lead to favorable (unfavorable) changes in the fair value of the MRBs.

The following tables summarize disaggregated MRB amounts in an asset and liability position reported in the consolidated statements of financial position.

	December 31, 2023			December 31, 2022
			Net asset			Net asset
	Asset	Liability	(liability)	Asset	Liability	(liability)
	(in millions)
Retirement and Income Solutions:
Individual variable annuities	$153.4	$111.9	$41.5	$109.2	$181.4	$(72.2)
Total MRB per consolidated statements
of financial position	$153.4	$111.9	$41.5	$109.2	$181.4	$(72.2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Retirement and Income Solutions

    The net asset (liability) balances and the changes in the valuation of the MRBs for Individual variable annuities were as follows:

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022

	($ in millions)
Balance at beginning of period	$(72.2)	$(494.7)
Effect of changes in nonperformance risk at beginning of period	(31.7)	109.5
Adjusted balance at beginning of period	(103.9)	(385.2)
Effect of:
Interest accrual and expected policyholder behavior	(80.9)	(90.1)
Benefit payments	0.4	1.3
Changes in interest rates	39.9	539.1
Changes in equity markets	155.1	(112.4)
Changes in equity index volatility	47.9	(50.2)
Actual policyholder behavior different from expected behavior	(4.0)	1.5
Changes in future expected policyholder behavior	—	(6.1)
Changes in other future expected assumptions	(5.3)	(1.8)
Adjusted balance at end of period	49.2	(103.9)
Effect of changes in nonperformance risk at end of period	(7.7)	31.7
Balance at end of period	$41.5	$(72.2)

Weighted-average attained age of policyholders (years) (1)	67.7	67.4
Net amount at risk (2)	$111.2	$415.5

(1)The weighted-average attained age is calculated at the contract level using the total contributions since inception and the age of the contractholders.
(2)The net amount at risk for our GMDB riders is defined as the current GMDB amount in excess of the current account balance. The net amount at risk for our GMWB riders is defined as the greater of the present value of the GMWB payments less the current account balance or zero. For contracts with both GMDB and GMWB riders, the net amount at risk is the greater of the GMDB or GMWB net amount at risk. A decrease in the net amount at risk in 2023 as a result of increases in the equity markets was partially offset by an increase in the net amount at risk as a result of increases in interest rates. Decreases in the equity markets and increases in interest rates resulted in an increase in the net amount at risk in 2022.

Significant changes to inputs and assumptions that impacted the change in the MRB fair value measurement shown above were as follows:

	For the year ended		For the year ended
	December 31, 2023		December 31, 2022
		Change in net		Change in net
	Change in input	MRB asset (liability)	Change in input	MRB asset (liability)
Long-term interest rate	Increased	Favorable	Increased	Favorable
Equity markets	Increased	Favorable	Decreased	Unfavorable
Equity market volatilities	Decreased	Favorable	Increased	Unfavorable
Own nonperformance risk	Decreased	Unfavorable	Increased	Favorable

See “Unobservable Inputs for Fair Value Measurement” for additional details on the inputs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Unobservable Inputs for Fair Value Measurement

The following table provides quantitative information about the significant unobservable inputs used for fair value measurements of MRBs. The utilization rate and mortality rate inputs are omitted from the table as a range does not provide meaningful presentation. The utilization rate represents the number of contractholders taking withdrawals in addition to the amount and timing of the withdrawals. The mortality rate is an input based on an appropriate industry mortality table.

	December 31, 2023				December 31, 2022
				Weighted-				Weighted-
	Range of inputs			Average	Range of inputs			Average
Retirement and Income Solutions:
Individual variable annuities
Long-term interest rate (1)	4.00	-	4.20%	4.10%	3.97	-	4.12%	4.04%
Long-term equity market volatility	18.00	-	33.00%	22.00%	18.10	-	34.15%	22.07%
Nonperformance risk	0.80	-	1.60%	1.30%	0.90	-	1.96%	1.65%
Lapse rate	1.10	-	55.00%	5.90%	1.25	-	24.75%	5.76%

(1)Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. The rate curves are derived from an interpolation between various observable swap rates.

13. Reinsurance

We reinsure a portion of the insurance risks associated with our individual disability, traditional life, universal life, medical and long-term care insurance as well as pension risk transfer and retail fixed annuity contracts with significant life insurance risk through reinsurance agreements with affiliated and unaffiliated reinsurance companies, primarily on a quota share, excess loss, yearly renewable term or coinsurance basis. During the fourth quarter of 2023, we closed a coinsurance with funds withheld reinsurance transaction with PFS Bermuda in which we ceded certain of our term life and PRT blocks of business. We use the reinsurance method of accounting for this transaction. During the second quarter of 2022, we closed a coinsurance with funds withheld reinsurance transaction with Talcott Life & Annuity Re in which we ceded our in-force U.S. retail fixed annuity and ULSG blocks of business. The economics of the transaction were effective as of January 1, 2022. We use both the reinsurance and deposit methods of accounting for this transaction. For further information about this transaction, refer to Note 1, Nature of Operations and Significant Accounting Policies.

We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2023 and 2022, we had $18,346.0 million and $13,541.3 million of reinsurance recoverable assets, respectively, included in reinsurance recoverable and deposit receivable on the consolidated statements of financial position, which does not reflect potentially offsetting impacts of collateral. As of December 31, 2023 and 2022, we had $45.2 million and $39.4.0 million of reinsurance recoverable liabilities, respectively, included in future policy benefits and claims on the consolidated statements of financial condition. As of December 31, 2023 and 2022, $18,093.5 million, or 99%, and $12,953.1 million, or 98%, were with our five largest ceded reinsurers, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Premiums and other considerations:
Direct	$6,423.8	$5,216.5	$4,869.7
Assumed	517.0	503.5	494.3
Ceded	(544.1)	(455.7)	(650.0)
Net premiums and other considerations	$6,396.7	$5,264.3	$4,714.0

Benefits, claims and settlement expenses:
Direct	$8,022.0	$6,579.3	$6,460.7
Assumed	853.7	772.1	727.8
Ceded	(1,649.5)	(1,468.7)	(571.0)
Net benefits, claims and settlement expenses	$7,226.2	$5,882.7	$6,617.5

Liability for future policy benefits remeasurement (gain) loss:
Direct	$466.9	$(166.5)	$(12.4)
Assumed	269.6	(8.3)	10.9
Ceded	(789.0)	(85.0)	1.9
Net liability for future policy benefits remeasurement (gain) loss	$(52.5)	$(259.8)	$0.4

As of December 31, 2023 and 2022, we had a $6,078.7 million and $7,901.0 million reinsurance deposit receivable, respectively.

Refer to Note 5, Investments, for information on our financing receivables valuation allowance related to the reinsurance recoverable and deposit receivable.

Cost of Reinsurance

A reinsurance asset or liability is established to spread the expected net reinsurance costs or profits over the expected term of the contracts. The cost of reinsurance asset and liability are reported in premiums due and other receivables and liability for future policy benefits and claims, respectively, on the consolidated statements of financial position. The cost of reinsurance asset and liability included on the consolidated statements of financial position were as follows:

	December 31, 2023	December 31, 2022
	(in millions)
Cost of reinsurance asset	$3,529.7	$3,339.1

Cost of reinsurance liability	$673.3	$479.8

Cost of reinsurance amortization, including the impact of remeasurement, of $20.4 million, $19.3 million and $23.0 million for the years ended December 31, 2023, 2022 and 2021, respectively, was reported in benefits, claims and settlement expenses and liability for future policy benefits remeasurement (gain) loss on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Funds Withheld

The following assets were held in support of our reserves associated with our coinsurance with funds withheld agreement and are reported in the line items shown on the consolidated statements of financial position.

	December 31, 2023	December 31, 2022
	(in millions)
Fixed maturities, available-for-sale	$19,220.7	$15,693.5
Fixed maturities, trading	316.8	100.8
Equity securities	0.3	11.0
Mortgage loans	2,826.0	2,810.8
Other investments	621.4	179.8
Cash and cash equivalents	942.0	1,762.9
Accrued interest income	231.7	178.7
Net other liabilities	(201.9)	(33.6)
Net assets	$23,957.0	$20,703.9

Certain assets are reported at amortized cost while the fair value of those assets is reflected in the funds withheld payable. As of December 31, 2023 and 2022, we had a $23,744.9 million and $20,436.1 million funds withheld payable, which was net of a $2,326.1 million and $3,652.8 million embedded derivative asset, respectively. The change in fair value of the embedded derivative was a gain (loss) of $(1,326.7) million, $3,652.8 million and $0.0 million for the years ended December 31, 2023, 2022 and 2021, respectively.

While the economic benefits of the funds withheld assets flow to the reinsurers, we retain legal ownership of the assets within the funds withheld account. Guidelines are in place to ensure the investment risk is appropriately managed. Net investment income and net realized capital gains (losses) related to the assets on the consolidated statements of operations is reported net of the amounts that flow to the reinsurers. The realized gains and losses that do not flow to the reinsurers are reported in net realized capital gains (losses) on funds withheld assets on the consolidated statements of operations.

Following are the components of net investment income on the funds withheld assets that were passed to the reinsurers.

	For the year ended December 31,
	2023	2022
	(in millions)
Fixed maturities, available-for-sale	$906.9	$745.9
Fixed maturities, trading	11.9	2.0
Equity securities	0.2	0.6
Mortgage loans	125.2	98.4
Cash and cash equivalents	58.9	18.2
Other	64.0	4.8
Total	1,167.0	869.9
Investment expenses	24.7	20.5
Net investment income	$1,142.3	$849.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Following are the components of net realized capital gains (losses) on the funds withheld assets that were passed to the reinsurers.

	For the year ended December 31,
	2023	2022
	(in millions)
Fixed maturities, available-for-sale	$(230.9)	$(235.5)
Fixed maturities, trading	(0.1)	(6.4)
Equity securities	(1.2)	(2.4)
Mortgage loans	(34.1)	(24.8)
Derivatives	7.2	2.7
Other	—	3.3
Net realized capital losses	$(259.1)	$(263.1)

14. Debt

Short-Term Debt

The components of short-term debt were as follows:

			December 31, 2023
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PLIC	Credit facility	October 2027	$800.0	$—
Total			$800.0	$—

			December 31, 2022
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PLIC	Credit facility	October 2027	$800.0	$—
Total			$800.0	$—

    Our revolving credit facilities are committed and available for general corporate purposes. These credit facilities also provide 100% back-stop support for our commercial paper program, of which we had no outstanding balances as of both December 31, 2023 and 2022.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Long-Term Debt

    The components of long-term debt were as follows:

	December 31, 2023
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$3.1	$(0.1)	$3.0
Total long-term debt	$3.1	$(0.1)	$3.0

	December 31, 2022
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$67.1	$0.7	$67.8
Total long-term debt	$67.1	$0.7	$67.8

The non-recourse mortgages and notes payable are primarily financings for real estate developments. As of December 31, 2023, the development had an outstanding principal balance of $3.0 million with an interest rate of 4.0%. As of December 31, 2022, outstanding principal balances ranged from $3.0 million to $15.9 million per development with interest rates ranging from 3.5% to 4.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $321.7 million and $317.6 million as of December 31, 2023 and 2022, respectively.

As of December 31, 2023, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2024	$0.1
2025	0.1
2026	0.9
2027	0.9
2028	1.0
Thereafter	—
Total future maturities of long-term debt	$3.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

15. Income Taxes

Income Taxes (Benefits)

    Our income taxes (benefits) were as follows:

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Current income taxes (benefits):
U.S. federal	$45.8	$(142.9)	$96.8
State	19.1	21.7	11.4
Total current income taxes (benefits)	64.9	(121.2)	108.2
Deferred income taxes (benefits):
U.S. federal	(141.0)	1,231.7	87.9
State	(11.3)	(4.5)	0.5
Total deferred income taxes (benefits)	(152.3)	1,227.2	88.4
Income taxes (benefits)	$(87.4)	$1,106.0	$196.6

    Our income before income taxes was as follows:

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Domestic	$149.2	$5,785.5	$1,512.7
Total income before income taxes	$149.2	$5,785.5	$1,512.7

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2023	2022	2021
U.S. corporate income tax rate	21%	21%	21%
Dividends received deduction	(47)	(1)	(5)
Tax credits	(40)	(1)	(3)
Interest exclusion from taxable income	(15)	—	(1)
Impact of equity method presentation	(3)	—	—
Employee compensation	(2)	—	—
Other postretirement employee benefits redesignation	(2)	—	—
Low income housing tax credit amortization	24	—	—
State income taxes	4	—	—
Nondeductible expenses	2	—	—
Other	(1)	—	1
Effective income tax rate	(59)%	19%	13%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Unrecognized Tax Benefits

    Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Balance at beginning of period	$40.6	$43.9	$45.8
Additions based on tax positions related to the current year	0.3	—	1.3
Reductions for tax positions related to the current year	(3.2)	(3.3)	(3.2)
Balance at end of period (1)	$37.7	$40.6	$43.9

(1) Our 2023 effective income tax rate would not be impacted if unrecognized tax benefits were recognized. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.

As of December 31, 2023 and 2022, we had recognized $1.7 million and $1.4 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively. We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months considering recent settlements and the status of current and pending Internal Revenue Service (“IRS”) examinations.

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Our significant components of net deferred income taxes were as follows:

	December 31,
	2023	2022
	(in millions)
Deferred income tax assets:
Net unrealized losses on available-for-sale securities	$1,098.3	$1,611.9
Net operating and capital loss carryforwards	42.9	—
Tax credit carryforwards	64.2	65.8
Employee benefits	30.0	26.4
Intangible assets	42.2	17.6
Other deferred income tax assets	8.5	—
Gross deferred income tax assets	1,286.1	1,721.7
Valuation allowance	(12.0)	(12.3)
Total deferred income tax assets	1,274.1	1,709.4
Deferred income tax liabilities:
Deferred acquisition costs	(622.5)	(655.6)
Investments, including derivatives	(210.1)	(187.6)
Funds withheld embedded derivative	(488.5)	(767.1)
Real estate	(136.7)	(140.0)
Insurance liabilities	(1,165.6)	(1,011.9)
Gain on sale of discontinued operations (1)	(174.5)	(182.1)
Other deferred income tax liabilities	—	(51.1)
Total deferred income tax liabilities	(2,797.9)	(2,995.4)
Total net deferred income tax liabilities	$(1,523.8)	$(1,286.0)

(1)Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder’s equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2023	2022
	(in millions)
Deferred income tax assets:
State	$17.2	$10.9
Net deferred income tax assets	17.2	10.9
Deferred income tax liabilities:
U.S. federal	(1,541.0)	(1,296.9)
Net deferred income tax liabilities	(1,541.0)	(1,296.9)
Total net deferred income tax liabilities	$(1,523.8)	$(1,286.0)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax credit carryforwards available to offset future taxable income or income taxes. As of December 31, 2023 and 2022, we had tax credit carryforwards for U.S. federal income tax purposes of $64.2 million and $65.8 million, respectively. The federal tax credit carryforwards, if unused, will expire in 2042. As of December 31, 2023, these carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax asset.

As of December 31, 2023 and 2022, state net operating loss carryforwards were $178.5 million and $0.3 million, respectively, and will expire between 2032 and 2040. As of December 31, 2023, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets. As of December 31, 2023 and 2022, valuation allowances of $12.0 million and $12.3 million, respectively, had been recorded against the income tax benefits associated primarily with net unrealized capital losses on benefit plan trusts.

Effects of Tax Legislation

The Inflation Reduction Act of 2022 (“IRA 2022”) was enacted by the U.S. government on August 16, 2022. The IRA 2022 implements a new corporate alternative minimum tax (“CAMT”) effective January 1, 2023. We are an “Applicable Corporation,” which requires computation of the U.S. federal income tax liability under two systems, the U.S. regular corporate tax (“RCT”) and the CAMT. Although the CAMT may apply in any given year when tentative minimum tax (“TMT”) exceeds the RCT liability, as a “prepayment” the CAMT generates a corresponding alternative minimum tax credit (“AMTC”). The AMTC is accounted for as a deferred tax asset (“DTA”) with an indefinite carryover life recoverable in years when the RCT liability exceeds TMT. Our tax sharing agreement with PFG was amended in 2023 to allocate the CAMT exclusively to PFS.

The tax accounting consequences of a change in tax law is required to be recognized in the period legislation is enacted. Generally, a company is also required to consider the impact of new tax law on realizability of its DTAs, including determination of whether a change to its valuation allowance amounts is necessary. We made an accounting policy election to disregard our CAMT status when evaluating DTAs under the RCT system associated with the IRA 2022.

Other Tax Information

Income tax returns are filed in U.S. federal jurisdiction as well as various states where we and one or more of our subsidiaries conduct business. Although determined by jurisdiction, with few exceptions our tax uncertainties relate primarily to U.S. federal income tax matters. The IRS has completed examination of our consolidated U.S. federal income tax returns for years prior to 2013 and did not exam 2013 and 2014. IRS claims for refund for tax years 2004 through 2008, following settlement of a partnership matter with the Department of Justice in March 2019, were finalized in 2020 and have been received in full as of December 31, 2021. IRS claims for refund filed for tax years 2006 through 2008 were received in September 2020. In 2019, an IRS 30-day letter on examination of tax years 2009 through 2012 was received, the proposed adjustments found acceptable, and associated tax settlements subsequently occurred in 2020 prior to expiration of the extended statute of limitations. As of December 31, 2023 and 2022, we had $(141.0) million and $20.7 million, respectively, of current income tax receivables (payables) associated with outstanding audit issues.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The U.S. federal statute of limitations has expired for years prior to 2015. The IRS is currently auditing our U.S. federal income tax returns for tax years 2015-2018 and 2019-2022. The statutes remain open through normal statute extensions. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years depending on whether legal remedies are pursued. Consequently, we do not believe issues that might arise in tax years subsequent to 2014 will have a material impact on our net income.

16. Employee and Agent Benefits

PFG provides a U.S. qualified defined benefit pension plan, covering U.S. employees that meet certain eligibility requirements and certain agents contracted on or before December 31, 2018. A final average pay benefit formula has been in place for plan participants employed prior to January 1, 2002. For agents, this formula ended on December 31, 2018, and for employees the formula ended on December 31, 2022. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years prior to the earliest of termination, retirement or the formula end date. A cash balance benefit was added on January 1, 2002. A participant's cash balance account is credited with an amount based on the participant’s salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance benefit applies. For pre-2002 participants, the pension benefit earned prior to the final average pay formula end date is the greater of the final average pay benefit or the cash balance benefit earned before the end date. They will also earn a new cash balance benefit for service after the formula end date. We reflect pension expense through our expense allocation agreement with PFG.

In addition, PFG sponsors non-qualified defined benefit plans subject to Section 409A of the Internal Revenue Code. This plan is for certain highly compensated employees and agents to replace the benefit that cannot be provided by the qualified defined benefit pension plan due to IRS limits. These nonqualified plans generally parallel the qualified plan but offer different payment options. No agent will become a new participant in the nonqualified plan after December 31, 2018.

We provide certain health care, life insurance and long-term care benefits for retired employees, their beneficiaries and covered dependents ("other postretirement benefits"). While virtually all U.S. employees continue to have access to the postretirement health care and life insurance benefits, only those U.S. employees that were hired prior to January 1, 2002, and retired prior to January 1, 2011, (post-65 medical) or January 1, 2020, (life insurance and pre-65 medical) were eligible to receive subsidized benefits. All others pay the full cost of coverage. The long-term care plan was subsidized only for those who retired prior to January 1, 2000, and is no longer accessible. The subsidy level for all benefits varies by plan, age, service and retirement date. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. PFG is the sponsor of the post-65 retiree medical plan for both employees and individual field agents.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Obligations and Funded Status

    The combined funded status, reconciled to amounts recognized in the consolidated statements of financial position relating to the other postretirement employee benefits plans, was as follows:

	December 31,
	2023	2022
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(58.6)	$(79.2)
Interest cost	(2.8)	(1.9)
Actuarial gain (loss)	(3.0)	17.0
Participant contributions	(6.1)	(6.4)
Benefits paid	13.6	11.9
Benefit obligation at end of year	$(56.9)	$(58.6)

Change in plan assets
Fair value of plan assets at beginning of year	$70.4	$89.5
Actual return on plan assets	9.6	(15.0)
Employer contribution	1.5	1.4
Participant contributions	6.1	6.4
Benefits paid	(13.6)	(11.9)
Fair value of plan assets at end of year	$74.0	$70.4

Amount recognized in statement of financial position
Other assets	$17.1	$11.8
Total	$17.1	$11.8

Amount recognized in accumulated other comprehensive income
Total net actuarial gain	$(20.5)	$(18.1)
Pre-tax accumulated other comprehensive income	$(20.5)	$(18.1)

Other Postretirement Plan Changes and Plan Gains/Losses

For the year ended December 31, 2023, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rates and actual medical claims costs being higher than previously expected. For the year ended December 31, 2022, the other postretirement benefit plans had an actuarial gain primarily due to an increase in the discount rates and actual medical claims costs being lower than previously expected.

We did not have any other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Components of Other Postretirement Benefits Net Periodic Benefit Cost

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Interest cost	$2.8	$1.9	$1.8
Expected return on plan assets	(3.5)	(3.8)	(3.5)
Recognized net actuarial gain	(0.7)	(0.8)	(0.4)
Net periodic benefit income	$(1.4)	$(2.7)	$(2.1)

The components of net periodic benefit cost including the service cost component are included in operating expenses on the consolidated statements of operations.

For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

For the other postretirement benefit plans, amounts recognized in pre-tax accumulated other comprehensive (income) loss were as follows:

	For the year ended December 31,
	2023	2022
	(in millions)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$(3.1)	$1.8
Amortization of net gain	0.7	0.8
Total recognized in pre-tax accumulated other comprehensive (income) loss	$(2.4)	$2.6
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive income	$(3.8)	$(0.1)

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.

Assumptions

Weighted-average assumptions used for other postretirement benefit plans to determine benefit obligations as disclosed under the Obligations and Funded Status section

	December 31,
	2023	2022
Discount rate	4.80%	5.05%
Rate of compensation increase	N/A	N/A

Weighted average assumptions used for other postretirement benefit plans to determine net periodic benefit cost

	For the year ended December 31,
	2023	2022	2021
Discount rate	5.05%	2.55%	2.15%
Expected long-term return on plan assets	5.20%	4.25%	4.25%
Rate of compensation increase	N/A	N/A	N/A %

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 5.20% expected long-term return on plan assets for 2023 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans.

Assumed Health Care Cost Trend Rates Used to Determine Net Periodic Benefit Cost

	December 31,
	2023	2022
Health care cost trend rate assumed for next year under age 65	7.50%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate (under age 65)	2032	2031

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly.
•Level 3 – Fair values are based on significant unobservable inputs for the asset.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2023
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$1.1	$1.1	$—	$—
Fixed income security portfolios (1)	34.9	34.9	—	—
U.S. equity portfolios (2)	27.6	27.6	—	—
International equity portfolios (3)	10.4	10.4	—	—
Total	$74.0	$74.0	$—	$—

	December 31, 2022
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.5	$0.5	$—	$—
Fixed income security portfolios (1)	34.7	34.7	—	—
U.S. equity portfolios (2)	25.6	25.6	—	—
International equity portfolios (3)	9.6	9.6	—	—
Total	$70.4	$70.4	$—	$—

(1)The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.
(2)The portfolios invest primarily in publicly traded equity securities of large U.S. companies.
(3)The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

    We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:

•Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
•Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.
•Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.

    In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
Fixed income security portfolios	50%
U.S. equity portfolios	35%
International equity portfolios	15%

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service are:

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2024	$11.2
2025	10.2
2026	9.1
2027	8.0
2028	7.2
2029-2033	29.7

    The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2023.

17. Contingencies, Guarantees, Indemnifications and Leases

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe any such matter will have a material adverse effect on our business or financial position. To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith. The outcome of such matters is always uncertain and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate as of December 31, 2023.

Guarantees and Indemnifications

    In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. We also provided guarantees to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2023, was approximately $141.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions, financing and reinsurance transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2023 and 2022, the liability balance for guaranty fund assessments, which is not discounted, was $20.7 million and $20.6 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2023 and 2022, $9.9 million and $9.7 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Leases

    As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. We also lease buildings and hardware storage equipment under finance leases. Lease assets and liabilities are recognized at the commencement of a lease based on the present value of lease payments over the lease term. We generally use our incremental borrowing rate based on the information available at the lease commencement date to determine the present value of lease payments. Lease term may include options to extend or terminate the lease when it is reasonably certain we will exercise the option. Leases with an initial term of twelve months or less are not recorded on the consolidated statements of financial position. We recognize lease expense for leases on a straight-line basis over the lease term. Some of our lease agreements include payments for property taxes, insurance, utilities or common area maintenance, which are not based on an index or rate. These payments are recognized in net income in the period in which the obligation has occurred.

    We sublease certain office space to third parties, which are primarily operating leases. We record sublease income on a straight-line basis over the lease term.

    The lease assets and liabilities were as follows:

	December 31,
	2023	2022
	(in millions)
Assets
Operating lease assets (1)	$113.0	$116.9
Finance lease assets (1)	73.8	82.4
Total lease assets	$186.8	$199.3

Liabilities
Operating lease liabilities (2)	$104.5	$112.2
Finance lease liabilities (2)	74.8	83.0
Total lease liabilities	$179.3	$195.2

(1)Operating and finance lease assets are primarily reported within property and equipment on the consolidated statements of financial position.
(2)Operating and finance lease liabilities are reported within other liabilities on the consolidated statements of financial position.

The lease cost was as follows:

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Finance lease cost (1):
Amortization of right-of-use assets	$32.9	$34.0	$30.5
Interest on lease liabilities	1.9	1.2	1.0
Operating lease cost (1)	28.9	34.6	37.6
Other lease cost (1) (2)	6.6	9.5	7.3
Sublease income (3)	(0.3)	(1.5)	(1.7)
Total lease cost	$70.0	$77.8	$74.7

(1)Finance, operating and other lease costs are primarily included in operating expenses on the consolidated statements of operations.
(2)Other lease cost primarily reflects variable and short-term lease costs.
(3)Sublease income is included in fees and other revenues on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Payments for operating leases for the years ended December 31, 2023, 2022 and 2021, were $32.4 million, $32.0 million and $36.0 million, respectively. Payments for finance leases for the years ended December 31, 2023, 2022 and 2021, were $34.3 million, $35.1 million and $31.4 million, respectively. The following represents future payments due by period for lease obligations:

	Operating leases	Finance leases	Total
	(in millions)
For the twelve months ending December 31:
2024	$25.2	$31.1	$56.3
2025	22.1	23.4	45.5
2026	18.9	17.1	36.0
2027	15.2	7.5	22.7
2028	11.0	0.1	11.1
2029 and thereafter	25.9	—	25.9
Total lease payments	118.3	79.2	197.5
Less: interest	13.8	4.4	18.2
Present value of lease liabilities	$104.5	$74.8	$179.3

    The weighted-average remaining lease term and weighted-average discount rates were as follows:

	For the year ended December 31,
	2023	2022	2021
Weighted-average remaining lease term (in years):
Operating leases	7.3	7.7	7.8
Finance leases	3.0	2.8	3.2

Weighted-average discount rate:
Operating leases	2.9%	2.5%	2.2%
Finance leases	3.5%	1.7%	1.1%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

18. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2023
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$2,069.1	$(438.8)	$1,630.3
Reclassification adjustment for losses included in net income (1)	355.1	(74.8)	280.3
Adjustments for assumed changes in amortization patterns	(2.5)	0.6	(1.9)
Adjustments for assumed changes in policyholder liabilities	0.7	(0.1)	0.6
Net unrealized gains on available-for-sale securities	2,422.4	(513.1)	1,909.3

Net unrealized losses on derivative instruments during the period	(44.9)	9.4	(35.5)
Reclassification adjustment for gains included in net income (2)	(7.4)	1.6	(5.8)
Adjustments for assumed changes in amortization patterns	(0.9)	0.2	(0.7)
Adjustments for assumed changes in policyholder liabilities	0.2	—	0.2
Net unrealized losses on derivative instruments	(53.0)	11.2	(41.8)

Liability for future policy benefits discount rate remeasurement loss (3)	(496.5)	104.3	(392.2)

Market risk benefit nonperformance risk loss (4)	(39.4)	8.3	(31.1)

Unrecognized postretirement benefit obligation during the period	3.0	(0.7)	2.3
Amortization of amounts included in net periodic benefit cost (5)	(0.7)	0.2	(0.5)
Net unrecognized postretirement benefit obligation	2.3	(0.5)	1.8

Other comprehensive income	$1,835.8	$(389.8)	$1,446.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

	For the year ended December 31, 2022
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(12,980.2)	$2,753.0	$(10,227.2)
Reclassification adjustment for losses included in net income (1)	333.3	(70.4)	262.9
Adjustments for assumed changes in amortization patterns	(3.7)	0.7	(3.0)
Adjustments for assumed changes in policyholder liabilities	273.2	(57.3)	215.9
Net unrealized losses on available-for-sale securities	(12,377.4)	2,626.0	(9,751.4)

Net unrealized losses on derivative instruments during the period	(1.4)	0.4	(1.0)
Reclassification adjustment for gains included in net income (2)	(28.0)	5.8	(22.2)
Adjustments for assumed changes in amortization patterns	(0.1)	—	(0.1)
Adjustments for assumed changes in policyholder liabilities	0.4	(0.2)	0.2
Net unrealized losses on derivative instruments	(29.1)	6.0	(23.1)

Liability for future policy benefits discount rate remeasurement gain (3)	6,295.5	(1,322.1)	4,973.4

Market risk benefit nonperformance risk gain (4)	141.2	(29.7)	111.5

Unrecognized postretirement benefit obligation during the period	(1.7)	0.3	(1.4)
Amortization of amounts included in net periodic benefit cost (5)	(0.8)	0.2	(0.6)
Net unrecognized postretirement benefit obligation	(2.5)	0.5	(2.0)

Other comprehensive loss	$(5,972.3)	$1,280.7	$(4,691.6)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

	For the year ended December 31, 2021
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(2,313.3)	$490.5	$(1,822.8)
Reclassification adjustment for losses included in net income (1)	20.5	(4.3)	16.2
Adjustments for assumed changes in amortization patterns	(0.2)	—	(0.2)
Adjustments for assumed changes in policyholder liabilities	252.6	(53.0)	199.6
Net unrealized losses on available-for-sale securities	(2,040.4)	433.2	(1,607.2)

Net unrealized gains on derivative instruments during the period	66.7	(14.1)	52.6
Reclassification adjustment for gains included in net income (2)	(25.5)	5.4	(20.1)
Adjustments for assumed changes in policyholder liabilities	1.2	(0.2)	1.0
Net unrealized gains on derivative instruments	42.4	(8.9)	33.5

Liability for future policy benefits discount rate remeasurement gain (3)	2,076.0	(435.9)	1,640.1

Market risk benefit nonperformance risk loss (4)	(2.8)	0.6	(2.2)

Unrecognized postretirement benefit obligation during the period	2.3	(0.5)	1.8
Amortization of amounts included in net periodic benefit cost (5)	(0.4)	0.1	(0.3)
Net unrecognized postretirement benefit obligation	1.9	(0.4)	1.5

Other comprehensive income	$77.1	$(11.4)	$65.7
(1)     Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) and net realized capital gains (losses) on funds withheld assets on the consolidated statements of operations.
(2) See Note 6, Derivative Financial Instruments, under the caption “Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations” for further details.
(3) Includes the discount rate remeasurement gain (loss) associated with the LFPB and the associated reinsurance recoverable. See Note 11, Future Policy Benefits and Claims, under the caption “Liability for Future Policy Benefits” for further details.
(4) See Note 12, Market Risk Benefits, for further details.
(5) Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 16, Employee and Agent Benefits, under the caption “Components of Net Periodic Benefit Cost” for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Accumulated Other Comprehensive Income (Loss)

	Net unrealized	Net unrealized	LFPB		Unrecognized	Accumulated
	gains (losses) on	gains (losses) on	discount rate	MRB	postretirement	other
	available-for-sale	derivative	remeasurement	nonperformance	benefit	comprehensive
	securities (1)	instruments	gain (loss)	risk gain (loss)	obligation	income (loss)
	(in millions)
Balances as of January 1, 2021	$3,955.5	$18.5	$—	$—	$12.9	$3,986.9
Other comprehensive income during
the period, net of adjustments	(1,623.4)	53.6	1,640.1	(2.2)	1.8	69.9
Amounts reclassified from AOCI	16.2	(20.1)	—	—	(0.3)	(4.2)
Other comprehensive income	(1,607.2)	33.5	1,640.1	(2.2)	1.5	65.7
Effects of implementation of
accounting change related to
long-duration insurance
contracts, net	1,356.0	5.0	(5,328.8)	(84.3)	—	(4,052.1)
Net assets transferred to affiliate due
to change in benefit plan
sponsorship	—	—	—	—	2.0	2.0
Balances as of December 31, 2021	3,704.3	57.0	(3,688.7)	(86.5)	16.4	2.5
Other comprehensive loss during
the period, net of adjustments	(10,014.3)	(0.9)	4,973.4	111.5	(1.4)	(4,931.7)
Amounts reclassified from AOCI	262.9	(22.2)	—	—	(0.6)	240.1
Other comprehensive loss	(9,751.4)	(23.1)	4,973.4	111.5	(2.0)	(4,691.6)
Adjustments for reinsurance (2)	108.3	6.1	—	—	—	114.4
Balances as of December 31, 2022	(5,938.8)	40.0	1,284.7	25.0	14.4	(4,574.7)
Other comprehensive income during
the period, net of adjustments	1,629.0	(36.0)	(392.2)	(31.1)	2.3	1,172.0
Amounts reclassified from AOCI	280.3	(5.8)	—	—	(0.5)	274.0
Other comprehensive income	1,909.3	(41.8)	(392.2)	(31.1)	1.8	1,446.0
Balances as of December 31, 2023	$(4,029.5)	$(1.8)	$892.5	$(6.1)	$16.2	$(3,128.7)

(1)Net unrealized losses on available-for-sale debt securities for which an allowance for credit loss has been recorded were $1.5 million, $1.8 million and $0.6 million as of December 31, 2023, 2022 and 2021, respectively.
(2)Reflects the January 1, 2022, balance associated with our ULSG business that was ceded to Talcott Life & Annuity Re.

Dividend Limitations

Under Iowa law, we may pay dividends or make other distributions only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (“the Commissioner”) to pay stockholder dividends or make any other distribution if such distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end excluding admitted disallowed interest maintenance reserve or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2023 statutory results, we could pay approximately $1,497.8 million in ordinary stockholder dividends in 2024 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling twelve-month periods, if paid before a specified date during 2024, some or all of such dividends may be extraordinary and require regulatory approval.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

19. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2023.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data for specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2023, approximately 3% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the net asset value (“NAV”), which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses utilize the SOFR curve in their valuation. Variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the SOFR curve to value our positions. Counterparty credit risk is routinely monitored to ensure our adjustment for nonperformance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the nonperformance risk on these trades.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Interest Rate Contracts. For non-cleared contracts, which include interest rate swaps and have included swaptions, we use discounted cash flow valuation techniques to determine the fair value using observable swap curves as the inputs. These are reflected in Level 2. We have forward contracts for which we obtain prices from third party pricing vendors. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have forward contracts and have had interest rate options that were valued using broker quotes. These are reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. Currency forwards are valued using observable market inputs, including forward currency exchange rates. These are reflected in Level 2. In addition, we had a limited number of non-standard currency swaps that were valued using broker quotes. These were reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2. Certain equity option contracts are valued using broker quotes. These are reflected in Level 3.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs to determine the fair value of credit default swaps. These are reflected in Level 2. In addition, we have a limited number of credit default swaps that are valued using broker quotes. These are reflected within Level 3.

Other Investments

Other investments reported at fair value include invested assets of consolidated sponsored investment funds, unconsolidated sponsored investment funds, other investment funds reported at fair value, other loans of a consolidated VIE for which the fair value option was elected and certain redeemable and nonredeemable preferred stock.

The fair value of investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Other loans of a consolidated VIE for which the fair value option was elected are reflected in Level 3. The fair value of these loans is estimated using a discounted cash flow valuation model that utilizes standard assumption-setting methodology accepted by market participants in the industry. The assumptions are formed based on historical performance of the loans and utilizes market data inputs such as charge-off rates, prepayment rates, recovery rates and discount rates.

Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Separate Account Assets

Separate account assets include equity securities, debt securities, cash equivalents and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Market Risk Benefits

MRBs are measured at fair value at the contract level on a recurring basis and are reflected in Level 3 as either an asset or a liability, depending on certain inputs at the reporting date. The key assumptions for calculating the fair value are market assumptions and policyholder behavior. Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The MRBs are valued using stochastic models that incorporate a spread reflecting our own nonperformance risk.

The assumption for our own nonperformance risk is based on current market credit spreads for debt-like instruments we have issued and are available in the market. Refer to Note 12, Market Risk Benefits, for further information on the determination of fair value measurement of MRBs.

Investment and Universal Life Contracts

Certain universal life, annuity and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse and mortality). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own nonperformance risk for investment contracts and any embedded derivatives bifurcated from certain universal life, annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Funds Withheld Payable

The funds withheld payable includes an embedded derivative that has been bifurcated from the host contract and is measured at fair value on a recurring basis, which is reflected in Level 3. The fair value is determined based on the change in the estimated fair value of the underlying funds withheld investments. The fair value of these assets is determined as previously described.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Assets and Liabilities Measured at Fair Value on a Recurring Basis

    Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2023
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (5)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,504.9	$—	$1,210.8	$294.1	$—
Non-U.S. governments	479.9	—	—	479.9	—
States and political subdivisions	6,613.3	—	—	6,545.1	68.2
Corporate	33,079.5	—	30.9	30,742.7	2,305.9
Residential mortgage-backed pass-
through securities	2,824.9	—	—	2,824.9	—
Commercial mortgage-backed securities	4,743.4	—	—	4,740.4	3.0
Collateralized debt obligations (1)	5,397.8	—	—	5,322.4	75.4
Other debt obligations	7,886.5	—	—	6,703.9	1,182.6
Total fixed maturities, available-for-sale	62,530.2	—	1,241.7	57,653.4	3,635.1
Fixed maturities, trading	715.3	—	27.7	307.8	379.8
Equity securities	43.0	—	14.9	28.1	—
Derivative assets (2)	253.0	—	—	246.9	6.1
Other investments	238.3	73.7	—	—	164.6
Cash equivalents	3,010.2	—	449.6	2,560.6	—
Market risk benefit asset (3)	153.4	—	—	—	153.4
Sub-total excluding separate account
assets	66,943.4	73.7	1,733.9	60,796.8	4,339.0

Separate account assets	131,641.7	8,692.0	103,598.9	18,598.0	752.8
Total assets	$198,585.1	$8,765.7	$105,332.8	$79,394.8	$5,091.8

Liabilities
Investment and universal life contracts (4)	$(115.5)	$—	$—	$—	$(115.5)
Market risk benefit liability (3)	(111.9)	—	—	—	(111.9)
Funds withheld payable embedded
derivative (4)	2,326.1	—	—	—	2,326.1
Derivative liabilities (2)	(473.4)	—	—	(472.6)	(0.8)
Total liabilities	$1,625.3	$—	$—	$(472.6)	$2,097.9

Net assets	$200,210.4	$8,765.7	$105,332.8	$78,922.2	$7,189.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

	December 31, 2022
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (5)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,715.9	$—	$1,354.0	$361.9	$—
Non-U.S. governments	520.4	—	—	520.4	—
States and political subdivisions	6,168.3	—	—	6,099.2	69.1
Corporate	33,184.8	—	26.6	31,589.9	1,568.3
Residential mortgage-backed pass-
through securities	2,170.9	—	—	2,170.9	—
Commercial mortgage-backed securities	4,827.5	—	—	4,824.1	3.4
Collateralized debt obligations (1)	4,560.2	—	—	4,504.0	56.2
Other debt obligations	6,483.3	—	—	6,015.5	467.8
Total fixed maturities, available-for-sale	59,631.3	—	1,380.6	56,085.9	2,164.8
Fixed maturities, trading	634.0	—	78.6	449.2	106.2
Equity securities	53.1	—	14.8	38.3	—
Derivative assets (2)	256.6	—	—	256.5	0.1
Other investments	82.8	81.4	—	—	1.4
Cash equivalents	2,776.4	—	930.3	1,846.1	—
Market risk benefit asset (3)	109.2	—	—	—	109.2
Sub-total excluding separate account
assets	63,543.4	81.4	2,404.3	58,676.0	2,381.7

Separate account assets	120,279.6	9,120.9	91,424.2	18,700.4	1,034.1
Total assets	$183,823.0	$9,202.3	$93,828.5	$77,376.4	$3,415.8

Liabilities
Investment and universal life contracts (4)	$(46.3)	$—	$—	$—	$(46.3)
Market risk benefit liability (3)	(181.4)	—	—	—	(181.4)
Funds withheld payable embedded
derivative (4)	3,652.8	—	—	—	3,652.8
Derivative liabilities (2)	(612.2)	—	—	(608.1)	(4.1)
Total liabilities	$2,812.9	$—	$—	$(608.1)	$3,421.0

Net assets	$186,635.9	$9,202.3	$93,828.5	$76,768.3	$6,836.8

(1)Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2)Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3)Refer to Note 12, Market Risk Benefits, for further information on the change in the Level 3 fair value measurements of MRBs.
(4)Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. The funds withheld payable embedded derivative could be in either an asset or (liability) position.
(5)Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $7.1 million and $7.8 million as of December 31, 2023 and 2022, respectively. Separate account assets using the NAV practical expedient consist of certain funds with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2023

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2023	income (2)	income (3)	(4)	Level 3	Level 3	2023
	(in millions)
Assets
Fixed maturities, available-
for-sale:
States and political
subdivisions	$69.1	$—	$0.8	$(1.7)	$—	$—	$68.2
Corporate	1,568.3	(4.5)	13.3	593.6	212.4	(77.2)	2,305.9
Commercial mortgage-backed
securities	3.4	—	—	(0.4)	—	—	3.0
Collateralized debt obligations	56.2	—	1.9	165.8	—	(148.5)	75.4
Other debt obligations	467.8	1.3	1.2	537.0	239.5	(64.2)	1,182.6
Total fixed maturities,
available-for-sale	2,164.8	(3.2)	17.2	1,294.3	451.9	(289.9)	3,635.1
Fixed maturities, trading	106.2	2.4	—	271.2	—	—	379.8
Other investments	1.4	(5.7)	—	168.9	—	—	164.6
Separate account assets (1)	1,034.1	(7.9)	—	(273.4)	—	—	752.8

Liabilities
Investment and universal life
contracts	(46.3)	(37.8)	—	(31.4)	—	—	(115.5)
Funds withheld payable
embedded derivative	3,652.8	(1,326.7)	—	—	—	—	2,326.1

Derivatives
Net derivative assets (liabilities)	(4.0)	6.1	—	3.1	0.1	—	5.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

	For the year ended December 31, 2022

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2022	income (2)	income (3)	(4)	Level 3	Level 3	2022
	(in millions)
Assets
Fixed maturities, available-
for-sale:
States and political
subdivisions	$92.4	$—	$(23.5)	$(1.6)	$12.0	$(10.2)	$69.1
Corporate	834.3	(4.8)	(28.6)	626.3	176.3	(35.2)	1,568.3
Commercial mortgage-backed
securities	19.2	—	(1.0)	(4.6)	—	(10.2)	3.4
Collateralized debt obligations	85.8	—	(1.0)	151.8	—	(180.4)	56.2
Other debt obligations	42.1	(0.3)	(20.4)	474.2	—	(27.8)	467.8
Total fixed maturities,
available-for-sale	1,073.8	(5.1)	(74.5)	1,246.1	188.3	(263.8)	2,164.8
Fixed maturities, trading	4.9	(0.6)	—	72.9	29.0	—	106.2
Other investments	1.4	—	—	—	—	—	1.4
Separate account assets (1)	946.0	112.0	—	(23.9)	—	—	1,034.1

Liabilities
Investment and universal life
contracts	(83.2)	36.1	—	0.8	—	—	(46.3)
Funds withheld payable
embedded derivative	—	3,652.8	—	—	—	—	3,652.8

Derivatives
Net derivative assets (liabilities)	0.6	(4.0)	(0.3)	—	—	(0.3)	(4.0)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

	For the year ended December 31, 2021

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2021	income (2)	income (3)	(4)	Level 3	Level 3	2021
	(in millions)
Assets
Fixed maturities, available-
for-sale:
States and political
subdivisions	$—	$—	$12.5	$(0.4)	$80.3	$—	$92.4
Corporate	290.8	(21.9)	7.8	381.8	175.8	—	834.3
Commercial mortgage-backed
securities	13.2	(1.0)	(0.4)	7.4	—	—	19.2
Collateralized debt obligations	27.2	(2.0)	1.7	397.4	72.1	(410.6)	85.8
Other debt obligations	29.2	—	0.4	16.9	20.6	(25.0)	42.1
Total fixed maturities,
available-for-sale	360.4	(24.9)	22.0	803.1	348.8	(435.6)	1,073.8
Fixed maturities, trading	—	—	—	4.9	—	—	4.9
Other investments	30.0	12.4	—	(41.0)	—	—	1.4
Separate account assets (1)	8,893.2	313.8	—	(8,261.0)	—	—	946.0

Liabilities
Investment and universal life
contracts	(90.8)	(15.6)	—	23.2	—	—	(83.2)

Derivatives
Net derivative assets (liabilities)	(5.1)	(5.0)	—	10.7	—	—	0.6

(1) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

(2) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses), net realized capital gains (losses) on funds withheld assets or change in fair value of funds withheld embedded derivative within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations. Changes in unrealized gains (losses) included in net income relating to positions still held were:

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$0.3	$(1.3)	$(4.6)
Commercial mortgage-backed securities	—	—	(1.0)
Collateralized debt obligations	—	—	(2.0)
Other debt obligations	1.9	1.9	1.9
Total fixed maturities, available-for-sale	2.2	0.6	(5.7)
Fixed maturities, trading	2.3	(0.6)	—
Other investments	(5.2)	—	12.5
Separate account assets	(80.3)	89.8	90.5

Liabilities
Investment and universal life contracts	(29.2)	22.6	(8.6)
Funds withheld payable embedded derivative	(1,326.7)	3,652.8	—

Derivatives
Net derivative assets (liabilities)	7.3	(4.0)	—

(3) Changes in unrealized gains (losses) included in OCI relating to positions still held were:

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$(4.1)	$(21.7)	$12.5
Corporate	(38.9)	(19.8)	(0.7)
Commercial mortgage-backed securities	—	(0.5)	(0.4)
Collateralized debt obligations	0.7	—	1.9
Other debt obligations	(29.8)	(18.5)	—
Total fixed maturities, available-for-sale	(72.1)	(60.5)	13.3

Derivatives
Net derivative assets (liabilities)	—	(0.2)	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

(4) Gross purchases, sales, issuances and settlements were:

	For the year ended December 31, 2023
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(1.7)	$(1.7)
Corporate	815.2	(27.7)	—	(193.9)	593.6
Commercial mortgage-backed securities	—	—	—	(0.4)	(0.4)
Collateralized debt obligations	167.0	—	—	(1.2)	165.8
Other debt obligations	563.3	—	—	(26.3)	537.0
Total fixed maturities, available-for-sale	1,545.5	(27.7)	—	(223.5)	1,294.3
Fixed maturities, trading	424.7	(138.7)	—	(14.8)	271.2
Other investments	194.2	—	—	(25.3)	168.9
Separate account assets (5)	—	(286.3)	(109.1)	122.0	(273.4)

Liabilities
Investment and universal life contracts	—	—	(69.9)	38.5	(31.4)

Derivatives
Net derivative assets (liabilities)	0.8	2.3	—	—	3.1

	For the year ended December 31, 2022
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(1.6)	$(1.6)
Corporate	817.3	(50.4)	—	(140.6)	626.3
Commercial mortgage-backed securities	—	(4.1)	—	(0.5)	(4.6)
Collateralized debt obligations	151.9	—	—	(0.1)	151.8
Other debt obligations	487.4	(8.2)	—	(5.0)	474.2
Total fixed maturities, available-for-sale	1,456.6	(62.7)	—	(147.8)	1,246.1
Fixed maturities, trading	106.9	(32.6)	—	(1.4)	72.9
Separate account assets (5)	11.8	(4.5)	(50.0)	18.8	(23.9)

Liabilities
Investment and universal life contracts	—	—	(22.2)	23.0	0.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

	For the year ended December 31, 2021
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(0.4)	$(0.4)
Corporate	626.6	(84.3)	—	(160.5)	381.8
Commercial mortgage-backed securities	7.7	—	—	(0.3)	7.4
Collateralized debt obligations	422.7	—	—	(25.3)	397.4
Other debt obligations	45.1	—	—	(28.2)	16.9
Total fixed maturities, available-for-sale	1,102.1	(84.3)	—	(214.7)	803.1
Fixed maturities, trading	4.9	—	—	—	4.9
Other investments	—	(41.0)	—	—	(41.0)
Separate account assets (5)	38.5	(8,206.2)	(191.5)	98.2	(8,261.0)

Liabilities
Investment and universal life contracts	—	—	(19.5)	42.7	23.2

Derivatives
Net derivative assets (liabilities)	—	10.7	—	—	10.7

(5)    Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2023
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$212.4	$—	$77.2
Collateralized debt obligations	—	—	—	148.5
Other debt obligations	—	239.5	—	64.2
Total fixed maturities, available-for-sale	—	451.9	—	289.9

Derivatives
Net derivative assets (liabilities)	—	0.1	—	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

	For the year ended December 31, 2022
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$12.0	$—	$10.2
Corporate	—	176.3	—	35.2
Commercial mortgage-backed securities	—	—	—	10.2
Collateralized debt obligations	—	—	—	180.4
Other debt obligations	—	—	—	27.8
Total fixed maturities, available-for-sale	—	188.3	—	263.8
Fixed maturities, trading	—	29.0	—	—

Derivatives
Net derivative assets (liabilities)	—	—	—	0.3

	For the year ended December 31, 2021
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$80.3	$—	$—
Corporate	—	175.8	—	—
Collateralized debt obligations	—	72.1	—	410.6
Other debt obligations	—	20.6	—	25.0
Total fixed maturities, available-for-sale	—	348.8	—	435.6

Assets transferred into Level 3 during 2023, 2022 and 2021, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.

Assets transferred out of Level 3 during 2023, 2022 and 2021, included those assets for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes. The MRB asset and liability are excluded from the table. Refer to Note 12, Market Risk Benefits, for information on the unobservable inputs used for fair value measurement of MRBs. The funds withheld payable embedded derivative is excluded from the table as the determination of its fair value incorporates the fair value of the invested assets supporting the reinsurance agreement. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2023
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$1,997.4	Discounted cash flow	Discount rate (1)	4.9%-24.2%	12.0%
			Earnings before interest, taxes, depreciation and amortization multiple	3.25x	3.25x
			Illiquidity premium	30 basis points ("bps")-483bps	121bps
			Comparability adjustment	67bps-217bps	141bps
Collateralized debt obligations	74.6	Discounted cash flow	Discount rate (1)	4.1%	4.1%
			Comparability adjustment	20bps	20bps
Other debt obligations	879.5	Discounted cash flow	Discount rate (1)	5.0%-10.6%	7.4%
			Illiquidity premium	69bps-650bps	337bps
			Comparability adjustment	(20)bps-213bps	92bps
Fixed maturities, trading	168.7	Discounted cash flow	Discount rate (1)	11.4%-22.3%	13.4%
Other investments	163.2	Discounted cash flow	Discount rate (1)	12.0%-13.5%	12.6%
			Probability of default	6.0%-10.0%	8.5%
			Potential loss severity	87.0%-100.0%	90.7%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

	December 31, 2023
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	752.8	Discounted cash flow - real estate	Discount rate (1)	6.5%-10.0%	7.5%
			Terminal capitalization rate	5.3%-9.5%	6.1%
			Average market rent growth rate	2.0%-3.7%	2.9%
		Discounted cash flow - real estate debt	Loan to value	46.0%-72.0%	55.3%
			Market interest rate	5.3%-8.1%	6.4%

Liabilities
Investment and universal life contracts (4)	(115.5)	Discounted cash flow	Long duration interest rate	2.5%-4.8% (2)	4.0%
			Long-term equity market volatility	15.5%-40.1%	19.2%
			Nonperformance risk	0.8%-1.6%	1.1%
			Lapse rate	0.0%-55.0%	7.0%
			Mortality rate	See note (3)

	December 31, 2022
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$1,479.9	Discounted cash flow	Discount rate (1)	2.7%-33.1%	11.0%
			Illiquidity premium	0bps-467bps	50bps
			Comparability adjustment	(16)bps-0bps	(11)bps
Collateralized debt obligations	39.5	Discounted cash flow	Discount rate (1)	4.4%	4.4%
			Comparability adjustment	55bps	55bps
Other debt obligations	467.8	Discounted cash flow	Discount rate (1)	5.6%-8.2%	7.6%
			Illiquidity premium	0bps-260bps	220bps
			Comparability adjustment	1bps-139bps	77bps
Fixed maturities, trading	92.5	Discounted cash flow	Discount rate (1)	9.6%-15.2%	11.0%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

	December 31, 2022
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	1,034.1	Discounted cash flow - real estate	Discount rate (1)	5.5%-10.0%	7.0%
			Terminal capitalization rate	4.5%-9.5%	5.8%
			Average market rent growth rate	2.0%-3.8%	3.0%
		Discounted cash flow - real estate debt	Loan to value	43.6%-62.2%	50.6%
			Market interest rate	5.3%-8.6%	6.6%

Liabilities
Investment and universal life contracts (4)	(46.3)	Discounted cash flow	Long duration interest rate	2.4%-4.7% (2)	3.1%
			Long-term equity market volatility	17.8%-36.9%	22.0%
			Nonperformance risk	0.9%	0.9%
			Mortality rate	See note (3)

(1)Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.
(2)Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.
(3)This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.
(4)Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. The use of a higher or lower discount rate would have caused the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. The use of a higher or lower illiquidity premium would have caused significant decreases or increases, respectively, in the fair value of the asset.

Embedded derivatives within our investment and universal life contracts liability can be in either an asset or liability position, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. The use of a higher or lower market volatility would have caused significant decreases or increases, respectively, in the fair value of embedded derivatives in investment and universal life contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The use of higher or lower risk-free rates would have caused the fair value of the embedded derivative to significantly increase or decrease, respectively. The use of a higher or lower rate for our own credit risks, which impact the rates used to discount future cash flows, would have significantly increased or decreased, respectively, the fair value of the embedded derivative. The use of a lower or higher mortality rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The use of a lower or higher overall lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

No significant assets and liabilities were measured at fair value on a nonrecurring basis for the years ended December 31, 2023, 2022 and 2021.

Fair Value Option

We elected fair value accounting for:
•Certain other loans of a consolidated VIE that were subject to amortized cost accounting and a valuation allowance.
•Certain real estate ventures that were subject to the equity method of accounting because the nature of the investments was to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments were not fair valued because the investments mainly generated income from the operations of the underlying properties. The last equity method real estate investment for which the fair value option was elected was sold in the third quarter of 2021.

The following table presents information regarding the assets for which the fair value option was elected.

	December 31,
	2023	2022
	(in millions)

Other loans of consolidated VIE (1)
Fair value (1)	$163.2	$—
Aggregate contractual principal	167.1	—

(1)Reported with other investments on the consolidated statements of financial position.

The following table presents information regarding the consolidated statements of operations impact of assets for which the fair value option was elected.

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Other loans of consolidated VIE
Change in fair value pre-tax loss - instrument specific credit risk	$(5.6)	$—	$—
Change in fair value pre-tax loss (1)	(5.6)	—	—
Interest income (2)	8.1	—	—

Real estate ventures
Change in fair value pre-tax gain (1)	—	—	12.5

(1)Reported in net realized capital gains (losses) on the consolidated statements of operations.
(2)Reported in net investment income on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2023
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$19,221.2	$17,583.5	$—	$—	$17,583.5
Policy loans	793.2	780.1	—	—	780.1
Other investments	248.4	240.7	—	122.7	118.0
Cash and cash equivalents	627.8	627.8	627.8	—	—
Reinsurance deposit receivable	6,078.7	5,487.7	—	—	5,487.7
Cash collateral receivable	33.2	33.2	33.2	—	—
Investment contracts	(33,847.5)	(32,071.2)	—	(7,828.1)	(24,243.1)
Long-term debt	(3.0)	(0.4)	—	—	(0.4)
Separate account liabilities	(117,504.5)	(116,642.3)	—	—	(116,642.3)
Bank deposits (1)	(399.5)	(385.3)	—	(385.3)	—
Cash collateral payable	(170.7)	(170.7)	(170.7)	—	—

	December 31, 2022
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$19,722.4	$17,847.1	$—	$—	$17,847.1
Policy loans	770.2	749.5	—	—	749.5
Other investments	230.0	217.4	—	112.9	104.5
Cash and cash equivalents	552.9	552.9	552.9	—	—
Reinsurance deposit receivable	7,901.0	6,859.9	—	—	6,859.9
Cash collateral receivable	262.8	262.8	262.8	—	—
Investment contracts	(34,919.4)	(31,915.2)	—	(7,278.9)	(24,636.3)
Long-term debt	(67.8)	(60.5)	—	—	(60.5)
Separate account liabilities	(107,227.6)	(106,410.4)	—	—	(106,410.4)
Bank deposits (1)	(352.4)	(336.3)	—	(336.3)	—
Cash collateral payable	(285.1)	(285.1)	(285.1)	—	—

(1)Excludes deposit liabilities without defined or contractual maturities.

20. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “Iowa Insurance Division”). The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

We cede certain term, universal life and Closed Block life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2023 and 2022, our affiliated reinsurance subsidiaries assumed statutory reserves of $18,474.2 million and $17,815.1 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2023 and 2022, assets admitted under these practices totaled $4,153.8 million and $3,748.4 million, respectively. In addition, as of December 31, 2023 and 2022, one of our affiliated reinsurance subsidiaries in Vermont ceded $10,406.3 million and $9,956.9 million of the ULSG reserves it assumed from us to Talcott Life & Annuity Re, respectively.

    Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2023, we met the minimum RBC requirements.

Our statutory net income (loss) and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2023	2022	2021
	(in millions)
Statutory net income (loss)	$1,285.0	$(1,563.1)	$864.0
Statutory capital and surplus	4,753.4	4,304.4	5,375.2

21. Segment Information

    We provide financial products and services through the following segments: Retirement and Income Solutions and Benefits and Protection. In addition, we have a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

    We are now reporting results for our Retirement and Income Solutions segment in total and not separated into Fee and Spread components, as previously reported. Additionally, in 2023 we updated the name of our U.S. Insurance Solutions segment to Benefits and Protection and will continue to report the results of Specialty Benefits and Life Insurance within this segment. These changes did not have an impact on our consolidated financial statements.

The Retirement and Income Solutions segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals. The segment includes workplace savings and retirement solutions, banking, trust and custodial services, individual variable annuities, pension risk transfer, investment only and our exited retail fixed annuities business.

The Benefits and Protection (formerly known as U.S. Insurance Solutions) segment focuses on solutions primarily for small-to-mid sized businesses and their employees. The segment is organized into Specialty Benefits, which provides group dental, group life insurance, group disability insurance (including short-term disability, long-term disability and paid family and medical leave), supplemental health products (including vision, critical illness, accident and hospital indemnity) and individual disability insurance; and Life Insurance, which provides life insurance, with a focus on the business market customer, including universal life and, variable universal life (including indexed universal life) and traditional life insurance (including term life insurance). All remaining customers are part of the legacy life block of business, including universal and variable universal life insurance (including indexed universal life), traditional life insurance (including participating whole life, adjustable life products and term life insurance) and our exited ULSG business.

Our Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect income on capital not allocated to the segments, inter-segment eliminations, income tax risks and certain income, expenses and other adjustments not allocated to other segments based on the nature of such items. Results of our exited group medical and long-term care insurance businesses are reported in this segment.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Management uses segment pre-tax operating earnings in evaluating performance, which is consistent with the financial results provided to and discussed with securities analysts. We determine segment pre-tax operating earnings by adjusting U.S. GAAP income before income taxes for pre-tax net realized capital gains (losses), as adjusted, pre-tax income (loss) from exited business, pre-tax other adjustments that management believes are not indicative of overall operating trends and certain adjustments related to equity method investments and noncontrolling interest. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of pre-tax operating earnings enhances the understanding of our results of operations by highlighting pre-tax earnings attributable to the normal, ongoing operations of the business.

The pre-tax net realized capital gains (losses), as adjusted, excluded from pre-tax operating earnings reflects consolidated U.S. GAAP pre-tax net realized capital gains (losses) excluding the following items that are included in pre-tax operating earnings:
•Periodic settlements and accruals on derivative instruments not designated as hedging instruments,
•Certain market value adjustments of derivatives and embedded derivatives and
•Certain market value adjustments of derivative instruments used to economically hedge embedded derivatives.

Pre-tax income (loss) from exited business includes amounts associated with our exited U.S. retail fixed annuity and ULSG businesses, including the change in fair value of the funds withheld embedded derivative, net realized capital gains (losses) on funds withheld assets, strategic review costs and impacts, amortization of reinsurance gain (loss) and other impacts of reinsured business. The strategic review costs and impacts primarily include actuarial balance re-cohorting impacts resulting from the Strategic Review and costs to close the Talcott Reinsurance Transaction. Other impacts of reinsured business primarily include DAC amortization.

Pre-tax net realized capital gains (losses), as adjusted, are further adjusted for:
•Amortization of hedge accounting book value adjustments for certain discontinued hedges,
•Certain hedge accounting market value revenue adjustments,
•Certain market value adjustments to fee revenues,
•Certain variable annuity fees,
•The change in fair value of the funds withheld embedded derivative and net realized capital gains (losses) on funds withheld assets associated with the PFS Bermuda Reinsurance Transaction,
•Market value adjustments of market risk benefits,
•Related changes in the amortization pattern of actuarial balances,
•Certain hedge accounting market value expense adjustments and
•Net realized capital gains (losses) distributed.

Segment operating revenues reflect consolidated U.S. GAAP total revenues excluding:
•Net realized capital gains (losses), except periodic settlements and accruals on derivatives not designated as hedging instruments and certain market value adjustments of derivative instruments used to economically hedge embedded derivatives, and their impact on:
•Amortization of hedge accounting book value adjustments for certain discontinued hedges,
•Certain hedge accounting market value revenue adjustments,
•Certain variable annuity fees and
•Certain market value adjustments to fee revenues.
•The change in fair value of the funds withheld embedded derivative and net realized capital gains (losses) on funds withheld assets associated with the PFS Bermuda Reinsurance Transaction.
•Pre-tax revenues from exited business,
•Pre-tax other adjustments and income taxes of equity method investments and
•Pre-tax other adjustments management believes are not indicative of overall operating trends.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of: (1) OPEB cost allocations, (2) certain expenses deemed to benefit the entire organization and (3) income tax allocations. For purposes of determining pre-tax operating earnings, the segments are allocated the service component of other postretirement benefit costs. The Corporate segment reflects the non-service components of other postretirement benefit costs as assumptions are established and funding decisions are managed from a company-wide perspective. Additionally, the Corporate segment reflects expenses that benefit the entire organization for which the segments are not able to influence the spend. This includes expenses such as acquisition and disposition costs, among others. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. For purposes of determining non-GAAP operating earnings, the segments are allocated tax adjustments consistent with the positions PFG took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

The following tables summarize select financial information by segment, including operating revenues for our products and services, and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2023	December 31, 2022
	(in millions)
Assets:
Retirement and Income Solutions	$215,894.6	$201,454.3
Benefits and Protection	42,889.7	39,301.9
Corporate	985.8	846.7
Total consolidated assets	$259,770.1	$241,602.9

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Operating revenues by segment:
Retirement and Income Solutions (1)	$7,194.7	$5,881.4	$6,248.5
Benefits and Protection:
Specialty Benefits	3,226.1	2,981.6	2,706.8
Life Insurance	1,265.1	1,313.8	2,072.8
Eliminations	(0.8)	(0.2)	(0.2)
Total Benefits and Protection	4,490.4	4,295.2	4,779.4
Corporate	120.3	60.7	67.5
Total segment operating revenues	11,805.4	10,237.3	11,095.4
Net realized capital gains (losses), net of related revenue adjustments	(264.7)	153.2	105.1
Revenues from exited business (2)	(927.5)	4,414.8	—
Market risk benefit derivative settlements	(45.9)	(35.0)	(32.5)
Total revenues per consolidated statements of operations	$10,567.3	$14,770.3	$11,168.0

Pre-tax operating earnings (losses) by segment:
Retirement and Income Solutions	$1,062.1	$1,028.6	$1,123.8
Benefits and Protection	523.4	565.3	357.7
Corporate	6.6	(117.0)	(40.8)
Total segment pre-tax operating earnings	1,592.1	1,476.9	1,440.7
Pre-tax net realized capital gains (losses), as adjusted (3)	(334.7)	(50.4)	47.7
Pre-tax income (loss) from exited business (4)	(1,127.8)	4,296.8	—
Adjustments related to equity method investments and
noncontrolling interest	19.6	62.2	24.3
Income before income taxes per consolidated statements
of operations	$149.2	$5,785.5	$1,512.7

(1)     Reflects inter-segment revenues of $65.9 million, $27.2 million and $18.9 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

(2) Revenues from exited business is derived as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Revenues from exited business:
Change in fair value of funds withheld embedded derivative	$(1,085.7)	$3,652.8	$—
Net realized capital gains on funds withheld assets	165.0	749.4	—
Amortization of reinsurance gain	5.9	12.6	—
Other impacts of reinsured business	(12.7)	—	—
Total revenues from exited business	$(927.5)	$4,414.8	$—

(3) Pre-tax net realized capital gains (losses), as adjusted, is derived as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Net realized capital gains (losses)	$(154.7)	$83.3	$112.1
Derivative and hedging-related revenue adjustments	59.6	(6.7)	(86.9)
Market value adjustments to fee revenues	1.3	0.7	(0.6)
Certain variable annuity fees	73.3	75.9	80.5
Change in fair value of funds withheld embedded derivative and net
realized capital losses on funds withheld assets	(244.2)	—	—
Net realized capital gains (losses), net of related revenue adjustments	(264.7)	153.2	105.1
Amortization of deferred acquisition costs and other actuarial balances	(0.1)	(0.1)	9.7
Capital (gains) losses distributed	2.5	0.5	(0.5)
Derivative and hedging-related expense adjustments	1.8	—	—
Market value adjustments of market risk benefits	(75.9)	(163.1)	(52.7)
Market value adjustments of embedded derivatives	1.7	(40.9)	(13.9)
Pre-tax net realized capital gains (losses), as adjusted (a)	$(334.7)	$(50.4)	$47.7
(a)As adjusted before noncontrolling interest capital gains (losses).

(4) Pre-tax income (loss) from exited business included:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Pre-tax income (loss) from exited business:
Change in fair value of funds withheld embedded derivative	$(1,085.7)	$3,652.8	$—
Net realized capital gains on funds withheld assets	165.0	749.4	—
Strategic review costs and impacts	—	74.4	—
Amortization of reinsurance loss	(68.7)	(56.7)	—
Other impacts of reinsured business	(138.4)	(123.1)	—
Total pre-tax income (loss) from exited business	$(1,127.8)	$4,296.8	$—

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining non-GAAP operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Income tax expense (benefit) by segment:
Retirement and Income Solutions	$134.2	$111.2	$135.0
Benefits and Protection	95.0	108.7	68.6
Corporate	(13.3)	(8.1)	(14.4)
Total segment income taxes from operating earnings	215.9	211.8	189.2
Tax benefit related to net realized capital losses, as adjusted	(66.5)	(13.7)	7.4
Tax expense (benefit) related to exited business (1)	(236.8)	907.9	—
Total income taxes (benefits) per consolidated statements of operations	$(87.4)	$1,106.0	$196.6

(1) Income tax expense (benefit) related to exited business is derived as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Income tax expense (benefit) related to exited business:
Change in fair value of funds withheld embedded derivative	$(228.0)	$767.1	$—
Net realized capital gains on funds withheld assets	34.7	157.4	—
Strategic review costs and impacts	—	21.2	—
Amortization of reinsurance loss	(14.4)	(11.9)	—
Other impacts of reinsured business	(29.1)	(25.9)	—
Total income tax expense (benefit) related to exited business	$(236.8)	$907.9	$—

The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining pre-tax operating earnings. Segment depreciation and amortization is reconciled to depreciation and amortization included in operating expenses in our consolidated statements of operations.

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Depreciation and amortization expense by segment:
Retirement and Income Solutions	$57.2	$58.0	$53.0
Benefits and Protection	19.2	18.9	19.3
Corporate	5.0	5.3	9.8
Total segment depreciation and amortization expense included
in pre-tax operating earnings	81.4	82.2	82.1
Depreciation and amortization expense related to exited business	—	26.9	—
Total depreciation and amortization expense included in our
consolidated statements of operations	$81.4	$109.1	$82.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

22. Revenues from Contracts with Customers

    The following tables summarize disaggregation of revenues from contracts with customers, including select financial information by segment, and reconcile totals to those reported in the consolidated financial statements. Revenues from contracts with customers are included in fees and other revenues on the consolidated statements of operations.

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Revenue from contracts with customers by segment:
Retirement and Income Solutions	$556.3	$533.6	$409.2
Benefits and Protection:
Specialty Benefits	12.7	12.3	12.0
Life Insurance	73.1	64.4	60.2
Eliminations	—	—	(0.1)
Total Benefits and Protection	85.8	76.7	72.1
Corporate	(0.8)	(0.9)	(1.0)
Total segment revenue from contracts with customers	641.3	609.4	480.3
Adjustments for fees and other revenues not within the scope of
revenue recognition guidance (1)	1,482.9	1,469.5	2,148.0
Pre-tax other adjustments (2)	80.5	89.2	79.9
Total fees and other revenues per consolidated statements of
operations	$2,204.7	$2,168.1	$2,708.2

(1)     Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.
(2)     Pre-tax other adjustments relate to revenues from exited business, certain variable annuity fees and market value adjustments to fee revenues.

Retirement and Income Solutions

Retirement and Income Solutions offers service and trust agreements for defined contribution retirement plans, including 401(k) plans, 403(b) plans, and employee stock ownership plans. The investment components of these service agreements are in the form of mutual fund offerings. In addition, plan sponsor retirement plan trust and custody services are also available through our trust company. Individual retirement accounts (“IRAs”) are offered through Principal Bank. Furthermore, services and trust agreements are offered to non-retirement customers including insurance companies, endowments and other financial institutions.

Administrative service fee revenues are earned for administrative activities performed for the defined contribution retirement plans including recordkeeping and reporting as well as trust and custody, asset management and investment services. Administrative service fee revenues are earned for administrative activities performed for non-retirement plan customers including trust and custody services, defined benefit administration and investment management activities. The majority of these activities are performed daily over time. Fee-for-service transactions are also provided upon client request. These services are considered distinct or grouped into a bundle until a distinct performance obligation is identified. Some performance obligations are considered a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Administrative service fee revenues can be based on a fixed contractual rate for these services or can be variable based upon contractual rates applied to the market value of the client’s investments or assets under administration. If the consideration for this series of performance obligations is based on market value, it is considered variable during the billing period as the services are performed over time. The consideration becomes unconstrained and thus recognized as revenue for each billing period’s series of distinct services once the market value of the client’s investments or assets under administration is determined at market close. Additionally, fixed fees and other revenues are recognized point-in-time as fee-for-service transactions upon completion.

IRAs are primarily funded by retirement savings rolled over from qualified retirement plans. The IRAs are held in savings accounts, money market accounts and certificates of deposit. Deposit account fee revenues are earned as the performance of establishing and maintaining IRA accounts is completed. Fee-for-service transactions are also provided upon client request. The establishment fees and annual maintenance fees are accrued into earnings over a period of time using the average account life. Upfront and recurring bank fees are related to performance obligations that have the same pattern of transfer to the customer and are recognized in income over time with control transferred to the customers utilizing the output method. These fees are based on a fixed contractual rate. Fixed fees and other revenues are also recognized point-in-time as fee-for-service transactions upon completion. Additionally, commission income is earned on advisory services provided to customers. The revenues are earned over time as the service is performed based upon contractual rates applied to the market value of the clients’ portfolios.

The types of revenues from contracts with customers were as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Administrative service fee revenue	$539.5	$519.2	$395.8
Deposit account fee revenue	11.3	10.2	9.2
Commission income	1.9	1.2	0.7
Other fee revenue	3.6	3.0	3.5
Total revenues from contracts with customers	556.3	533.6	409.2
Fees and other revenues not within the scope of revenue
recognition guidance	1,118.7	1,114.0	1,226.9
Total fees and other revenues	1,675.0	1,647.6	1,636.1
Premiums and other considerations	2,935.0	1,959.7	1,883.6
Net investment income	2,584.7	2,274.1	2,728.8
Total operating revenues	$7,194.7	$5,881.4	$6,248.5

Benefits and Protection

    Fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for fee-for-service products, nonqualified benefit plans, separate accounts and dental networks. Services within contracts are not distinct on their own; however, we combine the services into a distinct bundle and account for the bundle as a single performance obligation, which is satisfied over time utilizing the output method as services are rendered. The transaction price corresponds with the performance completed to date, for which the value is recognized as revenue during the period. Variability of consideration is resolved at the end of each period and payments are due when billed.
Commission income is earned through sponsored brokerage services. Performance obligations are satisfied at a point in time, upon delivery of a placed case, and the transaction price calculated per the compensation schedule is recognized as revenue.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The types of revenues from contracts with customers were as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Specialty Benefits:
Administrative service fees	$12.7	$12.3	$12.0
Total revenues from contracts with customers	12.7	12.3	12.0
Fees and other revenues not within the scope of revenue
recognition guidance	18.2	18.5	19.0
Total fees and other revenues	30.9	30.8	31.0
Premiums and other considerations	3,020.9	2,771.2	2,496.6
Net investment income	174.3	179.6	179.2
Total operating revenues	$3,226.1	$2,981.6	$2,706.8

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Life Insurance:
Administrative service fees	$30.3	$26.9	$26.3
Commission income	42.8	37.5	33.9
Total revenues from contracts with customers	73.1	64.4	60.2
Fees and other revenues not within the scope of revenue
recognition guidance	332.6	321.0	884.5
Total fees and other revenues	405.7	385.4	944.7
Premiums and other considerations	461.6	535.8	333.9
Net investment income	397.8	392.6	794.2
Total operating revenues	$1,265.1	$1,313.8	$2,072.8

Corporate

The Corporate segment includes inter-segment eliminations of fees and other revenues. The types of revenues from contracts with customers were as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Eliminations	$(0.8)	$(0.9)	$(1.0)
Total revenues from contracts with customers	(0.8)	(0.9)	(1.0)
Fees and other revenues not within the scope of revenue
recognition guidance	13.4	16.0	17.6
Total fees and other revenues	12.6	15.1	16.6
Premiums and other considerations	(7.3)	(2.2)	—
Net investment income	115.0	47.8	50.9
Total operating revenues	$120.3	$60.7	$67.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

Contract Costs

    Sales compensation and other incremental costs of obtaining a contract are capitalized and amortized over the period of contract benefit if the costs are expected to be recovered. The contract cost asset, which is included in other assets on the consolidated statements of financial position, was $44.3 million and $43.0 million as of December 31, 2023 and 2022, respectively.
We apply the practical expedient for certain costs where we recognize the incremental costs of obtaining these contracts as an expense when incurred if the amortization period of the assets is one year or less. These costs, along with costs that are not deferrable, are included in operating expenses on the consolidated statements of operations.

Deferred contract costs consist primarily of commissions and variable compensation. We amortize capitalized contract costs on a straight-line basis over the expected contract life, reflecting lapses as they are incurred. Deferred contract costs are subject to impairment testing on an annual basis, or when a triggering event occurs that could warrant an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized. For the years ended December 31, 2023, 2022 and 2021, $7.6 million, $7.6 million and $7.3 million, respectively, of amortization expense was recorded in operating expenses on the consolidated statements of operations and no impairment loss was recognized in relation to the costs capitalized.

23. Stock-Based Compensation Plans

As of December 31, 2023, our ultimate parent, PFG, sponsored the 2021 Stock Incentive Plan, the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. No new grants will be made under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan or the Stock Incentive Plan. Under the terms of the 2021 Stock Incentive Plan grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. As part of our fair value process, for each stock-based compensation plan, we assess the impact of material nonpublic information on PFG’s share price or expected volatility, as applicable, at the time of grant. No awards in 2023 required a fair value adjustment.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against net income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2023	2022	2021
	(in millions)
Compensation cost	$25.3	$22.2	$25.2
Related income tax benefit	5.1	4.6	4.3
Capitalized as part of an asset	1.1	1.2	1.4

Nonqualified Stock Options
    No nonqualified stock options were granted to employees during 2023 and 2022. Previously, nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

    The fair value of stock options is estimated using the Black-Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2023	2022	2021
Expected volatility	—%	—%	34.2%
Expected term (in years)	—	—	7.0
Risk-free interest rate	—%	—%	1.2%
Expected dividend yield	—%	—%	3.82%
Weighted average estimated fair value	$—	$—	$15.67

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

    As of December 31, 2023, we had $0.1 million of total unrecognized compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted-average service period of approximately 0.2 years.

Performance Share Awards

    Performance share awards were granted to certain employees under the 2021 Stock Incentive Plan, 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Effective in 2022, we added a relative total shareholder return modifier to the performance share awards under which the number of shares ultimately granted is also impacted by our actual shareholder return relative to PFG’s S&P 500 Financial Sector Index peer group. The fair value of performance share awards is determined using a Monte Carlo simulation model. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The weighted-average grant-date fair value of performance share awards granted during 2023, 2022 and 2021 was $91.47, $66.62 and $58.68, respectively.

As of December 31, 2023, we had $14.5 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted-average service period of approximately 1.8 years.

Restricted Stock Units
    Restricted stock units were granted to certain employees and agents under the 2021 Stock Incentive Plan, the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2023

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of restricted stock units granted during 2023, 2022 and 2021 was $86.86, $69.80 and $59.38, respectively.

As of December 31, 2023, we had $33.8 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted-average period of approximately 1.6 years.

Employee Stock Purchase Plan

    Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a quarterly basis. Employees may purchase up to $25,000 in PFG stock value annually. Employees may purchase shares of our common stock at a price equal to 90% of the shares' fair market value as of the end of the purchase period. Prior to 2022 employees were able to purchase shares of our common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever was lower.

    We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted-average fair value of the discount on the stock purchased was $7.49, $7.31 and $15.64 during 2023, 2022 and 2021, respectively.

PART C
OTHER INFORMATION

Item 27.    Exhibits

Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor - Filed with the Commission on 03/01/1996. This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.

(b)	Custodian Agreements - N/A

(c)	Underwriting Contracts
	(1)	Distribution Agreement - Filed with the Commission on 03/01/1996. This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.
	(2)	Selling Agreement - Filed with the Commission on 03/01/1996. This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.

(d)	Contracts
	(1)	Form of Variable Annuity Contract - Filed with the Commission on 12/16/1997. This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.
	(2)	Form of Variable Annuity Contract Endorsement - Filed with the Commission on 12/16/1997. This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.
	(3)	Form of Variable Annuity Contract Rider - Filed with the Commission on 12/16/1997. This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.

(e)	Applications
	(1)	Form of Variable Annuity Application - Filed with the Commission on 10/23/1997. This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.

(f)	Depositor's Certificate of Incorporation and By-laws
	(1)	Articles of Incorporation of the Depositor - Filed with the Commission on 03/01/1996. This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.
	(2)	Bylaws of Depositor - Filed with the Commission on 03/01/1996. This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.

(g)	Reinsurance Contracts
The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

(h)	Participation Agreements
1. Principal Variable Contracts Funds, Inc.
	(a)	Participation Agreement dated 01/05/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(b)	Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(c)	Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(d)	Participation Agreement Amendment No. 3 (letter) dated 06/17/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(e)	Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(f)	Participation Agreement Amendment No. 5 dated 02/09/2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000054)
	(h)	Participation Agreement Amendment No. 6 dated 08/10/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000046)
	(i)	Rule 12b-1 Compensation Letter dated 12/30/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(j)	Amendment to Rule 12b-1 Compensation Letter dated 11/09/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(k)	Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(l)	Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(i)	Administrative Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion - Filed as Ex-99.(B)(9) on 04/28/2020 (Accession No. 0000009713-20-000042)

(l)	Other Opinions
(1) Consent of Ernst & Young LLP *
(2)
Powers of Attorney - Filed as Ex-99.(10B) on 04/27/2018 Accession No. 0000009713-18-000048), filed as Ex-99.(B)(10b) on 04/28/2020 (Accession No. 0000009713-20-000042) for J. S. Auerbach, filed as Ex-99.(B)(10)(B) on 04/29/2021 (Accession No. 0000009713-21-000077) for M. E. Beams, C. S. Richer and A. Rivera, filed as Ex-99(L)(2) on 04/28/2022 (Accession No. 0000009713-22-000069) for C. Muruzabal and filed as Ex-99(L)(2) on 04/27/2023 (Accession No. 0000009713-23-000053) for H. E. Mitchell.

(3) Opinion of Counsel *

(m)	Financial Statement Schedules

Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules *
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2023 *
Schedule III - Supplementary Insurance Information as of December 31, 2023, 2022 and 2021 and for each of the years then ended *
Schedule IV - Reinsurance as of December 31, 2023, 2022 and 2021 and for each of the years then ended *

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

* Filed herein
** To be filed by Amendment.

Item 28. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH 3 Penon Peak Trail Carmel, CA 93923	Director Member, Nominating and Governance Committee
MARY E. BEAMS 20 Green Lane Weston, MA 02493	Director Member, Audit Committee
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Chair, Human Resources Committee Member, Executive, Nominating and Governance Committee
ROGER C. HOCHSCHILD 682 Ardsley Road Winnetka, IL 60093	Director Chair, Nominating and Governance Committee Member, Human Resources Committee
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Media Group 1515 Broadway, 22nd Floor New York, NY 10036	Director Member, Audit, Executive and Human Resources Committees
H. ELIZABETH MITCHELL 107 West 89th Street, Apt. 2B New York, NY 10024	Director Member, Audit Committee
CLAUDIO MURUZABAL 791 Crandon Boulevard, #1508 Key Biscayne, FL 33149	Director Member, Human Resources and Nominating and Governance Committees
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Chair, Audit Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
CLARE S. RICHER 169 Marlborough St. Apt 1 Boston, MA 02116	Director Member, Audit and Executive Committees
ALFREDO RIVERA Condominio Lomas del Valle Flats 21, Torre A, Apt. 7 Pozos de Santa Ana San Jose, Costa Rica 10903	Director Member, Audit and Human Resources Committees

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
VIVEK AGRAWAL(1)	Executive Vice President and Chief Growth Officer
KAMAL BHATIA(1)	Senior Executive Managing Director - Global Head of Investments, Principal Asset Management
J. SCOTT BOYD(1)	Senior Vice President - Retirement Distribution
WEE YEE (THOMAS) CHEONG(3)	Executive Vice President, Principal Asia
JON N. COUTURE(1)	Executive Vice President Principal Global Services and Chief Human Resources Officer
NOREEN M. FIERRO(1)	Senior Vice President and Enterprise Chief Ethics and Compliance Officer
AMY C. FRIEDRICH(1)	President Benefits and Protection
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	President and Chief Executive Officer - Principal Asset Management
TERESA M. HASSARA(1)	Senior Vice President - WSRS
TIMOTHY A. HILL(1)	Senior Executive Managing Director - US & Europe Client Group, Principal Asset Management
KARA M. HOOGENSEN(1)	Senior Vice President, Benefits and Protection - Head of Workplace Benefits
KATHLEEN B. KAY(1)	Executive Vice President and Chief Information Officer
NATALIE LAMARQUE(1)	Executive Vice President, General Counsel and Secretary
CHRISTOPHER J. LITTLEFIELD(1)	President - Retirement and Income Solutions
KENNETH A. MCCULLUM(1)	Executive Vice President and Chief Risk Officer
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
CHRISTOPHER D. PAYNE(1)	Senior Vice President, Government Relations
JOEL M. PITZ(1)	Senior Vice President and Controller
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
NATHAN P. SCHELHAAS(1)	Senior Vice President, Benefits and Protection - Head of Business Owner Segment
ELLEN W. SHUMWAY(1)	Senior Executive Managing Director - Global Head of Product & Marketing, Principal Asset Management
PABLO SPRENGER(2)	Executive Vice President, Principal Latin America
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
A. SHEA TREADWAY(1)	Senior Vice President, Benefits and Protection - Head of Distribution
LUIS VALDES(1)	Chairman - Latin America
BETHANY A. WOOD(1)	Executive Vice President and Chief Marketing Officer

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

(3)	Unit 1001-2 Central Plaza
18 Harbour Road
Wan Chai, Hong Kong

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable annuity contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2023 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2023)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
→ Principal Financial Services, Inc.*#	Iowa	100
→ CCB Pension Management, Co. Ltd.	China	17.64
→ PFG DO Brasil LTDA*#	Brazil	100
→ Brasilprev Seguros E Previdencia S.A.*	Brazil	50
→ Principal Global Investors Participacoes, LTDA*#	Brazil	100
→ Claritas Investments LTD*#	Cayman Islands	100
→ Claritas Administracao de Recursos LTDA*#	Brazil	100
→ PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
→ Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
→ Principal International, LLC.*#	Iowa	100
→ Principal International (Asia) Limited*#	Hong Kong	100
→ Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
→ Principal International (South Asia) SDN, BHD*#	Malaysia	100
→ Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
→ Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
→ Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Berhad*	Malaysia	60
→ CIMB Wealth Advisors Berhad*	Malaysia	100
→ PT Principal Asset Management	Indonesia	99
→ Principal Asset Management (S) PTE LTD*#	Singapore	100
→ Principal Asset Management Company Limited*	Thailand	100
→ PT Principal International Indonesia*	Indonesia	100
→ Principal Trust Company (Asia) Limited*#	Hong Kong	100
→ Principal Investment & Retirement Services Limited*#	Hong Kong	100
→ Principal Consulting (India) Private Limited*#	India	100
→ Principal Bermuda Holding, LLC	Delaware	100
→ Principal Financial Services (Bermuda) Ltd.	Bermuda	100
→ Principal Global Investors Holding Company, LLC*#	Delaware	100
→ Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
→ Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
→ Principal Global Investors (Switzerland) GMBH*	Switzerland	100
→ Principal Global Investors (Ireland) Limited*#	Ireland	100
→ PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
→ Origin Asset Management LLP*#<	Wales/United Kingdom	93.08
→ PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
→ Finisterre Holdings Limited*	Malta	100
→ Finisterre Capital LLP*	Wales/United Kingdom	86
→ Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
→ Principal Real Estate Europe Limited	Wales/United Kingdom	100
→ Principal Real Estate Limited	Wales/United Kingdom	100
→ Principal Real Estate B.V.	Netherlands	100
→ Principal Real Estate GmbH	Germany	100

→ PD Frankfurt GmbH mbH	Germany	94.9
→ Principal Real Estate S.á.r.l.	Luxembourg	100
→ Principal Real Estate SAS	France	100
→ Principal Real Estate S.L.U.	Spain	100
→ Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
→ Principal Global Investors (Singapore) Limited*#	Singapore	100
→ Principal Real Asset Investments Private Fund Management (Beijing) Co., Ltd.	China	50
→ Principal Private Fund Management (Shanghai) Co., Ltd.	China	100
→ Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
→ Principal Global Investors Holding Company (US), LLC*#	Delaware	100
→ Spectrum Asset Management, Inc.*#<	Connecticut	100
→ SAMI Brokerage LLC	Connecticut	100
→ Post Advisory Group, LLC*#<	Delaware	75.23
→ Principal Commercial Funding, LLC*#<	Delaware	100
→ Principal Enterprise Capital, LLC*#	Delaware	100
→ Principal Global Investors, LLC*#<	Delaware	100
→ Principal Real Estate Investors, LLC*#	Delaware	100
→ Principal Global Investors Trust Company*#	Oregon	100
→ Principal Shareholder Services, Inc.*#	Washington	100
→ Principal Funds Distributor, Inc.*#	Washington	100
→ Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
→ Principal Financial Group (Mauritius) LTD*#	Mauritius	100
→ Principal Life Insurance Company+#	Iowa	100
→ Principal Reinsurance Company of Delaware*#<	Delaware	100
→ Principal Reinsurance Company of Delaware II*#<	Delaware	100
→ Principal Real Estate Holding Company, LLC*#<	Delaware	100
→ GAVI PREHC HC, LLC*#<	Delaware	100
→ Principal Development Investors, LLC*#<	Delaware	100
→ Principal Real Estate Fund Investors, LLC*#<	Delaware	100
→ Principal Holding Company, LLC*#<	Iowa	100
→ Petula Associates, LLC*<	Iowa	100
→ Principal Real Estate Portfolio, Inc.*#<	Delaware	100
→ GAVI PREPI HC, LLC*#<	Delaware	100
→ Petula Prolix Development Company, LLC*#<	Iowa	100
→ Principal Commercial Acceptance, LLC*#<	Delaware	100
→ Principal Generation Plant, LLC*#<	Delaware	100
→ Principal Bank*#<	Iowa	100
→ Principal Advised Services, LLC	Delaware	100
→ Equity FC, LTD*#<	Iowa	100
→ Principal Dental Services, Inc.*#<	Arizona	100
→ Employers Dental Services, Inc.*#<	Arizona	100
→ First Dental Health*#<	California	100
→ Delaware Charter Guarantee & Trust Company*#<	Delaware	100
→ Preferred Product Network, Inc.*#<	Delaware	100
→ Principal Reinsurance Company of Vermont*#	Vermont	100
→ Principal Reinsurance Company of Vermont II*#<	Vermont	100
→ Principal International Holding Company, LLC*#	Delaware	100
→ Principal Global Services Private Limited*#	India	100
→ Principal Global Services (Philippines) LLC	Philippines	100
→ CCB Principal Asset Management Company, LTD*	China	25
→ Principal Financial Services I (US), LLC*#	Delaware	100
→ Principal Financial Services II (US), LLC*#	Delaware	100
→ Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
→ Principal Financial Services V (UK) LTD.*#	United Kingdom	100
→ Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
→ Principal Global Investors Asia (UK) Ltd	United Kingdom	100
→ Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
→ Principal Global Investors (Australia) Limited*#	Australia	100
→ Principal Global Investors (Japan) Limited*#	Japan	100
→ Principal Financial Services VI (UK) LTD*#	United Kingdom	100

→ Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
→ Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
→ Principal International Latin America LTD.*#	United Kingdom	100
→ Principal International Mexico, LLC*#	Delaware	100
→ Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
→ Principal Innovación, S.A. de C.V.	Mexico	100
→ Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
→ Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal Fondos de Inversión S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
→ Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal International South America I LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
→ Principal International de Chile, S.A.*#	Chile	100
→ Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
→ Principal Administradora General de Fondos S.A.*#	Chile	100
→ Principal Ahorro e Inversiones S.A.*#	Chile	100
→ Principal Servicios Corporativos Chile LTDA*#	Chile	100
→ Principal Servicios de Administración S.A.*#	Chile	100
→ Principal Holding Company Chile S.A.*#	Chile	100
→ Principal Chile Limitada*#	Chile	100
→ Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
→ Inversiones Cuprum Internacional S.A.*#	Chile	100
→ Principal National Life Insurance Company+#	Iowa	100
→ Principal Securities, Inc.	Iowa	100
→ Diversified Dental Services, Inc.*#	Nevada	100
→ Principal Innovations, Inc.	Delaware	90.55
→ Business Owner Ecosystem, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 30. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Christopher Agbe-Davies	Vice President, Associate General Counsel and Assistant Secretary
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution (PPN)
Principal Financial Group(1)

Jess Beltran	Chief Supervision Officer
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Brock Cooper	Chief Compliance Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Sarah Juteau	Counsel
Principal Financial Group(1)

Cody Lawler	Vice President, Operations
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter
Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Mitch G. Nass	Counsel and Secretary
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

A. Shea Treadway	Director
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc.	$47,297,870	0	0	0
Item 32. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.
Item 33. Management Services
N/A
Item 34. Fee Representation
Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 29th day of April, 2024.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman of the Board
Director, Chairman, President and Chief Executive Officer

Attest:

/s/ Christopher Agbe-Davies
Christopher Agbe-Davies
Assistant Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. J. Houston	Director, Chairman of the Board	April 29, 2024
D. J. Houston	Chairman, President, and Chief Executive Officer

/s/ J. M. Pitz	Senior Vice President and Controller	April 29, 2024
J. M. Pitz	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 29, 2024
D. D. Strable-Soethout

/s/ J. S. Auerbach*	Director	April 29, 2024
J. S. Auerbach

/s/ M. E. Beams*	Director	April 29, 2024
M. E. Beams

/s/ J. Carter-Miller*	Director	April 29, 2024
J. Carter-Miller

/s/ R. C. Hochschild*	Director	April 29, 2024
R. C. Hochschild

/s/ S. M. Mills*	Director	April 29, 2024
S. M. Mills

/s/ H. E. Mitchell*	Director	April 29, 2024
H. E. Mitchell

/s/ C. Muruzabal*	Director	April 29, 2024
C. Muruzabal

/s/ D. C. Nordin*	Director	April 29, 2024
D. C. Nordin

/s/ B. C. Pickerell*	Director	April 29, 2024
B. C. Pickerell

/s/ C. S. Richer*	Director	April 29, 2024
C. S. Richer

/s/ A. Rivera*	Director	April 29, 2024
A. Rivera

*By	/s/ D. J. Houston
D. J. Houston
Director, Chairman of the Board
Chairman, President and Chief Executive Officer

*
Pursuant to Powers of Attorney
Filed as Ex-99.(10B) on 04/27/2018 Accession No. 0000009713-18-000048), filed as Ex-99.(B)(10b) on 04/28/2020 (Accession No. 0000009713-20-000042) for J. S. Auerbach, filed as Ex-99.(B)(10)(B) on 04/29/2021 (Accession No. 0000009713-21-000077) for M. E. Beams, C. S. Richer and A. Rivera, filed as Ex-99(L)(2) on 04/28/2022 (Accession No. 0000009713-22-000069) for C. Muruzabal and filed as Ex-99(L)(2) on 04/27/2023 (Accession No. 0000009713-23-000053) for H. E. Mitchell.